                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON April 29, 2004

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. __                                          [ ]

     Post-Effective Amendment No. 107                                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940

     Amendment No. 134                                                       [X]

                                    GMO TRUST
               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                 with a copy to:

        Scott Eston                                     J.B. Kittredge, Esq.
         GMO Trust                                          Ropes & Gray
       40 Rowes Wharf                                  One International Place
Boston, Massachusetts 02110                          Boston, Massachusetts 02110
                    (Name and address of agents for service)

It is proposed that this filing will become effective:

     [ ]  Immediately upon filing pursuant to paragraph (b), or

     [X]  60 days after filing pursuant to paragraph (a)(1), or


     [ ]  On ________, pursuant to paragraph (b), or


     [ ]  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

================================================================================

No information contained herein is intended to amend or supercede any prior filing relating to any other series of the Registrant.

GMO TRUST                                                             Prospectus

                                                                   June 30, 2005


GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- U.S. Quality Equity Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Small Cap Value Fund
- Small Cap Growth Fund
- Real Estate Fund
- Tax-Managed U.S. Equities Fund
- Tax-Managed Small Companies Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- Core Plus Bond Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Emerging Country Debt Fund
- Emerging Country Debt Share Fund
- Short-Duration Investment Fund
- Alpha Only Fund
- Inflation Indexed Bond Fund

INTERNATIONAL EQUITY FUNDS
- International Disciplined Equity Fund
- International Intrinsic Value Fund
- International Growth Fund

- Global Growth Fund

- Currency Hedged International Equity Fund
- Foreign Fund
- Foreign Small Companies Fund
- International Small Companies Fund
- Emerging Markets Fund
- Emerging Countries Fund

- Tax-Managed International Equities Fund


ASSET ALLOCATION FUNDS
- Benchmark-Free Allocation Fund
- International Equity Allocation Fund
- Global Balanced Asset Allocation Fund
- Global (U.S.+) Equity Allocation Fund
- U.S. Sector Fund

Information about other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SUMMARIES OF FUND OBJECTIVES, PRINCIPAL INVESTMENT
  STRATEGIES, AND PRINCIPAL RISKS...........................     1
  U.S. Equity Funds.........................................     2
    U.S. Core Fund..........................................     2
    Tobacco-Free Core Fund..................................     4
    U.S. Quality Equity Fund................................     6
    Value Fund..............................................     8
    Intrinsic Value Fund....................................    10
    Growth Fund.............................................    12
    Small Cap Value Fund....................................    14
    Small Cap Growth Fund...................................    16
    Real Estate Fund........................................    18
    Tax-Managed U.S. Equities Fund..........................    20
    Tax-Managed Small Companies Fund........................    22
  International Equity Funds................................    24
    International Disciplined Equity Fund...................    24
    International Intrinsic Value Fund......................    26
    International Growth Fund...............................    28
    Global Growth Fund......................................    30
    Currency Hedged International Equity Fund...............    32
    Foreign Fund............................................    34
    Foreign Small Companies Fund............................    36
    International Small Companies Fund......................    38
    Emerging Markets Fund...................................    40
    Emerging Countries Fund.................................    42
    Tax-Managed International Equities Fund.................    44
  Fixed Income Funds........................................    47
    Domestic Bond Fund......................................    48
    Core Plus Bond Fund.....................................    50
    International Bond Fund.................................    52
    Currency Hedged International Bond Fund.................    54
    Global Bond Fund........................................    56
    Emerging Country Debt Fund..............................    58
    Emerging Country Debt Share Fund........................    60
    Short-Duration Investment Fund..........................    62
    Alpha Only Fund.........................................    64
    Inflation Indexed Bond Fund.............................    66
  Asset Allocation Funds....................................    68
    Benchmark-Free Allocation Fund..........................    68
    International Equity Allocation Fund....................    70
    Global Balanced Asset Allocation Fund...................    72
    Global (U.S.+) Equity Allocation Fund...................    74
    U.S. Sector Fund........................................    76
DESCRIPTION OF PRINCIPAL RISKS..............................    78
MANAGEMENT OF THE TRUST.....................................    86
DETERMINATION OF NET ASSET VALUE............................    88
NAME POLICIES...............................................    89
DISCLOSURE OF PORTFOLIO HOLDINGS............................    89
HOW TO PURCHASE SHARES......................................    89
HOW TO REDEEM SHARES........................................    91
PURCHASE PREMIUMS AND REDEMPTION FEES.......................    92
MULTIPLE CLASSES............................................    93
DISTRIBUTIONS AND TAXES.....................................    95
FINANCIAL HIGHLIGHTS........................................    98
INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE
  PROSPECTUSES..............................................   124
FUND CODES.......................................inside back cover
ADDITIONAL INFORMATION..................................back cover
SHAREHOLDER INQUIRIES...................................back cover
DISTRIBUTOR.............................................back cover

                                  SUMMARIES OF
     FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS


     This section contains summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks. The summaries are not designed to be all-inclusive, and each Fund may make investments, employ strategies, and be exposed to risks that are not described in a Fund's summary. More information about each Fund's investments and strategies is set forth in the Statement of Additional Information ("SAI"). See the back cover of this Prospectus for information about how to receive the SAI. The Funds' Board of Trustees ("Trustees") may change a Fund's investment objective and strategies without shareholder approval unless the objective or strategy is identified in this Prospectus or in the SAI as "fundamental." Only the investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Duration Investment Fund, and International Intrinsic Value Fund are fundamental. Unless otherwise specified in this Prospectus or in the SAI, Grantham, Mayo, Van Otterloo & Co. LLC, the investment manager of each Fund (the "Manager" or "GMO"), is not obligated to and generally will not consider tax consequences when seeking to achieve a Fund's investment objective (e.g., a Fund may engage in transactions that are not tax efficient for shareholders subject to U.S. federal income tax). Portfolio turnover is not a principal consideration when making investment decisions for the Funds. Based on its assessment of market conditions, the Manager may trade a portfolio's investments more frequently at some times than at others. High turnover rates may adversely affect a Fund's performance by generating additional expenses and may result in additional taxable income for its shareholders.


     Many of the Fund summaries state that a Fund will make "investments" in a particular type of security or other asset. When used in this Prospectus, the term "investments" includes both direct investments and indirect investments (e.g., investments in another Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset).

     To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, certain Funds have adopted a policy, described in such Funds' "Principal investment strategies," of investing at least 80% of their assets in certain types of investments, industries, countries, or geographic regions (each policy, a "Name Policy"). See "Name Policies."

     Investing in mutual funds involves risk, including the risk that the strategies and techniques of the Manager will fail to produce the desired results (see "Management of the Trust" for a description of the Manager and "Description of Principal Risks -- Management Risk"). Each Fund is subject to risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to "Description of Principal Risks" in this Prospectus for a more detailed discussion of the principal risks of investing in the Funds. Each Fund may be exposed to risks in addition to the principal risks described in this Prospectus.


     It is important for you to note that an investment in a Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



     See "Fund Codes" on the inside back cover of this Prospectus for information regarding each Fund's ticker, symbol, and CUSIP number. This Prospectus does not offer shares in any state where they may not lawfully be offered.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
                                                    Fund Inception Date: 9/18/85

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.


     The Manager uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                              GMO U.S. CORE FUND


PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]


                                      U.S. CORE FUND (%)
                                      ------------------
1995                                         43.25
1996                                         17.61
1997                                         35.10
1998                                         24.69
1999                                         18.59
2000                                          0.30
2001                                         -7.68
2002                                        -19.67
2003                                         26.61
2004                                          9.80


                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -17.14% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II(#)                                                     6/7/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.83%    0.61%        N/A       9.97%
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%   -2.30%        N/A       8.78%
----------------------------------------------------------------------------
 CLASS III                                                      9/18/85
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.80%    0.67%     13.28%      13.97%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %          %           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          %        %          %           %
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%   -2.30%     12.07%      13.06%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.87%    0.73%        N/A       7.03%
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%   -2.30%        N/A       5.45%
----------------------------------------------------------------------------
 CLASS V                                                         7/2/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.89%      N/A        N/A       1.83%
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%      N/A        N/A       1.11%
----------------------------------------------------------------------------
 CLASS VI                                                       6/30/03
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              10.00%    N/A          N/A      16.49%
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%    N/A          N/A      17.69%
----------------------------------------------------------------------------


(#) For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
                                                                CLASS II      CLASS III      CLASS IV     CLASS V     CLASS VI
  ----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                  0.33%          0.33%         0.33%        0.33%       0.33%
  Shareholder service fee                                         0.22%          0.15%        0.105%       0.085%      0.055%
  Other expenses                                                      %              %             %            %           %
  Total annual operating expenses                                     %(1)           %(1)          %(1)         %(1)        %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be    % of the Fund's average daily
net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                              ------    -------   -------   --------
Class II                                                        $        $         $          $
Class III                                                       $        $         $          $
Class IV                                                        $        $         $          $
Class V                                                         $        $         $          $
Class VI                                                        $        $         $          $

 GMO TOBACCO-FREE CORE FUND
                                                   Fund Inception Date: 10/31/91

INVESTMENT OBJECTIVE

     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in larger capitalized U.S. companies, other than tobacco-producing companies. Under normal circumstances, the Fund must invest at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies. The Manager defines tobacco-free companies as those companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.


     The Manager uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                      GMO TOBACCO-FREE CORE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]


                                      TOBACCO FREE CORE
                                           FUND (%)
                                      ------------------
1995                                         43.00
1996                                         18.30
1997                                         35.60
1998                                         25.20
1999                                         21.25
2000                                         -0.89
2001                                         -8.82
2002                                        -20.25
2003                                         26.52
2004                                          9.26


                        Highest Quarter: 19.47% (4Q1998)
                        Lowest Quarter: -17.27% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.26%   -0.08%     13.24%       12.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %        %          %            %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %        %          %            %
----------------------------------------------------------------------------
 S&P 500 INDEX                   10.88%   -2.30%     12.07%       11.13%
----------------------------------------------------------------------------
 CLASS IV                                                       7/2/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.26%      N/A        N/A        1.26%
----------------------------------------------------------------------------
 S&P 500 INDEX                   10.88%      N/A        N/A        1.11%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Management fee                                                   0.33%       0.33%
  Shareholder service fee                                          0.15%      0.105%
  Other expenses                                                       %           %
  Total annual operating expenses                                      %           %
  Expense reimbursement                                                %(1)        %(1)
  Net annual expenses                                                  %           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $
Class IV                                                        $        $         $          $


       * After reimbursement

 GMO U.S. QUALITY EQUITY FUND
                                                     Fund Inception Date: 2/6/04

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in larger capitalized U.S. companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds between 40 and 80 stocks.


     The Manager uses proprietary quality models to evaluate an issuer's quality score based on several factors, including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).


     The Manager also uses proprietary research and quantitative models to seek out stocks it believes are undervalued and stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Non-Diversification Risk - The Fund is non-diversified, which means it is allowed to invest in a relatively small number of securities. Because the Fund may invest a greater percentage of its assets in the securities of a single issuer than if it were diversified, a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Focused Investment Risk (increased risk from the Fund's focusing investments in a limited number of countries, geographic regions, or companies or in industries with high positive correlations to one another), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                    GMO U.S. QUALITY EQUITY FUND

PERFORMANCE

     Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III       CLASS IV
  ---------------------------------------------------------------------------------------
  Management fee                                                   0.33%           0.33%
  Shareholder service fee                                          0.15%          0.105%
  Other expenses                                                       %(1)            %(1)
  Total annual operating expenses                                      %(1)            %(1)
  Expense reimbursement                                                %(1)            %(1)
  Net annual expenses                                                  %(1)            %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $
Class IV                                                        $        $         $          $


       * After reimbursement

 GMO VALUE FUND
                                                   Fund Inception Date: 11/13/90

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of such companies.


     The Manager uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the Manager believes to be their true fundamental value. The Manager then applies traditional fundamental analysis to evaluate a potential issuer's financial, operational, and management strength. The Manager evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                          GMO VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]

                                        VALUE FUND (%)
                                      ------------------
1995                                         38.18
1996                                         20.73
1997                                         30.42
1998                                         11.66
1999                                          2.70
2000                                         10.67
2001                                          2.85
2002                                        -20.64
2003                                         29.06
2004                                         12.72

                        Highest Quarter: 17.71% (2Q2003)
                        Lowest Quarter: -19.38% (3Q2002)

                      Year to Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                   1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                       11/13/90
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES               12.72%    5.61%     12.61%      13.10%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                         %        %          %           %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                %        %          %           %
-----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX          16.49%    5.27%     13.83%      13.80%
-----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.46%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %
  Total annual operating expenses                                      %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.46% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class III                                                      $        $         $          $

 GMO INTRINSIC VALUE FUND
                                                     Fund Inception Date: 8/2/99

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of such companies.



     The Manager uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                        GMO INTRINSIC VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [GRAPH]


                                       INTRINSIC VALUE
                                           FUND (%)
                                      ------------------
2000                                         10.67
2001                                          3.31
2002                                        -15.75
2003                                         29.68
2004                                         12.76


                        Highest Quarter: 19.25% (2Q2003)
                        Lowest Quarter: -17.34% (3Q2002)

                      Year to Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       8/2/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              12.76%    7.09%      N/A         6.39%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %               N/A             %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %               N/A             %
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         16.49%    5.27%      N/A         4.45%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class III                                                      $        $         $          $

 GMO GROWTH FUND
                                                   Fund Inception Date: 12/30/88

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and growth characteristics similar to those of such companies.



     The Manager uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. The Manager then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                         GMO GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [GRAPH]


                                       GROWTH FUND (%)
                                      ------------------
1995                                         39.85
1996                                         20.39
1997                                         29.35
1998                                         37.30
1999                                         39.04
2000                                        -12.21
2001                                        -20.60
2002                                        -22.58
2003                                         28.58
2004                                          5.09


                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -21.46% (1Q2001)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/30/88
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              5.09%    -6.12%     11.73%      12.64%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %          %           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                              %         %          %           %
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX        6.30%    -9.29%      9.59%      10.99%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class III                                                      $        $         $          $

 GMO SMALL CAP VALUE FUND
                                                   Fund Inception Date: 12/31/91

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of such companies ("small cap companies"). As
of May   , 2005, the average market capitalization of companies in the Russell
2500 universe was approximately $ billion; the median market capitalization was
approximately $     million; and the capitalization of the largest company was
approximately $   billion. Under normal circumstances, the Fund invests at least
80% of its assets in securities of small cap companies.



     The Manager uses proprietary research and quantitative models to identify small cap company stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Liquidity Risk (difficulty in selling Fund investments).

                                                        GMO SMALL CAP VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95
2000                                                                             19.01
2001                                                                              9.91
2002                                                                            -11.48
2003                                                                             45.26
2004                                                                             20.80

                        Highest Quarter: 23.22% (2Q2003)
                        Lowest Quarter: -19.71% (3Q2002)


             Year-to-Date (as of 3/31/05):     %

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              19.59%   15.00%     15.18%      15.31%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %          %           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          %        %          %           %
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE INDEX(a)      21.58%   16.05%     16.03%      15.49%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE + INDEX(b)    21.58%   16.05%     15.89%      14.57%
----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The Russell 2500 Value + Index is a composite benchmark computed by the Manager and comprised of the Russell 2500 Index from 12/31/91 to 12/31/96, and the Russell 2500 Value Index from 12/31/96 to present, each of which was the Fund's benchmark during the periods indicated.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.50%(1)


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %(2)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                IF YOU SELL YOUR SHARES             IF YOU DO NOT SELL YOUR SHARES
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Class III                                 $        $         $          $         $        $         $          $

 GMO SMALL CAP GROWTH FUND
                                                   Fund Inception Date: 12/31/96

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of such companies ("small cap companies"). As
of May   , 2005, the average market capitalization of companies in the Russell
2500 universe was approximately $ billion; the median market capitalization was approximately $ million; and the capitalization of the largest company was approximately $ billion. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small cap companies.



     The Manager uses proprietary research and quantitative models to identify small cap company stocks it believes have improving fundamentals. The Manager then narrows the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 2500 Growth Index, which measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (difficulty in selling Fund investments), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                       GMO SMALL CAP GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND (%)
                                                                       -------------------------
1997                                                                             24.69
1998                                                                              5.79
1999                                                                             30.38
2000                                                                            -10.36
2001                                                                            -13.27
2002                                                                            -17.62
2003                                                                             47.09
2004                                                                             14.41

                        Highest Quarter: 26.98% (4Q1999)
                        Lowest Quarter: -24.62% (3Q2001)


             Year-to-Date (as of 3/31/05):     %

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



---------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------
 CLASS III                                                     12/31/96
---------------------------------------------------------------------------
 RETURN BEFORE TAXES             13.27%     1.31%       N/A       7.89%
---------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %       N/A           %
---------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %         %       N/A           %
---------------------------------------------------------------------------
 RUSSELL 2500 GROWTH INDEX       14.59%    -2.32%       N/A       6.35%
---------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.50%(1)


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %(2)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                IF YOU SELL YOUR SHARES             IF YOU DO NOT SELL YOUR SHARES
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Class III                                 $        $         $         $          $        $         $          $

 GMO REAL ESTATE FUND
                                                    Fund Inception Date: 5/31/96

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Morgan Stanley REIT Index, and in companies with characteristics similar to those of such companies. Under normal circumstances, the Fund will invest at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments.


     REITs are managed vehicles that invest in real estate or real estate-related companies. The Manager defines real estate-related investments as investments by the Fund in companies whose principal activity involves the development, ownership, construction, management, or sale of real estate, companies with significant real estate holdings, and companies that provide products or services related to the real estate industry. The Fund typically invests in equity REITs and real estate-related operating companies which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of both equity REITs and mortgage REITs.


     The Manager uses proprietary research and quantitative models to identify stocks that are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."



- Real Estate Risk - Real-estate related securities may decline in value in light of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The value of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for the special tax treatment accorded real estate investment trusts under the Internal Revenue Code of 1986, as amended and/or to maintain exempt status under the Investment Company Act of 1940. Because a fundamental policy of the Fund is to concentrate its assets in real estate-related securities, the value of the Fund's portfolio can be expected to change in light of factors affecting the real estate industry and may fluctuate more widely than the value of a portfolio that consists of securities of companies in a broader range of industries.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Focused Investment Risk - Focusing investments in industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which makes substantial investments in real estate-related securities, making the Fund more susceptible to economic, market, political, and other developments affecting real estate-related industries.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                            GMO REAL ESTATE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                    [Graph]


                                          REIT FUND (%)
                                          -------------
1997                                          19.35
1998                                         -24.36
1999                                          -4.66
2000                                          28.83
2001                                           9.71
2002                                           2.17
2003                                          33.85
2004                                          30.43



                        Highest Quarter: 15.17% (4Q2004)

                        Lowest Quarter: -16.27% (3Q1998)

                      Year-to-Date (as of 3/31/04):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      5/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              30.43%   20.31%        N/A      12.65%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          %        %        N/A           %
----------------------------------------------------------------------------
 S&P 500 INDEX(a)                 10.88%   -2.30%        N/A       8.86%
----------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX(b)     31.49%   21.67%        N/A      14.78%
----------------------------------------------------------------------------



(a) The S&P 500 Index, an index of large capitalization U.S. stocks, is independently maintained and published by Standard & Poor's.


(b) Fund's benchmark.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%(1)
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %(1)
  Expense reimbursement                                                                         %(2)
  Net annual expenses                                                                           %(1)



(1) The Manager has temporarily agreed to waive 0.21% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.33% of the Fund's average daily net assets, resulting in estimated net annual
expenses of     % of the Fund's average daily net assets. The Manager may
terminate this waiver at any time upon notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 (see note 2 below).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.54% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS    5 YEARS    10 YEARS
                                                              -------   -------    -------    --------
Class III                                                       $         $          $          $



       * Costs in first year reduced for Manager's expense reimbursement, but not temporary waiver of management fee. If costs in first year were
         also reduced by this temporary waiver, the costs would be $    for 1
         year, $    for 3 years, $    for 5 years, and $    for 10 years.

 GMO TAX-MANAGED U.S. EQUITIES FUND
                                                    Fund Inception Date: 7/23/98

INVESTMENT OBJECTIVE
     High after-tax total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in larger capitalized U.S. companies and uses quantitative applications integrated with tax management techniques to provide broad exposure to the U.S. equity market for investors subject to U.S. federal income tax. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S.


     The Manager uses proprietary research and quantitative models to seek out stocks it considers to be undervalued as well as stocks it believes have improving fundamentals. These models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager also uses proprietary techniques to adjust the portfolio for factors such as position size, industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.


     The Manager attempts to manage tax consequences by actively seeking to offset realized capital gains with realized capital losses, and by seeking to minimize the amount of realized short-term capital gains generated by portfolio transactions. The Manager considers the tax effects of a proposed purchase or sale of a stock in conjunction with the return forecast of that stock and its potential contribution to the overall portfolio.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the S&P 500 Index (after tax), computed by the Manager by adjusting the return of the S&P 500 Index by its tax cost. The Manager estimates the S&P 500 Index's tax cost by applying the maximum historical applicable individual federal tax rate to the S&P 500 Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the S&P 500 Index). The S&P 500 Index is an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                              GMO TAX-MANAGED U.S. EQUITIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Years Ending December 31
                                    [GRAPH]


                                       TAX-MANAGED U.S.
                                      EQUITIES FUND (%)
                                      ------------------
1999                                         16.96
2000                                          3.21
2001                                         -9.77
2002                                        -19.69
2003                                         25.18
2004                                          9.17


                        Highest Quarter: 16.69% (2Q2003)
                        Lowest Quarter: -17.54% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/23/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.17%    0.44%      N/A         4.28%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %      N/A             %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          %        %      N/A             %
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%   -2.30%      N/A         2.47%
----------------------------------------------------------------------------
 S&P 500 INDEX (AFTER TAX)(a)          %        %      N/A             %
----------------------------------------------------------------------------


(a) Fund's benchmark (computed by the Manager).

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement                                                                         %(1)
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.33% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $


       * After reimbursement

 GMO TAX-MANAGED SMALL COMPANIES FUND
                                                     Fund Inception Date: 6/1/99

INVESTMENT OBJECTIVE

     High after-tax total return. The Fund seeks to achieve its objective by outperforming its benchmark.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in small companies that issue stocks traded in the U.S. market and uses quantitative applications integrated with tax management techniques to provide this exposure to investors subject to U.S. federal income tax. The Manager considers "small companies" to be those chosen from among the 3,000 (excluding the top 500) largest capitalized stocks traded in the U.S. market. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small companies.



     The Manager uses proprietary research and quantitative models to seek out stocks it considers to be undervalued as well as stocks it believes have improving fundamentals. These models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager also uses proprietary techniques to adjust the portfolio for factors such as position size, industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.


     The Manager attempts to manage tax consequences by actively seeking to offset realized capital gains with realized capital losses, and by seeking to minimize the amount of realized short-term capital gains generated by portfolio transactions. The Manager considers the tax effects of a proposed purchase or sale of a stock in conjunction with the return forecast of that stock and its potential contribution to the overall portfolio.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the Russell 2500 Index (after tax), computed by the Manager by adjusting the return of the Russell 2500 Index by its tax cost, which is estimated by the Manager by applying the maximum historical applicable individual federal income tax rate to the Russell 2500 Index's dividend yield. The Russell 2500 Index is independently maintained and published by the Frank Russell Company.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (difficulty in selling Fund investments), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                            GMO TAX-MANAGED SMALL COMPANIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Year Ending December 31
                                    [GRAPH]


                       TAX-MANAGED SMALL COMPANIES FUND (%)
                       ------------------------------------
2000                                   7.79
2001                                   9.27
2002                                  -9.24
2003                                  39.51
2004                                  16.97


                        Highest Quarter: 20.46% (2Q2003)
                        Lowest Quarter: -18.57% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       6/1/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              16.39%   11.66%        N/A      10.36%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          %        %        N/A           %
----------------------------------------------------------------------------
 RUSSELL 2500 INDEX               18.29%    8.35%        N/A      10.70%
----------------------------------------------------------------------------
 RUSSELL 2500 INDEX (AFTER
  TAX)(a)                              %        %        N/A           %
----------------------------------------------------------------------------


(a) Fund's benchmark (computed by the Manager).

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.55%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement                                                                         %(2)
  Net annual expenses                                                                           %


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium, including the circumstances under which the Manager may waive the purchase premium.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.55% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                      $         $         $         $


       * After reimbursement

                           INTERNATIONAL EQUITY FUNDS
 GMO INTERNATIONAL DISCIPLINED EQUITY FUND
                                                    Fund Inception Date: 1/29/02

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



     The Manager uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:


     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and


     - Currencies - export and producer price parity, balance of payments, and interest rate differentials.


     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will reflect a slight bias for value stocks over growth stocks. The Manager seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund's benchmark.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK
     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                       GMO INTERNATIONAL DISCIPLINED EQUITY FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total return from year to year for the periods shown, and by comparing the Fund's average annual total return for different calendar periods with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31

                                    [GRAPH]


                       INTERNATIONAL DISCIPLINED EQUITY FUND
                       -------------------------------------
2003                                   37.67
2004                                   22.39


                        Highest Quarter: 18.96% (2Q2003)
                        Lowest Quarter: -6.19% (1Q2003)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      1/29/02
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              22.39%      N/A        N/A      18.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %      N/A        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          %      N/A        N/A           %
----------------------------------------------------------------------------
 MSCI EAFE                        20.25%      N/A        N/A      14.25%
----------------------------------------------------------------------------
 CLASS IV                                                        6/20/03
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              22.44%    N/A        N/A        31.68%
----------------------------------------------------------------------------
 MSCI EAFE                        20.25%    N/A        N/A        32.33%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.40%       0.40%
  Shareholder service fee                                                                   0.15%       0.09%
  Other expenses                                                                                %           %
  Total annual operating expenses                                                               %(1)        %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder services fees and
certain other expenses described on page   of this Prospectus) exceed 0.40% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class III                                                      $        $         $          $
Class IV                                                       $        $         $          $

 GMO INTERNATIONAL INTRINSIC VALUE FUND
                                                    Fund Inception Date: 3/31/87

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S.



     The Manager uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:


     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and


     - Currencies - export and producer price parity, balance of payments, and interest rate differentials.


     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will reflect a significant bias for value stocks over growth stocks.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a value style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI")(which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund) and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]

                          INTERNATIONAL INTRINSIC VALUE FUND (%)
                          --------------------------------------
1995                                       10.32
1996                                        9.55
1997                                        0.92
1998                                       13.60
1999                                       14.62
2000                                       -1.40
2001                                      -12.11
2002                                       -0.59
2003                                       43.51
2004                                       25.27

                        Highest Quarter: 21.54% (2Q2003)
                        Lowest Quarter: -15.14% (3Q1998)

                       Year-to-Date (as of 3/31/05):    %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II                                                       9/26/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              25.21%    9.07%       N/A        9.63%
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                  23.53%    3.10%       N/A        7.19%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               20.25%   -1.13%       N/A        4.99%
----------------------------------------------------------------------------
 CLASS III                                                      3/31/87
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              25.27%    9.14%     9.42%       10.17%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %         %            %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %         %            %
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                  25.53%    3.10%     7.76%          N/A
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               20.25%   -1.13%     5.62%        5.68%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              25.32%    9.22%       N/A       11.08%
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                  23.53%    3.10%       N/A        8.15%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               20.25%   -1.13%       N/A        5.77%
----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS II   CLASS III   CLASS IV
  -----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%      0.54%       0.54%
  Shareholder service fee                                                                   0.22%      0.15%       0.09%
  Other expenses                                                                                %          %           %
  Total annual operating expenses                                                               %(1)       %(1)        %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.54% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class II                                                       $        $         $         $
Class III                                                      $        $         $         $
Class IV                                                       $        $         $         $

 GMO INTERNATIONAL GROWTH FUND
                                                   Fund Inception Date: 11/30/01

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically invests in a diversified portfolio of equity investments from the world's developed markets other than the U.S.



     The Manager, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The Manager applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The Manager maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the Manager believes have the highest growth prospects or that the Manager believes are most undervalued. The Manager also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                   GMO INTERNATIONAL GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total return from year to year for the periods shown, and by comparing the Fund's average annual total return for the calendar period shown with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                    [Graph]


                                      GMO INTERNATIONAL
                                       GROWTH FUND (%)
                                      ------------------
2002                                        -10.52
2003                                         30.40
2004                                         20.03


                        Highest Quarter: 16.54% (2Q2003)
                        Lowest Quarter: -16.44% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/30/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              20.03%     N/A       N/A        12.33%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %     N/A       N/A             %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %     N/A       N/A             %
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC GROWTH
  STYLE INDEX(a)                  16.85%     N/A       N/A         9.05%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               20.25%     N/A       N/A        11.77%
----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %(1)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.54% of
the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was
reflected, net Fund operating expenses would be     % of the Fund's average
daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                              ------    -------   -------   --------
Class III                                                       $        $         $         $

 GMO GLOBAL GROWTH FUND                             Fund Inception Date: 7/20/04



INVESTMENT OBJECTIVE



     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.



PRINCIPAL INVESTMENT STRATEGIES



     The Fund will typically invest in a diversified portfolio of equity investments from the world's developed markets, including the U.S.



     The Manager, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The Manager applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The Manager maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the Manager believes have the highest growth prospects or that the Manager believes are most undervalued. The Manager also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the Manager and the models used may change over time. The Manager will seek to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund's benchmark.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through the investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.



BENCHMARK



     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") World Growth Index, an independently maintained and published index covering the developed markets -- North America, Europe and Asia Pacific -- of the PMI that have a growth style. The PMI is a large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of the available capital of the BMI in each country and including 25% of the BMI issues.



PRINCIPAL RISKS OF INVESTING IN THE FUND



     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."



- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.



- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments through which the Fund may take active long and short currency positions. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                          GMO GLOBAL GROWTH FUND



PERFORMANCE


     The Fund has not yet had a full year of investment operations. As a result, no performance information is currently available.



FEES AND EXPENSES



     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES
  (fees that are paid directly from your investment)            CLASS III
  -----------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)      0.30%(1)
  Redemption fee (as a percentage of amount redeemed)             0.30%(1)



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  CLASS III
  -----------------------------------------------------------------------
  Management fee
                                                                  0.47%
  Shareholder service fee
                                                                  0.15%
  Other expenses
                                                                      %(2)
  Total annual operating expenses
                                                                      %(2,3)



(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium and redemption fee.


(2) The amounts indicated above represent an annualized estimate of the Fund's operating expenses for the current fiscal year.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fee and certain other expenses described on page of this Prospectus) exceed 0.47% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement. If such reimbursement was reflected,
net Fund operating expenses would be     % of the Fund's average daily net
assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                 IF YOU SELL YOUR SHARES             IF YOU DO NOT SELL YOUR SHARES
                                          -------------------------------------   -------------------------------------
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------   ------   -------   -------   --------
 Class III                                 $        $         $          $         $        $         $          $

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND      Fund Inception Date: 6/30/95

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



     The Manager allocates the Fund's assets among the underlying Funds based on its analysis of the relative attractiveness of value versus growth investing styles. The Manager uses proprietary research and quantitative models to measure the discount at which value stocks trade relative to growth stocks generally, as well as to analyze the predicted returns of the two styles in the markets. The Manager also creates forecasted returns for currencies, considering factors such as relative valuations measured by export and producer price parity, balance of payments, and interest rates.


     The Manager will look at the underlying Funds' holdings to measure base currency exposure and then attempt to hedge at least 70% of the foreign currency exposure in the underlying Funds' investments back to the U.S. dollar. While the Fund's benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East) (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.


- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund and the underlying Funds do not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund makes frequent use of currency forwards.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments.



- Liquidity Risk - The underlying Funds' ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the underlying Funds, causing their prices to decline or fail to approach the values that the Manager anticipates), Market Risk - Growth Securities (risk that the market prices of securities purchased by the underlying Funds, which place greater emphasis on future earnings expectations, will be more sensitive to general market movements), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                   GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [Bar Graph]


                                        CURRENCY HEDGED
                                      INTERNATIONAL EQUITY
                                            FUND (%)
                                      --------------------
1996                                           15.28
1997                                           12.90
1998                                            7.29
1999                                           20.91
2000                                            9.89
2001                                           -5.27
2002                                          -14.26
2003                                           20.96
2004                                           14.77


                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS    INCEPT.
-----------------------------------------------------------------------
 CLASS III                                                     6/30/95
-----------------------------------------------------------------------
 RETURN BEFORE TAXES            14.77%     4.38%       N/A       9.48%
-----------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                      %         %       N/A           %
-----------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                        %         %       N/A           %
-----------------------------------------------------------------------
 MSCI EAFE INDEX(a)             20.25%    -1.13%       N/A       5.64%
-----------------------------------------------------------------------
 MSCI EAFE INDEX (HEDGED)(b)    12.01%    -4.85%       N/A       6.93%
-----------------------------------------------------------------------



(a) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.54%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                       %(2)
  Total annual operating expenses                                      %(2)
  Expense reimbursement                                                %(2,3)
  Net annual expenses                                                  %(2)


(1) The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of investing in underlying Funds, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended
February 28, 2005, the Fund's total indirect net operating expenses were     %,
and the Fund did not bear any indirect investment-related expenses. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and
certain other expenses described on page   of this Prospectus (collectively,
"Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and
(b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $         $


       * After reimbursement

 GMO FOREIGN FUND
                                                    Fund Inception Date: 6/28/96

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in non-U.S. companies, including the companies in the MSCI international developed markets and emerging markets universes (approximately 4,000 companies). Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to countries outside the U.S.


     - Stock selection - The Manager employs a disciplined quantitative screening process combined with fundamental insights on the markets to analyze issuers and country economics. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities are an integral part of the investment process.

     - Country selection - Overweightings and underweightings of the Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swaps, to adjust its foreign currency exposure.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East), a large capitalization international stock index, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Smaller Company Risk (greater market risk and liquidity risk resulting from investments in companies with smaller capitalizations).

                                                                GMO FOREIGN FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31

                                  [Bar Graph]


                                       FOREIGN FUND (%)
                                      ------------------
1995                                         13.85
1996                                         14.32
1997                                          6.86
1998                                         13.95
1999                                         28.96
2000                                         -6.53
2001                                        -10.10
2002                                         -5.74
2003                                         40.89
2004                                         21.90


                        Highest Quarter: 18.84% (2Q2003)
                        Lowest Quarter: -16.25% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS    INCEPT.
-------------------------------------------------------------------------
 CLASS II                                                        9/30/96
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              21.88%    6.29%        N/A      10.47%
-------------------------------------------------------------------------
 MSCI EAFE INDEX                  20.25%   -1.13%        N/A       4.93%
-------------------------------------------------------------------------
 CLASS III*                                                      8/31/84
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              21.90%    6.35%     10.77%      15.53%
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %     N/A(#)      N/A(#)
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %     N/A(#)      N/A(#)
-------------------------------------------------------------------------
 MSCI EAFE INDEX                  20.25%   -1.13%      5.62%      11.44%
-------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              22.04%    6.43%        N/A      10.85%
-------------------------------------------------------------------------
 MSCI EAFE INDEX                  20.25%   -1.13%        N/A       5.77%
-------------------------------------------------------------------------


(#) Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company.


(*) Performance information presented for the Class III shares of the Fund is that of the Fund's predecessor for all periods prior to June 28, 1996.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS II   CLASS III   CLASS IV
  ----------------------------------------------------------------------------------------------
  Management fee                                                   0.60%      0.60%       0.60%
  Shareholder service fee                                          0.22%      0.15%       0.09%
  Other expenses                                                       %          %           %
  Total annual operating expenses                                      %          %           %
  Expense reimbursement                                                %(1)       %(1)        %(1)
  Net annual expenses                                                  %          %           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.60% of
the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class II                                                        $         $         $         $
Class III                                                       $         $         $         $
Class IV                                                        $         $         $         $


       ** After reimbursement

 GMO FOREIGN SMALL COMPANIES FUND                   Fund Inception Date: 6/30/00

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies located or doing business outside of the U.S. that are in the smallest 30% of companies in a particular country as measured by total market capitalization ("small companies"). Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by the Fund is generally within the market capitalization range of companies in the Fund's benchmark.


     - Stock selection - The Manager employs a disciplined quantitative screening process combined with fundamental insights on the markets to analyze issuers and country economics. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities are an integral part of the investment process.

     - Country selection - Overweightings and underweightings of the Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swaps, to adjust its foreign currency exposure.


BENCHMARK
     The Fund's benchmark is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index that is the small capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI"). The BMI includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million. The EMI represents the bottom 20% of available capital of the BMI in each country and includes 75% of the BMI issues. The S&P/Citigroup EMI World ex-U.S. Index excludes the stocks of U.S. companies included in the BMI.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it makes investments in companies with smaller market capitalizations and because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                GMO FOREIGN SMALL COMPANIES FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.


     The Fund commenced operations as a registered investment company on June 30, 2000. Prior to that date, the Fund was operated as a portfolio of a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund. Performance information for periods prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31

                                  [BAR GRAPH]


                                        FOREIGN SMALL
                                        COMPANIES FUND
                                             (%)
                                      ------------------
1996                                         22.09
1997                                         -3.80
1998                                          4.51
1999                                         41.52
2000                                         -7.74
2001                                          3.66
2002                                          2.63
2003                                         50.73
2004                                         29.24


                        Highest Quarter: 19.85% (2Q2003)
                        Lowest Quarter: -17.40% (3Q1998)

                      Year-to-Date (as of 3/31/05):     %



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2004



------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
------------------------------------------------------------------------
 CLASS III*                                                     1/4/95
------------------------------------------------------------------------
 RETURN BEFORE TAXES             29.24%    13.84%       N/A       13.67%
------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %    N/A(#)       N/A       N/A(#)
------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %    N/A(#)       N/A       N/A(#)
------------------------------------------------------------------------
 S&P/CITIGROUP EMI WORLD
  EX-U.S. INDEX(A)               28.73%     6.77%       N/A        7.14%
------------------------------------------------------------------------
 MSCI EAFE INDEX(B)              20.25%    -1.13%     N/A         16.42%
------------------------------------------------------------------------
 CLASS IV                                                       6/14/02
------------------------------------------------------------------------
 RETURN BEFORE TAXES             29.37%       N/A       N/A       24.95%
------------------------------------------------------------------------
 S&P/CITIGROUP EMI WORLD EX-
  U.S. INDEX(A)                  28.73%       N/A       N/A       23.54%
------------------------------------------------------------------------
 MSCI EAFE INDEX(B)              20.25%     N/A       N/A         16.42%
------------------------------------------------------------------------


(#) Information on the Fund's return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company.


(a) Fund's benchmark.



(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



* Performance information presented for the Class III shares of the Fund is that of the Fund's predecessor for all periods prior to June 30, 2000.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III   CLASS IV
  ------------------------------------------------------------------------------------
  Management fee                                                   0.70%       0.70%
  Shareholder service fee                                          0.15%       0.10%
  Other expenses                                                       %           %
  Total annual operating expenses                                      %           %
  Expense reimbursement                                                %(1)        %(1)
  Net annual expenses                                                  %           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.70% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class III                                                       $         $         $         $
Class IV                                                        $         $         $         $


       ** After reimbursement

 GMO INTERNATIONAL SMALL COMPANIES FUND            Fund Inception Date: 10/14/91

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in non-U.S. companies, including companies in developed and emerging countries, but excluding the largest 500 companies in developed countries (other than the U.S.) based on full, non-float adjusted market capitalization ("small companies"). A company's full, non-float adjusted market capitalization includes all of the company's equity issues. Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies.



     The Manager uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:


     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and


     - Currencies - export and producer price parity, balance of payments, and interest rate differentials.


     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will be tilted toward value stocks and away from growth stocks.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK
     The Fund's benchmark is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index, which is the small capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI"). The BMI includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million. The EMI represents the bottom 20% of available capital of the BMI in each country and includes 75% of the BMI issues. The S&P/Citigroup EMI World ex-U.S. Index excludes the stocks of U.S. companies included in the BMI.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it makes investments in companies with smaller market capitalizations and because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                          GMO INTERNATIONAL SMALL COMPANIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                  [BAR GRAPH]


                                        INTERNATIONAL
                                            SMALL
                                          COMPANIES
                                           FUND (%)
                                      ------------------
1995                                          4.91
1996                                          9.84
1997                                         -3.54
1998                                          8.50
1999                                         11.00
2000                                          2.78
2001                                         -6.70
2002                                         -1.25
2003                                         67.44
2004                                         27.04


                        Highest Quarter: 30.06% (2Q2003)
                        Lowest Quarter: -17.55% (3Q2002)

                      Year-to-Date (as of 3/31/05):      %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
-------------------------------------------------------------------------
 CLASS III                                                      10/14/91
-------------------------------------------------------------------------
 RETURN BEFORE TAXES             25.52%   14.76%     10.30%       10.63%
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %        %          %            %
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %        %          %            %
-------------------------------------------------------------------------
 S&P/CITIGROUP EMI WORLD
  EX-U.S. INDEX(A)               28.73%    6.77%      7.01%        6.72%
-------------------------------------------------------------------------
 MSCI EAFE INDEX                 20.25%   -1.13%      5.62%        6.15%
-------------------------------------------------------------------------


(a) Fund's benchmark

(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.60%(1)
  Redemption fee (as a percentage of amount redeemed)              0.60%(1)


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.60%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %
  Total annual operating expenses                                      %
  Expense reimbursement                                                %(2)
  Net annual expenses                                                  %


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and
certain other expenses described on page   of this Prospectus) exceed 0.60% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $         $         $         $          $         $         $         $


            * After reimbursement

 GMO EMERGING MARKETS FUND                          Fund Inception Date: 12/9/93

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe. The Manager defines "emerging markets" as those countries in Asia, Latin America, the Middle East, Africa, and Europe that are not included in the MSCI EAFE Index, a developed markets index. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging markets.



     The Manager uses proprietary research, quantitative models, and fundamental analysis to evaluate and select individual countries and stocks. Country selection generally is the most significant factor affecting the Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors, including:


     - Countries - value, improving fundamentals, macroeconomic and currency models, market momentum, GDP trends, and a currency fair value model; and


     - Stocks - earnings and price momentum, earnings to price, book to price, and quality.


     The factors considered by the Manager and the models used may change over time. The Fund has a value bias relative to many other traditional emerging market funds.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, warrants, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P/IFCI (Investable) Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities traded on stock exchanges of 22 different emerging countries, calculated on a total return basis.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions. Relative to the Emerging Countries Fund, the Fund will generally be subject to a higher level of liquidity risk due to the nature of its investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                       GMO EMERGING MARKETS FUND
PERFORMANCE
    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [BAR GRAPH]


                                       EMERGING MARKETS
                                           FUND (%)
                                      ------------------
1995                                        -12.57
1996                                         11.64
1997                                         -0.10
1998                                        -28.88
1999                                         77.73
2000                                        -27.80
2001                                          9.78
2002                                          0.80
2003                                         70.13
2004                                         26.59


                        Highest Quarter: 34.40% (2Q1999)
                        Lowest Quarter: -28.24% (2Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS    INCEPT.
-------------------------------------------------------------------------
 CLASS III                                                       12/9/93
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              24.57%   11.11%     7.63%        8.40%
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %         %            %
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %         %            %
-------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                           28.11%    6.08%     4.10%        3.50%
-------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              24.61%   11.15%       N/A       13.17%
-------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                           28.11%    6.08%       N/A       10.05%
-------------------------------------------------------------------------
 CLASS V                                                         8/4/03
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              24.45%      N/A       N/A       46.98%
-------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                           28.11%      N/A       N/A       41.58%
-------------------------------------------------------------------------
 CLASS VI                                                        6/30/03
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              24.59%      N/A       N/A       47.50%
-------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                           28.11%      N/A       N/A       43.51%
-------------------------------------------------------------------------


FEES AND EXPENSES
    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV    CLASS V    CLASS VI
  -----------------------------------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.80%(1)    0.80%(1)   0.80%(1)    0.80%(1)
  Redemption fee (as a percentage of amount redeemed)              0.80%(1,2)   0.80%(1,2)   0.80%(1)   0.80%(1)


  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of average daily net assets)
                                               CLASS III              CLASS IV               CLASS V           CLASS VI
  ------------------------------------------------------------------------------------------------------------------------
  Management fee                                    0.81%                 0.81%                 0.81%              0.81%
  Shareholder service fee                           0.15%                0.105%                0.085%             0.055%
  Other expenses                                        %(3)                  %(3)                  %(3)               %(3)
  Total annual operating expenses                       %(3)                  %(3)                  %(3)               %(3)
  Expense reimbursement                                 %(3,4)                %(3,4)                %(3,4)             %(3,4)
  Net annual expenses                                   %(3)                  %(3)                  %(3)               %(3)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

(3) The Fund may invest in Short-Duration Collateral Fund ("SDCF") (see page
   ). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund and the indirect operating expenses (excluding all investment-related expenses of SDCF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and
indirect investment-related expenses were less than     % each. Actual indirect
expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.


(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust,
custodial fees, and certain other expenses described on page   of this
Prospectus) exceed 0.81% of the Fund's average daily net assets.


EXAMPLE
    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $         $         $         $          $         $         $         $
Class IV                                $         $         $         $          $         $         $         $
Class V                                 $         $         $         $          $         $         $         $
Class VI                                $         $         $         $          $         $         $         $


            * After reimbursement

 GMO EMERGING COUNTRIES FUND                        Fund Inception Date: 8/29/97

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe. The Manager defines "emerging countries" as those countries in Asia, Latin America, the Middle East, Africa, and Europe that are not included in the MSCI EAFE Index, a developed markets index. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging countries.



     The Manager uses proprietary research, quantitative models, and fundamental analysis to evaluate and select individual countries and stocks. Country selection generally is the most significant factor affecting the Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors, including:


     - Countries - value, improving fundamentals, macroeconomic and currency models, market momentum, GDP trends, and a currency fair value model; and


     - Stocks - earnings and price momentum, earnings to price, book to price, and quality.


     The factors considered by the Manager and the models used may change over time. The Fund's portfolio is constructed to have more liquidity than the portfolio of the Emerging Markets Fund and has a value bias relative to many other traditional emerging market funds.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK
     The Fund's benchmark is the S&P/IFCI (Investable) Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities traded on stock exchanges of 22 different emerging countries, calculated on a total return basis.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging countries investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                     GMO EMERGING COUNTRIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                    [Graph]


                                      EMERGING COUNTRIES
                                           FUND (%)
                                      ------------------
1998                                        -24.03
1999                                         94.69
2000                                        -28.51
2001                                          6.03
2002                                         -0.12
2003                                         69.37
2004                                         27.04


                        Highest Quarter: 60.80% (2Q1999)
                        Lowest Quarter: -28.87% (2Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        8/29/97
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                27.04%   10.25%        N/A      9.59%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %        %        N/A          %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %        %        N/A          %
-----------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                             28.11%    6.08%        N/A      5.28%
-----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.65%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %
  Total annual operating expenses                                      %
  Expense reimbursement                                                %(1,2)
  Net annual expenses                                                  %(2)



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and
certain other expenses described on page   of this Prospectus) exceed 1.00% of
the Fund's average daily net assets.



EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                      $         $         $         $


       * After reimbursement

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND        Fund Inception Date: 7/29/98

INVESTMENT OBJECTIVE
     High after-tax total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in non-U.S. companies whose stocks are included in the MSCI EAFE universe, plus Canada and emerging countries. The Manager uses quantitative applications integrated with tax management techniques to provide broad exposure to the international equity markets for investors subject to U.S. federal income tax. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.


     The Manager uses proprietary research and models to seek out both stocks it considers to be undervalued as well as stocks it believes have improving fundamentals. These models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager also uses proprietary techniques to adjust the portfolio for factors such as position size, country weight, industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.


     The Manager attempts to manage tax consequences by actively seeking to offset realized capital gains with realized capital losses, and by seeking to minimize the amount of realized short-term capital gains generated by portfolio transactions. The Manager considers the tax effects of a proposed purchase or sale of a stock in conjunction with the return forecast of that stock and its potential contribution to the overall portfolio.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments generally will comprise 15% or less of the Fund's assets. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


BENCHMARK
     The Fund's benchmark is the EAFE Index (after tax), computed by the Manager by adjusting the return of the MSCI EAFE Index (Europe, Australasia, and Far
East) by its tax cost. The Manager estimates the MSCI EAFE Index's tax cost by applying the maximum historical applicable individual federal tax rate to the MSCI EAFE Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index). The MSCI EAFE Index is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                     GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)
                            Years Ending December 31
                                    [GRAPH]

                                         TAX-MANAGED
                                        INTERNATIONAL
                                      EQUITIES FUND (%)
                                      ------------------
1999                                         15.25
2000                                         -4.29
2001                                         -8.71
2002                                         -2.33
2003                                         41.05
2004                                         24.44

                        Highest Quarter: 19.70% (2Q2003)
                        Lowest Quarter: -15.06% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        7/29/98
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                24.44%    8.42%       N/A       9.13%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %        %       N/A           %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %        %       N/A           %
-----------------------------------------------------------------------------
 MSCI EAFE INDEX                    20.25%   -1.13%       N/A       3.30%
-----------------------------------------------------------------------------
 MSCI EAFE INDEX (AFTER TAX)(a)          %        %       N/A           %
-----------------------------------------------------------------------------


(a) Fund's benchmark (computed by the Manager).

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.54%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %
  Total annual operating expenses                                      %
  Expense reimbursement                                                %(1)
  Net annual expenses                                                  %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fee and
certain other expenses described on page   of this prospectus) exceed 0.54% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $         $


       * After reimbursement

                      (This page intentionally left blank)

                               FIXED INCOME FUNDS


     GENERAL. The Fixed Income Funds are substantially exposed to fixed income securities, including bonds, notes, and asset-backed securities. Fixed income securities are obligations of an issuer to make payments of principal and/or interest on future dates. For purposes of this Prospectus, a "bond" refers to any fixed income security with an original maturity of two years or more, as well as synthetic bonds created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security. Certain of the Fixed Income Funds may invest in emerging countries (also referred to as emerging markets). Unless otherwise noted, emerging countries include less developed countries in Asia, Latin America, the Middle East, Africa, and Europe. Certain of the Fixed Income Funds also may invest in sovereign debt, which is a fixed income security issued or guaranteed by a government or an agency or political subdivision. The term "investment grade" as used herein refers to a rating of Baa3/BBB- or better given by Moody's Investors Service, Inc. ("Moody's")/Standard & Poor's ("S&P") to a particular fixed income security. Investment grade fixed income securities that are given a rating of Aa/AA or better by Moody's/S&P are described herein as "high quality"; investment grade fixed income securities that are given a rating below Aa/AA but above Baa3/BBB- by Moody's/S&P are described herein as "lower rated."


     DURATION. The Manager will employ a variety of techniques to adjust the sensitivity of a Fixed Income Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly with, the portfolio's duration. The Manager determines a Fixed Income Fund's duration by aggregating the durations of the Fund's individual holdings and weighting each holding based on its outstanding principal amount. Duration may be determined by traditional means or through empirical analysis, which may vary from traditional methods of calculating duration. Efforts are made to control exposure to interest rate volatility, for example, by investing in bonds with longer maturities while shortening their effective duration by hedging the interest rate exposure through the use of derivatives. However, the resulting exposure to interest rates through the use of a hedging strategy may vary as compared to direct investment in bonds with shorter maturities, and the Manager's investment in longer-term bonds may expose the Fixed Income Funds to additional credit risks. See "Description of Principal Risks - Market Risk - Fixed Income Securities."

     DERIVATIVES AND LEVERAGE. Fixed Income Funds are not limited in the extent to which they may use derivatives or in the absolute face value of the derivatives positions they take. As a result, they may be leveraged in relation to their assets. However, the Manager seeks to manage the effective market exposure of each Fund by controlling its projected tracking error relative to its benchmark.

     International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Core Plus Bond Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to their benchmarks. They often achieve these positions by taking long and short derivative positions and combinations of those positions to create synthetic securities.


     INVESTMENTS IN OTHER FUNDS. Many of the Fixed Income Funds invest in other GMO Funds. Several of the Fixed Income Funds invest a substantial portion of their assets in GMO Short-Duration Collateral Fund ("SDCF"), a portfolio of the Trust, to generate a core return. Fixed Income Funds that seek exposure to sovereign debt of emerging countries generally do so by investing in shares of Emerging Country Debt Fund ("ECDF"), rather than by holding sovereign debt directly. ECDF is described in this Prospectus. Fixed Income Funds that seek exposure to world interest rates may do so by investing in shares of GMO World Opportunity Overlay Fund ("Overlay Fund"). For information regarding SDCF and Overlay Fund, see "Investment in GMO Funds Offered Through Separate Prospectuses." Additional information about SDCF and Overlay Fund is set forth in separate prospectuses. See the back cover of this Prospectus for information about how to obtain these prospectuses.

 GMO DOMESTIC BOND FUND                             Fund Inception Date: 8/18/94

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to U.S. investment-grade bonds, including U.S. government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), convertible bonds, and asset-backed securities of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments tied economically to the United States.


     The Fund achieves this exposure by primarily investing in shares of Short-Duration Collateral Fund ("SDCF"), directly in fixed income securities, and in exchange-traded and over-the-counter derivative instruments (including synthetic bonds). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also may expose some of its assets to foreign credit, and may invest some of its assets in lower-rated securities.


     The Manager employs fundamental and proprietary research techniques and quantitative applications to identify bond investments the Manager believes are undervalued. The Manager considers issue-specific risk in the selection process.


     The Manager normally seeks to cause the duration of the Fund to approximate
that of its benchmark (     years as of 05/31/05). Certain investors may invest
in the Fund for short-term purposes (e.g., pending investment in another GMO
Fund) and, as a result, the Fund may be subject to short-term trading and related trading and other costs.


BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index, an independently maintained and published U.S. government bond index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (difficulty in selling Fund investments), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                          GMO DOMESTIC BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44
2002                                                                             11.85
2003                                                                              3.84
2004                                                                              4.41

                        Highest Quarter: 6.61% (3Q2002)

                        Lowest Quarter: -2.53% (2Q2004)


                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
 CLASS III                                                                                  8/18/94
-------------------------------------------------------------------------------------------------------
 RETURN BEFORE TAXES                                          4.41%     8.28%     7.81%       7.45%
-------------------------------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS                              %         %       N/A           %
-------------------------------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES      %         %       N/A           %
-------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. GOVERNMENT BOND INDEX                   3.48%     7.48%     7.46%       7.14%
-------------------------------------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.10%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %(1)
  Total annual operating expenses                                      %(1)
  Expense reimbursement                                                %(1,2)
  Net annual expenses                                                  %(1)



(1) The Fund may invest in SDCF (see page    ). The amounts indicated above
reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related expenses
were less than     % each. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and
certain other expenses described on page   of this Prospectus) exceed 0.10% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $         $        $          $


       * After reimbursement

 GMO CORE PLUS BOND FUND                            Fund Inception Date: 4/30/97

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure to U.S. investment-grade bonds, including U.S. government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government, corporate bonds, and asset-backed securities issued by private issuers), with additional return sought through exposure to foreign bond and currency markets. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves U.S. bond market exposure by primarily investing in Short-Duration Collateral Fund ("SDCF"), synthetic bonds, and/or directly in U.S. government securities and other U.S. dollar-denominated fixed income securities (including investment-grade bonds, convertible bonds, collateralized bonds, and mortgage-backed securities of private issuers). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in
World Opportunity Overlay Fund ("Overlay Fund") (see page      ). The Fund also
uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. The Fund also may expose some of its assets to below investment grade securities (also known as "junk bonds"), including up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund
("ECDF") (see page      for a discussion of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year and rated investment grade or higher.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.


- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The Fund also uses credit default swaps to a significant extent. Credit default swaps can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.


- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter ("OTC") derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for the Fund's investments in lower-rated fixed income securities and in OTC derivatives with longer durations, and to the extent the Fund has greater exposure to any one counterparty.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (difficulty in selling Fund investments), and Leveraging Risk (increased risks from use of derivatives). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                         GMO CORE PLUS BOND FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89
2002                                                                              5.81
2003                                                                             11.23
2004                                                                              6.58

                        Highest Quarter: 5.94% (2Q2003)

                        Lowest Quarter: -3.24% (2Q2004)


                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              6.58%     9.20%        N/A       7.68%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                              %         %        N/A           %
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                      4.34%     7.71%        N/A       7.15%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.25%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                       %(2)
  Total annual operating expenses                                      %(2)
  Expense reimbursement                                                %(2,3)
  Net annual expenses                                                  %(2)


(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds")
(see page     ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were     % and less than     %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any
employee benefits), and certain other expenses described on page     of this
Prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III


       * After reimbursement

 GMO INTERNATIONAL BOND FUND                       Fund Inception Date: 12/22/93

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index, to investment-grade bonds denominated in various currencies, including asset-backed securities and collateralized bonds issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to investment-grade bonds of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves this exposure by investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in World Opportunity Overlay Fund ("Overlay Fund") (see page
  ). The Fund may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging
Country Debt Fund ("ECDF")(see page   for a discussion of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (difficulty in selling Fund investments), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                     GMO INTERNATIONAL BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61
2002                                                                             18.42
2003                                                                             26.21
2004                                                                             14.52

                        Highest Quarter: 15.75% (2Q2002)
                        Lowest Quarter: -5.78% (1Q1999)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             14.52%   10.70%     10.06%        9.48%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %        %          %            %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %        %          %            %
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND INDEX          12.04%    8.82%      7.59%        7.22%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of
  AVERAGE DAILY NET ASSETS)                                                                    CLASS III
  ------------------------------------------------------------------------------------------------------
  Management fee                                                                                 0.25%
  Shareholder service fee                                                                        0.15%(1)
  Other expenses                                                                                     %(2)
  Total annual operating expenses                                                                    %(2)
  Expense reimbursement                                                                              %(2,3)
  Net annual expenses                                                                                %(2)


(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds")
(see page   ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were     % and less than     %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any
employee benefits), and certain other expenses described on page   of this
prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $


       * After reimbursement

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND        Fund Inception Date: 9/30/94

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), to investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities, and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to investment-grade bonds of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves this exposure by investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in World Opportunity Overlay Fund ("Overlay Fund") (see page
  ). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. The Fund also may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund ("ECDF") (see
page   for a discussion of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), an independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are currency hedged into U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (increased risks from use of derivatives), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments), Liquidity Risk (difficulty in selling Fund investments), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                     GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND (%)
                                                              -------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35
2002                                                                              3.01
2003                                                                              8.77
2004                                                                              8.91


                        Highest Quarter: 8.50% (2Q1995)
                        Lowest Quarter: -3.58% (4Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/30/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.91%     7.87%    11.24%       10.93%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %                      %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                              %         %                      %
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)
  (EX-JAPAN)+(a)                  6.73%     6.22%     8.68%        8.63%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)(b)........  5.21%     5.91%     8.53%        8.48%
----------------------------------------------------------------------------



(a) Fund's benchmark. The J.P. Morgan Non-U.S. Government Bond Index (Hedged)


(ex-Japan)+ is a composite benchmark computed by the Manager, and represents the J.P. Morgan Non-U.S. Government Bond Index (Hedged) prior to 12/31/03 and the J.P. Morgan Non-U.S. ex-Japan Government Bond Index (Hedged) thereafter.



(b) The J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.25%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                       %(2)
  Total annual operating expenses                                      %(2)
  Expense reimbursement                                                %(2,3)
  Net annual expenses                                                  %(2)


(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds") (see page ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were    % and less than    %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and certain other expenses described on page of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $


       * After reimbursement

 GMO GLOBAL BOND FUND                              Fund Inception Date: 12/28/95

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Global Government Bond Index, to investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities, and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to investment-grade bonds of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves this exposure by primarily investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in World Opportunity Overlay Fund ("Overlay
Fund") (see page   ). The Fund also may expose some of its assets to below
investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally
by investing in Emerging Country Debt Fund ("ECDF") (see page   for a discussion
of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (increased risks from use of derivatives), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (difficulty in selling Fund investments), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                            GMO GLOBAL BOND FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38
2001                                                                             -0.62
2002                                                                             13.31
2003                                                                             22.13
2004                                                                             12.29


                        Highest Quarter: 13.28% (2Q2002)
                        Lowest Quarter: -4.98% (1Q1999)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/28/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             12.29%   10.02%      N/A          8.10%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %        %      N/A              %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %        %      N/A              %
----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND INDEX                     10.10%    8.85%      N/A          6.54%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.19%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                       %(2)
  Total annual operating expenses                                      %(2)
  Expense reimbursement                                                %(2,3)
  Net annual expenses                                                  %(2)


(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(2) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds")
(see page    ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were     % and less than     %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any
employee benefits), and certain other expenses described on page   of this
Prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $


       * After reimbursement

 GMO EMERGING COUNTRY DEBT FUND                     Fund Inception Date: 4/19/94

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa, and Eastern Europe ("emerging countries"). Under normal circumstances, the Fund invests at least 80% of its assets in debt investments tied economically to emerging countries. Typical investments include, but are not limited to, sovereign debt (including Brady bonds and Euro bonds), bank loans to emerging countries, and debt issues of companies tied economically to emerging countries. The Fund also may invest in other U.S. and foreign securities, including government securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, and mortgage-related and asset-backed securities. Most of the Fund's holdings are typically below investment grade or, if unrated, deemed below investment grade by the Manager. The Fund may acquire or hold issues that are in default and therefore not making any payments of principal or interest. Generally, at least 75% of the Fund's assets are denominated in, or hedged into, U.S. dollars.


     The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to seek to identify inefficiencies in the pricing of emerging country debt issues.


     In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter ("OTC") derivative instruments, including options, futures, and swap contracts (including credit default swaps). The Fund uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.



     The Manager normally seeks to cause the Fund's portfolio duration to
approximate that of its benchmark (     years as of 05/31/05).


BENCHMARK

     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG), an independently maintained and published index composed of debt securities of 31 countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging countries investments.



- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for the Fund's investments in fixed income securities that are below investment grade and in OTC derivatives with longer durations, and to the extent the Fund has greater exposure to any one counterparty. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in volatile market conditions the percentage decline in the value of the Fund is likely to exceed that of its benchmark.



- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The Fund also uses credit default swaps to a significant extent. Credit default swaps can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.


- Leveraging Risk - Because the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, the Fund may be leveraged in relation to its assets. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.


- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



     Other principal risks of an investment in the Fund include Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments).

                                                  GMO EMERGING COUNTRY DEBT FUND
PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                    EMERGING COUNTRY DEBT FUND (%)
                                                                    ------------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.53
1999                                                                             32.29
2000                                                                             24.13
2001                                                                             14.19
2002                                                                             19.35
2003                                                                             36.39
2004                                                                             19.00

                        Highest Quarter: 26.16% (2Q1995)
                        Lowest Quarter: -34.91% (3Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



---------------------------------------------------------------------------------
                                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------
 CLASS III                                                            4/19/94
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                    18.11%   22.20%     22.94%     20.79%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS         %        %        N/A          %
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS
 AND SALE OF FUND SHARES                     %        %        N/A          %
---------------------------------------------------------------------------------
 J.P. MORGAN EMBIG(a)                   11.73%   12.99%     14.81%     13.99%
---------------------------------------------------------------------------------
 EMBIG+(b)                              11.73%   12.99%     14.49%     13.83%
---------------------------------------------------------------------------------
 CLASS IV                                                             1/9/98
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                    18.16%   22.26%        N/A     14.73%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBIG(a)                   11.73%   12.99%        N/A     10.98%
---------------------------------------------------------------------------------
 EMBIG +(b)                             11.73%   12.99%        N/A     10.78%
---------------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The Emerging Markets Bond Index Global ("EMBIG") + is a composite benchmark computed by the Manager, and represents the J.P. Morgan Emerging Markets Bond Index ("EMBI") prior to 8/31/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBIG thereafter, each of which was the Fund's benchmark during the periods indicated.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)    0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.25%(1,2)   0.25%(1,2)


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Management fee                                                   0.35%       0.35%
  Shareholder service fee                                          0.15%       0.10%
  Other expenses                                                       %(3,4)       %(3,4)
  Total annual operating expenses                                      %(3,4)       %(3,4)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

(3) The Fund may invest in Short-Duration Collateral Fund ("SDCF") (see page
  ). Total annual operating expenses represent the aggregate of direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expenses) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and
indirect investment-related expenses were less than     % each. Actual indirect
expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.


(4) Expense ratios reflect inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2005, annual operating expenses (before addition of interest expense) and
interest expense were     % and     %, respectively, for the Class III Shares,
and     % and     %, respectively, for the Class IV Shares of the Fund.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                               IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                        --------------------------------------   --------------------------------------
                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                        ------    -------   -------   --------   ------    -------   -------   --------
Class III                                $         $         $          $         $         $         $          $
Class IV                                 $         $         $          $         $         $         $          $

 GMO EMERGING COUNTRY DEBT SHARE FUND               Fund Inception Date: 7/20/98

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a "feeder" fund that invests exclusively (other than certain investments in cash and high quality money market instruments) in a "master"
fund, Emerging Country Debt Fund ("ECDF") (see page   for a discussion of ECDF).
Its investment objective and principal investment strategies, therefore, are identical to those of ECDF. The Fund is offered to investors who are investing through intermediaries that prefer not to invest directly in ECDF. ECDF invests primarily in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa, and Eastern Europe ("emerging countries"). Under normal circumstances, the Fund, through ECDF, invests at least 80% of its assets in debt investments tied economically to emerging countries. Typical investments include, but are not limited to, sovereign debt (including Brady Bonds and Euro bonds), bank loans, and corporate issues. ECDF also may invest in other U.S. and foreign securities, including government securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, and mortgage-related and asset-backed securities. Most of ECDF's holdings are typically below investment grade or, if unrated, deemed below investment grade by the Manager. ECDF may acquire or hold issues that are in default and therefore not making payments of principal or interest. Generally, at least 75% of ECDF's assets are denominated in, or hedged into, U.S. dollars.


     The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to identify inefficiencies in the pricing of emerging country debt issues.

     In pursuing its investment strategy, ECDF may (but is not obligated to) use exchange-traded and over-the-counter ("OTC") derivative instruments, including options, futures, and swap contracts (including credit default swaps). ECDF uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.


     The Manager normally seeks to cause the portfolio duration of ECDF to approximate that of its benchmark ( years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG), an independently maintained and published index composed of debt securities of 31 countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include those outlined in the following brief summary of the principal risks. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of ECDF's fixed income investments will typically decline during periods of rising interest rates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect ECDF's foreign investments. These and other risks are greater for ECDF's emerging countries investments.



- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of ECDF's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for ECDF's investments in fixed income securities that are below investment grade and in OTC derivatives with longer durations, and to the extent ECDF has greater exposure to any one counterparty. Because ECDF typically invests in securities that are of lesser quality that those in its benchmark, in volatile market conditions the percentage decline in the value of ECDF is likely to exceed that of its benchmark.



- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. ECDF also uses credit default swaps to a significant extent. Credit default swaps can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.


- Leveraging Risk - Because ECDF is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, ECDF may be leveraged in relation to its assets. Leverage may disproportionately increase ECDF's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.


- Liquidity Risk - ECDF's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for ECDF because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



     Other principal risks of an investment in the Fund include Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments).

                                            GMO EMERGING COUNTRY DEBT SHARE FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31

                                  [Bar Graph]


                                           EMERGING
                                         COUNTRY DEBT
                                        SHARE FUND (%)
                                      ------------------
1995                                         45.10
1996                                         65.71
1997                                         31.01
1998                                        -30.88
1999                                         32.13
2000                                         24.22
2001                                         14.25
2002                                         19.02
2003                                         35.86
2004                                         18.70


                        Highest Quarter: 26.16% (2Q1995)
                        Lowest Quarter: -35.20% (3Q1998)

                      Year-to-Date (as of 3/31/05):     %


                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        4/19/94*
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                18.70%   22.19%        N/A     20.72%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %        %        N/A          %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %        %        N/A          %
-----------------------------------------------------------------------------
 J.P. MORGAN EMBIG(a)               11.73%   12.99%        N/A     10.98%
-----------------------------------------------------------------------------
 EMBIG +(b)                         11.73%   12.99%        N/A     10.76%
-----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The Emerging Markets Bond Index Global ("EMBIG") + is a composite benchmark computed by the Manager, and represents the J.P. Morgan Emerging Markets Bond Index ("EMBI") prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBIG thereafter, each of which was the Fund's benchmark during the periods indicated.

* The Fund's performance prior to July 20, 1998 (the Fund's inception date) reflects the performance of ECDF.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  SHAREHOLDER FEES (fees paid directly from your investment)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       +(1)
  Redemption fee (as a percentage of amount redeemed)              +(1)


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.35%(1)
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                       %(1)
  Total annual operating expenses                                      %(1)



(1) The Fund invests substantially all of its assets in Class III shares of ECDF and indirectly bears the purchase premium, redemption fee, management fee, shareholder service fee, and other expenses applicable to ECDF. Total annual operating expenses represent combined fees and expenses of both Funds.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                               IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
                                        -------------------------------------   ---------------------------------------
                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------    ------    -------   -------   --------
Class III                                $        $         $          $          $         $         $          $

GMO SHORT-DURATION INVESTMENT FUND                  Fund Inception Date: 4/18/90


INVESTMENT OBJECTIVE
     Provide current income. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund will have exposure primarily to securities issued or guaranteed by the U.S. government or its agencies and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), asset-backed securities issued by private issuers, high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, repurchase agreements, and certificates of deposit, bankers' acceptances, and other bank obligations. The Fund may achieve this exposure indirectly by investing a substantial portion of its assets in Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high-quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also may use derivatives. While the Fund invests in high-quality instruments, it may choose not to dispose of a security whose rating is lowered after purchase.



     The Manager uses fundamental investment techniques to select bonds with high relative yield spreads. Under normal circumstances, the Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. It may do so by investing in bonds with longer maturities while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, the Fund's dollar-weighted average portfolio maturity may be substantially longer than the Fund's dollar-weighted average portfolio duration. For an additional discussion of duration, see "Fixed Income Funds -- Duration." The Fund is NOT a money market fund and is not subject to the portfolio quality, maturity, and other requirements of money market funds. Certain investors may invest in the Fund for short-term purposes (e.g., pending investment in another GMO Fund) and, as a result, the Fund may be subject to short-term trading and related trading and other costs.


BENCHMARK
     The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                              GMO SHORT-DURATION INVESTMENT FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                  SHORT-DURATION INVESTMENT FUND (%)
                                                                  ----------------------------------
1995                                                                              9.97
1996                                                                              5.40
1997                                                                              6.11
1998                                                                              4.49
1999                                                                              5.09
2000                                                                              7.40
2001                                                                              4.99
2002                                                                             -4.62
2003                                                                              1.65
2004                                                                              2.85

                        Highest Quarter: 3.00% (1Q1995)
                        Lowest Quarter: -6.35% (4Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              2.85%     2.37%     4.26%        4.72%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %         %            %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                              %         %         %            %
----------------------------------------------------------------------------
 CITIGROUP 3-MONTH T-BILL INDEX   1.24%     2.79%     4.00%        4.22%
----------------------------------------------------------------------------


(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.05%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %(1)
  Total annual operating expenses                                      %(1)
  Expense reimbursement                                                %(1,2)
  Net annual expenses                                                  %(1)



(1) The Fund may invest in SDCF (see page   ). The amounts indicated above
reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related expenses
were less than   % each. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and
certain other expenses described on page   of this Prospectus) exceed 0.05% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $         $        $          $


       * After reimbursement

 GMO ALPHA ONLY FUND                                Fund Inception Date: 7/29/94


INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the Emerging Markets Fund and Emerging Countries Fund, which primarily make investments in emerging markets) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. The Fund implements its strategy with either direct or indirect exposure to a combination of U.S., international, and emerging market equities.


     The Manager forecasts returns for a broad range of global asset classes (e.g., international equity, U.S. equity, and emerging markets) and sub-asset classes (e.g., small cap stocks in the international equity asset class and quality stocks in the U.S. equity and emerging equity asset classes), using quantitative applications to evaluate current economic and corporate fundamentals in relation to global market prices for each asset class over a rolling 7 year period. The Manager then compares the forecasted returns of the relevant sub-asset class to the individual asset class and seeks to invest in those sub-asset classes (hedging out the return of the overall asset class) that are expected to provide significant excess return when compared to the overall asset class.


     The U.S. equity portion of the portfolio is hedged using U.S. exchange-traded index futures contracts. The international equity portion of the portfolio is hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. The emerging market equity portion of the portfolio is hedged using U.S. and foreign exchange-traded futures and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.


     To the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Instead, it is expected to perform more like a short-term fixed income fund, with variation in return (alpha) resulting from the Manager's outperformance or underperformance relative to equity markets generally.

BENCHMARK
     The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.


- Market Risk - Equity Securities - Equity securities held by the Fund or underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects the Fund and underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Derivatives Risk - The use of derivatives by the Fund or underlying Funds may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund may use derivatives to gain exposure to fixed income securities and foreign currencies.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's or an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.



     Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund or underlying Fund investments), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment of the Fund or of an underlying Fund is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's or an underlying Fund's investments), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty of the Fund or of an underlying
Fund).

                                                             GMO ALPHA ONLY FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [BAR GRAPH]


                                       ALPHA ONLY FUND
                                             (%)
                                      ------------------
1995                                          8.03
1996                                          4.09
1997                                         -1.60
1998                                         -7.08
1999                                          1.65
2000                                         19.37
2001                                         15.10
2002                                         11.63
2003                                          2.71
2004                                          2.64


                        Highest Quarter: 8.01% (2Q1999)
                        Lowest Quarter: -4.10% (2Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              2.41%    10.04%      5.36%       5.18%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %                      %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                              %         %                      %
----------------------------------------------------------------------------
 CITIGROUP 3-MONTH T-BILL INDEX   1.24%     2.79%      4.00%       4.04%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (fees paid directly from your investment)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.09%(1)
  Redemption fee (as a percentage of amount redeemed)              0.09%(1,2)



  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.50%
  Shareholder service fee                                          0.15%(3)
  Other expenses                                                       %(4)
  Total annual operating expenses                                      %(4)
  Expense reimbursement                                                %(4,5)
  Net annual expenses                                                  %(4)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 30, 2003.
(3) The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of investing in the underlying Funds, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(4) The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expenses) associated with the Fund's investment in underlying Funds. As described in note 5 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect
investment-related expenses were   % and less than   %, respectively. Actual
indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(5) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust,
custodial fees, and certain other expenses described on page   of this
Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2006 to the extent that the sum of
(a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

EXAMPLE
    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                           IF YOU SELL YOUR SHARES                  IF YOU DO NOT SELL YOUR SHARES
                                    --------------------------------------      --------------------------------------
                                    1 YEAR*   3 YEARS   5 YEARS   10 YEARS      1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                    -------   -------   -------   --------      -------   -------   -------   --------
Class III                            $         $         $         $              $        $         $         $


       * After reimbursement

 GMO INFLATION INDEXED BOND FUND                    Fund Inception Date: 3/31/97

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal circumstances, the Fund invests at least 80% of its assets in inflation indexed bond investments. The Manager defines "inflation indexed bond investments" as instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.


     The Fund intends to invest directly in fixed income securities, including inflation indexed bonds issued by the U.S. and foreign governments (including securities neither guaranteed nor insured by the U.S. government) and corporate issues, and in shares of Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may make use of synthetic bonds to implement its strategy.


     The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.


     While not a principal consideration of the Manager, the Manager normally seeks to cause the duration of the Fund to approximate that of its benchmark
(     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index, an independently maintained and published index of inflation indexed linked U.S. Treasury securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities and in debt securities paying no interest.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Liquidity Risk (difficulty in selling Fund investments), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                 GMO INFLATION INDEXED BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND (%)
                                                                    -------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59
2002                                                                             14.19
2003                                                                              8.02
2004                                                                              7.96

                        Highest Quarter: 7.75% (3Q2002)
                        Lowest Quarter: -0.84% (4Q2001)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              7.96%    10.39%       N/A        7.97%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %       N/A            %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                              %         %       N/A            %
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. TREASURY
  INFLATION NOTES INDEX           8.46%    10.85%       N/A        8.21%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.10%
  Shareholder service fee                                          0.15%
  Other expenses                                                       %(1,2)
  Total annual operating expenses                                      %(1,2)
  Expense reimbursement                                                %(1,2,3)
  Net annual expenses                                                  %(1,2)



(1) The Fund may invest in SDCF (see page    ). The amounts indicated above
reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related expenses
were less than     % each. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.


(2) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2005, net annual expenses (before addition of interest expense) and
interest expense were     % and     %, respectively.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and
certain other expenses described on page   of this Prospectus) exceed 0.10% of
the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $        $         $          $


       * After reimbursement

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")


    The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the other GMO Funds in which they invest. Any reference to the Emerging Markets Funds in this section means the Emerging Markets Fund and Emerging Countries Fund, collectively.


 GMO BENCHMARK-FREE ALLOCATION FUND                 Fund Inception Date: 7/23/03



INVESTMENT OBJECTIVE
    The Fund seeks a positive return, regardless of market direction. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund will not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund seeks positive return, not "relative" return). There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

    The Fund is a fund of funds and invests in shares of other GMO mutual funds, including the International Equity Funds (including the Emerging Markets Funds), the U.S. Equity Funds, the Fixed Income Funds, and Alternative Asset Opportunity
Fund ("AAOF") (the "underlying Funds") (see page    for a discussion of AAOF).
The Fund will implement its strategy by allocating its assets among asset classes represented by the underlying Funds. The Fund is not restricted with respect to its exposure to any particular asset class, and may at times be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted with respect to its exposure to any particular global market. While the Fund generally will have exposure to both emerging markets and developed markets, including the U.S. market, it may at times be substantially invested in a particular market or market type (e.g., emerging markets).



    The Manager will forecast returns for a range of global asset classes (e.g., international equity, U.S. equity, emerging markets, fixed income, commodities) using quantitative applications to evaluate current economic and corporate fundamentals in relation to global market prices for each asset class over a rolling seven-year period. The Manager will then conduct a disciplined evaluation of each asset class, based on the economic principle of regression to the mean, and will seek to maximize exposure to asset classes the Manager believes are underpriced and minimize exposure to asset classes the Manager believes are overpriced.


    Based on the Manager's assessment of asset class valuations and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. No limits exist on the Manager's ability to shift allocations among the underlying Funds. The Fund may invest substantially all of its assets in a limited number of underlying Funds that primarily invest in the same asset class and may, at times, invest a substantial portion of its assets in a single underlying Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

    The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds. For a more complete discussion of risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the Fund is exposed to the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. From time to time, the Fund may allocate part or all of its assets to one or more volatile asset classes with significant risk of loss if the Manager's judgment about the expected return proves incorrect.



- Foreign Investment Risk - From time to time, the Fund may allocate part or all of its assets to foreign investments (including investments in emerging markets). The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.


- Market Risk - Equity Securities - From time to time, the Fund may allocate part or all of its assets to equity investments (including investments in emerging market equities). Equity securities held by underlying Funds may decline in value due to factors affecting issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Market Risk - Fixed Income Securities - From time to time, the Fund may allocate part or all of its assets to fixed income investments (including investments in emerging market debt). The value of an underlying Fund's fixed income investments will typically decline during periods of rising interest rates. Certain underlying Funds are also exposed to additional market risk through their investments in asset-backed securities.

- Smaller Company Risk - From time to time, the Fund may allocate part or all of its assets to investments in companies with smaller market capitalizations. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.


- Commodities Risk - The value of an underlying Fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.



    Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the underlying Fund), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment of an underlying Fund is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the underlying Fund's investments), Non-Diversification Risk (certain underlying Funds are non-diversified and therefore a decline in the market value of a particular security held by such Funds may affect their performance more than if they were diversified), Leveraging Risk (increased risk from use of derivatives by an underlying Fund), Liquidity Risk (difficulty in selling investments by an underlying Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty of an underlying Fund).

                                              GMO BENCHMARK-FREE ALLOCATION FUND

PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return for the calendar period and since inception with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Year Ending December 31


                                  [Bar Graph]


                                          BENCHMARK-
                                             FREE
                                          ALLOCATION
                                           FUND (%)
                                      ------------------
2004                                         18.15



                        Highest Quarter: 8.37% (4Q2004)


                        Lowest Quarter: -3.04% (2Q2004)


                      Year-to-Date (as of 3/31/05):     %



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        7/23/03
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                17.35%     N/A       N/A       26.72%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %     N/A       N/A            %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %     N/A       N/A            %
-----------------------------------------------------------------------------
 MSCI WORLD INDEX(a)                14.72%     N/A       N/A       23.31%
-----------------------------------------------------------------------------
 CONSUMER PRICE INDEX(b)             3.35%     N/A       N/A        2.77%
-----------------------------------------------------------------------------



(a) The MSCI World Index is a free-float adjusted market capitalization index designed to measure global developed market performance, and which currently consists of 23 developed market country indices.


(b) The Consumer Price Index produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services.


FEES AND EXPENSES

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (fees paid directly from your investment)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.28%(1)
  Redemption fee (as a percentage of amount redeemed)              0.25%(1)




  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.00%
  Shareholder service fee                                          0.00%
  Other expenses                                                       %(2)
  Total annual operating expenses                                      %(2)
  Expense reimbursement                                                %(2,3)
  Net annual expenses                                                  %(2)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.

(2) The amounts indicated above reflect only the direct expenses associated with an investment in the Fund. THE FUND ALSO INCURS FEES AND EXPENSES INDIRECTLY AS A SHAREHOLDER OF UNDERLYING FUNDS, WHICH ARE NOT REFLECTED IN THE ABOVE AMOUNTS. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expense incurred by the Fund for the fiscal year
ended February 28, 2005 were     % and     %, respectively. Actual indirect
expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 for the Fund's operating expenses (not including expenses indirectly incurred by investment in other Funds of the Trust and certain other
expenses described on page   of this Prospectus).


EXAMPLE

This example helps you compare the cost of investing in the Fund (including direct expenses and estimated indirect operating expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as set forth above, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                        IF YOU SELL YOUR SHARES                  IF YOU DO NOT SELL YOUR SHARES
                              --------------------------------------------   --------------------------------------
                                    1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                    -------   -------   -------   --------   -------   -------   -------   --------
Class III                            $         $         $         $           $        $         $          $


    * After reimbursement

 GMO INTERNATIONAL EQUITY ALLOCATION FUND          Fund Inception Date: 10/11/96

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund of funds and invests in shares of other GMO mutual funds, including the International Equity Funds (including the Emerging Markets Funds), the Fixed Income Funds, and Alternative Asset Opportunity Fund ("AAOF") ("underlying Funds"). The Fund typically is exposed to the securities in its benchmark through its investments in each of the underlying Funds and to the investment returns of commodities and, from time to time, other alternative
asset classes through its investment in AAOF (see page   for a discussion of
AAOF). Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



     The Manager uses proprietary research and quantitative models to determine the Fund's choice and weighting of the underlying Funds. These models use rolling 7-year forecasts of relative value and risk among the assets classes (e.g., international equity, emerging markets, fixed income, and commodities) in which the underlying Funds invest. Forecasts are adjusted to reflect expected value-added for each underlying Fund.


     Based on the Manager's assessment of asset class valuations and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. The Manager will shift investments in the underlying Funds in response to changes in its investment outlook and market valuations, and to accommodate cash flows.

BENCHMARK

     The Fund's benchmark is the MSCI World ex-U.S. Index, an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S.
  securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.


- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Market Risk - Fixed Income Securities - The value of an underlying Fund's fixed income investments will typically decline during periods of rising interest rates. Certain underlying Funds are also exposed to additional market risk through their investments in asset-backed securities.


- Commodities Risk - The value of an underlying Fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the underlying Fund), Smaller Company Risk (greater market risk and liquidity risk resulting from investments by an underlying Fund in companies with smaller capitalizations), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment of an underlying Fund is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the underlying Fund's investments), Leveraging Risk (magnified risks from use of derivatives by an underlying Fund), Liquidity Risk (difficulty in selling investments by an underlying Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty of an underlying Fund), and Non-Diversification Risk (certain underlying Funds are non-diversified and therefore a decline in the market value of a particular security held by such Funds may affect their performance more than if they were diversified).

                                        GMO INTERNATIONAL EQUITY ALLOCATION FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years ending December 31
                                  [BAR GRAPH]


                                      INTERNATIONAL EQUITY
                                        ALLOCATION FUND
                                              (%)
                                      --------------------
1997                                            1.74
1998                                            1.99
1999                                           26.77
2000                                           -6.52
2001                                           -5.73
2002                                           -0.40
2003                                           48.51
2004                                           24.14


                        Highest Quarter: 21.27% (2Q2003)
                        Lowest Quarter: -15.91% (3Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/11/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             23.72%   10.03%        N/A      9.92%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %        %        N/A          %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %        %        N/A          %
----------------------------------------------------------------------------
 MSCI ACWI EX-U.S. INDEX         20.91%   -0.26%        N/A      5.37%
----------------------------------------------------------------------------


FEES AND EXPENSES
     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES
  (fees paid directly from your investment)                      CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.17%(1)
  Redemption fee (as a percentage of amount redeemed)              0.17%(1,2)


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.00%
  Shareholder service fee                                          0.00%
  Other expenses                                                       %(3)
  Total annual operating expenses                                      %(3)
  Expense reimbursement                                                %(3,4)
  Net annual expenses                                                  %(3)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 30, 2003.

(3) The amounts indicated above reflect only the direct expenses associated with an investment in the Fund. THE FUND ALSO INCURS FEES AND EXPENSES INDIRECTLY AS A SHAREHOLDER OF UNDERLYING FUNDS, WHICH ARE NOT REFLECTED IN THE ABOVE AMOUNTS. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year
ended February 28, 2005 were     % and less than     %, respectively. Actual
indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(4) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 for the Fund's operating expenses (not including expenses indirectly incurred by investment in other Funds of the Trust and certain other
expenses described on page   of this Prospectus).


EXAMPLE
     This example helps you compare the cost of investing in the Fund (including direct expenses and estimated indirect operating expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as set forth above, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                            IF YOU SELL YOUR SHARES                  IF YOU DO NOT SELL YOUR SHARES
                                     --------------------------------------      --------------------------------------
                                     1 YEAR*   3 YEARS   5 YEARS   10 YEARS      1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                     -------   -------   -------   --------      -------   -------   -------   --------
Class III                             $         $         $         $              $        $         $         $


       * After reimbursement

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND          Fund Inception Date: 6/28/96

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund of funds and invests in shares of other GMO mutual funds, including the U.S. Equity Funds, the International Equity Funds (including the Emerging Markets Funds), the Fixed Income Funds, and Alternative Asset Opportunity Fund ("AAOF") ("underlying Funds"). The Fund typically is exposed to the securities in its benchmark through its investments in each of the underlying Funds and to the investment returns of commodities and, from time to time, other alternative asset classes through its investment in AAOF (see
page   for a discussion of AAOF).



     The Manager uses proprietary research and quantitative models to determine the Fund's choice and weighting of the underlying Funds. These models use rolling 7-year forecasts of relative value and risk among the assets classes (e.g., U.S. equity, international equity, emerging markets, fixed income, and commodities) in which the underlying Funds invest. Forecasts are adjusted to reflect expected value-added for each underlying Fund.


     Based on the Manager's assessment of the global marketplace, asset class valuations, and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. The Manager will shift investments in the underlying Funds in response to changes in its investment outlook and market valuations, and to accommodate cash flows, though the Fund intends to expose at least 25% of its assets to fixed income investments and at least 25% of its assets to equity investments.

BENCHMARK
     The Fund's benchmark is the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's); (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International); and (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year and rated investment grade or higher) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI (All Country World Index) ex-U.S. Index), and 35% (Lehman Brothers U.S. Aggregate Bond Index). The GMO Global Balanced Index reflects investment of all applicable dividends, capital gains, and interest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.


- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Market Risk - Fixed Income Securities - The value of an underlying Fund's fixed income investments will typically decline during periods of rising interest rates. Certain underlying Funds are also exposed to additional market risk through their investments in asset-backed securities.


- Commodities Risk - The value of an underlying Fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the underlying Fund), Smaller Company Risk (greater market risk and liquidity risk resulting from investments by an underlying Fund in companies with smaller capitalizations), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment of an underlying Fund is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the underlying Fund's investments), Leveraging Risk (increased risks from use of derivatives by an underlying Fund), Liquidity Risk (difficulty in selling investments by an underlying Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty of an underlying Fund), and Non-Diversification Risk (certain underlying Funds are non-diversified and therefore a decline in the market value of a particular security held by such Funds may affect their performance more than if they were diversified).

                                       GMO GLOBAL BALANCED ASSET ALLOCATION FUND

PERFORMANCE
    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of certain broad-based indices. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance is not an indication of future performance. The Fund commenced operations on June 28, 1996 with two classes of shares - Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund's principal investment strategies, effective June 30, 2002.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [Bar Graph]

                                       GLOBAL BALANCED
                                       ASSET ALLOCATION
                                           FUND (%)
                                      ------------------
1997                                         10.23
1998                                          2.73
1999                                         23.44
2000                                         -0.62
2001                                         -1.52
2002                                          3.15
2003                                         28.46
2004                                         13.44

                        Highest Quarter: 14.30% (4Q1998)
                        Lowest Quarter: -15.08% (3Q1998)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                   1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                       6/28/96
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES               13.24%    7.99%      N/A       9.41%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                         %        %      N/A           %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                %        %      N/A           %
-----------------------------------------------------------------------------
 S&P 500 INDEX                          %        %      N/A           %
-----------------------------------------------------------------------------
 MSCI ACWI EX-U.S. INDEX                %        %      N/A           %
-----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                            %        %      N/A       7.52%
-----------------------------------------------------------------------------
 GLOBAL BALANCED BENCHMARK +(a)    10.19%   -3.40%      N/A       5.50%
-----------------------------------------------------------------------------
 GMO GLOBAL BALANCED INDEX(b)      10.19%    1.83%      N/A       8.07%
-----------------------------------------------------------------------------



(a) The Global Balanced Benchmark + is a composite benchmark computed by the Manager, and represents the MSCI ACWI (All Country World Index) Index (a global (including U.S. and emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International) until June 30, 2002, which was the Fund's benchmark, and the GMO Global Balanced Index thereafter, which is the Fund's current benchmark.



(b) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES
    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (fees paid directly from your investment)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.08%(1)
  Redemption fee (as a percentage of amount redeemed)              0.08%(1,2)




  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from
  Fund assets as a percentage of average daily net assets)       CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.00%
  Shareholder service fee                                          0.00%
  Other expenses                                                       %(3)
  Total annual operating expenses                                      %(3)
  Expense reimbursement                                                %(3,4)
  Net annual expenses                                                  %(3)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 30, 2003.

(3) The amounts indicated above reflect only the direct expenses associated with an investment in the Fund. THE FUND ALSO INCURS FEES AND EXPENSES INDIRECTLY AS A SHAREHOLDER OF UNDERLYING FUNDS, WHICH ARE NOT REFLECTED IN THE ABOVE AMOUNTS. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year
ended February 28, 2005 were    % and    %, respectively. Actual indirect
expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(4) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 for the Fund's operating expenses (not including expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page of this Prospectus).


EXAMPLE
    This example helps you compare the cost of investing in the Fund (including direct expenses and estimated indirect operating expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as set forth above, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                                $        $         $          $          $        $         $          $


      * After reimbursement

 GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND         Fund Inception Date: 11/26/96

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund of funds and invests in shares of other GMO mutual funds, including the U.S. Equity Funds, the International Equity Funds (including the Emerging Markets Funds), the Fixed Income Funds, and Alternative Asset Opportunity Fund ("AAOF") ("underlying Funds"). The Fund typically is exposed to the securities in its benchmark through its investments in each of the underlying Funds and to the investment returns of commodities and, from time to time, other alternative asset classes through its investment in AAOF (see
page   for a discussion of AAOF). Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



     The Manager uses proprietary research and quantitative models to determine the Fund's choice and weighting of the underlying Funds. These models use rolling 7-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, international equity, emerging markets, fixed income, and commodities) in which the underlying Funds invest. Forecasts are adjusted to reflect expected value-added for each underlying Fund.


     Based on the Manager's assessment of asset class valuations and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. The Manager will shift investments in the underlying Funds in response to changes in its investment outlook and market valuations, and to accommodate cash flows.

BENCHMARK
     The Fund's benchmark is the GMO Global Equity Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's) and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index).

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.


- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Market Risk - Fixed Income Securities - The value of an underlying Fund's fixed income investments will typically decline during periods of rising interest rates. Certain underlying Funds are also exposed to additional market risk through their investments in asset-backed securities.


- Commodities Risk - The value of an underlying Fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the underlying Fund), Smaller Company Risk (greater market risk and liquidity risk resulting from investments by an underlying Fund in companies with smaller capitalizations), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment of an underlying Fund is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the underlying Fund's investments), Leveraging Risk (increased risks from use of derivatives by an underlying Fund), Liquidity Risk (difficulty in selling investments by an underlying Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty of an underlying Fund), and Non-Diversification Risk (certain underlying Funds are non-diversified and therefore a decline in the market value of a particular security held by such Funds may affect their performance more than if they were diversified).

                                       GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND

PERFORMANCE

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28
2000                                                                              3.75
2001                                                                             -0.74
2002                                                                             -6.23
2003                                                                             38.23
2004                                                                             16.30

                        Highest Quarter: 18.79% (2Q2003)
                        Lowest Quarter: -14.30% (3Q2002)

                      Year-to-Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                   1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                       11/26/96
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES               15.96%    9.13%        N/A      11.19%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                         %        %        N/A           %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                %        %        N/A           %
-----------------------------------------------------------------------------
 S&P 500 INDEX(a)                  10.88%   -2.30%        N/A       7.63%
-----------------------------------------------------------------------------
 GMO GLOBAL EQUITY INDEX(b)        13.33%   -1.73%        N/A       7.05%
-----------------------------------------------------------------------------



(a) The S&P 500 Index is an index of large capitalization U.S. stocks, independently maintained and published by Standard and Poor's.


(b) Fund's benchmark (computed by the Manager).


FEES AND EXPENSES
    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


  SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.10%(1)
  Redemption fee (as a percentage of amount redeemed)              0.10%(1,2)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.00%
  Shareholder service fee                                                                   0.00%
  Other expenses                                                                                %(3)
  Total annual operating expenses                                                               %(3)
  Expense reimbursement                                                                         %(3,4)
  Net annual expenses                                                                           %(3)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 30, 2003.

(3) The amounts indicated above reflect only the direct expenses associated with an investment in the Fund. THE FUND ALSO INCURS FEES AND EXPENSES INDIRECTLY AS A SHAREHOLDER OF UNDERLYING FUNDS, WHICH ARE NOT REFLECTED IN THE ABOVE AMOUNTS. The indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses incurred by the Fund for the fiscal year
ended February 28, 2005 were     % and less than     %, respectively. Actual
indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(4) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 for the Fund's operating expenses (not including expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page of this Prospectus).


EXAMPLE
    This example helps you compare the cost of investing in the Fund (including direct expenses and estimated indirect operating expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as set forth above, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES
                                     -------------------------------------      --------------------------------------
                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                     ------   -------   -------   --------      ------    -------   -------   --------
Class III                             $        $         $          $             $        $         $          $

 GMO U.S. SECTOR FUND                              Fund Inception Date: 12/31/92

INVESTMENT OBJECTIVE
     Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a fund of funds and invests primarily in U.S. Core Fund, U.S. Quality Equity Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Intrinsic Value Fund, and Real Estate Fund ("underlying Funds"). The Fund seeks exposure to the securities in the Wilshire 5000 Stock Index (which is described below) through its investments in each of the underlying Funds. The Fund also may invest directly in common stocks. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.


     The Manager uses proprietary research and quantitative models to determine the Fund's choice and weighting of the underlying Funds. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/REIT) in which the underlying Funds invest. Forecasts are adjusted to reflect expected value-added for each underlying Fund.

     Based on the Manager's assessment of sector and stock valuations and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. There are no limits on the Manager's ability to shift allocations among the underlying Funds.

BENCHMARK

     The Fund's benchmark is the Russell 3000 Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.


- Market Risk - Equity Securities - Equity securities held by the Fund or underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects the Fund and underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.


- Commodities Risk - The value of an underlying Fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments), Smaller Company Risk (increased market risk and liquidity risk resulting from investments in companies with smaller capitalizations), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments), Foreign Investment Risk (risks attendant to investments in markets that may be less stable, smaller, less liquid, and less regulated, and have higher trading costs relative to the U.S. market), Liquidity Risk (difficulty in selling investments), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Real Estate Risk (for an underlying Fund that concentrates its assets in real estate-related securities, the risk that factors affecting the real estate industry may cause the value of the underlying Fund's investments to fluctuate more widely than if the underlying Fund invested in securities of companies in a broader range of industries).

                                                            GMO U.S. SECTOR FUND

PERFORMANCE

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                         U.S. SECTOR FUND (%)
                                                                         --------------------
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31
2000                                                                              9.84
2001*                                                                             7.27
2002                                                                            -13.24
2003                                                                             31.78
2004                                                                             11.55

                        Highest Quarter: 18.06% (2Q2003)
                        Lowest Quarter: -16.54% (3Q2002)

                      Year to Date (as of 3/31/05):     %


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS*   10 YEARS*   INCEPT.*
-----------------------------------------------------------------------------
 CLASS III                                                       12/31/92
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES             11.37%     8.45%     15.35%       14.41%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %         %          %            %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %         %          %            %
-----------------------------------------------------------------------------
 RUSSELL 3000 INDEX(a)           11.95%    -1.16%     12.01%       10.88%
-----------------------------------------------------------------------------
 RUSSELL 3000 +(b)               11.95%    -1.76%     12.38%       11.22%
-----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The Russell 3000 + is a composite benchmark computed by the Manager, and represents the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's) until February 28, 2003, which was the Fund's benchmark, and the Russell 3000 Index thereafter, which is the Fund's current benchmark.

* The Fund's performance during 2001 was positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

FEES AND EXPENSES
    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.04%(1)
  Redemption fee (as a percentage of amount redeemed)              0.04%(1,2)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%(3)
  Other expenses                                                                                %(4)
  Total annual operating expenses                                                               %(4)
  Expense reimbursement                                                                         %(4,5)
  Net annual expenses                                                                           %(4)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 30, 2003.
(3) The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of investing in the underlying Funds, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.

(4) The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. For the fiscal year ended February 28, 2005, the Fund's
indirect total net operating expenses were     %, while the Fund did not bear
any indirect investment-related expenses. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(5) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and
certain other expenses described on page   of this Prospectus (collectively,
"Excluded Fund Fees and Expenses")) exceed 0.33% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and
(b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.



EXAMPLE


    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES
                                     -------------------------------------      --------------------------------------
                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                     ------   -------   -------   --------      ------    -------   -------   --------
Class III                             $        $         $         $             $         $         $         $

                         DESCRIPTION OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------
                                       MARKET RISK
                                -------------------------
                                                FIXED                   SMALLER                    FOREIGN
                                   EQUITY       INCOME     LIQUIDITY    COMPANY    DERIVATIVES   INVESTMENT    CURRENCY
                                 SECURITIES   SECURITIES     RISK        RISK         RISK          RISK         RISK
-------------------------------------------------------------------------------------------------------------------------
 U.S. EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                      --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund              --                                                --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Quality Equity Fund            --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Value Fund                          --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Growth Fund                         --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                --                       --          --           --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund               --                       --          --           --
-------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                    --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund      --                                                --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies
  Fund                               --                       --          --           --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Disciplined
  Equity Fund                        --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                               --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Growth Fund           --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global Growth Fund                  --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                        --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                        --                       --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund        --                       --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund                               --                       --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund               --                       --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund             --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------------------------------------------------------------------------------

                                      NON-         FOCUSED                  CREDIT AND                   FUND OF      REAL
                                 DIVERSIFICATION  INVESTMENT   LEVERAGING  COUNTERPARTY   MANAGEMENT      FUNDS      ESTATE
                                      RISK           RISK         RISK         RISK          RISK         RISK        RISK
-------------------------------  ---------------------------------------------------------------------------------------------
 U.S. EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                                                                 --            --
-------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                                                         --            --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Quality Equity Fund              --             --                        --            --
-------------------------------------------------------------------------------------------------------------------------
 Value Fund                            --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                  --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Growth Fund                           --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                                                           --            --
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                 --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                      --             --                        --            --                       --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund        --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies
  Fund                                 --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Disciplined
  Equity Fund                                                                   --            --
-------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                                                          --            --
-------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                                                      --            --
-------------------------------------------------------------------------------------------------------------------------
 Global Growth Fund                    --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                          --                                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                          --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund                                                   --            --
-------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund                                                                          --            --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                 --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund               --                                       --            --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------  -------------

                                  COMMODITIES
                                     RISK
-------------------------------  -------------
 U.S. EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund
-------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund
-------------------------------------------------------------------------------------------------------------------------
 U.S. Quality Equity Fund
-------------------------------------------------------------------------------------------------------------------------
 Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Growth Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies
  Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
 International Disciplined
  Equity Fund
-------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund
-------------------------------------------------------------------------------------------------------------------------
 International Growth Fund
-------------------------------------------------------------------------------------------------------------------------
 Global Growth Fund
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund
-------------------------------------------------------------------------------------------------------------------------
 Foreign Fund
-------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund
-------------------------------------------------------------------------------------------------------------------------
 International Small Companies
  Fund
-------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                       MARKET RISK
                                -------------------------
                                                FIXED                   SMALLER                    FOREIGN
                                   EQUITY       INCOME     LIQUIDITY    COMPANY    DERIVATIVES   INVESTMENT    CURRENCY
                                 SECURITIES   SECURITIES     RISK        RISK         RISK          RISK         RISK
-------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International
  Equities Fund                      --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                               --          --                       --
-------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                              --          --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                          --          --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                                       --          --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                                 --          --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund                       --          --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share
  Fund                                            --          --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Short-Duration Investment Fund                   --
-------------------------------------------------------------------------------------------------------------------------
 Alpha Only Fund                     --                       --                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                      --          --                       --            --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Benchmark-Free Allocation Fund      --           --          --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Equity
  Allocation Fund                    --           --          --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global Balanced Asset
  Allocation Fund                    --           --          --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity
  Allocation Fund                    --           --          --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                    --                       --          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------------------------------------------------------------------------------

                                      NON-         FOCUSED                  CREDIT AND                   FUND OF      REAL
                                 DIVERSIFICATION  INVESTMENT   LEVERAGING  COUNTERPARTY   MANAGEMENT      FUNDS      ESTATE
                                      RISK           RISK         RISK         RISK          RISK         RISK        RISK
-------------------------------  ---------------------------------------------------------------------------------------------
 Tax-Managed International
  Equities Fund                        --                                       --            --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                    --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                   --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Bond Fund               --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund                            --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                      --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund            --                          --           --            --
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share
  Fund                                 --                          --           --            --
-------------------------------------------------------------------------------------------------------------------------
 Short-Duration Investment Fund        --                                       --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Alpha Only Fund                       --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund           --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Benchmark-Free Allocation Fund        --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 International Equity
  Allocation Fund                      --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global Balanced Asset
  Allocation Fund                      --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity
  Allocation Fund                      --                          --           --            --           --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                      --                                       --            --           --          --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------  -------------

                                  COMMODITIES
                                     RISK
-------------------------------  -------------
 Tax-Managed International
  Equities Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund
-------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund
-------------------------------------------------------------------------------------------------------------------------
 International Bond Fund
-------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Bond Fund
-------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund
-------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share
  Fund
-------------------------------------------------------------------------------------------------------------------------
 Short-Duration Investment Fund
-------------------------------------------------------------------------------------------------------------------------
 Alpha Only Fund
-------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------
 Benchmark-Free Allocation Fund       --
-------------------------------------------------------------------------------------------------------------------------
 International Equity
  Allocation Fund                     --
-------------------------------------------------------------------------------------------------------------------------
 Global Balanced Asset
  Allocation Fund                     --
-------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity
  Allocation Fund                     --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                     --
-------------------------------------------------------------------------------------------------------------------------

     Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:


     EQUITY SECURITIES. A principal risk of each Fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They also may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.



     The U.S. Equity Funds, International Equity Funds, and certain Asset Allocation Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.



     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may never recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund, Intrinsic Value Fund, International Intrinsic Value Fund, Foreign Fund, and Foreign Small Companies Fund, which invest primarily in value securities.



     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund, International Growth Fund, Global Growth Fund, and Small Cap Growth Fund, which invest primarily in growth securities.



     FIXED INCOME SECURITIES. The value of the Funds' fixed income investments (including bonds, notes, and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the value of fixed income securities generally declines. Conversely, during periods of falling interest rates, the value of fixed income securities generally rises.



     This kind of market risk, also called "interest rate risk," is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations. Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities), although it is present, but to a lesser extent, in the Short-Duration Collateral Fund, Short-Duration Investment Fund, and the portion of World Opportunity Overlay Fund invested in floating rate fixed income securities. A Fund may be less sensitive to interest rate changes if it invests primarily in fixed income securities with floating interest rates and related interest rate derivatives. However, fixed income securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Changes in prevailing interest rates (and particularly sudden and significant changes) will cause fluctuations in a Fund's net asset value if the Fund invests to a significant extent in floating rate securities with interest rates that reset only periodically. Short-Duration Collateral Fund, Short-Duration Investment Fund, and the portion of World Opportunity Overlay Fund invested in fixed income securities invest primarily in fixed income securities with floating interest rates.



     Interest rate risk (and thus market risk) also depends on the credit quality of a fixed income security. Therefore, the risk is particularly pronounced for the Emerging Country Debt Fund and Emerging Country Debt Share Fund, both of which typically invest most of their assets in below investment grade securities (also called "junk bonds"), which are more vulnerable to interest rate risk than investment grade securities, as their values generally are more sensitive to interest rate fluctuations. In addition, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, and Core Plus Bond Fund are subject to this risk because these Funds may invest a portion of their assets in below investment grade securities.

     In addition, a related market risk exists for all the Fixed Income Funds, which may invest to a material extent in asset-backed securities. Those securities may be backed by pools of automobile loans, residential and commercial mortgages, educational loans, home equity loans, credit card receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers or one or more lending banks, or a combination of these bonds and loans. In addition, payment of interest and repayment of principal on asset-backed securities may largely depend on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with investments in asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the required amount of underlying assets or other support needed to produce the cash flows necessary to service interest and principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Therefore, asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations, and such default exceeds the securities' credit support. From time to time, the Fixed Income Funds may have significant exposure to asset-backed securities secured by specific types of loans and/or bonds (e.g., credit-card receivables). As a result, economic developments adversely affecting a particular type of collateral may harm the performance of these Funds. In addition, certain types of collateral may have strong positive correlations, meaning that their value may be impaired by similar economic conditions (e.g., an increase in personal bankruptcies could reduce the value of asset-backed securities secured by credit card receivables, automobile loans, educational loans, and home equity loans).



     Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may depend on the servicing of the underlying asset and is, therefore, subject to risks associated with the negligence or defalcation of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. The risks associated with asset-backed securities are particularly pronounced for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Inflation Indexed Bond Fund, Short-Duration Investment Fund, Short-Duration Collateral Fund, and World Opportunity Overlay Fund, each of which directly or indirectly invests a significant portion of its assets in asset-backed securities.



     Most of the Fixed Income Funds also may invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.



     - LIQUIDITY RISK. A Fund is exposed to liquidity risk when, due to a limited market or legal restrictions, a Fund is unable to sell particular securities or to close derivative positions at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, the use of derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued (see "Determination of Net Asset Value"). Liquidity risk also may exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing a short position).


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, and certain of the International Equity Funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They also may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all Funds that invest in the securities of companies with smaller market capitalizations, but are particularly pronounced for the Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Companies Fund, International Small Companies Fund, Emerging Markets Fund, and Foreign Small Companies Fund, all of which primarily make investments in companies with smaller or medium-sized market capitalizations.



     - DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds also may use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets, and currencies without the Funds' actually having to sell current investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the SAI.


     The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. To the extent a Fund contracts with a limited number of counterparties, the Fund's risk exposure may be relatively concentrated and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.



     Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.



     Suitable derivative transactions may not be available in all circumstances. In addition, the Manager may determine not to use derivatives to hedge or otherwise reduce risk exposure.



     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for each of the Fixed Income Funds (except Short-Duration Investment Fund and Inflation Indexed Bond Fund). As a basic component of their investment strategy, those Funds use derivatives, in particular synthetic bonds (created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security) to gain exposure to fixed income securities and foreign currencies. The risks of derivatives are also particularly pronounced for Currency Hedged International Equity Fund, which makes frequent use of currency forwards, and Short-Duration Collateral Fund, Alternative Asset Opportunity Fund, and World Opportunity Overlay Fund, which make significant use of swap contracts.



     In addition, each of the Fixed Income Funds (except Short-Duration Investment Fund and Inflation Indexed Bond Fund) may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Funds may use credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they can be difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). To the extent a Fund, as an alternative to purchasing bonds directly, uses credit default swaps to obtain synthetic long exposure to corporate bonds or sovereign debt, the Fund will be exposed to the risk that it will be required to pay the notional value of the swap contract in the event the issuer of the security on which the swap is structured defaults on its obligation to pay. Credit default swaps also have documentation risk, as described above.



     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of their assets may change more rapidly and to a greater degree than if they invested only in U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs, and foreign securities held by a Fund may expose it to foreign taxes on dividends and interest payable on such securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes, or diplomatic developments could adversely affect a Fund's investments. In the event of a nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security.

     All Funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the International Equity Funds, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, and Alpha Only Fund, which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also applicable to the U.S. Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.



     In addition, Funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers. These risks are particularly pronounced for Emerging Markets Fund, Emerging Countries Fund, Emerging Country Debt Fund, and Emerging Country Debt Share Fund, which typically invest a substantial portion of their assets in securities of emerging market issuers. Foreign Small Companies Fund, Foreign Fund, International Small Companies Fund, Tax-Managed International Equities Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Alpha Only Fund, each of which may invest a significant portion of their assets in securities of emerging market issuers, are also subject to increased foreign investment risk.



     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded or currencies in which a Fund has taken an active investment position will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly for a number of reasons, including supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and currency controls or political developments in the U.S. or abroad.



     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns, wants to own, or is exposed to through its investments. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds also may take active currency positions and may hedge the currency exposure of their securities. This may result in a Fund's currency exposure being substantially different than that of the securities it holds.



     All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds (except for Currency Hedged International Equity Fund), Core Plus Bond Fund, International Bond Fund, and Global Bond Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and OTC foreign currency transactions for investment purposes. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under "Leveraging Risk."



     - NON-DIVERSIFICATION RISK. Investing in securities from a diversified pool of issuers can reduce overall risk while investing in securities of a small number of issuers can increase it. The U.S. Quality Equity Fund, Value Fund, Growth Fund, Small Cap Growth Fund, Real Estate Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, U.S. Sector Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Markets Fund, Emerging Countries Fund, Tax-Managed International Equities Fund, Intrinsic Value Fund, and all of the Fixed Income Funds are not "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, credit, market, and other risks associated with a Fund's investment strategies or techniques may be more pronounced than if these Funds were "diversified."


     In addition, each of the Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, and Global Bond Fund may invest a portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets, in shares of the Emerging Country Debt Fund, which is not diversified within the meaning of the 1940 Act. All of the Fixed Income Funds (other than Emerging Country Debt Fund and Emerging Country Debt Share Fund) may invest without limitation in shares of Short-Duration Collateral Fund and World Opportunity Overlay Fund, and all of the Asset Allocation Funds (except U.S. Sector Fund) may invest without limitation in shares of Alternative Asset Opportunity Fund; these underlying Funds are not diversified within the meaning of the 1940 Act, and their securities are offered through separate prospectuses. Please refer to "Investment in GMO Funds Offered Through Separate Prospectuses" for information regarding certain risks and other information relating to Alternative Asset Opportunity Fund, Short-Duration Collateral Fund, and World Opportunity Overlay Fund. Except as otherwise noted in each Fund's "Principal investment strategies," each of the Asset Allocation Funds may invest without limitation in any of the Funds identified above as non-diversified.



     - FOCUSED INVESTMENT RISK. Geographic or industry diversification can reduce overall risk, and concentration of investments in a limited number of countries, geographic regions, or companies or in industries with high positive correlations to one another can increase overall risk. Therefore, Funds whose investments are focused in particular countries, regions, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) should only be considered as part of a diversified portfolio that includes other assets.


     A Fund that focuses its investments in securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. This risk is particularly pronounced for the Real Estate Fund, which invests a substantial portion of its assets in real estate-related industries (see also "Real Estate Risk" below).

     Similarly, Funds that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments.


     Funds that invest significant portions of their assets in the securities of relatively few companies may also be particularly vulnerable to events affecting those companies. This risk is present for U.S. Quality Equity Fund.



     - REAL ESTATE RISK. Because a fundamental policy of the Real Estate Fund is to concentrate its assets in real-estate related securities, the value of the Real Estate Fund's portfolio can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting the performance of real estate may include the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real-estate related securities also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.



     - LEVERAGING RISK. A Fund's use of reverse repurchase agreements and other derivatives may cause the Fund's portfolio to be leveraged. Leverage may disproportionately increase a Fund's portfolio losses when the Fund's investments are adversely affected by changes in interest rates, stock prices, or currency rates. Also, each Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions.



     The net long exposure of each U.S. and International Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) typically will not exceed 100% of the Fund's net assets. However, a Fund occasionally may experience a large redemption that results in overnight net long exposure in excess of 100% of the Fund's net assets. Each U.S. and International Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The U.S. and International Equity Funds also may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.



     The Fixed Income Funds are not limited in the extent to which they may use derivatives or the absolute face value of their derivative positions. As a result, the Fixed Income Funds may be leveraged in relation to their assets. This risk is particularly pronounced for Emerging Country Debt Fund, Emerging Country Debt Share Fund and World Opportunity Overlay Fund. However, the Manager seeks to manage the effective market exposure of each of these Funds (except World Opportunity Overlay Fund) by controlling the projected tracking error relative to each Fund's benchmark.



     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.



     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets. See "Market Risk -- Fixed Income Securities" above for a discussion of these risks and the Funds for which the risks associated with asset-backed securities are particularly pronounced.



     Funds that invest in below investment grade securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's or BBB- by S&P or determined by the Manager to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Junk bonds offer the potential for higher investment returns than higher-rated securities. However, junk bonds are often less liquid than higher quality securities. In addition, the continuing ability of issuers of junk bonds to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions. Accordingly, Emerging Country Debt Fund and Emerging Country Debt Share Fund, which typically invest most of their assets in below investment grade securities, are subject to substantial credit risk. The Funds listed in "Market Risk -- Fixed Income Securities" above that may invest a portion of their assets in lower-rated securities are also subject to increased credit risk.



     In addition, a Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts, as described in "Derivatives Risk" above) and engages to a significant extent in the lending of its portfolio securities. A Fund is also exposed to credit risk to the extent it engages to a significant extent in the use of repurchase agreements. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. While the Manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This type of counterparty risk is generally more pronounced for Emerging Country Debt Fund, Emerging Country Debt Share Fund (through its investment in Emerging Country Debt Fund), and Core Plus Bond Fund, which invest in OTC derivatives with longer durations and may have greater exposure to any one counterparty.



     - COMMODITIES RISK. The Asset Allocation Funds may invest in Alternative Asset Opportunity Fund, which is offered through a separate prospectus. Because Alternative Asset Opportunity Fund's portfolio is exposed to the global commodity markets, the value of its shares will be affected by factors particular to the commodity markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.



     Alternative Asset Opportunity Fund's investments in commodities will be made principally by investing in commodity-linked derivatives instruments. The value of these instruments may fluctuate more than the relevant underlying commodity, commodity index, or other commodity-linked instrument.



     Each of the Asset Allocation Funds will be exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.


     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Manager may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt. However, while Emerging Country Debt Share Fund intends to be fully invested, it may hold more cash than other Funds due to the more frequent redemption activity of its investors, and its performance may not match that of Emerging Country Debt Fund. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. For example, Emerging Markets Fund and Emerging Country Debt Fund frequently buy securities of companies that have smaller market capitalizations, that are less liquid, and that are more volatile than securities in their benchmarks.


     Each Asset Allocation Fund (except U.S. Sector Fund) will be exposed to additional management risk to the extent it invests in Alternative Asset Opportunity Fund because, although the Manager manages other commodity-oriented accounts, the Manager has no prior experience managing a commodity-oriented mutual fund.



     - FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest part or all of their assets in other GMO Funds are exposed to the risk that the underlying Funds will not perform as expected or will underperform other similar funds. In addition, these Funds will indirectly be exposed to all of the risks of an investment in the underlying Funds. Because the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds and other Funds that invest in other GMO Funds in underlying Funds with higher fees. The Manager is legally obligated to disregard that incentive when making investment decisions.


                            MANAGEMENT OF THE TRUST


     GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the funds of GMO Trust (the "Trust"). GMO is a private company, founded in 1977. As of May 31, 2005, GMO managed on a worldwide basis more than $ billion for institutional investors such as pension plans, endowments, foundations, and the funds of the Trust (the "GMO Funds").


     Subject to the approval of the Trust's Board of Trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Each class of shares of each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance to correct and maintain client-related information.


     For the fiscal year ended February 28, 2005, the Manager received as compensation for services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
U.S. Core Fund                      %
Tobacco-Free Core Fund              %
U.S. Quality Equity Fund            %
Value Fund                          %
Intrinsic Value Fund                %
Growth Fund                         %
Small Cap Value Fund                %
Small Cap Growth Fund               %
Real Estate Fund                    %
Tax-Managed U.S. Equities
  Fund                              %
Tax-Managed Small
  Companies Fund                    %
International Disciplined
  Equity Fund                       %
International Intrinsic
  Value Fund                        %
International Growth Fund           %



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
Currency Hedged
  International Equity
  Fund                              %
Foreign Fund                        %
Foreign Small Companies
  Fund                              %
International Small
  Companies Fund                    %
Emerging Markets Fund               %
Emerging Countries Fund             %
Tax-Managed International
  Equities Fund                     %
Domestic Bond Fund                  %
Core Plus Bond Fund                 %
International Bond Fund             %
Currency Hedged
  International Bond Fund           %
Global Bond Fund                    %



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
Emerging Country Debt Fund          %
Emerging Country Debt
  Share Fund
Short-Duration Investment
  Fund                              %
Alpha Only Fund                     %
Inflation Indexed Bond
  Fund                              %
Benchmark-Free Allocation
  Fund                             *
International Equity
  Allocation Fund                  *
Global Balanced Asset
  Allocation Fund                  *
Global (U.S.+) Equity
  Allocation Fund                  *
U.S. Sector Fund                    %


* These Funds do not charge management fees directly, but indirectly bear the management fees charged by the underlying Funds in which they invest.

     Global Growth Fund has not operated for a full fiscal year. Global Growth Fund will pay the Manager 0.47% of its average net assets as compensation for management services rendered.



     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund. The table below identifies the investment divisions and the Funds for which they are responsible.



  ------------------------------------------------------------------------------------------------
        INVESTMENT DIVISION                             PRIMARY RESPONSIBILITIES
  ------------------------------------------------------------------------------------------------
   U.S. Quantitative                  U.S. Equity Funds (except Value Fund and Real Estate Fund)
                                      and Asset Allocation Funds
  ------------------------------------------------------------------------------------------------
   U.S. Active                        Value Fund, Real Estate Fund
  ------------------------------------------------------------------------------------------------
   International Quantitative         International Equity Funds (except Foreign Fund, Foreign
                                      Small Companies Fund, Emerging Markets Fund, and Emerging
                                      Countries Fund) and Alpha Only Fund
  ------------------------------------------------------------------------------------------------
   International Active               Foreign Fund and Foreign Small Companies Fund
  ------------------------------------------------------------------------------------------------
   Emerging Markets                   Emerging Markets Fund and Emerging Countries Fund
  ------------------------------------------------------------------------------------------------
   Fixed Income                       Fixed Income Funds (except Alpha Only Fund)
  ------------------------------------------------------------------------------------------------



     The table below identifies senior members of GMO's investment divisions, each senior member's principal occupations during the past five years, and the Funds for which each senior member is responsible. With respect to the Funds for which they have responsibility, the senior members allocate responsibility for the portfolios to members of the relevant division, oversee the implementation of trades, review the overall composition of the portfolios, including to ensure compliance with its stated investment objective and strategies, and monitor cash flows.



 ------------------------------------------------------------------------------------------------------------------------
        SENIOR MEMBER                  PRINCIPAL OCCUPATION(S) DURING
     (LENGTH OF SERVICE)                        PAST 5 YEARS                                     FUNDS
 ------------------------------------------------------------------------------------------------------------------------
 Edmond Choi                   Director of GMO's U.S. Active Division since    Value Fund and Real Estate Fund
 (since 2001)                  1994.
 ------------------------------------------------------------------------------------------------------------------------
 Thomas Cooper                 Co-Director of GMO's Global Fixed Income        Fixed Income Funds (except Alpha Only
 (since 1993)                  Division since 1993.                            Fund)
 ------------------------------------------------------------------------------------------------------------------------
 Arjun Divecha                 Director of GMO's Emerging Markets Division     Emerging Markets Fund and Emerging
 (since 1993)                  since 1993.                                     Countries Fund
 ------------------------------------------------------------------------------------------------------------------------
 Thomas Hancock                Director of GMO's International Quantitative    International Equity Funds (except Foreign
 (since 1995)                  Division since 1995.                            Fund, Foreign Small Companies Fund,
                                                                               Emerging Markets Fund, and Emerging
                                                                               Countries Fund) and Alpha Only Fund
 ------------------------------------------------------------------------------------------------------------------------
 Ben Inker                     Director of Asset Allocation since 1996.        Asset Allocation Funds
 (since 1996)
 ------------------------------------------------------------------------------------------------------------------------
 William Nemerever             Co-Director of GMO's Global Fixed Income        Fixed Income Funds (except Alpha Only
 (since 1993)                  Division since 1993.                            Fund)
 ------------------------------------------------------------------------------------------------------------------------
 Robert Soucy*                 Director of GMO's U.S. Quantitative Division    U.S. Equity Funds (except Value Fund and
 (since 2001)                  since 1991.                                     Real Estate Fund)
 ------------------------------------------------------------------------------------------------------------------------
 Ann Spruill                   Director of GMO's International Active          Foreign Fund and Foreign Small Companies
 (since 1993)                  Division since 1993.                            Fund
 ------------------------------------------------------------------------------------------------------------------------
 Sam Wilderman                 Co-Director of GMO's U.S. Quantitative          U.S. Equity Funds (except Value Fund and
 (since 2005)                  Division since 2005. Prior thereto, he was      Real Estate Fund)
                               responsible for research and portfolio
                               management for Emerging Markets Fund, Emerging
                               Countries Fund, and Emerging Markets Quality
                               Fund.
 ------------------------------------------------------------------------------------------------------------------------



* Mr. Soucy will retire as of December 31, 2005.



     The SAI contains other information about how GMO determines the compensation of the senior members, other accounts they manage, and their ownership of Funds they manage.


CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT

     IBT serves as the Trust's transfer agent on behalf of the Funds.

EXPENSE REIMBURSEMENT


     As more fully described in certain Funds' "Fees and expenses" table, the Manager has contractually agreed to reimburse certain Funds of the Trust with respect to certain expenses through at least the date shown in each Fund's "Fee and expenses" table. The following expenses are specifically excluded from the Manager's reimbursement obligation: Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense (except with respect to the Emerging Countries Fund), and transfer taxes; and, in the case of the Emerging Markets Fund and Alpha Only Fund, also excluding custodial fees.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. A Fund will not determine its NAV on any day when the NYSE is closed for business. A Fund also may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell a security is received by that Fund. A Fund's net asset value is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Official closing price or

     - Most recent bid price (if no reported sale or official closing price) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and their intended disposition

     (Also, see discussion in "Fair Value Pricing" below regarding foreign equity securities.)

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (except for options written by a Fund) (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

Options written by a Fund

     - Most recent ask price

"Fair Value" Pricing


     For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances render an existing methodology or procedure unreliable, the Funds' investments will be valued at "fair value," as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.


     With respect to the Funds' use of "fair value" pricing, investors should note the following:

        - In certain cases, a significant percentage of a Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time that a Fund's net asset value is calculated, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.

        - Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures that, among other things, generally require that the Funds' foreign equity securities be valued using fair value prices based on modeling tools by third party vendors to the extent that those fair value prices are available.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold. In addition, because some Funds hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors cannot redeem their shares in those Funds.

                                 NAME POLICIES

     No Fund will change its Name Policy without providing its shareholders with at least 60 days' prior written notice. When used in connection with a Fund's Name Policy, the Manager defines "assets" to include the Fund's net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund's investments be "tied economically" to such country or region. For purposes of this Prospectus, an investment is "tied economically" to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of such country or of a country within such region or in an issuer that maintains its principal place of business in such country or region; (ii) it is traded principally in such country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or region, or has at least 50% of its assets in such country or region. A Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investments or indirect investments (e.g., investments in another Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset).


                        DISCLOSURE OF PORTFOLIO HOLDINGS



     The Funds have established a policy with respect to the disclosure of the Funds' portfolio holdings. A description of this policy is provided in the Statement of Additional Information. Information regarding the Funds' portfolio holdings as of each month's end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO ("potential shareholders"), and their consultants or agents through a secured link on GMO's website, as set forth below:



-----------------------------------------------------------------------------------------------------------------
                               FUNDS                                   APPROXIMATE DATE OF POSTING TO WEBSITE
-----------------------------------------------------------------------------------------------------------------
    All Funds except Benchmark-Free Allocation Fund,                   5 days after months end
    International Equity Allocation Fund, Global Balanced Asset
    Allocation Fund, Global (U.S.+) Equity Allocation Fund, and
    U.S. Sector Fund
-----------------------------------------------------------------------------------------------------------------
    Benchmark-Free Allocation Fund, International Equity               2 days after months end
    Allocation Fund, Global Balanced Asset Allocation Fund,
    Global (U.S.+) Equity Allocation Fund, and U.S. Sector Fund
-----------------------------------------------------------------------------------------------------------------



     To access this information on GMO's website
(http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates. Beneficial owners of shares of the Trust who have invested in the Trust through a broker or agent should contact that broker or agent for information on how to obtain access to a Fund's portfolio holdings on the website.



     The Funds or GMO may suspend the posting of the portfolio holdings, or the Funds may modify the disclosure policy without notice to shareholders. Once posted, a Fund's portfolio holdings will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date of those holdings.


                             HOW TO PURCHASE SHARES


     You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO.

     PURCHASE POLICIES. An investor must submit a purchase request in good order to avoid having it rejected by the Trust or its agent. A purchase request is in good order if it includes:


     - The name of the Fund being purchased;



     - The dollar amount of shares to be purchased;



     - The date on which purchase is to be made (subject to receipt prior to the close of regular trading on that date);



     - The investor's name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity;



     - The signature of an authorized signatory as identified in the GMO Trust Application; and


     - Payment in full (by check, wire, or securities).


        - If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved for later payment.



     If the purchase request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price is the net asset value per share determined on that day (plus any applicable purchase premium) for the Fund shares to be purchased. If the purchase request is received after the close of regular trading on the NYSE, the purchase price is the net asset value per share determined on the next business day (plus any applicable purchase premium) for the Fund shares to be purchased unless the investor has instructed GMO Shareholder Services in writing to defer the purchase to another day. See "Purchase Premiums and Redemption Fees" for a discussion of purchase premiums charged by certain Funds, including circumstances under which the purchase premiums may be waived.


     The Trust and its agent reserve the right to reject any order. In addition, a Fund may temporarily or permanently close to some or all new subscriptions and/or additional investments from existing shareholders.


     Minimum investment amounts (by class, if applicable) are set forth in the
table on page   of this Prospectus. There is no minimum additional investment required to purchase additional shares of a Fund. The Trust may waive initial minimums for certain accounts.


     Funds advised or sub-advised by GMO ("Top Funds") may purchase shares of other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met:
(i) the Top Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Top Funds of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks, or securities directly to the Trust. Purchase requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent.

     FUNDING YOUR INVESTMENT.  You may purchase shares:

     - with cash (via wire transfer or check)

        - BY WIRE.  Instruct your bank to wire the amount of your investment to:
             Investors Bank & Trust Company, Boston, Massachusetts
                               ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

        - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

                       By U.S. Postal Service:                                       By Overnight Courier:
                   Investors Bank & Trust Company                                Investors Bank & Trust Company
                      GMO Transfer Agent MFD 23                                     GMO Transfer Agent MFD 23
                            P.O. Box 642                                        200 Clarendon Street, 16th Floor
                        Boston, MA 02117-0642                                           Boston, MA 02116

     - by exchange (from another Fund)


        - written instruction should be sent to GMO Shareholder Services at
          (617) 439-4192 (facsimile)


     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund

        - securities will be valued as set forth under "Determination of Net Asset Value"

     - by a combination of cash and securities


     No Fund will honor requests for purchases or exchanges by shareholders who are identified as engaging in frequent trading strategies, including market timing. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time that may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise are considered to be harmful to a Fund and its shareholders, as reasonably determined by the Manager. Notwithstanding the foregoing, Domestic Bond Fund, Short-Duration Investment Fund, World Opportunity Overlay Fund (offered through a separate prospectus), and Short-Duration Collateral Fund (offered through a separate prospectus), due to the nature of their investments, do not limit frequent trading.



     The Trustees have approved policies and procedures reasonably designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders. There is no assurance that a Fund will be effective in identifying or preventing frequent trading activity in all instances, and the Fund does not automatically redeem shares that are the subject of a rejected exchange request.



     In addition to policies and procedures with respect to frequent transactions, the Trustees have adopted pricing policies that generally provide for the fair valuation of foreign equity securities on a daily basis, as
described in "Determination of Net Asset Value" on page   . The fair value
pricing of foreign equity securities reduces the risk that frequent trading strategies could be used to take advantage of arbitrage opportunities resulting from the markets of certain foreign equity securities closing earlier than the time at which a Fund determines its NAV.



     Certain Funds may be distributed through financial intermediaries who submit net purchase and redemption orders to the Fund through omnibus accounts. These omnibus accounts will engage in frequent transactions due to the volume of underlying shareholder activity that each intermediary aggregates on a daily basis. Because the transactions transmitted through omnibus accounts will only represent net transactions through a particular intermediary, the Funds' ability to monitor for and prevent frequent trading strategies is limited and dependent upon the cooperation of the intermediary in enforcing the Funds' policies. The Funds reserve the right to terminate a particular shareholder's investment privileges or the sale of Fund shares through a particular intermediary at any time.


                              HOW TO REDEEM SHARES

     You may redeem a Fund's shares on any day when the NYSE is open for business. Redemption requests should be submitted to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be processed through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.

     REDEMPTION POLICIES. An investor must submit a redemption request in good order to avoid having it rejected by the Trust or its agent. A redemption request is in good order if it includes:


     - The name of the Fund being redeemed;



     - The number of shares or the dollar amount of shares to be redeemed;



     - The date on which redemption is to be made (subject to receipt prior to the close of regular trading on that date);



     - The investor's name and/or the account number set forth with sufficient clarity to avoid ambiguity;



     - The signature of an authorized signatory as identified in the GMO Trust Application; and



     - Wire instructions or registration address that match the wire instructions or registration address on file at GMO.



     If the redemption request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). If the redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day (less any applicable redemption fee) unless the investor has instructed GMO Shareholder Services in writing to defer the redemption to another day. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See "Purchase Premiums and Redemption Fees" for a discussion of redemption fees charged by certain Funds, including circumstances under which the fees may be waived.



     The Trust may take up to seven days to remit proceeds. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by that Fund instead of cash. INVESTORS IN THE TAX-MANAGED FUNDS SHOULD BE AWARE THAT THEY ARE MORE LIKELY TO HAVE A REDEMPTION REQUEST HONORED "IN KIND" THAN SHAREHOLDERS IN OTHER FUNDS.

     If a redemption is made in cash:


     - payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed



        - designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form



     - upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).


     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value"

     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and may not represent a pro rata distribution of each security held in the Fund's portfolio

     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption


     - in-kind redemptions will be transferred and delivered by the Trust as directed in writing by an authorized person.


     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed on days other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund


     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.



     Pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem Fund shares held by a shareholder unilaterally at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or a class held by the shareholder exceed a percentage of the outstanding shares of the Fund or a class determined from time to time by the Trustees. The Trustees currently have not determined a minimum amount or a maximum percentage for any of the Funds or classes.


     Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and
(ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                     PURCHASE PREMIUMS AND REDEMPTION FEES

     The Funds listed below charge purchase premiums and/or redemption fees to shareholders purchasing or redeeming shares. Please refer to the "Fees and expenses" table for each Fund for details regarding the purchase premium and/or redemption fee charged by that Fund.

     - Small Cap Value Fund
     - Tax-Managed Small Companies Fund
     - Emerging Markets Fund
     - Emerging Country Debt Fund
     - Benchmark-Free Allocation Fund
     - Global Balanced Asset Allocation Fund
     - U.S. Sector Fund
     - Small Cap Growth Fund

     - Global Growth Fund


     - International Small Companies Fund

     - Alpha Only Fund
     - International Equity Allocation Fund

     - Global (U.S.+) Equity Allocation Fund


     Purchase premiums and redemption fees are paid to and retained by a Fund to help offset portfolio transaction costs caused by shareholder activity by allocating an estimate of such costs to the shareholder generating the activity. Purchase premiums and redemption fees apply only to cash transactions. In-kind purchase and redemption transactions are not subject to purchase premiums and redemption fees except to the extent those transactions include a cash component. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

     WAIVER OF PURCHASE PREMIUMS/REDEMPTION FEES


     If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. The Manager also may waive the purchase premium or redemption fee, as applicable, in extraordinary circumstances if the relevant Fund will not incur transaction costs. Waivers are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms.


     ASSET ALLOCATION FUNDS AND ALPHA ONLY FUND

     Determination of Level of Purchase Premiums/Redemption Fees.

     - With respect to the Asset Allocation Funds (except U.S. Sector Fund), each Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying Funds in which the Fund is invested as of the date of this Prospectus.

     - Alpha Only Fund and U.S. Sector Fund are permitted to invest both in underlying Funds and directly in other securities. Therefore, the purchase premiums and redemption fees of these Funds are approximately equal to the weighted average of (a) the purchase premiums and redemption fees, if any, of the underlying Funds in which they invest and (b) the estimated transaction costs of investing directly in securities, in each case as of the date of this Prospectus.

     Periodic Adjustment of Purchase Premiums/Redemption Fees. The purchase premium and redemption fee for each of these Funds may be adjusted from time to time to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying Fund and, with respect to Alpha Only Fund and U.S. Sector Fund, direct investments). For information concerning the underlying Funds and securities in which each Fund may invest, see the "Principal investment strategies" section of this Prospectus for that Fund.

                                MULTIPLE CLASSES


     Certain Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee generally is lower for classes that require greater total assets under GMO's management.


MINIMUM INVESTMENT CRITERIA FOR CLASS II AND CLASS III ELIGIBILITY


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SHAREHOLDER
                                                                                                                  SERVICE FEE
                                                                      MINIMUM TOTAL        MINIMUM TOTAL       (AS A % OF AVERAGE
                                                                     FUND INVESTMENT       INVESTMENT(1)       DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
  FUNDS OFFERING     U.S. Core Fund                                        NA                $5 million               0.22%
  CLASS II SHARES    International Intrinsic Value Fund
                    --------------------------------------------------------------------------------------------------------------
                     Foreign Fund                                      $5 million              $[   ]                 0.22%
----------------------------------------------------------------------------------------------------------------------------------
                     U.S. Core Fund
                     International Intrinsic Value Fund                    NA               $35 million               0.15%
                     Global Growth Fund
                    --------------------------------------------------------------------------------------------------------------
                     Foreign Fund                                      $35 million             $[   ]                 0.15%
                    --------------------------------------------------------------------------------------------------------------
                     Asset Allocation Funds (except U.S. Sector
  FUNDS OFFERING     Fund)                                                 NA                $5 million               0.00%(2)
 CLASS III SHARES    Emerging Country Debt Share Fund
                    --------------------------------------------------------------------------------------------------------------
                     U.S. Sector Fund
                     Alpha Only Fund
                     Currency Hedged International Equity Fund
                     Core Plus Bond Fund                                   NA                $5 million               0.15%(3)
                     International Bond Fund
                     Currency Hedged International Bond Fund
                     Global Bond Fund
                    --------------------------------------------------------------------------------------------------------------
                     Foreign Small Companies Fund                      $5 million                NA                   0.15%
                    --------------------------------------------------------------------------------------------------------------
                     All Other Funds                                       NA                $5 million               0.15%
----------------------------------------------------------------------------------------------------------------------------------


(1) The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.
(2) These Funds indirectly bear an additional Shareholder Service Fee by virtue of their investments in other GMO Funds.
(3) The Manager will reimburse these Funds for all Shareholder Service Fees borne by the Funds as a result of their investments in shares of other GMO Funds, so that the aggregate of direct and indirect Shareholder Service Fees borne by shareholders of each of the Funds will not exceed 0.15%.

MINIMUM INVESTMENT CRITERIA FOR CLASS IV, CLASS V, AND CLASS VI ELIGIBILITY


----------------------------------------------------------------------------------------------------------------------------------
                                                                                         MINIMUM TOTAL            SHAREHOLDER
                                                                                        INVESTMENT PLUS           SERVICE FEE
                                                                  MINIMUM TOTAL           MINIMUM FUND         (AS A % OF AVERAGE
                                                                 FUND INVESTMENT           INVESTMENT          DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
                     U.S. Core Fund
                     Tobacco-Free Core Fund
                     U.S. Quality Equity Fund                                          $250 million plus
                     Emerging Markets Fund                        $125 million        $35 million in Fund            0.105%
                     Intrinsic Value Fund
                     Global Growth Fund
                    --------------------------------------------------------------------------------------------------------------
  FUNDS OFFERING
  CLASS IV SHARES    Foreign Small Companies Fund                 $125 million                 NA                     0.10%
                    --------------------------------------------------------------------------------------------------------------
                                                                                       $250 million plus
                     Emerging Country Debt Fund                   $125 million        $35 million in Fund             0.10%
                    --------------------------------------------------------------------------------------------------------------
                     International Intrinsic Value Fund                                $250 million plus
                     International Disciplined Equity Fund        $125 million        $35 million in Fund             0.09%
                    --------------------------------------------------------------------------------------------------------------
                     Foreign Fund                                 $250 million               $[   ]                   0.09%
----------------------------------------------------------------------------------------------------------------------------------
  FUNDS OFFERING     U.S. Core Fund                               $350 million         $750 million plus             0.085%
  CLASS V SHARES                                                                      $35 million in Fund
                    --------------------------------------------------------------------------------------------------------------
                                                                                       $500 million plus
                     Emerging Markets Fund                        $250 million        $35 million in Fund            0.085%
----------------------------------------------------------------------------------------------------------------------------------
  FUNDS OFFERING     U.S. Core Fund                               $500 million          $1 billion plus              0.055%
  CLASS VI SHARES                                                                     $35 million in Fund
                    --------------------------------------------------------------------------------------------------------------
                                                                                       $750 million plus
                     Emerging Markets Fund                        $300 million        $35 million in Fund            0.055%
----------------------------------------------------------------------------------------------------------------------------------



     Eligibility to purchase different classes of Fund shares depends on the client's meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in a particular Fund, or (ii) the minimum "Total Investment" set forth in the above table, calculated as described below; provided that clients who qualify for Class IV, Class V, and Class VI Shares of a particular Fund as a result of satisfying the minimum Total Investment requirements for the class must also make a minimum investment in the Fund, as set forth in the above table.


DETERMINATION OF TOTAL INVESTMENT


     A client's Total Investment (other than in connection with the Total Investment required to purchase shares of Foreign Fund) equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment, (2) at close of business on the last business day of each calendar quarter, or (3) at other times as determined by the Manager (each, a "Determination Date"). A client's Total Investment required to purchase shares of Foreign Fund equals the market value of all of the client's assets invested in the International Active Division's EAFE strategy on a Determination Date.



     For any Fund, GMO may permit a client to undertake in writing to meet the applicable Total Fund Investment or Total Investment over a period not to exceed 12 months. If the client's goal is not met by the time specified in the letter (Commitment Date), the client will be converted on the next Determination Date to the class of shares for which the client satisfied all minimum investment requirements as of the Commitment Date.


     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible for conversion to Class II Shares indefinitely.

You should note:


     - No minimum additional investment is required to purchase additional shares of a Fund for any class of shares.



     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility. See the SAI for a discussion of factors the Manager considers relevant when making aggregation determinations.


     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

     - The Trust may waive eligibility requirements for certain accounts or special situations (e.g., certain Asset Allocation Funds generally invest in the least expensive class then being offered by other GMO Funds).

     - All investments by defined contribution plans through an intermediary are invested in Class III Shares.

CONVERSIONS BETWEEN CLASSES

     Each client's Total Fund Investment and Total Investment are determined by GMO on each Determination Date. Based on this determination, and subject to the following, each client's shares of a Fund identified for conversion will be converted to the class of shares of that Fund with the lowest Shareholder Service Fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). With respect to any Fund:

     - To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower Shareholder Service Fee than the class held by the client on the Determination Date, the client's shares identified for conversion will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.


     - To the extent a client no longer satisfies all minimum investment requirements for the class of shares held by the client on the last Determination Date of a calendar year, the Trust will convert the client's shares to the class that is then being offered bearing the lowest Shareholder Service Fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher Shareholder Service Fee than the class then held by the client). To the extent the client no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Trust will convert the client's shares to the class of that Fund then being offered bearing the highest Shareholder Service Fee. Notwithstanding the foregoing, a client's shares will not be converted to a class of shares bearing a higher Shareholder Service Fee without at least 15 calendar days' prior notice by the Trust so that the client has a reasonable opportunity, by making an additional investment, to remain eligible for the client's current class of shares. If the client is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the client will remain in the class of shares then held by the client. Any conversion of a client's shares to a class of shares bearing a higher Shareholder Service Fee will occur within 60 calendar days following the last Determination Date of a calendar year.



     The Trust has been advised by counsel that, for tax purposes, the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.


                            DISTRIBUTIONS AND TAXES

     The policy of each U.S. Equity Fund (except for the Real Estate Fund), the Short-Duration Investment Fund, and the Domestic Bond Fund is to declare and pay distributions of its net income quarterly. The policy of each other Fund is to declare and pay distributions of its net income semi-annually. Each Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions are paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the purchase order form, by writing to the Trust, or by notifying their broker or agent.

It is important for you to note:


     - For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less are taxable to shareholders as ordinary income.



     - For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fixed Income Funds (except Alpha Only Fund) do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.



     - Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

     - Distributions by a Fund are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly such income or gains were included in the price the shareholder paid for the Fund's shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from a shareholder's sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as capital gain.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. The foreign withholding tax rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed and mortgage-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation-indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - A Fund's use of derivatives and securities lending may increase the amount of taxes payable by its shareholders.


     - A Fund's investment in other series of the GMO Trust, including the Alternative Asset Opportunity Fund, Emerging Country Debt Fund, Short-Duration Collateral Fund, and World Opportunity Overlay Fund or other regulated investment companies could affect the amount, timing and character of distributions. See "Taxes" in the SAI for more information.



     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisers about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax).



     For information on how you may be affected by the American Jobs Creation Act of 2004, including new rules for Fund distributions of gain attributable to "U.S. real property interests," see the SAI.

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.

U.S. EQUITY FUNDS
-------------------------

U.S. CORE FUND


                                                                                   CLASS II SHARES
                                                               -------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                               -------------------------------------------------------
                                                                 2005       2004       2003       2002          2001
                                                               --------   --------   --------   --------      --------
Net asset value, beginning of period........................              $   9.97   $  12.89   $  13.94      $  16.62
                                                               --------   --------   --------   --------      --------
Income from investment operations:
  Net investment income+....................................                  0.15       0.14       0.17          0.20
  Net realized and unrealized gain (loss)...................                  3.54      (2.91)     (1.04)         0.03*
                                                               --------   --------   --------   --------      --------
    Total from investment operations........................                  3.69      (2.77)     (0.87)         0.23
                                                               --------   --------   --------   --------      --------
Less distributions to shareholders:
  From net investment income................................                 (0.15)     (0.15)     (0.17)        (0.18)
  From net realized gains...................................                    --         --      (0.01)        (2.73)
                                                               --------   --------   --------   --------      --------
    Total distributions.....................................                 (0.15)     (0.15)     (0.18)        (2.91)
                                                               --------   --------   --------   --------      --------
Net asset value, end of period..............................              $  13.51   $   9.97   $  12.89      $  13.94
                                                               ========   ========   ========   ========      ========
Total Return(a).............................................                 37.26%    (21.63)%    (6.29)%        0.75%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $552,424   $241,431   $176,456      $114,454
  Net expenses to average daily net assets..................                  0.55%      0.55%      0.55%         0.55%
  Net investment income to average daily net assets.........                  1.22%      1.30%      1.27%         1.21%
  Portfolio turnover rate...................................                    57%        74%        69%           81%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.03%      0.03%      0.02%         0.02%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+   Computed using average shares outstanding throughout the period.
++  Not Annualized.
+++ Annualized.

TOBACCO-FREE CORE FUND

                                                  CLASS III SHARES                            CLASS IV SHARES
                                ----------------------------------------------------   ------------------------------

                                             YEAR ENDED FEBRUARY 28/29,                  YEAR ENDED FEBRUARY 28/29,
                                ----------------------------------------------------   ------------------------------
                                  2005       2004       2003       2002       2001       2005       2004       2003
                                --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period......................             $   8.69   $  11.23   $  12.29   $  14.35              $   8.69   $  11.23
                                --------   --------   --------   --------   --------   --------   --------   --------
Income from investment
  operations:
  Net investment income.......                 0.13+      0.12+      0.15+      0.17+                 0.13+      0.13+
  Net realized and unrealized
    gain (loss)...............                 3.07      (2.55)     (1.07)     (0.20)                 3.07      (2.55)
                                --------   --------   --------   --------   --------   --------   --------   --------
    Total from investment
      operations..............                 3.20      (2.43)     (0.92)     (0.03)++               3.20      (2.42)
                                --------   --------   --------   --------   --------   --------   --------   --------
Less distributions to
  shareholders:
  From net investment
    income....................                (0.13)     (0.11)     (0.14)     (0.19)                (0.13)     (0.12)
  From net realized gains.....                --         --         --         (1.84)                --         --
                                --------   --------   --------   --------   --------   --------   --------   --------
    Total distributions.......                (0.13)     (0.11)     (0.14)     (2.03)                (0.13)     (0.12)
                                --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of
  period......................             $  11.76   $   8.69   $  11.23   $  12.29              $  11.76   $   8.69
                                ========   ========   ========   ========   ========   ========   ========   ========
Total Return(a)...............                37.06%   (21.69)%     (7.53)%    (0.83)%               37.12%    (21.65)%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................             $188,370   $163,025   $133,203   $260,432              $394,454   $308,001
  Net expenses to average
    daily net assets..........                 0.48%      0.48%      0.48%      0.48%                 0.44%      0.44%
  Net investment income to
    average daily net
    assets....................                 1.26%      1.26%      1.24%      1.20%                 1.31%      1.35%
  Portfolio turnover rate.....                   63%        62%        85%        82%                   63%        62%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets..........                 0.04%      0.04%      0.03%      0.05%                 0.04%      0.04%

                                 CLASS IV SHARES
                                -----------------
                                   PERIOD FROM
                                  JULY 2, 2001
                                  (COMMENCEMENT
                                OF OPERATIONS) TO
                                FEBRUARY 28, 2002
                                -----------------
Net asset value, beginning of
  period......................      $  12.32
                                    --------
Income from investment
  operations:
  Net investment income.......          0.10+
  Net realized and unrealized
    gain (loss)...............         (1.08)
                                    --------
    Total from investment
      operations..............         (0.98)
                                    --------
Less distributions to
  shareholders:
  From net investment
    income....................         (0.11)
  From net realized gains.....       --
                                    --------
    Total distributions.......         (0.11)
                                    --------
Net asset value, end of
  period......................      $  11.23
                                    ========
Total Return(a)...............         (8.00)%**
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................      $248,095
  Net expenses to average
    daily net assets..........          0.44%*
  Net investment income to
    average daily net
    assets....................          1.37%*
  Portfolio turnover rate.....            85%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets..........          0.04%*


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+  Computed using average shares outstanding throughout the period.
++ The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
*  Annualized.
** Not annualized.

                               CLASS III SHARES                                            CLASS IV SHARES
    -----------------------------------------------------------------------      ------------------------------------

                          YEAR ENDED FEBRUARY 28/29,                                  YEAR ENDED FEBRUARY 28/29,
    -----------------------------------------------------------------------      ------------------------------------
       2005         2004            2003            2002            2001           2005       2004          2003
    ----------   ----------      ----------      ----------      ----------      --------   --------      --------
                 $     9.98      $    12.90      $    13.95      $    16.63                 $   9.97      $  12.89
    ----------   ----------      ----------      ----------      ----------      --------   --------      --------
                       0.16            0.15            0.18            0.20                     0.16          0.16
                       3.56           (2.92)          (1.05)           0.04*                    3.55         (2.92)
    ----------   ----------      ----------      ----------      ----------      --------   --------      --------
                       3.72           (2.77)          (0.87)           0.24                     3.71         (2.76)
    ----------   ----------      ----------      ----------      ----------      --------   --------      --------
                      (0.16)          (0.15)          (0.17)          (0.19)                   (0.16)        (0.16)
                     --              --               (0.01)          (2.73)                   --            --
    ----------   ----------      ----------      ----------      ----------      --------   --------      --------
                      (0.16)          (0.15)          (0.18)          (2.92)                   (0.16)        (0.16)
    ----------   ----------      ----------      ----------      ----------      --------   --------      --------
                 $    13.54      $     9.98      $    12.90      $    13.95                 $  13.52      $   9.97
    ==========   ==========      ==========      ==========      ==========      ========   ========      ========
                      37.50%         (21.59)%         (6.23)%          0.83%                   37.50%       (21.55)%
                 $1,517,458      $1,141,725      $1,321,634      $1,532,124                 $709,525      $463,254
                       0.48%           0.48%           0.48%           0.48%                    0.44%         0.44%
                       1.32%           1.34%           1.33%           1.27%                    1.36%         1.39%
                         57%             74%             69%             81%                      57%           74%
                       0.03%           0.03%           0.02%           0.02%                    0.03%         0.03%

           CLASS IV SHARES                                  CLASS V SHARES                                  CLASS VI SHARES
      --------------------------      -----------------------------------------------------------   -------------------------------
                                                                                   PERIOD FROM                       PERIOD FROM
                                                   YEAR ENDED                     JULY 2, 2001                      JUNE 30, 2003
      YEAR ENDED FEBRUARY 28/29,                FEBRUARY 28/29,                 (COMMENCEMENT OF                  (COMMENCEMENT OF
      --------------------------      ------------------------------------       OPERATIONS) TO                    OPERATIONS) TO
         2002            2001           2005          2004          2003        FEBRUARY 28, 2002     2005        FEBRUARY 29, 2004
      ----------      ----------      --------      --------      --------      -----------------   --------      -----------------
      $    13.94      $    16.62                    $   9.96      $  12.88          $  14.00                          $  11.54
      ----------      ----------      --------      --------      --------          --------        --------          --------
            0.18            0.21                        0.16          0.16              0.13                              0.10
           (1.04)           0.04*                       3.55         (2.92)            (1.10)                             2.01
      ----------      ----------      --------      --------      --------          --------        --------          --------
           (0.86)           0.25                        3.71         (2.76)            (0.97)                             2.11
      ----------      ----------      --------      --------      --------          --------        --------          --------
           (0.18)          (0.20)                      (0.16)        (0.16)            (0.14)                            (0.13)
           (0.01)          (2.73)                      --            --                (0.01)                               --
      ----------      ----------      --------      --------      --------          --------        --------          --------
           (0.19)          (2.93)                      (0.16)        (0.16)            (0.15)                            (0.13)
      ----------      ----------      --------      --------      --------          --------        --------          --------
      $    12.89      $    13.94                    $  13.51      $   9.96          $  12.88                          $  13.52
      ==========      ==========      ========      ========      ========          ========        ========          ========
           (6.20)%          0.92%                      37.55%       (21.55)%           (6.96)%++                         18.41%++
      $  744,813      $1,287,842                    $448,352      $426,703          $445,738                          $542.274
            0.44%           0.44%                       0.42%         0.42%             0.42%+++                          0.39%++
            1.36%           1.31%                       1.40%         1.41%             1.46%+++                          1.17%++
              69%             81%                         57%           74%               69%                               57%
            0.02%           0.02%                       0.03%         0.03%             0.02%+++                          0.03%++

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. QUALITY EQUITY FUND


                                      CLASS III SHARES                 CLASS IV SHARES
                                -----------------------------   -----------------------------
                                              PERIOD FROM                     PERIOD FROM
                                           FEBRUARY 6, 2004                FEBRUARY 6, 2004
                                           (COMMENCEMENT OF                (COMMENCEMENT OF
                                          OPERATIONS) THROUGH             OPERATIONS) THROUGH
                                 2005      FEBRUARY 29, 2004     2005      FEBRUARY 29, 2004
                                -------   -------------------   -------   -------------------
Net asset value, beginning of
  period......................                  $ 20.00                        $  20.00
                                -------         -------         -------        --------
Income from investment
  operations:
  Net investment income.......                     0.01+                           0.01+
  Net realized and unrealized
    gain (loss)...............                    (0.08)                          (0.08)
                                -------         -------         -------        --------
    Total from investment
     operations...............                    (0.07)                          (0.07)
                                -------         -------         -------        --------
Net asset value, end of
  period......................                  $ 19.93                        $  19.93
                                =======         =======         =======        ========
Total Return(a)...............                    (0.35%)**                       (0.35%)**
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................                  $18,966                        $137,835
  Net expenses to average
    daily net assets..........                     0.47%*                          0.44%*
  Net investment income to
    average daily net
    assets....................                     1.22%*                          0.99%*
  Portfolio turnover rate.....                        2%**                            2%**
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets..........                     1.59%*                          1.59%*


*  Annualized.
** Not annualized.
+  Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND


                                                            CLASS III SHARES
                                         ------------------------------------------------------
                                                       YEAR ENDED FEBRUARY 28/29,
                                         ------------------------------------------------------
                                          2005       2004        2003        2002        2001
                                         -------    -------    --------    --------    --------
Net asset value, beginning of period...             $  6.73    $   8.82    $   9.57    $   7.98
                                         -------    -------    --------    --------    --------
Income from investment operations:
  Net investment income................                0.13        0.14        0.18        0.18
  Net realized and unrealized gain
    (loss).............................                2.59       (2.10)      (0.51)       2.32
                                         -------    -------    --------    --------    --------
    Total from investment operations...                2.72       (1.96)      (0.33)       2.50
                                         -------    -------    --------    --------    --------
Less distributions to shareholders:
  From net investment income...........               (0.17)      (0.13)      (0.17)      (0.18)
  From net realized gains..............               --          --          (0.25)      (0.73)
                                         -------    -------    --------    --------    --------
    Total distributions................               (0.17)      (0.13)      (0.42)      (0.91)
                                         -------    -------    --------    --------    --------
Net asset value, end of period.........             $  9.28    $   6.73    $   8.82    $   9.57
                                         =======    =======    ========    ========    ========
Total Return(a)........................               40.69%     (22.29)%     (3.64)%     32.72%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....             $46,904    $163,463    $232,289    $247,971
  Net expenses to average daily net
    assets.............................                0.61%       0.61%       0.61%       0.61%
  Net investment income to average
    daily net assets...................                1.74%       1.79%       1.89%       1.99%
  Portfolio turnover rate..............                 127%        100%         95%        102%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets.............................                0.20%       0.07%       0.06%       0.05%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

INTRINSIC VALUE FUND


                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2005       2004       2003       2002       2001
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................             $  8.05    $ 10.73    $ 10.84    $  8.79
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income.....................................                0.17+      0.15+      0.18+      0.20
  Net realized and unrealized gain (loss)...................                3.31      (2.36)      0.05       2.06
                                                              -------    -------    -------    -------    -------
        Total from investment operations....................                3.48      (2.21)      0.23       2.26
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................               (0.17)     (0.15)     (0.20)     (0.14)
  From net realized gains...................................                  --      (0.32)     (0.14)     (0.07)
                                                              -------    -------    -------    -------    -------
        Total distributions.................................               (0.17)     (0.47)     (0.34)     (0.21)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................             $ 11.36    $  8.05    $ 10.73    $ 10.84
                                                              =======    =======    =======    =======    =======
Total Return(a).............................................               43.68%    (21.05)%     2.16%     26.00%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $71,931    $61,923    $97,622    $50,864
  Net expenses to average daily net assets..................                0.48%      0.48%      0.48%      0.48%
  Net investment income to average daily net assets.........                1.77%      1.56%      1.67%      2.04%
  Portfolio turnover rate...................................                  65%       114%        61%        89%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                0.14%      0.15%      0.09%      0.17%


(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
** Annualized.
+  Computed using average shares outstanding throughout the period.
++ Not annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND


                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2005         2004         2003         2002        2001*
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................               $  14.29     $  18.23     $  21.19     $  54.45
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................                   0.10         0.10         0.10         0.14
  Net realized and unrealized gain (loss)...................                   5.14        (3.94)       (2.97)      (10.78)
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................                   5.24        (3.84)       (2.87)      (10.64)
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................                  (0.14)       (0.10)       (0.09)       (0.15)
  From net realized gains...................................                  (0.36)       --           --          (22.47)
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................                  (0.50)       (0.10)       (0.09)      (22.62)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................               $  19.03     $  14.29     $  18.23     $  21.19
                                                              ========     ========     ========     ========     ========
Total Return(a).............................................                  36.93%      (21.13)%     (13.57)%     (25.76)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $437,200     $302,051     $116,306     $114,988
  Net expenses to average daily net assets..................                   0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........                   0.62%        0.72%        0.54%        0.27%
  Portfolio turnover rate...................................                     97%          72%         101%         111%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                   0.05%        0.09%        0.07%        0.07%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.

SMALL CAP VALUE FUND


                                                                    CLASS III SHARES
                                              ------------------------------------------------------------
                                                               YEAR ENDED FEBRUARY 28/29,
                                              ------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........               $   9.81     $  14.91     $  13.86     $  12.41
                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................                   0.17         0.18         0.23         0.23
  Net realized and unrealized gain (loss)...                   5.78        (2.74)        1.58         2.38
                                              --------     --------     --------     --------     --------
    Total from investment operations........                   5.95        (2.56)        1.81         2.61
                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................                  (0.15)       (0.17)       (0.21)       (0.20)
  From net realized gains...................                  (0.10)       (2.37)       (0.55)       (0.96)
                                              --------     --------     --------     --------     --------
    Total distributions.....................                  (0.25)       (2.54)       (0.76)       (1.16)
                                              --------     --------     --------     --------     --------
Net asset value, end of period..............               $  15.51     $   9.81     $  14.91     $  13.86
                                              ========     ========     ========     ========     ========
Total Return(a).............................                  61.14%      (18.58)%      13.39%       22.14%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........               $179,268     $146,915     $313,596     $305,178
  Net expenses to average daily net
    assets..................................                   0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net
    assets..................................                   1.21%        1.21%        1.60%        1.73%
  Portfolio turnover rate...................                     86%          69%          59%         111%
  Fees and expenses reimbursed by the
    Manager to average daily net assets.....                   0.08%        0.08%        0.04%        0.06%
  Purchase and redemption fees consisted of
    the following per share amounts:(b).....               $   0.04     $   0.08     $   0.01     $   0.03


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SMALL CAP GROWTH FUND


                                                                                CLASS III SHARES
                                                              ----------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------
                                                               2005       2004       2003       2002       2001++
                                                              -------    -------    -------    -------    --------
Net asset value, beginning of period........................             $ 13.52    $ 16.48    $ 19.08    $ 168.70
                                                              -------    -------    -------    -------    --------
Income from investment operations:
  Net investment income.....................................                  --(c)+   (0.01)+    0.01+      (0.04)
  Net realized and unrealized gain (loss)...................                8.28      (2.95)     (1.12)     (37.26)
                                                              -------    -------    -------    -------    --------
    Total from investment operations........................                8.28      (2.96)     (1.11)     (37.30)
                                                              -------    -------    -------    -------    --------
Less distributions to shareholders:
  From net investment income................................               (0.02)     --         --          --
  From net realized gains...................................               --         --         (1.49)    (112.32)
                                                              -------    -------    -------    -------    --------
    Total distributions.....................................               (0.02)     --         (1.49)    (112.32)
                                                              -------    -------    -------    -------    --------
Net asset value, end of period..............................             $ 21.78    $ 13.52    $ 16.48    $  19.08
                                                              =======    =======    =======    =======    ========
Total Return(a).............................................               61.22%    (17.96)%    (6.36)%    (33.14)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $41,662    $17,669    $17,049    $ 19,957
  Net expenses to average daily net assets..................                0.48%      0.49%      0.48%       0.48%
  Net investment income (loss) to average daily net
    assets..................................................                0.02%     (0.06)%     0.07%      (0.09)%
  Portfolio turnover rate...................................                  97%       116%       118%        147%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                0.24%      0.37%      0.33%       0.19%
  Purchases and redemption fees consisted of the following
    per share amounts:(b)...................................             $  0.06    $  0.03    $  0.02    $   0.87


(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees, which are borne by the shareholders.
(b)Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c)Net investment income was less than $0.01.
+  Calculated using average shares outstanding throughout the period.
++ Amounts were adjusted to reflect a 1:10 reverse stock split effective
   December 11, 2000.

REAL ESTATE FUND*


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2005        2004        2003        2002        2001
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period........................              $  10.49    $  11.17    $  10.31    $   8.26
                                                              --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................................                  0.58+       0.50+       0.56+       0.60
  Net realized and unrealized gain (loss)...................                  4.01       (0.71)       0.84        1.92
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................                  4.59       (0.21)       1.40        2.52
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................                 (0.43)      (0.47)      (0.54)      (0.47)
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................                 (0.43)      (0.47)      (0.54)      (0.47)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................              $  14.65    $  10.49    $  11.17    $  10.31
                                                              ========    ========    ========    ========    ========
Total Return(a).............................................                 44.56%      (2.16)%     13.73%      30.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $191,458    $142,256    $192,606    $133,420
  Net expenses to average daily net assets..................                  0.52%       0.69%       0.69%       0.69%
  Net investment income to average daily net assets.........                  4.61%       4.47%       5.18%       5.85%
  Portfolio turnover rate...................................                    56%         61%          6%         11%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.24%       0.04%       0.05%       0.05%


(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+  Computed using average shares outstanding throughout the period.
* Effective June 30, 2002, the "GMO REIT Fund" was renamed the "GMO Real Estate Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

TAX-MANAGED U.S. EQUITIES FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2005         2004         2003         2002         2001
                                                              -------      -------      -------      -------      -------
Net asset value, beginning of period........................               $  8.62      $ 11.24      $ 12.08      $ 12.64
                                                              -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income.....................................                  0.14+        0.14+        0.16+        0.15+
  Net realized and unrealized gain (loss)...................                  2.96        (2.64)       (0.86)       (0.57)
                                                              -------      -------      -------      -------      -------
    Total from investment operations........................                  3.10        (2.50)       (0.70)       (0.42)
                                                              -------      -------      -------      -------      -------
Less distributions to shareholders:
  From net investment income................................                 (0.14)       (0.12)       (0.14)       (0.14)
                                                              -------      -------      -------      -------      -------
    Total distributions.....................................                 (0.14)       (0.12)       (0.14)       (0.14)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................               $ 11.58      $  8.62      $ 11.24      $ 12.08
                                                              =======      =======      =======      =======      =======
Total Return(a).............................................                 36.21%      (22.33)%      (5.78)%      (3.44)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $62,027      $40,347      $27,495      $11,418
  Net expenses to average daily net assets..................                  0.48%        0.49%        0.48%        0.48%
  Net investment income to average daily net assets.........                  1.34%        1.41%        1.36%        1.18%
  Portfolio turnover rate...................................                    70%          63%          45%         161%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.13%        0.16%        0.36%        0.54%


(a)The total returns would have been lower had certain expenses not been reimbursed during the period shown.
+  Computed using average shares outstanding throughout the period.

TAX-MANAGED SMALL COMPANIES FUND


                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------
                                                               2005       2004       2003       2002      2001
                                                              -------    -------    -------    -------   -------
Net asset value, beginning of period........................             $  9.66    $ 11.76    $ 10.54   $  9.52
                                                              -------    -------    -------    -------   -------
Income from investment operations:
  Net investment income.....................................                0.08       0.11       0.15      0.12
  Net realized and unrealized gain (loss)...................                5.14      (2.10)      1.23      1.02
                                                              -------    -------    -------    -------   -------
    Total from investment operations........................                5.22      (1.99)      1.38      1.14
                                                              -------    -------    -------    -------   -------
Less distributions to shareholders:
  From net investment income................................               (0.08)     (0.11)     (0.16)    (0.12)
                                                              -------    -------    -------    -------   -------
    Total distributions.....................................               (0.08)     (0.11)     (0.16)    (0.12)
                                                              -------    -------    -------    -------   -------
Net asset value, end of period..............................             $ 14.80    $  9.66    $ 11.76   $ 10.54
                                                              =======    =======    =======    =======   =======
Total Return(a).............................................               54.21%    (17.00)%    13.25%    12.12%
  Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $24,529    $20,723    $37,544   $41,042
  Net expenses to average daily net assets..................                0.70%      0.71%      0.70%     0.70%
  Net investment income to average daily net assets.........                0.62%      0.90%      1.30%     1.25%
  Portfolio turnover rate...................................                  66%        55%        65%      131%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                0.31%      0.18%      0.20%     0.17%
  Purchase premiums consisted of the following per share
    amounts:(b).............................................                  --    $  0.01         --(c) $  0.01


(a)The total returns would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums.
(b)Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c)Purchase premiums were less than $0.01 per share.
** Annualized.
++ Not annualized.

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS

INTERNATIONAL DISCIPLINED EQUITY FUND


                                                         CLASS III SHARES                                CLASS IV SHARES
                                     ---------------------------------------------------------   --------------------------------
                                                                       PERIOD FROM JANUARY 29,              PERIOD FROM JUNE 30,
                                       YEAR ENDED FEBRUARY 28/29,       2002 (COMMENCEMENT OF               2003 (COMMENCEMENT OF
                                     -------------------------------     OPERATIONS) THROUGH                 OPERATIONS) THROUGH
                                       2005        2004       2003        FEBRUARY 28, 2002        2005       FEBRUARY 29, 2004
                                     --------    --------    -------   -----------------------   --------   ---------------------
Net asset value, beginning of
  period...........................              $  18.04    $ 20.40           $ 20.00                             $ 21.08
                                     --------    --------    -------           -------           --------          -------
Income from investment operations:
  Net investment income+...........                  0.40       0.37              0.02                                0.16
  Net realized and unrealized gain
    (loss).........................                  8.81      (2.03)             0.38                                6.03
                                     --------    --------    -------           -------           --------          -------
    Total from investment
      operations...................                  9.21      (1.66)             0.40                                6.19
                                     --------    --------    -------           -------           --------          -------
Less distributions to shareholders:
  From net investment income.......                 (0.50)     (0.70)               --                               (0.52)
                                     --------    --------    -------           -------           --------          -------
    Total distributions............                 (0.50)     (0.70)               --                               (0.52)
                                     --------    --------    -------           -------           --------          -------
Net asset value, end of period.....              $  26.75    $ 18.04           $ 20.40                             $ 26.75
                                     ========    ========    =======           =======           ========          =======
Total Return(a)....................                 51.46%     (8.28)%            2.00%**                            29.71%**
Ratios/Supplemental Data:
  Net assets, end of
    period(000)'s..................              $201,333    $68,047           $47,081                             $24,134
  Net expenses to average daily net
    assets.........................                  0.55%      0.55%             0.55%*                              0.49%*
  Net investment income to average
    daily net assets...............                  1.77%      1.82%             1.56%*                              0.99%*
  Portfolio turnover rate..........                    43%        64%                0%**(b)                            43%***
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets.....................                  0.27%      0.39%             1.89%*                              0.26%*


*   Annualized.
**  Not annualized.
*** Calculation represents portfolio turnover of the Fund for the year ended
    February 29, 2004.
+   Computed using average shares outstanding throughout the period.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  Portfolio turnover rate was less than 1%.

INTERNATIONAL INTRINSIC VALUE FUND*

                                                          CLASS II SHARES                         CLASS III SHARES
                                      -------------------------------------------------------     ----------
                                                    YEAR ENDED FEBRUARY 28/29,                    YEAR ENDED FEBRUARY 28/29,
                                      -------------------------------------------------------     ----------
                                       2005        2004        2003        2002        2001          2005
                                      -------     -------     -------     -------     -------     ----------
Net asset value, beginning of
  period............................              $ 16.04     $ 17.41     $ 20.30     $ 20.85
                                      -------     -------     -------     -------     -------     ----------
Income (loss) from investment
  operations:
  Net investment income(b)..........                 0.44        0.37        0.28        0.40
  Net realized and unrealized gain
    (loss)..........................                 8.31       (1.05)      (2.44)       1.11
                                      -------     -------     -------     -------     -------     ----------
    Total from investment
      operations....................                 8.75       (0.68)      (2.16)       1.51
                                      -------     -------     -------     -------     -------     ----------
Less distributions to shareholders:
  From net investment income........                (0.61)      (0.69)      (0.73)      (0.22)
  From net realized gains...........                   --          --          --       (1.84)
                                      -------     -------     -------     -------     -------     ----------
    Total distributions.............                (0.61)      (0.69)      (0.73)      (2.06)
                                      -------     -------     -------     -------     -------     ----------
Net asset value, end of period......              $ 24.18     $ 16.04     $ 17.41     $ 20.30
                                      =======     =======     =======     =======     =======     ==========
Total Return(a).....................                54.99%      (4.11)%    (10.71)%      7.25%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).........................              $85,625     $67,896     $42,495     $15,284
  Net expenses to average daily net
    assets..........................                 0.76%       0.76%       0.76%       0.76%
  Net investment income to average
    daily net assets................                 2.15%       2.06%       1.56%       1.88%
  Portfolio turnover rate...........                   44%         51%         51%         31%
  Fees and expenses reimbursed by
    the Manager to average daily net
    assets..........................                 0.09%       0.10%       0.10%       0.08%

                                                      CLASS III SHARES
                                      -----------------------------------------------------
                                                 YEAR ENDED FEBRUARY 28/29,
                                      -----------------------------------------------------
                                         2004          2003          2002           2001
                                      ----------     --------     ----------     ----------
Net asset value, beginning of
  period............................  $    16.13     $  17.50     $    20.37     $    20.91
                                      ----------     --------     ----------     ----------
Income (loss) from investment
  operations:
  Net investment income(b)..........        0.45         0.40           0.44           0.44
  Net realized and unrealized gain
    (loss)..........................        8.36        (1.08)         (2.59)          1.09
                                      ----------     --------     ----------     ----------
    Total from investment
      operations....................        8.81        (0.68)         (2.15)          1.53
                                      ----------     --------     ----------     ----------
Less distributions to shareholders:
  From net investment income........       (0.62)       (0.69)         (0.72)         (0.23)
  From net realized gains...........          --           --             --          (1.84)
                                      ----------     --------     ----------     ----------
    Total distributions.............       (0.62)       (0.69)         (0.72)         (2.07)
                                      ----------     --------     ----------     ----------
Net asset value, end of period......  $    24.32     $  16.13     $    17.50     $    20.37
                                      ==========     ========     ==========     ==========
Total Return(a).....................       55.05%       (4.05)%       (10.60)%         7.32%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).........................  $1,350,850     $845,997     $1,053,104     $1,280,603
  Net expenses to average daily net
    assets..........................        0.69%        0.69%          0.69%          0.69%
  Net investment income to average
    daily net assets................        2.22%        2.26%          2.37%          2.07%
  Portfolio turnover rate...........          44%          51%            51%            31%
  Fees and expenses reimbursed by
    the Manager to average daily net
    assets..........................        0.09%        0.10%          0.10%          0.08%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.
* Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."

                                 CLASS IV SHARES
         ----------------------------------------------------------------
                            YEAR ENDED FEBRUARY 28/29,
         ----------------------------------------------------------------
           2005          2004          2003          2002          2001
         --------      --------      --------      --------      --------
                       $  16.12      $  17.50      $  20.37      $  20.90
         --------      --------      --------      --------      --------
                           0.43          0.38          0.36          0.50
                           8.39         (1.05)        (2.49)         1.05
         --------      --------      --------      --------      --------
                           8.82         (0.67)        (2.13)         1.55
         --------      --------      --------      --------      --------

                          (0.63)        (0.71)        (0.74)        (0.24)
                             --            --            --         (1.84)
         --------      --------      --------      --------      --------
                          (0.63)        (0.71)        (0.74)        (2.08)
         --------      --------      --------      --------      --------
                       $  24.31      $  16.12      $  17.50      $  20.37
         ========      ========      ========      ========      ========
                          55.15%        (4.02)%      (10.52)%        7.45%

                       $863,612      $334,240      $248,579      $155,558
                                         0.63%         0.63%         0.63%

                           2.08%         2.13%         1.97%         2.34%
                             44%           51%           51%           31%

                           0.09%         0.10%         0.10%         0.08%

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL GROWTH FUND


                                                                CLASS III SHARES
                                              ----------------------------------------------------
                                                           YEAR ENDED FEBRUARY 28/29,
                                              ----------------------------------------------------
                                                                                   PERIOD FROM
                                                                                NOVEMBER 30, 2001
                                                                                (COMMENCEMENT OF
                                                                               OPERATIONS) THROUGH
                                                2005       2004       2003      FEBRUARY 28, 2002
                                              --------   --------   --------   -------------------
Net asset value, beginning of period........             $  16.83   $  19.65         $ 20.00
                                              --------   --------   --------         -------
Income from investment operations:
  Net investment income(b)..................                 0.29       0.25            0.01
  Net realized and unrealized gain (loss)...                 6.81      (2.46)          (0.36)
                                              --------   --------   --------         -------
    Total from investment operations........                 7.10      (2.21)          (0.35)
                                              --------   --------   --------         -------
Less distributions to shareholders:
  From net investment income................                (0.26)     (0.61)             --
                                              --------   --------   --------         -------
    Total distributions.....................                (0.26)     (0.61)             --
                                              --------   --------   --------         -------
Net asset value, end of period..............             $  23.67   $  16.83         $ 19.65
                                              ========   ========   ========         =======
Total Return(a).............................                42.33%    (11.40)%         (1.75)%**
Ratios/Supplemental Data:
  Net assets, end of period(000)'s..........             $565,104   $178,804         $84,884
  Net expenses to average daily net
    assets..................................                 0.69%      0.69%           0.69%*
  Net investment income to average daily net
    assets..................................                 1.38%      1.32%           0.36%*
  Portfolio turnover rate...................                   63%        78%             15%
  Fees and expenses reimbursed by the
    Manager to average daily net assets.....                 0.16%      0.22%           0.65%*


*  Annualized.
** Not annualized.
(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Computed using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL EQUITY FUND*


                                                                                     CLASS III SHARES
                                                                 ---------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                                 ---------------------------------------------------------
                                                                   2005         2004        2003        2002        2001
                                                                 --------     --------     -------     -------     -------
Net asset value, beginning of period........................                  $   5.54     $  7.14     $  9.25     $ 10.04
                                                                 --------     --------     -------     -------     -------
Income from investment operations:
  Net investment income(d)..................................                      0.20(c)     0.22(c)     0.46(c)     0.23
  Net realized and unrealized gain (loss)...................                      1.59       (1.55)      (1.00)       1.34
                                                                 --------     --------     -------     -------     -------
    Total from investment operations........................                      1.79       (1.33)      (0.54)       1.57
                                                                 --------     --------     -------     -------     -------
Less distributions to shareholders:
  From net investment income................................                        --       (0.27)      (1.53)      (0.21)
  From net realized gains...................................                        --          --       (0.04)      (2.15)
                                                                 --------     --------     -------     -------     -------
    Total distributions.....................................                        --       (0.27)      (1.57)      (2.36)
                                                                 --------     --------     -------     -------     -------
Net asset value, end of period..............................                  $   7.33     $  5.54     $  7.14     $  9.25
                                                                 ========     ========     =======     =======     =======
Total Return(a).............................................                     32.31%     (19.53)%     (5.38)%     16.69%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                  $160,586     $28,923     $37,581     $49,332
  Net expenses to average daily net assets..................                      0.04%(b)    0.06%(b)    0.31%(b)    0.69%
  Net investment income to average daily net assets.........                      2.98%(c)    3.32%(c)    5.33%(c)    2.23%
  Portfolio turnover rate...................................                         5%         90%        120%         39%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                      0.87%       1.32%       0.79%       0.38%


(a) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(b) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying Funds.
(c) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying Funds in which the fund invests.
(d) Computed using average shares outstanding throughout the period.
* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND

                                                         CLASS II SHARES                            CLASS III SHARES
                                      ------------------------------------------------------    ------------------------
                                                    YEAR ENDED FEBRUARY 28/29,                  YEAR ENDED FEBRUARY 28/29,
                                      ------------------------------------------------------    ------------------------
                                        2005        2004        2003       2002       2001         2005          2004
                                      --------    --------    --------    -------    -------    ----------    ----------
Net asset value, beginning of
  period..........................                $   8.88    $   9.94    $ 11.21    $ 13.14                  $     8.90
                                      --------    --------    --------    -------    -------    ----------    ----------
Income from investment operations:
  Net investment income(b)........                    0.17        0.15       0.16       0.20                        0.19
  Net realized and unrealized gain
    (loss)........................                    4.46       (1.03)     (1.20)     (0.41)                       4.47
                                      --------    --------    --------    -------    -------    ----------    ----------
    Total from investment
      operations..................                    4.63       (0.88)     (1.04)     (0.21)                       4.66
                                      --------    --------    --------    -------    -------    ----------    ----------
Less distributions to
  shareholders:
  From net investment income......                   (0.22)      (0.18)     (0.11)     (0.29)                      (0.22)
  From net realized gains.........                      --          --      (0.12)     (1.43)                         --
                                      --------    --------    --------    -------    -------    ----------    ----------
    Total distributions...........                   (0.22)      (0.18)     (0.23)     (1.72)                      (0.22)
                                      --------    --------    --------    -------    -------    ----------    ----------
Net asset value, end of period....                $  13.29    $   8.88    $  9.94    $ 11.21                  $    13.34
                                      ========    ========    ========    =======    =======    ==========    ==========
Total Return(a)...................                   52.49%      (9.00)%    (9.37)%    (1.84)%                     52.76%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).......................                $781,448    $305,423    $100,127   $61,681                  $2,260,046
  Net expenses to average daily
    net assets....................                    0.82%       0.82%      0.82%      0.82%                       0.75%
  Net investment income to average
    daily net assets..............                    1.47%       1.54%      1.56%      1.63%                       1.67%
  Portfolio turnover rate.........                      25%         22%        22%        38%                         25%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets....................                    0.08%       0.09%      0.09%      0.09%                       0.08%

                                               CLASS III SHARES
                                    --------------------------------------
                                        YEAR ENDED FEBRUARY 28/29,
                                    --------------------------------------
                                       2003          2002          2001
                                    ----------    ----------    ----------
Net asset value, beginning of
  period..........................  $     9.95    $    11.22    $    13.16
                                    ----------    ----------    ----------
Income from investment operations:
  Net investment income(b)........        0.17          0.19          0.21
  Net realized and unrealized gain
    (loss)........................       (1.04)        (1.23)        (0.43)
                                    ----------    ----------    ----------
    Total from investment
      operations..................       (0.87)        (1.04)        (0.22)
                                    ----------    ----------    ----------
Less distributions to
  shareholders:
  From net investment income......       (0.18)        (0.11)        (0.29)
  From net realized gains.........          --         (0.12)        (1.43)
                                    ----------    ----------    ----------
    Total distributions...........       (0.18)        (0.23)        (1.72)
                                    ----------    ----------    ----------
Net asset value, end of period....  $     8.90    $     9.95    $    11.22
                                    ==========    ==========    ==========
Total Return(a)...................       (8.89)%       (9.33)%       (1.85)%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).......................  $1,241,562    $1,049,456    $1,019,541
  Net expenses to average daily
    net assets....................        0.75%         0.75%         0.75%
  Net investment income to average
    daily net assets..............        1.77%         1.88%         1.71%
  Portfolio turnover rate.........          22%           22%           38%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets....................        0.09%         0.09%         0.09%


(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

                              CLASS IV SHARES
        ------------------------------------------------------------
                         YEAR ENDED FEBRUARY 28/29,
        ------------------------------------------------------------
          2005         2004         2003         2002         2001
        --------     --------     --------     --------     --------
                     $   8.90     $   9.96     $  11.22     $  13.16
        --------     --------     --------     --------     --------
                         0.19         0.18         0.20         0.22
                         4.48        (1.05)       (1.22)       (0.43)
        --------     --------     --------     --------     --------
                         4.67        (0.87)       (1.02)       (0.21)
        --------     --------     --------     --------     --------
                        (0.23)       (0.19)       (0.12)       (0.30)
                           --           --        (0.12)       (1.43)
        --------     --------     --------     --------     --------
                        (0.23)       (0.19)       (0.24)       (1.73)
        --------     --------     --------     --------     --------
                     $  13.34     $   8.90     $   9.96     $  11.22
        ========     ========     ========     ========     ========
                        52.84%       (8.92)%      (9.19)%      (1.79)%
                     $923,221     $207,858     $134,357     $144,425
                         0.70%        0.69%        0.69%        0.69%
                         1.65%        1.79%        1.97%        1.77%
                           25%          22%          22%          38%
                             %
                         0.09         0.09%        0.09%        0.09%

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN SMALL COMPANIES FUND+

                                                                    CLASS III SHARES
                                    --------------------------------------------------------------------------------
                                                               YEAR ENDED FEBRUARY 28/29,
                                    --------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                     JUNE 30, 2000
                                                                                                   (COMMENCEMENT OF
                                                                                                    OPERATIONS) TO
                                      2005            2004            2003            2002         FEBRUARY 28, 2001
                                    --------        --------        --------        --------       -----------------
Net asset value, beginning of
  period..........................                  $   9.13        $   9.59        $   9.68            $ 10.00
                                    --------        --------        --------        --------            -------
Income from investment operations:
  Net investment income...........                      0.20(e)         0.16(e)         0.15               0.06
  Net realized and unrealized gain
    (loss)........................                      5.77           (0.51)(b)        0.00(b)(c)        (0.33)(b)
                                    --------        --------        --------        --------            -------
    Total from investment
      operations..................                      5.97           (0.35)           0.15              (0.27)
                                    --------        --------        --------        --------            -------
Less distributions to
  shareholders:
  From net investment income......                     (0.31)          (0.11)          (0.24)             (0.05)
                                    --------        --------        --------        --------            -------
    Total distributions...........                     (0.31)          (0.11)          (0.24)             (0.05)
                                    --------        --------        --------        --------            -------
Net asset value, end of period....                  $  14.79        $   9.13        $   9.59            $  9.68
                                    ========        ========        ========        ========            =======
Total Return(a)...................                     65.76%          (3.64)%          1.59%             (2.64)%**
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).......................                  $480,966        $275,739        $149,566            $61,244
  Net expenses to average daily
    net assets....................                      0.85%           0.85%           0.86%(d)           0.85%*
  Net investment income to average
    daily net assets..............                      1.71%           1.59%           1.48%              1.08%*
  Portfolio turnover rate.........                        31%             24%             17%                16%**
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets....................                      0.11%           0.15%           0.26%           $  0.43%*

                                                     CLASS IV SHARES
                                    -------------------------------------------------

                                                                    THE PERIOD FROM
                                                                     JUNE 14, 2002
                                                                   (COMMENCEMENT OF
                                                                  OPERATIONS) THROUGH
                                      2005           2004          FEBRUARY 28, 2003
                                    --------       --------       -------------------
Net asset value, beginning of
  period..........................                 $   9.13            $  10.60
                                    --------       --------            --------
Income from investment operations:
  Net investment income...........                     0.21(e)             0.08(e)
  Net realized and unrealized gain
    (loss)........................                     5.77               (1.43)
                                    --------       --------            --------
    Total from investment
      operations..................                     5.98               (1.35)
                                    --------       --------            --------
Less distributions to
  shareholders:
  From net investment income......                    (0.31)              (0.12)
                                    --------       --------            --------
    Total distributions...........                    (0.31)              (0.12)
                                    --------       --------            --------
Net asset value, end of period....                 $  14.80            $   9.13
                                    ========       ========            ========
Total Return(a)...................                    65.92%            (12.76)%**
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).......................                 $333,731            $202,319
  Net expenses to average daily
    net assets....................                     0.80%               0.80%*
  Net investment income to average
    daily net assets..............                     1.78%               1.13%*
  Portfolio turnover rate.........                       31%                 24%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets....................                     0.11%               0.14%*


  *  Annualized.
 **  Not annualized.
(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchase and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)  Net realized and unrealized loss was less than $0.01 per share.
(d)  Includes transfer taxes not reimbursed by the Manager, which approximate .01% of average daily net assets.
(e)  Computed using average shares outstanding throughout the period.
(f)  The fiscal year end of the GMO Pool was June 30.
(g)  The total return figures and other information shown above have been restated to reflect the Fund's higher expense ratio.
  +  The Fund commenced operations on June 30, 2000 subsequent to a transaction involving the reorganization of a discrete,
     GMO-managed pool of the International Small Cap Fund of the Common Fund for Nonprofit Organizations (the "GMO Pool") as the
     Fund.
 ++  All information relating to the time periods prior to June 30, 2000 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future results. Total return figures for the GMO Pool have been restated to reflect the estimated operating expenses of the Fund, which are higher than the operating expenses for the GMO Pool. The per unit information for the GMO Pool has been restated to conform to the Fund's initial net asset value of $10.00 per share. The GMO Pool was not registered as an investment company and therefore was not subject to certain investment restrictions imposed by the Investment Company Act of 1940. Had the GMO Pool been subject to these restrictions, its performance may have been adversely affected.

INTERNATIONAL SMALL COMPANIES FUND


                                                                                   CLASS III SHARES
                                                              ----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------
                                                                2005         2004         2003        2002        2001
                                                              --------    ----------    --------    --------    --------
Net asset value, beginning of period........................              $     9.50    $  10.44    $  11.68    $  11.54
                                                              --------    ----------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income.....................................                    0.20        0.15        0.22        0.23
  Net realized and unrealized gain (loss)...................                    7.94       (0.80)      (1.11)       1.02
                                                              --------    ----------    --------    --------    --------
    Total from investment operations........................                    8.14       (0.65)      (0.89)       1.25
                                                              --------    ----------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................                   (0.20)      (0.29)      (0.35)      (0.25)
  From net realized gains...................................                   (0.35)         --       (0.00)(c)    (0.86)
                                                              --------    ----------    --------    --------    --------
    Total distributions.....................................                   (0.55)      (0.29)      (0.35)      (1.11)
                                                              --------    ----------    --------    --------    --------
Net asset value, end of period..............................              $    17.09    $   9.50    $  10.44    $  11.68
                                                              ========    ==========    ========    ========    ========
Total Return(a).............................................                   86.62%      (6.30)%     (7.57)%     11.09%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $1,592,464    $536,648    $253,612    $187,093
  Net expenses to average daily net assets..................                    0.75%       0.75%       0.75%       0.75%
  Net investment income to average daily net assets.........                    1.60%       1.65%       2.02%       2.05%
  Portfolio turnover rate...................................                      46%         44%         34%         60%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.13%       0.17%       0.22%       0.22%
  Purchase and redemption fees consisted of the following
    per share amounts:(b)...................................              $     0.04    $   0.06    $   0.05    $   0.04


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c) The distribution from net realized gains was less than $.01 per share.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND

                                                   CLASS III SHARES                                      CLASS IV SHARES
                         --------------------------------------------------------------------      ---------------------------

                                              YEAR ENDED FEBRUARY 28/29,                           YEAR ENDED FEBRUARY 28/29,
                         --------------------------------------------------------------------      ---------------------------
                           2005           2004            2003           2002          2001          2005           2004
                         --------      ----------      ----------      --------      --------      --------      ----------
Net asset value,
 beginning of period...                $     8.82      $     9.84      $   9.04      $  11.16                    $     8.81
                         --------      ----------      ----------      --------      --------      --------      ----------
Income (loss) from
 investment operations:
 Net investment
   income+.............                      0.23            0.11          0.18          0.17                          0.24
 Net realized and
   unrealized gain
   (loss)..............                      6.97           (1.00)         0.80         (2.27)                         6.94
                         --------      ----------      ----------      --------      --------      --------      ----------
   Total from
     investment
     operations........                      7.20           (0.89)         0.98         (2.10)                         7.18
                         --------      ----------      ----------      --------      --------      --------      ----------
Less distributions to
 shareholders from:
 Net investment
   income..............                     (0.24)          (0.13)        (0.18)        (0.02)                        (0.24)
                         --------      ----------      ----------      --------      --------      --------      ----------
   Total
     distributions.....                     (0.24)          (0.13)        (0.18)        (0.02)                        (0.24)
                         --------      ----------      ----------      --------      --------      --------      ----------
Net asset value, end of
 period................                $    15.78      $     8.82      $   9.84      $   9.04                    $    15.75
                         ========      ==========      ==========      ========      ========      ========      ==========
Total Return(a)........                     82.10%          (9.14)%       11.15%       (18.79)%                       81.97%
Ratios/Supplemental
 Data:
 Net assets, end of
   period (000's)......                $4,079,172      $1,215,653      $826,960      $560,205                    $1,799,736
 Net expenses to
   average daily net
   assets..............                      1.12%           1.16%         1.19%(b)      1.23%                         1.08%
 Net investment income
   to average daily net
   assets..............                      1.85%           1.12%         2.32%         1.69%                         2.05%
 Portfolio turnover
   rate................                        46%             59%           74%           90%                           46%
 Fees and expenses
   reimbursed by the
   Manager to average
   daily net assets....                      0.02%           0.02%         0.02%         0.02%                         0.02%
 Purchase and
   redemption fees
   consisted of the
   following per share
   amounts:(c).........                $     0.06      $     0.05      $   0.05      $   0.03                    $     0.05

                                    CLASS IV SHARES                          CLASS V SHARES
                         --------------------------------------      -------------------------------
                                                                                      PERIOD FROM
                                                                                    AUGUST 4, 2003
                                                                                   (COMMENCEMENT OF
                               YEAR ENDED FEBRUARY 28/29,                             OPERATIONS)
                         --------------------------------------                         THROUGH
                            2003           2002          2001          2005        FEBRUARY 29, 2004
                         ----------      --------      --------      --------      -----------------
Net asset value,
 beginning of period...  $     9.83      $   9.03      $  11.16                        $  10.81
                         ----------      --------      --------      --------          --------
Income (loss) from
 investment operations:
 Net investment
   income+.............        0.11          0.17          0.17                            0.13
 Net realized and
   unrealized gain
   (loss)..............       (0.99)         0.82         (2.28)                           5.02
                         ----------      --------      --------      --------          --------
   Total from
     investment
     operations........       (0.88)         0.99         (2.11)                           5.15
                         ----------      --------      --------      --------          --------
Less distributions to
 shareholders from:
 Net investment
   income..............       (0.14)        (0.19)        (0.02)                          (0.19)
                         ----------      --------      --------      --------          --------
   Total
     distributions.....       (0.14)        (0.19)        (0.02)                          (0.19)
                         ----------      --------      --------      --------          --------
Net asset value, end of
 period................  $     8.81      $   9.83      $   9.03                        $  15.77
                         ==========      ========      ========      ========          ========
Total Return(a)........       (9.09)%       11.22%       (18.82)%                         47.82%**
Ratios/Supplemental
 Data:
 Net assets, end of
   period (000's)......  $1,003,954      $735,455      $467,619                        $382,193
 Net expenses to
   average daily net
   assets..............        1.12%         1.14%(b)      1.18%                           1.07%*
 Net investment income
   to average daily net
   assets..............        1.16%         2.27%         1.73%                           1.69%*
 Portfolio turnover
   rate................          59%           74%           90%                             46%***
 Fees and expenses
   reimbursed by the
   Manager to average
   daily net assets....        0.02%         0.02%         0.02%                           0.02%*
 Purchase and
   redemption fees
   consisted of the
   following per share
   amounts:(c).........  $     0.02      $   0.03      $   0.03                        $   0.03


+   Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate .035% of average daily net assets.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.
*** Calculation represents portfolio turnover for Fund for the year ending February 29, 2004.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRIES FUND*


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                               2005         2004        2003        2002        2001
                                                              -------     --------     -------     -------     -------
Net asset value, beginning of period........................              $   8.54     $  9.65     $  8.81     $ 11.41
                                                              -------     --------     -------     -------     -------
Income from investment operations:
  Net investment income.....................................                  0.18        0.08        0.14        0.08
  Net realized and unrealized gain (loss)...................                  6.71       (1.04)       0.77       (2.48)
                                                              -------     --------     -------     -------     -------
    Total from investment operations........................                  6.89       (0.96)       0.91       (2.40)
                                                              -------     --------     -------     -------     -------
Less distributions to shareholders:
  From net investment income................................                 (0.22)      (0.15)      (0.07)         --
  From net realized gains...................................                 (0.22)      --          --          (0.20)
                                                              -------     --------     -------     -------     -------
    Total distributions.....................................                 (0.44)      (0.15)      (0.07)      (0.20)
                                                              -------     --------     -------     -------     -------
Net asset value, end of period..............................              $  14.99     $  8.54     $  9.65     $  8.81
                                                              =======     ========     =======     =======     =======
Total Return(a).............................................                 81.45%     (10.15)%     10.49%     (21.27)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $249,844     $89,042     $72,405     $52,239
  Net expenses to average daily net assets..................                  1.16%       1.27%       1.40%       1.40%
  Net investment income to average daily net assets.........                  1.82%       0.78%       2.12%       0.91%
  Portfolio turnover rate...................................                    57%        108%        109%         98%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.06%       0.31%       0.17%       0.15%
  Purchase and redemption fees consisted of the following
    per share amounts:(b)...................................              $  --        $  0.00(c)  $  0.04     $  0.02


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 were not restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c) Purchase and redemption fees were less than $0.01 per share. The redemption fee was rescinded effective April 1, 2002.

* Effective April 1, 2002, the "GMO Evolving Countries Fund" was renamed the "GMO Emerging Countries Fund."


TAX-MANAGED INTERNATIONAL EQUITIES FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                            YEAR ENDED FEBRUARY 28/29,
                                                              -------------------------------------------------------
                                                                2005       2004        2003        2002        2001
                                                              --------   --------    --------    --------    --------
Net asset value, beginning of period........................             $   8.73    $   9.70    $  10.79    $  10.43
                                                              --------   --------    --------    --------    --------
Income from investment operations:
  Net investment income(b)..................................                 0.21        0.19        0.25        0.23
  Net realized and unrealized gain (loss)...................                 4.55       (0.90)      (1.03)       0.29
                                                              --------   --------    --------    --------    --------
    Total from investment operations........................                 4.76       (0.71)      (0.78)       0.52
                                                              --------   --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................                (0.30)      (0.26)      (0.31)      (0.16)
                                                              --------   --------    --------    --------    --------
    Total distributions.....................................                (0.30)      (0.26)      (0.31)      (0.16)
                                                              --------   --------    --------    --------    --------
Net asset value, end of period..............................             $  13.19    $   8.73    $   9.70    $  10.79
                                                              ========   ========    ========    ========    ========
Total Return(a).............................................                54.99%      (7.47)%     (7.16)%      5.03%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $291,360    $ 94,709    $ 75,287    $ 75,538
  Net expenses to average daily net assets..................                 0.69%       0.70%       0.69%       0.69%
  Net investment income to average daily net assets.........                 1.87%       1.98%       2.49%       2.11%
  Portfolio turnover rate...................................                   36%         48%         50%         56%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                 0.26%       0.45%       0.41%       0.34%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FIXED INCOME FUNDS
-----------------------------


DOMESTIC BOND FUND

                                                                                    CLASS III SHARES
                                                        -------------------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                        -------------------------------------------------------------------------
                                                          2005       2004*            2003*            2002*         2001(C)*
                                                        --------    --------         --------         --------    ---------------
Net asset value, beginning of period..................              $  10.08         $   9.68         $   9.98       $   9.23
                                                        --------    --------         --------         --------       --------
Income from investment operations:
  Net investment income(d)............................                  0.23+            0.22+            0.41+          0.60+
  Net realized and unrealized gain (loss).............                  0.24             0.86             0.22           0.73
                                                        --------    --------         --------         --------       --------
    Total from investment operations..................                  0.47             1.08             0.63           1.33
                                                        --------    --------         --------         --------       --------
Less distributions to shareholders:
  From net investment income..........................                 (0.20)           (0.27)           (0.50)         (0.58)
  From net realized gains.............................                 (0.28)           (0.41)           (0.43)            --
                                                        --------    --------         --------         --------       --------
    Total distributions...............................                 (0.48)           (0.68)           (0.93)         (0.58)
                                                        --------    --------         --------         --------       --------
Net asset value, end of period........................              $  10.07         $  10.08         $   9.68       $   9.98
                                                        ========    ========         ========         ========       ========
Total Return(a).......................................                  4.79%           11.43%            6.62%         14.91%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................              $373,277         $113,223         $155,000       $170,534
  Net operating expenses to average daily net
    assets............................................                  0.25%            0.25%            0.25%          0.25%
  Interest expense to average daily net assets........                    --            --               --              0.07%(b)
  Total net expenses to average daily net assets(e)...                  0.25%            0.25%            0.25%          0.32%
  Net investment income to average daily net
    assets(d).........................................                  2.30%            2.23%            4.16%          6.37%
  Portfolio turnover rate.............................                    15%              71%              19%            65%
  Fees and expenses reimbursed by the Manager to
    average daily net assets..........................                  0.06%            0.05%            0.05%          0.05%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(e) Net expenses exclude expenses incurred indirectly through investment in other GMO Funds in which the Fund invests.
+ Computed using average shares outstanding throughout the period.
* As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.12% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the net investment income ratio of 0.34%, 0.19% and 0.04% and to net investment income per share of $0.03, $0.02, and $0.01 in the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.

CORE PLUS BOND FUND*


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,**
                                                              ----------------------------------------------------------------
                                                                2005          2004          2003          2002        2001(D)
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.95      $  10.39      $  10.17      $   9.64
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+....................................                    0.25(a)       0.20(a)       0.77(a)       0.62(a)
  Net realized and unrealized gain (loss)...................                    0.91          0.44          0.07          0.73
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    1.16          0.64          0.84          1.35
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                   (0.28)        (0.47)        (0.62)        (0.82)
  From net realized gains...................................                   (0.43)        (0.61)           --(f)         --
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                   (0.71)        (1.08)        (0.62)        (0.82)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $  10.40      $   9.95      $  10.39      $  10.17
                                                              ========      ========      ========      ========      ========
Total Return(b).............................................                   11.99%         6.45%         8.53%        14.52%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $602,824      $286,030      $340,039      $156,412
  Net operating expenses to average daily net assets........                    0.39%(e)      0.38%(e)      0.38%(e)      0.39%(e)
  Interest expense to average daily net assets..............                      --         --            --            --
  Total net expenses to average daily net assets............                    0.39%         0.38%         0.38%         0.39%
  Net investment income to average daily net assets.........                    2.43%(e)      1.91%(a)      7.38%(a)      6.29%(a)
  Portfolio turnover rate...................................                     114%          108%          113%          181%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.09%         0.09%         0.09%         0.12%


(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(f)  The distribution from net realized gains was less than $0.01 per share.
 * Effective June 30, 2001, the "GMO U.S. Bond/Global Alpha A Fund" was renamed the "GMO Core Plus Bond Fund."
** As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.51% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.06%, (0.01%), (0.05%) and 0.40% and to net investment income per share of $0.01, less than $(0.01), less than $(0.01), and $0.04 in the fiscal years ending February 28/29, 2003, 2002, 2001, and 2000, respectively.
+ Calculated using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29*,
                                                              ----------------------------------------------------------------
                                                                2005          2004          2003          2002        2001(D)
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.94      $   9.05      $   9.44      $   9.19
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(a)..................................                    0.20+         0.20+         0.44+         0.61+
  Net realized and unrealized gain (loss)...................                    1.94          2.00         (0.80)        (0.32)
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    2.14          2.20         (0.36)         0.29
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                   (0.71)        (1.31)        (0.03)           --
  From net realized gains...................................                   (0.99)           --            --         (0.04)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                   (1.70)        (1.31)        (0.03)        (0.04)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $  10.38      $   9.94      $   9.05      $   9.44
                                                              ========      ========      ========      ========      ========
Total Return(b).............................................                   23.17%        25.17%        (3.80)%        3.20%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $271,015      $122,521      $135,048      $212,591
  Net operating expenses to average daily net assets........                    0.39%(e)      0.38%(e)      0.38%(e)      0.39%(e)
  Interest expense to average daily net assets(a)...........                      --            --            --            --
  Total net expenses to average daily net assets............                    0.39%         0.38%         0.38%         0.39%
  Net investment income to average daily net assets.........                    1.98%         1.96%         4.73%         6.63%
  Portfolio turnover rate...................................                      26%           40%           36%          114%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.12%         0.11%         0.11%         0.04%


(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.
+ Computed using average shares outstanding throughout the period.
* As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.16% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.44%), (0.12%), (0.19%) and 0.21% and to net investment income per share of $(0.04), $(0.01), $(0.02), and $0.02 in the fiscal years ending February 28/29, 2003, 2002, 2001, and 2000, respectively.

CURRENCY HEDGED INTERNATIONAL BOND FUND


                                                                                    CLASS III SHARES
                                                              -------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              -------------------------------------------------------------
                                                               2005         2004*         2003*        2002*       2001(C)*
                                                              -------      --------      -------      -------      --------
Net asset value, beginning of period........................               $   8.85      $  9.04      $  9.72      $  9.70
                                                              -------      --------      -------      -------      -------
Income from investment operations:
  Net investment income(a)+.................................                   0.06         0.09         0.50         0.57
  Net realized and unrealized gain (loss)...................                   0.76         0.32        (0.13)        0.73
                                                              -------      --------      -------      -------      -------
    Total from investment operations........................                   0.82         0.41         0.37         1.30
                                                              -------      --------      -------      -------      -------
Less distributions to shareholders:
  From net investment income................................                  (0.51)       (0.60)       (1.05)       (1.18)
  From net realized gains...................................                     --           --           --        (0.10)
                                                              -------      --------      -------      -------      -------
    Total distributions.....................................                  (0.51)       (0.60)       (1.05)       (1.28)
                                                              -------      --------      -------      -------      -------
Net asset value, end of period..............................               $   9.16      $  8.85      $  9.04      $  9.72
                                                              =======      ========      =======      =======      =======
Total Return(b).............................................                   9.53%        4.81%        4.21%       14.06%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $222,872      $20,219      $17,932      $18,102
  Net expenses to average daily net assets..................                   0.38%(d)     0.40%(d)     0.38%(d)     0.40%(d)
  Net investment income to average daily net assets(a)......                   0.68%        0.97%        5.45%        5.79%
  Portfolio turnover rate...................................                     36%          66%          44%         120%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                   0.24%        0.51%        0.54%        0.07%


(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.
 + Computed using average shares outstanding throughout the period.

 * As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.25% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.05%), less than 0.00%, and (0.17%) for the fiscal years ending February 28/29, 2003, 2002, 2001, respectively and to net investment income per share of less than $(0.00), less than $0.00, $(0.02), for the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,*
                                                              ----------------------------------------------------------------
                                                                2005          2004          2003          2002        2001(D)
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.20      $   9.33      $  10.04      $   9.41
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income.....................................                    0.12(a)+      0.09(a)+      0.52(a)+      0.50(a)+
  Net realized and unrealized gain (loss)...................                    1.42          1.47         (0.65)         0.12
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    1.54          1.58         (0.13)         0.63
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                      --         (1.51)        (0.39)           --
  From net realized gains...................................                   (1.90)        (0.20)        (0.19)           --
                                                              --------      --------      --------      --------      --------
  Return of capital.........................................                   (0.11)           --            --            --
    Total distributions.....................................                   (2.01)        (1.71)        (0.58)           --
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $   8.73      $   9.20      $   9.33      $  10.04
                                                              ========      ========      ========      ========      ========
Total Return(b).............................................                   20.21%        17.76%        (1.34)%        6.70%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $138,684      $235,842      $273,074      $291,112
  Net operating expenses to average daily net assets........                    0.32%(e)      0.33%(e)      0.32%(e)      0.33%(e)
  Interest expense to average daily net assets..............                   --            --               --            --
  Total net expenses to average daily net assets............                    0.32%         0.33%         0.32%         0.33%
  Net investment income to average daily net assets.........                    1.44%(a)      1.10%(a)      5.36%(a)      5.34%(a)
  Portfolio turnover rate...................................                      45%           50%           28%           35%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.12%         0.08%         0.08%         0.08%


+  Computed using average shares outstanding throughout the period.
(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.

* As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.17% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.16%), (0.05%), and (0.11%) and to net investment income per share of [$(0.02), $(0.01), and $(0.01)] in the fiscal years ending [February 28/29, 2003, 2002, and 2001,] respectively.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

                                                         CLASS III SHARES
                                   ------------------------------------------------------------
                                                   YEAR ENDED FEBRUARY 28/29,*
                                   ------------------------------------------------------------
                                     2005         2004         2003         2002       2001(B)
                                   --------     --------     --------     --------     --------
Net asset value, beginning of
  period......................                  $   9.51     $   9.30     $   8.96     $   8.74
                                   --------     --------     --------     --------     --------
Income from investment
  operations:
    Net investment income+....                      1.01         0.90         0.97         1.14
    Net realized and
      unrealized gain
      (loss)..................                      1.81         0.49         0.56         0.40
                                   --------     --------     --------     --------     --------
        Total from investment
          operations..........                      2.82         1.39         1.53         1.54
                                   --------     --------     --------     --------     --------
Less distributions to
  shareholders:
    From net investment
      income..................                     (1.06)       (0.99)       (1.19)       (1.32)
    From net realized gains...                     (0.76)       (0.19)          --           --
                                   --------     --------     --------     --------     --------
        Total distributions...                     (1.82)       (1.18)       (1.19)       (1.32)
                                   --------     --------     --------     --------     --------
Net asset value, end of
  period......................                  $  10.51     $   9.51     $   9.30     $   8.96
                                   ========     ========     ========     ========     ========
Total Return..................                     30.46%       15.94%(a)    18.53%(a)    18.78%(a)
Ratios/Supplemental Data:
    Net assets, end of period
      (000's).................                  $925,517     $822,080     $570,459     $430,003
    Net operating expenses to
      average daily net
      assets..................                      0.57%(f)     0.57%(f)     0.57%(f)     0.56%
    Interest expense to
      average daily net
      assets..................                      0.08%(d)     0.08%(d)     0.14%(d)    --
    Total net expenses to
      average daily net
      assets..................                      0.65%        0.65%        0.71%        0.56%
    Net investment income to
      average daily net
      assets..................                      9.44%        9.78%       10.78%       12.64%
    Portfolio turnover rate...                       119%         121%         130%         139%
    Fees and expenses
      reimbursed by the
      Manager to average daily
      net assets..............                        --(g)      0.01%(g)     0.02%        0.03%
    Purchase and redemption
      fees consisted of the
      following per share
      amounts:(c).............                  $   0.03     $   0.01           --(e)  $   0.01

                                                       CLASS IV SHARES
                                --------------------------------------------------------------
                                                 YEAR ENDED FEBRUARY 28/29,**
                                --------------------------------------------------------------
                                  2005          2004          2003         2002       2001(H)
                                --------     ----------     --------     --------     --------
Net asset value, beginning of
  period......................               $     9.52     $   9.29     $   8.95     $   8.74
                                --------     ----------     --------     --------     --------
Income from investment
  operations:
    Net investment income+....                     1.06         0.91         0.98         1.15
    Net realized and
      unrealized gain
      (loss)..................                     1.75         0.50         0.55         0.39
                                --------     ----------     --------     --------     --------
        Total from investment
          operations..........                     2.81         1.41         1.53         1.54
                                --------     ----------     --------     --------     --------
Less distributions to
  shareholders:
    From net investment
      income..................                    (1.06)       (0.99)       (1.19)       (1.33)
    From net realized gains...                    (0.76)       (0.19)          --           --
                                --------     ----------     --------     --------     --------
        Total distributions...                    (1.82)       (1.18)       (1.19)       (1.33)
                                --------     ----------     --------     --------     --------
Net asset value, end of
  period......................               $    10.51     $   9.52     $   9.29     $   8.95
                                ========     ==========     ========     ========     ========
Total Return..................                    30.38%       16.25%(a)    18.60%(a)    18.71%(a)
Ratios/Supplemental Data:
    Net assets, end of period
      (000's).................               $1,238,411     $616,174     $489,615     $579,912
    Net operating expenses to
      average daily net
      assets..................                     0.52%(f)     0.52%(f)     0.52%(f)     0.51%
    Interest expense to
      average daily net
      assets..................                     0.08%(d)     0.08%(d)     0.14%(d)    --
    Total net expenses to
      average daily net
      assets..................                     0.60%(f)     0.60%        0.66%        0.51%
    Net investment income to
      average daily net
      assets..................                     9.95%        9.89%       10.83%       12.69%
    Portfolio turnover rate...                      119%         121%         130%         139%
    Fees and expenses
      reimbursed by the
      Manager to average daily
      net assets..............                       --(g)      0.01%(g)     0.02%        0.03%
    Purchase and redemption
      fees consisted of the
      following per share
      amounts:(c).............               $     0.04     $   0.01           --(e)  $   0.01


+  Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) Purchase and redemption fees were less than $0.01 per share.
(f) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(g) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses.
(h) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 were not restated to reflect this change.

 * As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.46% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.43%), (0.39%), 0.07% and to net investment income per share of [$(0.04), $(0.04), and $0.01] in the fiscal years ending [February 28/29, 2003, 2002 and 2001,] respectively. This reclassification had no effect on total return.


** As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.46% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.43%), (0.39%), 0.07% and to net investment income per share of [$(0.04), $(0.03) and $0.01] in the fiscal years ending [February 28/29, 2003, 2002, 2001,] respectively. This reclassification had no effect on total return.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT SHARE FUND


                                                                                   CLASS III SHARES
                                                      ---------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                                                    FEBRUARY 28/29,
                                                      ---------------------------------------------------------------------------
                                                        2005               2004              2003              2002        2001
                                                      --------           --------           -------           -------    --------
Net asset value, beginning of period................                     $   9.56           $  9.25           $  8.90    $   8.70
                                                      --------           --------           -------           -------    --------
Income from investment operations:
  Net investment income(a)..........................                         1.10+             0.83+             1.03+       1.33+
  Net realized and unrealized gain (loss)...........                         1.73              0.57              0.51        0.23
                                                      --------           --------           -------           -------    --------
        Total from investment operations............                         2.83              1.40              1.54        1.56
                                                      --------           --------           -------           -------    --------
Less distributions to shareholders:
  From net investment income........................                        (1.85)            (1.09)            (1.19)      (1.36)
  From net realized gains...........................                        (0.49)               --                --          --
                                                      --------           --------           -------           -------    --------
        Total distributions.........................                        (2.34)            (1.09)            (1.19)      (1.36)
                                                      --------           --------           -------           -------    --------
Net asset value, end of period......................                     $  10.05           $  9.56           $  9.25    $   8.90
                                                      ========           ========           =======           =======    ========
Total Return(b).....................................                        29.91%            15.81%            18.47%      18.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's).................                     $100,943           $66,140           $89,952    $102,481
  Net expenses to average daily net assets(c).......                         0.00%(d)          0.00%(d)          0.00%(d)     0.00%
  Net investment income to average daily net
    assets(a).......................................                        10.06%             8.88%            11.43%      14.39%
  Portfolio turnover rate...........................                           20%               30%               14%          0%
  Fees and expenses reimbursed by the Manager to
    average daily net assets........................                         0.08%             0.08%             0.06%       0.03%


(a)Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund ("ECDF").
(b)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)Net expenses exclude expenses incurred indirectly through investment in ECDF.
(d)The ratio of net expenses to average daily net assets was less than 0.01%.
+  Computed using average shares outstanding throughout the period.

SHORT-DURATION INVESTMENT FUND*


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2005         2004         2003         2002         2001
                                                              -------      -------      -------      -------      -------
Net asset value, beginning of period........................               $  8.68      $  9.62      $  9.92      $  9.62
                                                              -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income(b)+...............................                  0.12         0.08         0.30         0.42
    Net realized and unrealized gain (loss).................                  0.07        (0.54)        0.07         0.33
                                                              -------      -------      -------      -------      -------
        Total from investment operations....................                  0.19        (0.46)        0.37         0.75
                                                              -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................                 (0.12)       (0.33)       (0.39)       (0.44)
    From net realized gains.................................                    --        (0.15)       (0.28)       (0.01)
    Return of capital.......................................                 (0.00)++        --           --           --
                                                              -------      -------      -------      -------      -------
        Total distributions.................................                 (0.12)       (0.48)       (0.67)       (0.45)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................               $  8.75      $  8.68      $  9.62      $  9.92
                                                              =======      =======      =======      =======      =======
Total Return(a).............................................                  2.24%       (4.91)%       3.73%        7.91%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................               $44,156      $55,316      $48,347      $40,505
    Net expenses to average daily net assets(c).............                  0.21%        0.21%        0.20%        0.20%
    Net investment income to average daily net assets(b)....                  1.36%        0.88%        3.04%        4.30%
    Portfolio turnover rate.................................                     4%          43%          91%          50%
    Fees and expenses reimbursed by the Manager to average
      daily assets..........................................                  0.10%        0.08%        0.12%        0.09%


(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)Net investment income for the years is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(c)Net expenses exclude expenses incurred indirectly through investment in underlying funds.
+  Computed using average shares outstanding throughout the period.
++ Return of capital was less than $0.01.
* Effective June 30, 2003, the "GMO Short-Term Income Fund" was renamed the "GMO Short-Duration Investment Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

ALPHA ONLY FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2005         2004         2003         2002         2001
                                                              -------      -------      -------      -------      -------
Net asset value, beginning of period........................               $  9.63      $  9.23      $  8.73      $  7.72
                                                              -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income(d)..................................                  0.17(b)      0.20(b)      0.17(b)      0.15
  Net realized and unrealized gain (loss)...................                  0.19         0.49         0.96         1.68
                                                              -------      -------      -------      -------      -------
    Total from investment operations........................                  0.36         0.69         1.13         1.83
                                                              -------      -------      -------      -------      -------
Less distributions to shareholders:
  From net investment income................................                    --        (0.29)       (0.63)       (0.82)
                                                              -------      -------      -------      -------      -------
    Total distributions.....................................                    --        (0.29)       (0.63)       (0.82)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................               $  9.99      $  9.63      $  9.23      $  8.73
                                                              =======      =======      =======      =======      =======
Total Return(a).............................................                  3.74%        7.61%      13.32%        24.84%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $74,841      $26,329      $16,628      $56,499
  Net expenses to average daily net assets(c)...............                  0.26%        0.64%       0.37%         0.25%
  Net investment income to average daily net assets(d)......                  1.72%        2.06%       1.88%         1.80%
  Portfolio turnover rate...................................                    11%         111%         22%           15%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.72%        0.94%       0.78%         0.64%
  Purchase and redemption fees consisted of the following
    per share amounts:......................................               $  0.01           --           --           --


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b) Computed using average shares outstanding throughout the period.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

INFLATION INDEXED BOND FUND


                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                                2005          2004          2003          2002        2001(C)
                                                              --------      --------      --------      --------      -------
Net asset value, beginning of period........................                $  11.72      $  10.81      $  10.64      $  9.72
                                                              --------      --------      --------      --------      -------
Income from investment operations:
  Net investment income.....................................                    0.30          0.51          0.30         0.71+
  Net realized and unrealized gain (loss)...................                    0.56          1.25          0.29         0.90
                                                              --------      --------      --------      --------      -------
        Total from investment operations....................                    0.86          1.76          0.59         1.61
                                                              --------      --------      --------      --------      -------
Less distributions to shareholders:
  From net investment income................................                   (0.33)        (0.56)        (0.37)       (0.69)
  From net realized gains...................................                   (0.23)        (0.29)        (0.05)          --
                                                              --------      --------      --------      --------      -------
        Total distributions.................................                   (0.56)        (0.85)        (0.42)       (0.69)
                                                              --------      --------      --------      --------      -------
Net asset value, end of period..............................                $  12.02      $  11.72      $  10.81      $ 10.64
                                                              ========      ========      ========      ========      =======
Total Return(a).............................................                    7.54%        16.67%        5.66%        16.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $415,614      $278,088      $149,274      $65,887
  Net operating expenses to average daily net assets........                    0.25%         0.25%        0.25%         0.25%
  Interest expense to average daily net assets(b)...........                    0.13%         0.15%        0.17%         0.37%
  Total net expenses to average daily net assets(d).........                    0.38%         0.40%        0.42%         0.62%
  Net investment income to average daily net assets.........                    3.49%         4.55%        4.15%         6.87%
  Portfolio turnover rate...................................                      57%           75%          40%           32%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.06%         0.06%        0.09%         0.11%


+  Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund (renamed GMO Special Purpose Holding Fund as of April 1,
    2004) and GMO Short-Duration Collateral Fund.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

ASSET ALLOCATION FUNDS

GMO BENCHMARK-FREE ALLOCATION FUND


                                                                     CLASS III SHARES
                                                              ------------------------------
                                                                             PERIOD FROM
                                                                            JULY 23, 2003
                                                                          (COMMENCEMENT OF
                                                                         OPERATIONS) THROUGH
                                                                2005      FEBRUARY 29, 2004
                                                              --------   -------------------
Net asset value, beginning of period........................                  $  20.00
                                                              --------        --------
Income from investment operations:
  Net investment income(a)..................................                      0.61
  Net realized and unrealized gain..........................                      4.53
                                                              --------        --------
    Total from investment operations........................                      5.14
                                                              --------        --------
Less distributions to shareholders:
  From net investment income................................                     (0.75)
  From net realized gains...................................                     (0.11)
                                                              --------        --------
    Total distributions.....................................                     (0.86)
                                                              --------        --------
Net asset value, end of period..............................                  $  24.28
                                                              ========        ========
Total Return(b).............................................                     25.92%**
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                  $287,490
  Net expenses to average daily net assets(c)(d)............                      0.00%*
  Net investment income to average daily net assets(a)......                      5.05%*
  Portfolio turnover rate...................................                        24%**
  Fees and expenses reimbursed by the Manager to average
    daily net assets:.......................................                      0.07%*
  Purchase and redemption fees consisted of the following
    per share amounts:......................................                  $   0.13


(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d) Net expenses to average daily net assets was less than 0.01%.
*  Annualized.
** Not Annualized.

INTERNATIONAL EQUITY ALLOCATION FUND


                                                                                 CLASS III SHARES
                                                              ------------------------------------------------------
                                                                            YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------
                                                                2005        2004        2003       2002       2001
                                                              --------    --------    --------    -------    -------
Net asset value, beginning of period........................              $   8.23    $   9.02    $  9.67    $  9.87
                                                              --------    --------    --------    -------    -------
Income from investment operations:
  Net investment income(a)+.................................                  0.25        0.36       0.25       0.16
  Net realized and unrealized gain (loss)...................                  4.60       (0.83)     (0.66)     (0.06)
                                                              --------    --------    --------    -------    -------
    Total from investment operations........................                  4.85       (0.47)     (0.41)      0.10
                                                              --------    --------    --------    -------    -------
Less distributions to shareholders:
  From net investment income................................                 (0.25)      (0.32)     (0.24)     (0.30)
  From net realized gains...................................                    --          --         --         --
                                                              --------    --------    --------    -------    -------
    Total distributions.....................................                 (0.25)      (0.32)     (0.24)     (0.30)
                                                              --------    --------    --------    -------    -------
Net asset value, end of period..............................              $  12.83    $   8.23    $  9.02    $  9.67
                                                              ========    ========    ========    =======    =======
Total Return(b).............................................                 60.41%      (5.58)%    (4.26)%     0.87%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $256,277    $103,768    $65,712    $72,975
  Net expenses to average daily net assets(c)...............                  0.00%(d)     0.00%(d)    0.00%(d)    0.00%
  Net investment income to average daily net assets(a)......                  2.35%       4.11%      2.83%      1.62%
  Portfolio turnover rate...................................                    43%         19%        50%        14%
  Fees and expenses reimbursed by the Manager to average
    daily assets:...........................................                  0.05%       0.05%      0.05%      0.05%
  Purchase and redemption fees consisted of the following
    per share amounts:......................................              $   0.02          --         --         --


(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d) Net expenses to average daily net assets was less than 0.01%.
+  Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BALANCED ASSET ALLOCATION FUND*


                                                                                CLASS III SHARES
                                                              -----------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------
                                                                2005        2004        2003       2002      2001
                                                              --------    --------    --------    ------    -------
Net asset value, beginning of period........................              $   8.13    $   8.64    $ 8.99    $  8.96
                                                              --------    --------    --------    ------    -------
Income from investment operations:
  Net investment income(a)..................................                  0.18        0.20      0.23       0.21
  Net realized and unrealized gain (loss)...................                  2.68       (0.28)    (0.20)      0.18
                                                              --------    --------    --------    ------    -------
    Total from investment operations........................                  2.86       (0.08)     0.03       0.39
                                                              --------    --------    --------    ------    -------
Less distributions to shareholders:
  From net investment income................................                 (0.23)      (0.43)    (0.38)     (0.36)
  From net realized gains...................................                 (0.02)      --         --        --
                                                              --------    --------    --------    ------    -------
    Total distributions.....................................                 (0.25)      (0.43)    (0.38)     (0.36)
                                                              --------    --------    --------    ------    -------
Net asset value, end of period..............................              $  10.74    $   8.13    $ 8.64    $  8.99
                                                              ========    ========    ========    ======    =======
Total Return(b).............................................                 35.53%      (1.06)%    0.49%      4.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $453,807    $304,145    $7,318    $11,021
  Net expenses to average daily net assets(c)...............                  0.00%(d)     0.00%(d)   0.00%(d)    0.00%
  Net investment income to average daily net assets(a)......                  2.19%       4.01%     2.66%      2.31%
  Portfolio turnover rate...................................                    59%         61%       25%        12%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.03%       0.05%     0.31%      0.20%
  Purchase and redemption fees consisted of the following
    per share amounts:......................................              $   0.01          --        --         --


(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d) Net expenses to average daily net assets was less than 0.01%.
+  Computed using average shares outstanding throughout the period.
* Effective June 30, 2002, the "GMO World Equity Allocation Fund" was renamed the "GMO World Balanced Allocation Fund." Effective June 30, 2003, the "GMO World Balanced Allocation Fund" was renamed the "GMO Global Balanced Asset Allocation Fund."

GLOBAL (U.S.+) EQUITY ALLOCATION FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29
                                                              --------------------------------------------------------
                                                                2005         2004        2003        2002       2001
                                                              --------     --------     -------     -------    -------
Net asset value, beginning of period........................               $   7.51     $  8.66     $  8.92    $  9.49
                                                              --------     --------     -------     -------    -------
Income from investment operations:
  Net investment income(a)..................................                   0.14        0.15        0.23       0.24
  Net realized and unrealized gain (loss)...................                   3.55       (1.07)      (0.14)      0.39
                                                              --------     --------     -------     -------    -------
    Total from investment operations........................                   3.69       (0.92)       0.09       0.63
                                                              --------     --------     -------     -------    -------
Less distributions to shareholders:
  From net investment income................................                  (0.21)      (0.23)      (0.13)     (0.51)
  From net realized gains...................................                  (0.13)         --       (0.22)     (0.69)
                                                              --------     --------     -------     -------    -------
    Total distributions.....................................                  (0.34)      (0.23)      (0.35)     (1.20)
                                                              --------     --------     -------     -------    -------
Net asset value, end of period..............................               $  10.86     $  7.51     $  8.66    $  8.92
                                                              ========     ========     =======     =======    =======
Total Return(b).............................................                  49.63%     (10.84)%      1.12%      6.57%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $222,856     $79,736     $40,124    $42,776
  Net expenses to average daily net assets(c)...............                   0.00%(d)    0.00%(d)    0.00%(d)    0.00%
  Net investment income to average daily net assets(a)......                   1.99%       3.06%       2.73%      2.56%
  Portfolio turnover rate...................................                     14%         30%         13%        19%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                   0.05%       0.07%       0.07%      0.07%
  Purchase and redemption fees consisted of the following
    per share amounts:......................................               $   0.01          --          --         --


(a)
  Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)
  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(c)
  Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d)
  Net expenses to average daily net assets was less than 0.01%.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. SECTOR FUND


                                                                                CLASS III SHARES
                                                              -----------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------
                                                               2005        2004        2003        2002       2001
                                                              -------     -------     -------     ------     ------
Net asset value, beginning of period........................              $  4.53     $  5.45     $ 5.11     $ 4.84
                                                              -------     -------     -------     ------     ------
Income from investment operations:
  Net investment income(a)+.................................                 0.08        0.09       0.11       0.14
  Net realized and unrealized gain (loss)...................                 1.89       (1.00)      0.39       0.35
                                                              -------     -------     -------     ------     ------
    Total from investment operations........................                 1.97       (0.91)      0.50       0.49
                                                              -------     -------     -------     ------     ------
Less distributions to shareholders:
  From net investment income................................                (0.02)      (0.01)     (0.16)     (0.17)*
  From net realized gains...................................                (0.08)         --         --      (0.05)
                                                              -------     -------     -------     ------     ------
    Total distributions.....................................                (0.10)      (0.01)     (0.16)     (0.22)
                                                              -------     -------     -------     ------     ------
Net asset value, end of period..............................              $  6.40     $  4.53     $ 5.45     $ 5.11
                                                              =======     =======     =======     ======     ======
Total Return(b).............................................                43.72%     (16.78)%     9.80%     10.14%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $73,342     $13,144     $  270     $  253
  Net expenses to average daily net assets(d)...............                 0.00%(c)    0.02%      0.00%(c)   0.00%
  Net investment income to average daily net assets(a)......                 1.43%       1.93%      1.99%      2.71%
  Portfolio turnover rate...................................                   17%         24%         2%        35%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                 0.58%       0.88%      8.97%      3.05%
  Purchase and redemption fees consisted of the following
    per share amounts:......................................              $  0.00(e)       --         --         --


(a)
  Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)
  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)
  Net expenses were less than 0.01%.
(d)
  Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(e)
  Purchase and redemption fees were less than $0.01.
+ Computed using average shares outstanding throughout the period.
* The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.

         INVESTMENT IN GMO FUNDS OFFERED THROUGH SEPARATE PROSPECTUSES



     GMO ALTERNATIVE ASSET OPPORTUNITY FUND. GMO Alternative Asset Opportunity Fund ("AAOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of AAOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. AAOF is managed by GMO.



     AAOF pays an investment management fee to GMO at the annual rate of 0.45% of AAOF's average daily net assets. AAOF pays a shareholder service fee to GMO at the annual rate of 0.15% of AAOF's average daily net assets. In addition, the Manager has agreed to reimburse certain of AAOF's operating expenses through at least June 30, 2006 (excluding shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).



     AAOF's investment objective is high total return. AAOF is not a "diversified" investment company within the meaning of the 1940 Act.



     AAOF seeks exposure to investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). In pursuing its objective, AAOF will typically take both long and short positions in commodities. "Commodities" include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar).



     AAOF's investment program has two primary components. One component, intended to gain indirect exposure to the commodity markets, will normally consist of investments in swap agreements, exchange-traded and over-the-counter ("OTC") commodity futures and other commodity-linked derivative instruments, including commodity index options and options on futures. This component will normally have two subcomponents. One subcomponent will typically consist of investments in swap contracts on broad-based commodities indices. The purpose of these positions will be to gain and manage exposure to the Fund's benchmark. The second subcomponent will typically consist of active positions in commodity-related derivatives (expected to be primarily futures contracts). In taking these active positions, the Manager will apply three basic principles:
(i) commodity prices exhibit trends; (ii) return distributions in commodities are positively skewed; and (iii) commodity prices exhibit mean reversion. Investments in commodity-related derivatives will generally be made through a wholly-owned subsidiary organized as a Bermuda limited liability company. The wholly-owned subsidiary is expected to invest primarily in swap contracts on commodities indices, commodities futures contracts, other commodity-linked derivative instruments, U.S. and foreign fixed income securities of relatively high quality, and SDCF. AAOF also may invest in a wide variety of other exchange-traded and OTC derivative instruments that are not linked to the value of a commodity or other commodity-linked instrument (including financial futures, options, and swap contracts). In addition to its commodity-related investments, AAOF has the flexibility to invest without limitation in a range of currency-related investments, including currency futures and forwards and options on these instruments.



     The second component of AAOF's investment program will consist of investments in U.S. and foreign fixed income securities of relatively high quality. Normally, AAOF will make these investments by investing in SDCF. SDCF principally invests in government securities, corporate debt securities, residential and commercial mortgage-related securities and other asset backed securities, money market instruments, and commercial paper. The primary purpose of AAOF's fixed income investments is to provide a cash-like return and to serve as collateral for AAOF's derivative positions.



     The Manager uses proprietary research and models to identify trends in commodities. The factors considered by the Manager and the models used may change over time.



     AAOF's benchmark is a composite of the Dow Jones-AIG Commodity Index and the JP Morgan 3-Month Cash Index. The Dow Jones-AIG Commodity Index and JP Morgan 3-Month Cash Index each represent 50% of the composite benchmark. The Manager does not seek to manage risk relative to AAOF's benchmark. In addition, in constructing AAOF's portfolio, the Manager does not seek to match AAOF's portfolio composition to that of its benchmark, and AAOF's portfolio composition may differ significantly from that of its benchmark.



     The other GMO Funds investing in AAOF are subject to the risks associated with investments in commodities and related investments and the risks associated with investments in derivatives. The principal risks of an investment in AAOF include Commodities Risk, Derivatives Risk, Currency Risk, Credit and Counterparty Risk, Market Risk -- Fixed Income Securities, Leveraging Risk, Liquidity Risk, Non-Diversification Risk, Focused Investment Risk, and Management Risk. With respect to Management Risk, although the Manager manages other commodity-oriented accounts, the Manager has no prior experience managing a commodity-oriented mutual fund. In addition, AAOF's performance may be extremely volatile and investors in AAOF run the risk of potentially significant short-term fluctuations in the value of AAOF's shares. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.



     GMO SHORT-DURATION COLLATERAL FUND. GMO Short-Duration Collateral Fund ("SDCF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of SDCF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. SDCF is managed by GMO, and is intended to provide an efficient means for (i) other GMO Funds to achieve exposure to assets they might otherwise acquire directly and (ii) the GMO Emerging Markets Fund, and GMO Emerging Countries Fund to invest cash held by such Funds.



     SDCF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of SDCF's operating expenses through at least June 30, 2006 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits) brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).


     SDCF's investment objective is total return in excess of its benchmark, the J.P. Morgan U.S. 3-Month Cash Index. SDCF is not a "diversified" investment company within the meaning of the 1940 Act.


     SDCF seeks to achieve its investment objective by investing primarily in relatively high quality, low volatility fixed income securities. In particular, SDCF may invest a substantial portion of its assets in asset-backed securities, such as securities backed by pools of credit card receivables, automobile loans, educational loans, home equity loans, bonds issued by corporate or sovereign obligors, loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. SDCF also may invest in mortgage-related securities, government securities, corporate debt securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The fixed income securities in which SDCF may invest include securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government) and a wide range of private issuers, and may have various interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. SDCF will invest primarily in investment-grade instruments (that is, instruments rated BBB- or above by Standard & Poor's, Baa3 or above by Moody's at the time of purchase, or comparable unrated securities). SDCF may continue to hold a security whose rating is downgraded to below-investment-grade status after purchase by SDCF.



     In selecting fixed income securities for SDCF's portfolio, the Manager employs fundamental investment techniques to identify bond investments with yield spreads that are high relative to other fixed income securities with similar durations. SDCF also may use derivative instruments, including options, futures, options on futures, forward currency contracts, and swap contracts. In addition to investing directly in fixed income securities, SDCF may gain indirect exposure to securities through the use of "synthetic" bonds, which are created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security.


     The Manager employs a variety of techniques to adjust the sensitivity of SDCF's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, SDCF's portfolio duration. Under normal circumstances, the Manager expects that SDCF's dollar-weighted average portfolio duration will be 365 days or less. The Manager determines SDCF's dollar-weighted average portfolio duration by aggregating the durations of SDCF's individual holdings and weighting each holding based on its outstanding principal amount. Duration may be determined by traditional means or through empirical analysis, which may vary from traditional methods of calculating duration. Efforts are made to control exposure to interest rate volatility, and the Manager may do so by investing in bonds with longer maturities while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, SDCF's dollar-weighted average portfolio maturity may be substantially longer than SDCF's dollar-weighted average portfolio duration. In addition, SDCF's resulting exposure to interest rates through the use of hedging may vary as compared to direct investment in bonds with shorter maturities, and the Manager's investment in longer-term bonds may expose SDCF to additional credit risk.


     The other GMO Funds investing in SDCF are subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in SDCF include Market
Risk -- Fixed Income Securities, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk, Focused Investment Risk, and Management Risk. Shareholders of each GMO Fund investing in SDCF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.



     GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("Overlay Fund"), a portfolio of the Trust, is offered through a separate prospectus. Shares of Overlay Fund are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. Overlay Fund is managed by GMO.



     Overlay Fund does not pay an investment management or shareholder service fee to GMO. In addition, the Manager has agreed to reimburse certain of Overlay Fund's operating expenses through at least June 30, 2006 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).



     Overlay Fund's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. Overlay Fund is not a "diversified" investment company within the meaning of the 1940 Act.

     Overlay Fund's investment program has two principal components. One component consists mainly of investments in derivatives -- primarily, interest rate swap contracts -- through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve Overlay Fund's objective of outperforming its benchmark primarily through returns on Overlay Fund's derivatives positions. The primary purpose of Overlay Fund's fixed income investments is to provide a cash-like return, and to serve as collateral for its derivative positions.



     The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting the Fund's fixed income investments, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income investments with similar credit quality and average lives.



     The other GMO Funds investing in Overlay Fund are subject to the risks associated with investments in derivatives. The principal risks of an investment in Overlay Fund include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk -- Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.



     Additional information on AAOF, SDCF, and Overlay Fund is set forth in separate prospectuses.

                                   FUND CODES

     The following chart identifies the ticker symbol, trading symbol, and CUSIP number for each share class of each Fund currently being offered.


                        FUND NAME                            SHARE
               (AND PAGE # IN PROSPECTUS)                    CLASS      TICKER     SYMBOL         CUSIP
               --------------------------                  ---------    ------   ----------    -----------
U.S. EQUITY FUNDS
U.S. Core Fund (p. 2)....................................  Class II     GMTWX    USCore        362007 80 9
                                                           Class III    GMCTX    USCore        362007 88 2
                                                           Class IV     GMRFX    USCore        362008 84 9
                                                           Class V      GMCVX    GMOUSCoreV    362008 58 3
                                                           Class VI     GUCRX    GMOUSCoreVI   362008 32 8
Tobacco-Free Core Fund (p. 4)............................  Class III    GMTCX    TobaccoFr     362007 85 8
                                                           Class IV     GMTFX    TobaccoFr     362008 59 1
U.S. Quality Equity Fund (p. 6)..........................  Class III    GQETX    USQualityEq   362008 26 0
                                                           Class IV     GQEFX    USQualityEq   362008 24 5
Value Fund (p. 8)........................................  Class III    GMOVX    Value         362007 82 5
Intrinsic Value Fund (p. 10).............................  Class III    GMIVX    IntrinsicVal  362008 63 3
Growth Fund (p. 12)......................................  Class III    GMOGX    Growth        362007 78 3
Small Cap Value Fund (p. 14).............................  Class III    GMSVX    SmCapVal      362007 72 6
Small Cap Growth Fund (p. 16)............................  Class III    GMSGX    SmCapGr       362007 68 4
Real Estate Fund (p. 18).................................  Class III    GMORX    RealEstate    362007 62 7
Tax-Managed U.S. Equities Fund (p. 20)...................  Class III    GTMUX    N/A           362008 71 6
Tax-Managed Small Companies Fund (p. 22).................  Class III    GTMSX    TxMngSmCo     362008 62 5
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund (p. 24)............  Class III    GIDEX    IntlDiscEq    362008 56 7
                                                           Class IV     GDEQX    N/A           362008 29 4
International Intrinsic Value Fund (p. 26)...............  Class II     GMICX    IntlIntrVal   362007 20 5
                                                           Class III    GMOIX    IntlIntrVal   362007 30 4
                                                           Class IV     GMCFX    IntlIntrVal   362008 83 1
International Growth Fund (p. 28)........................  Class III    GIIIX    IntlGrowth    362008 57 5
Global Growth Fund (p. 30)...............................  Class III    GMGTX    GlobGr        362008 18 7
                                                           Class IV     N/A      N/A           362008 17 9
Currency Hedged International Equity Fund (p. 32)........  Class III    GMOCX    CurHgIntEq    362007 58 5
Foreign Fund (p. 34).....................................  Class II     GMFRX    Foreign       362007 56 9
                                                           Class III    GMOFX    Foreign       362007 55 1
                                                           Class IV     GMFFX    Foreign       362008 82 3
Foreign Small Companies Fund (p. 36).....................  Class III    GMFSX    ForSmCos      362008 61 7
                                                           Class IV     GFSFX    ForSmCos      362008 34 4
International Small Companies Fund (p. 38)...............  Class III    GMISX    IntSmCos      362007 52 8
Emerging Markets Fund (p. 40)............................  Class III    GMOEX    EmergMkt      362007 60 1
                                                           Class IV     GMEFX    EmergMkt      362008 79 9
                                                           Class V      GEMVX    GMOEmgMktsV   362008 28 6
                                                           Class VI     GEMMX    GMOEmgMktsVI  362008 27 8
Emerging Countries Fund (p. 42)..........................  Class III    GMCEX    EmergCntr     362008 85 6
Tax-Managed International Equities Fund (p. 44)..........  Class III    GTMIX    TxMngIntEq    362008 66 6
FIXED INCOME FUNDS
Domestic Bond Fund (p. 48)...............................  Class III    GMDBX    DomestBd      362007 41 1
Core Plus Bond Fund (p. 50)..............................  Class III    GUGAX    CorePlusBd    362008 60 9
International Bond Fund (p. 52)..........................  Class III    GMIBX    IntlBond      362007 37 9
Currency Hedged International Bond Fund (p. 54)..........  Class III    GMHBX    CurHgIntBd    362007 34 6
Global Bond Fund (p. 56).................................  Class III    GMGBX    GlobalBd      362007 31 2
Emerging Country Debt Fund (p. 58).......................  Class III    GMCDX    EmgCntrDt     362007 27 0
                                                           Class IV     GMDFX    EmgCntrDt     362008 78 1
Emerging Country Debt Share Fund (p. 60).................  Class III    GECDX    EmgCntrDbSh   362008 64 1
Short-Duration Investment Fund (p. 62)...................  Class III    GMSIX    ShortDurInv   362007 47 8
Alpha Only Fund (p. 64)..................................  Class III    GGHEX    N/A           362007 44 5
Inflation Indexed Bond Fund (p. 66)......................  Class III    GMIIX    InfltInBd     362007 24 7
ASSET ALLOCATION FUNDS
Benchmark-Free Allocation Fund (p. 68)...................  Class III    GBMFX    N/A           362008 31 0
International Equity Allocation Fund (p. 70).............  Class III    GIEAX    N/A           362007 21 3
Global Balanced Asset Allocation Fund (p. 72)............  Class III    GMWAX    N/A           362007 17 1
Global (U.S.+) Equity Allocation Fund (p. 74)............  Class III    GMGEX    N/A           362007 14 8
U.S. Sector Fund (p. 76).................................  Class III    N/A      N/A           362007 75 9

                                   GMO TRUST

                             ADDITIONAL INFORMATION


     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' SAI are available free of charge at http://www.gmo.com or by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.


     Investors can review and copy the Prospectus, SAI, and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


     Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110.


                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                  SHS@GMO.com
                          website: http://www.gmo.com

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                         100 Summer Street, 15th Floor
                          Boston, Massachusetts 02110

                                INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2005



This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 2005, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual report to shareholders of each Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling GMO Trust (the "Trust") collect at (617) 346-7646.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES.......................................     1

FUND INVESTMENTS.........................................................     1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS...............................     6

USES OF DERIVATIVES......................................................    37

TRACKING ERROR...........................................................    46

INVESTMENT RESTRICTIONS..................................................    46

DETERMINATION OF NET ASSET VALUE.........................................    51

DISTRIBUTIONS............................................................    51

TAXES....................................................................    51

PERFORMANCE OBJECTIVES...................................................    60

MANAGEMENT OF THE TRUST..................................................    61

INVESTMENT ADVISORY AND OTHER SERVICES...................................    69

PORTFOLIO TRANSACTIONS...................................................    81

PROXY VOTING POLICIES AND PROCEDURES.....................................    84

DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    83

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.........................    87

MULTIPLE CLASSES.........................................................    89

VOTING RIGHTS............................................................    89

SHAREHOLDER AND TRUSTEE LIABILITY........................................    90

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES.....................    90

OTHER MATTERS............................................................    90

FINANCIAL STATEMENTS.....................................................    90

APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

APPENDIX C -- PROXY VOTING POLICIES AND PROCEDURES

                       INVESTMENT OBJECTIVES AND POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS


The chart on the following pages indicate the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided the investments are consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing.

                                                                                                                    Tax-      Tax-
                                                       Tobacco   U.S.                         Small  Small         Managed  Managed
                                                  U.S.   Free  Quality       Intrinsic         Cap    Cap   Real    U.S.     Small
                                                  Core   Core   Equity Value   Value   Growth Value Growth Estate Equities Companies
                U.S. EQUITY FUNDS                 Fund   Fund    Fund   Fund    Fund    Fund   Fund  Fund   Fund    Fund      Fund
                -----------------                 ---- ------- ------- ----- --------- ------ ----- ------ ------ -------- ---------
Domestic Equity Securities(1)                       X     X       X      X       X       X      X     X      X       X         X
Foreign Investments--Foreign Issuers(2)                                  X                                   X       X         X
Foreign Investments--Foreign Issuers (Traded on
   U.S. Exchanges)(2)                               X     X       X      X       X       X      X     X      X       X         X
Foreign Investments--Emerging Market Issuers or
   Countries(2)
Securities Lending
Depository Receipts                                 X     X       X      X       X       X      X     X      X       X         X
Convertible Securities                              X     X       X      X       X       X      X     X              X         X
Preferred Stocks                                                  X      X                      X     X      X       X         X
Warrants and Rights                                 X     X       X      X       X       X      X     X      X       X         X
Options and Futures                                 X     X       X      X       X       X      X     X      X       X         X
Swap Contracts and Other Two-Party Contracts        X     X       X      X       X       X      X     X      X       X         X
Foreign Currency Transactions
Repurchase Agreements                               X     X       X      X       X       X      X     X      X       X         X
Debt and Other Fixed Income Securities              X     X       X      X       X       X      X     X      X       X         X
Debt and Other Fixed Income Securities--Long and
   Medium Term Corporate & Government Bonds(3)      X     X       X              X       X      X     X
Debt and Other Fixed Income Securities--
   Short-term Corporate & Government Bonds(3)       X     X       X              X       X      X     X
Cash and Other High Quality Investments             X     X       X      X       X       X      X     X      X       X         X
U.S. Government Securities and Foreign Government
   Securities                                       X     X       X      X       X       X      X     X      X       X         X
Real Estate Investment Trusts ("REITS")             X     X       X      X       X       X      X     X      X       X         X
Mortgage-Backed Securities, Asset-Backed
   Securities, Collateralized Mortgage
   Obligations, and Collateralized Debt                                                                      X
   Obligations
Adjustable Rate Securities                                                                                   X
Below Investment Grade Securities                                                                            X
Brady Bonds
Euro Bonds
Zero Coupon Securities                                                                                       X
Indexed Securities                                                                                           X
Structured Notes
Firm Commitments and When-Issued Securities                                                                  X
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll
   Agreements                                                                                                X
Commodities
Illiquid Securities                                 X     X       X      X       X       X      X     X      X       X         X
Investments in Other Investment Companies           X     X       X      X       X       X      X     X      X       X         X
Investments in Other Investment Companies--
   Shares of Other GMO Trust Funds(4)


----------

(1) For more information, see, among other sections, "Descriptions of Principal Risks---Market Risk---Equity Securities" in the Prospectus.



(2) For more information, see, among other sections, "Descriptions of Principal Risks---Foreign Investment Risk" in the Prospectus.



(3) For more information, see, among other sections, "Descriptions of Principal Risk---U.S. Government Securities and Foreign Government Securities" herein.

                                                                                                      Currency
                                                  International International                          Hedged
                                                   Disciplined   Intrinsic    International Global International
                                                      Equity        Value         Growth    Growth     Equity    Foreign
            INTERNATIONAL EQUITY FUNDS                 Fund          Fund          Fund      Fund       Fund      Fund
            --------------------------            ------------- ------------- ------------- ------ ------------- -------
Domestic Equity Securities(1)                           X             X             X          X         X          X
Foreign Investments--Foreign Issuers(2)                 X             X             X          X         X          X
Foreign Investments--Foreign Issuers (Traded on
   U.S. Exchanges)(2)                                   X             X             X          X         X          X
Foreign Investments--Emerging Market Issuers or
   Countries(2)                                                       X             X                    X          X
Securities Lending
Depository Receipts                                     X             X             X          X         X          X
Convertible Securities                                  X             X             X          X         X          X
Preferred Stocks                                        X             X             X          X         X          X
Warrants and Rights                                     X             X             X          X         X          X
Options and Futures                                     X             X             X          X         X          X
Swap Contracts and Other Two-Party Contracts            X             X             X          X         X          X
Foreign Currency Transactions                           X             X             X          X         X          X
Repurchase Agreements                                   X             X             X          X         X          X
Debt and Other Fixed Income Securities                  X             X             X          X         X          X
Debt and Other Fixed Income Securities--Long and
   Medium Term Corporate & Government Bonds(3)          X             X             X          X         X          X
Debt and Other Fixed Income Securities--
   Short-term Corporate & Government Bonds(3)           X             X             X          X         X          X
Cash and Other High Quality Investments                 X             X             X          X         X          X
U.S. Government Securities and Foreign Government
   Securities                                           X             X             X          X         X          X
Real Estate Investment Trusts ("REITS")                 X             X             X          X         X
Mortgage-Backed Securities, Asset-Backed
   Securities, Collateralized Mortgage
   Obligations, and Collateralized Debt
   Obligations
Adjustable Rate Securities
Below Investment Grade Securities                                                                                   X
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Securities
Structured Notes
Firm Commitments and When-Issued Securities
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll
   Agreements
Commodities
Illiquid Securities                                     X             X             X          X         X          X
Investments in Other Investment Companies               X             X             X          X         X          X
Investments in Other Investment Companies--
   Shares of Other GMO Trust Funds                                                                       X

                                                   Foreign  International                     Tax-Managed
                                                    Small       Small     Emerging  Emerging International
                                                  Companies   Companies    Markets Countries    Equities
            INTERNATIONAL EQUITY FUNDS               Fund        Fund       Fund      Fund        Fund
            --------------------------            --------- ------------- -------- --------- -------------
Domestic Equity Securities(1)                         X           X           X        X           X
Foreign Investments--Foreign Issuers(2)               X           X           X        X           X
Foreign Investments--Foreign Issuers (Traded on
   U.S. Exchanges)(2)                                 X           X           X        X           X
Foreign Investments--Emerging Market Issuers or
   Countries(2)                                       X           X           X        X           X
Securities Lending
Depository Receipts                                   X           X           X        X           X
Convertible Securities                                X           X           X        X           X
Preferred Stocks                                      X           X           X        X           X
Warrants and Rights                                   X           X           X        X           X
Options and Futures                                   X           X           X        X           X
Swap Contracts and Other Two-Party Contracts          X           X           X        X           X
Foreign Currency Transactions                         X           X           X        X           X
Repurchase Agreements                                 X           X           X        X           X
Debt and Other Fixed Income Securities                X           X           X        X           X
Debt and Other Fixed Income Securities--Long and
   Medium Term Corporate & Government Bonds(3)        X           X           X        X           X
Debt and Other Fixed Income Securities--
   Short-term Corporate & Government Bonds(3)         X           X           X        X           X
Cash and Other High Quality Investments               X           X           X        X           X
U.S. Government Securities and Foreign Government
   Securities                                         X           X           X        X           X
Real Estate Investment Trusts ("REITS")               X           X                                X
Mortgage-Backed Securities, Asset-Backed
   Securities, Collateralized Mortgage
Obligations, and Collateralized Debt Obligations
Adjustable Rate Securities
Below Investment Grade Securities
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Securities
Structured Notes                                                              X        X
Firm Commitments and When-Issued Securities
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll
   Agreements
Commodities
Illiquid Securities                                   X           X           X        X           X
Investments in Other Investment Companies             X           X           X        X           X
Investments in Other Investment Companies--
   Shares of Other GMO Trust Funds                                            X        X


----------

(1) For more information, see, among other sections, "Descriptions of Principal Risks---Market Risk---Equity Securities" in the Prospectus.



(2) For more information, see, among other sections, "Descriptions of Principal Risks---Foreign Investment Risk" in the Prospectus.



(3) For more information, see, among other sections, "Descriptions of Principal Risk---U.S. Government Securities and Foreign Government Securities" herein.

                                                                                         Currency
                                                                Core                       Hedged
                                                     Domestic   Plus   International   International   Global
                                                       Bond     Bond        Bond            Bond        Bond
                 FIXED INCOME FUNDS                    Fund     Fund        Fund            Fund        Fund
                 ------------------                  --------   ----   -------------   -------------   ------
Domestic Equity Securities(1)                            X        X          X               X            X
Foreign Investments--Foreign Issuers(2)                  X        X          X               X            X
Foreign Investments--Foreign Issuers (Traded on
   U.S. Exchanges)(2)                                    X        X          X               X            X
Foreign Investments--Emerging Market Issuers
   or Countries(2)                                                X          X               X            X
Securities Lending
Depository Receipts                                      X        X          X               X            X
Convertible Securities                                   X        X          X               X            X
Preferred Stocks                                         X        X          X               X            X
Warrants and Rights                                      X        X          X               X            X
Options and Futures                                               X          X               X            X
Swap Contracts and Other Two-Party Contracts             X        X          X               X            X
Foreign Currency Transactions                                     X          X               X            X
Repurchase Agreements                                    X        X          X               X            X
Debt and Other Fixed Income Securities                   X        X          X               X            X
Debt and Other Fixed Income Securities--Long and
   Medium Term Corporate & Government Bonds(3)           X        X          X               X            X
Debt and Other Fixed Income Securities--Short-term
   Corporate & Government Bonds(3)                       X        X          X               X            X
Cash and Other High Quality Investments                  X        X          X               X            X
U.S. Government Securities and Foreign
   Government Securities                                 X        X          X               X            X
Real Estate Investment Trusts ("REITS")
Mortgage-Backed Securities, Asset-Backed
   Securities, Collateralized Mortgage Obligations,
   and Collateralized Debt Obligations                   X        X          X               X            X
Adjustable Rate Securities                               X        X          X               X            X
Below Investment Grade Securities                        X        X          X               X            X
Brady Bonds                                                       X          X               X            X
Euro Bonds                                                        X          X               X            X
Zero Coupon Securities                                   X        X          X               X            X
Indexed Securities                                       X        X          X               X            X
Structured Notes                                         X        X          X               X            X
Firm Commitments and When-Issued Securities              X        X          X               X            X
Loans, Loan Participations, and Assignments              X        X          X               X            X
Reverse Repurchase Agreements and Dollar Roll
   Agreements                                            X        X          X               X            X
Commodities
Illiquid Securities                                      X        X          X               X            X
Investments in Other Investment Companies                X        X          X               X            X
Investments in Other Investment Companies--Shares
   of Other GMO Trust Funds                              X        X          X               X            X

                                                                Emerging
                                                     Emerging    Country                            Inflation
                                                      Country     Debt     Short-Duration   Alpha    Indexed
                                                       Debt       Share      Investment      Only      Bond
                 FIXED INCOME FUNDS                    Fund       Fund          Fund         Fund      Fund
                 ------------------                  --------   --------   --------------   -----   ---------
Domestic Equity Securities(1)                            X          X                         X         X
Foreign Investments--Foreign Issuers(2)                  X          X             X           X         X
Foreign Investments--Foreign Issuers (Traded on
   U.S. Exchanges)(2)                                    X          X                         X         X
Foreign Investments--Emerging Market Issuers
   or Countries(2)                                       X          X                         X
Securities Lending
Depository Receipts                                      X          X                         X         X
Convertible Securities                                   X          X                         X         X
Preferred Stocks                                         X          X                         X         X
Warrants and Rights                                      X          X             X           X         X
Options and Futures                                      X          X                         X
Swap Contracts and Other Two-Party Contracts             X          X             X           X         X
Foreign Currency Transactions                            X                                              X
Repurchase Agreements                                    X          X             X           X         X
Debt and Other Fixed Income Securities                   X          X             X           X         X
Debt and Other Fixed Income Securities--Long and
   Medium Term Corporate & Government Bonds(3)           X          X             X           X         X
Debt and Other Fixed Income Securities--Short-term
   Corporate & Government Bonds(3)                       X          X             X           X
Cash and Other High Quality Investments                  X          X             X           X         X
U.S. Government Securities and Foreign
   Government Securities                                 X          X             X           X         X
Real Estate Investment Trusts ("REITS")                                                       X
Mortgage-Backed Securities, Asset-Backed
   Securities, Collateralized Mortgage Obligations,
   and Collateralized Debt Obligations                   X          X             X                     X
Adjustable Rate Securities                                          X                                   X
Below Investment Grade Securities                        X          X             X                     X
Brady Bonds                                              X          X
Euro Bonds                                               X          X
Zero Coupon Securities                                   X          X                                   X
Indexed Securities                                       X          X             X                     X
Structured Notes                                         X          X
Firm Commitments and When-Issued Securities              X          X             X                     X
Loans, Loan Participations, and Assignments              X          X                                   X
Reverse Repurchase Agreements and Dollar Roll
   Agreements                                            X          X                                   X
Commodities
Illiquid Securities                                      X          X                         X         X
Investments in Other Investment Companies                X          X             X           X         X
Investments in Other Investment Companies--Shares
   of Other GMO Trust Funds                              X          X             X           X         X


----------

(1) For more information, see, among other sections, "Descriptions of Principal Risks---Market Risk---Equity Securities" in the Prospectus.



(2) For more information, see, among other sections, "Descriptions of Principal Risks---Foreign Investment Risk" in the Prospectus.



(3) For more information, see, among other sections, "Descriptions of Principal Risk---U.S. Government Securities and Foreign Government Securities" herein.

                                                                                        Global       Global
                                                                      International    Balanced      (U.S.+)
                                                     Benchmark-Free       Equity         Asset       Equity      U.S.
                                                       Allocation       Allocation    Allocation   Allocation   Sector
              ASSET ALLOCATION FUNDS                      Fund             Fund          Fund         Fund       Fund
              ----------------------                 --------------   -------------   ----------   ----------   ------
Domestic Equity Securities(1)                                                                                      X
Foreign Investments--Foreign Issuers(2)
Foreign Investments--Foreign Issuers (Traded on
   U.S. Exchanges)(2)                                                                                              X
Foreign Investments--Emerging Market Issuers
   or Countries(2)
Securities Lending
Depository Receipts                                                                                                X
Convertible Securities                                                                                             X
Preferred Stocks
Warrants and Rights                                                                                                X
Options and Futures                                                                                                X
Swap Contracts and Other Two-Party Contracts                                                                       X
Foreign Currency Transactions
Repurchase Agreements                                       X               X              X           X           X
Debt and Other Fixed Income Securities                      X               X              X           X           X
Debt and Other Fixed Income Securities--Long and
   Medium Term Corporate & Government Bonds(3)
Debt and Other Fixed Income Securities--
   Short-term Corporate & Government Bonds(3)
Cash and Other High Quality Investments                     X               X              X           X           X
U.S. Government Securities and Foreign
   Government Securities                                    X               X              X           X           X
Real Estate Investment Trusts ("REITS")                                                                            X
Mortgage-Backed Securities, Asset-Backed
   Securities, Collateralized Mortgage Obligations,
   and Collateralized Debt Obligations
Adjustable Rate Securities
Below Investment Grade Securities
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Securities
Structured Notes
Firm Commitments and When-Issued Securities
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar
   Roll Agreements
Commodities                                                 X               X              X           X           X
Illiquid Securities                                                                                                X
Investments in Other Investment Companies                   X               X              X           X           X
Investments in Other Investment Companies--
   Shares of Other GMO Trust Funds                          X               X              X           X           X


----------

(1) For more information, see, among other sections, "Descriptions of Principal Risks---Market Risk---Equity Securities" in the Prospectus.



(2) For more information, see, among other sections, "Descriptions of Principal Risks---Foreign Investment Risk" in the Prospectus.



(3) For more information, see, among other sections, "Descriptions of Principal Risk---U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS


The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Summaries of Fund Objectives, Principal Investment Strategies, and Principal Risks" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. The Asset Allocation Funds (as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus) will indirectly be exposed to the investment practices of the Funds in which they invest (the "underlying Funds"), and will therefore be subject to all risks associated with the practices of the underlying Funds.


PORTFOLIO TURNOVER





Based on Grantham, Mayo, Van Otterloo & Co. LLC's ("GMO" or the "Manager") assessment of market conditions, the Manager may trade each Fund's investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that are taxable when distributed to shareholders of the relevant Fund unless those shareholders are themselves exempt. If portfolio turnover results in the recognition of short-term capital gains, those gains are typically taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is considered when making investment decisions for Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund and Tax-Managed International Equities Fund (collectively, the "Tax-Managed Funds"). See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.



The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.


DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS


As set forth in "Investment Restrictions" below, Funds that are "diversified" funds are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). At least 75% of the value of a "diversified" Fund's total assets must be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.



As stated in the Prospectus, Funds that are "non-diversified" funds under the 1940 Act are not required to satisfy the "diversified" requirements stated above. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to a Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.



All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.



RISKS OF FOREIGN INVESTMENTS



GENERAL. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and other related fees also are generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.



EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.

Custodial services may be more expensive and other investment-related costs may be higher in emerging markets than in many developed foreign markets, which could reduce a Fund's income from investments in securities or debt instruments of emerging markets issuers. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging markets countries.



INVESTMENTS IN ASIA. In addition to the risks of foreign investments and emerging markets investments described above, investments by all of the Trust's International Equity Funds and Fixed Income Funds that invest in non-U.S. investments ("International Funds") including, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, in Asia are subject to additional risks. Asian countries are at varying levels of economic development, ranging from emerging market economies to more developed economies. Markets in the early stages of development typically exhibit a high concentration of market capitalization, have less trading volume, lower liquidity, and more volatility than more developed markets. Some Asian countries depend heavily upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries.



Investments in Asia also are susceptible to social, political, legal, and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investments in securities markets, and investments in securities traded on such markets may only be achieved, if at all, indirectly (e.g., American Depository Receipts, Global Depository Receipts, derivatives, etc.).






The region periodically experiences increases in market volatility and declines in foreign currency exchange rates. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuation in currency exchange rates can also affect a country's ability to service its debt.



Investment in any Asian country is subject to unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian countries' economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country can spread to other Asian countries.



INVESTMENTS IN AFRICA. In addition to the risks of foreign investments and emerging markets investments described above, investments by the Trust's International Funds in Africa are subject to additional risks. Like Asian countries, African countries are at varying levels of economic development, ranging from emerging market economies to more developed economies. Markets in the early stages of development typically exhibit a high concentration of market capitalization, and have less trading volume, lower liquidity, and more volatility than more developed markets. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Economies of certain African countries may be affected by severe climate changes, particularly drought.



Investments in Africa also are susceptible to social, political, legal, and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of financial markets and less financial information is available than is typical of other emerging markets. Some African countries have investment and repatriation restrictions that reduce the liquidity of a Fund's investments in the securities of African issuers and could increase the volatility of those investments.



Investment in any African country is subject to unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.



The foregoing risks are particularly pronounced for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.



DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Alpha Only Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Emerging Countries Fund, Emerging Country Debt Fund, Emerging Markets Fund, Foreign Fund, Foreign Small Companies Fund, Global Bond Fund, International Bond Fund, International Intrinsic Value Fund, and Tax-Managed International Equities Fund may invest directly in the securities of Russian issuers. Investment in those securities presents many of the same risks as investing in the securities of emerging markets issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets custodied within Russia, however, may be particularly pronounced.



A Fund investing in the securities of a private Russian company is subject to unique investment risks because the evidence provided to the Fund of its investment, a "share extract," is not legally determinative of ownership of the company. A Russian company's share registrar maintains the official record of ownership of the company's shares. Russian companies control their share registrars, and investors have few legal rights against registrars.


SECURITIES LENDING


All of the Funds may make secured loans of their portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except that each of International Intrinsic Value Fund and Currency Hedged International Equity Fund may make loans of portfolio securities amounting to not more than 25% of its respective total assets. Securities loans will be made to broker-dealers that are believed by the Manager to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal at all times to the market value of the loaned securities. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and will pay a fee to the borrower that is expected to be only a portion of the earnings on the collateral. As with other extensions of credit, the Fund bears the risk that there may be a delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund retains the right to call loans at any time on reasonable notice, and it will do so if holders of a loaned security are asked to vote upon or consent to matters materially affecting an investment in the securities. However, the Fund bears the risk that there may be a delay in the return of the security, impairing the Fund's ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund's return on its securities lending. The Fund also pays various fees in connection with securities loans, including shipping fees and custodian fees.



A Fund's securities loans may or may not be structured to preserve qualified dividend income treatment on dividends paid on the loaned securities. A Fund may receive substitute payments under its loans (instead of dividends on the loaned securities) that are not eligible for treatment as qualified dividend income or the long-term capital gain tax rates applicable to qualified dividend income. See "Taxes" below for further discussion of qualified dividend income.


DEPOSITORY RECEIPTS


Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


CONVERTIBLE SECURITIES


A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock, and tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS


Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. Preferred stocks may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or the right to participate in any distribution of the issuer or (2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.


WARRANTS AND RIGHTS


A Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise of the warrant or right, a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will typically use warrants and rights in a manner similar to its use of options on securities as described in "Options and Futures" below. Risks associated with a Fund's use of warrants and rights are generally similar to risks associated with a Fund's use of options. Unlike most options, however, warrants and rights are issued in limited amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.



The Emerging Markets Fund and Emerging Countries Fund may use non-standard warrants, often referred to as low exercise price warrants or low exercise price options ("LEPOs"), to gain indirect exposure to issuers in certain countries, such as India. LEPOs are different from standard warrants in that they may not entitle their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the return on an underlying equity security between the date on which the LEPO was purchased and the date on which the LEPO is sold. LEPOs entail the same risks as other over-the-counter derivative instruments, including that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that there may be a disagreement as to the contractual terms of the instrument, or that the instrument may not perform as expected. (See "Description of Principal Risks--Derivatives Risk" and "--Credit and Counterparty Risk" in the Prospectus and "Uses of Derivatives" below). Additionally, while LEPOs may be listed on an exchange, there is no guaranty that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase the LEPO when the Fund wishes to sell it.



OPTIONS AND FUTURES



Many of the Funds may use options and futures for various purposes. See "Uses of Derivatives" below. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.



OPTIONS. Funds that use options (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.



The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.



WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.



A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.



If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.



A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.



PURCHASING OPTIONS. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.



RISK FACTORS IN OPTIONS TRANSACTIONS. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.



An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).



The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.



An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts -- Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts" below.



FUTURES. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.



A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.



The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.



In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.



INDEX FUTURES. Some Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.



A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.



Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.



INTEREST RATE FUTURES. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund's investments in U.S. government securities and other fixed income securities.

COMMODITIES FUTURES. Some Funds may purchase futures contract on various commodities or commodities indices. See "Commodities - Commodities Futures" and "Commodities - Special Risk Factors in Commodity Futures Transactions" below.



OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.



A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.



RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.



To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.



A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.



The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.



The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.



As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.



Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.



If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.



The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.


SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS


Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options. The Asset Allocation Funds may make investments in swap contracts on one or more broad-based commodity indices.



SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap", two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.



INTEREST RATE AND CURRENCY SWAP CONTRACTS. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).



EQUITY SWAP CONTRACTS, COMMODITIES SWAP CONTRACT, AND CONTRACTS FOR DIFFERENCES. The parties to equity swap contracts agree to exchange returns calculated on a notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security. The parties to commodity swap contracts agree to exchange returns on the notional amount of a commodity index (e.g., the Goldman Sachs Commodity Index), basket of commodities, or individual commodity.



If a Fund enters into an equity or commodity swap contract (long or short), the Fund's net asset value will fluctuate with changes in the value of the equity or commodity index, basket of equity securities or commodities, or individual equity security or commodity on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities or commodities comprising the index, securities or commodities comprising the basket, or individual security or commodity, as the case may be.



Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. The Fund's return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss -- even in circumstances when the securities in both the long and short baskets appreciate in value.



INTEREST RATE CAPS, FLOORS, AND COLLARS. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See "Options and Futures -- Risk Factors in Options Transactions" and "Options and Futures - Risk Factors in Futures Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.


TOTAL RETURN SWAPS. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.


CREDIT DEFAULT SWAPS. Fixed Income Funds that invest a portion of their assets in emerging market debt or domestic corporate debt (in particular, Core Plus Bond Fund, Emerging Country Debt Fund, and Emerging Country Debt Share Fund (through its investment in Emerging Country Debt Fund)) may use credit default swaps to limit or reduce risk exposure of the Funds to defaults of corporate and sovereign issuers (i.e., to reduce risk where the Funds own or have exposure to such issuers). These instruments also may be used to create direct or synthetic short or long exposure to sovereign debt securities or foreign or domestic corporate debt securities to which the Funds are not otherwise exposed. The Funds, however, are not obligated to engage in any of these practices.



In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by a third party on its obligations. For example, a Fund may pay the premium referenced above and, in return, have the right to put specified bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The Funds also may use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the bonds or loans upon the issuer's default (or similar events).



RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.



The Manager monitors the creditworthiness of OTC derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by Standard & Poor's (or by Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") or if the counterparty has a comparable credit rating, as determined by the Manager) at the time of entering into such transactions. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's or Fitch. The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital.


ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

FOREIGN CURRENCY TRANSACTIONS


Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.



Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.


REPURCHASE AGREEMENTS


A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and
(iii) inability to enforce rights and the expenses involved in attempted enforcement.



DEBT AND OTHER FIXED INCOME SECURITIES



Debt and other fixed income securities include fixed income and floating rate securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to herein as "fixed income securities." See also "Adjustable Rate Securities" below.



Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. A Fund that invests primarily in fixed income securities with floating interest rates and related interest rate derivatives may be less sensitive to interest rate changes. However, fixed income securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on some floating rate securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in a Fund's net asset value. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency, and other laws, such as the Federal Bankruptcy Reform Act of 1978, which affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.



Because interest rates vary, the future income of a Fund that invests in fixed income securities cannot be predicted. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.


CASH AND OTHER HIGH QUALITY INVESTMENTS


Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States Government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities. The Short-Duration Investment Fund may invest a substantial portion of its assets in high quality money market instruments, but it is not subject to the quality, maturity, and other requirements of money market funds.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES


U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.



Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.



Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund which holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.



In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.


REAL ESTATE INVESTMENT TRUSTS ("REITS")


REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.


MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, AND COLLATERALIZED DEBT OBLIGATIONS



MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be issued by the U.S. government, its agencies, or instrumentalities (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans will result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, which tends to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.



Mortgage-backed securities are subject to varying degrees of credit risk, depending upon whether the issuers of the securities are corporations or the U.S. government, its agencies, or instrumentalities. Mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.



Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.



ASSET-BACKED SECURITIES. Asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Asset-backed securities include securities backed by pools of automobile loans, residential and commercial mortgages, educational loans, home equity loans, credit card receivables, and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of those bonds and loans. The underlying pools of assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may largely depend on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with investments in asset-backed securities depends on many factors, including the deal structure (i.e., determinations as to the required amount of underlying assets or other support needed to produce the cash flows necessary to service interest and principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Therefore, asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment, and such default exceeds the securities' credit support. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.


Asset-backed securities involve prepayment risks similar to those of mortgage-backed securities described above. (See "Mortgage-Backed Securities" immediately above.)


Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.



The value of asset-backed securities can depend on the ability of their servicers to properly and adequately service the underlying collateral and is, therefore, subject to risks associated with the negligence or defalcation of their servicers. In certain circumstances, the mishandling of documentation related to the underlying collateral by a servicer or originator of the underlying collateral also may affect the rights of the security holders in and to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral). In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on the underlying mortgages, the classes or series of a CMO with the earliest maturities generally will be retired prior to their stated maturity. The early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.



CMOs include securities representing an interest in excess cash flow and/or the value of collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent income from underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations on all other outstanding CMOs. CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO/PO Strips and Residuals are subject to the risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will be extremely sensitive to changes in the index upon which the rate adjustments are based.



COLLATERALIZED DEBT OBLIGATIONS ("CDOS"). A Fund may invest in CDOs, which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a pool of high risk, below investment-grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.



For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual or "equity" tranche which bears some or all of the risk of default by the bonds or loans in the trust, and therefore protects the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, senior CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of equity tranches, market anticipation of defaults, fraud on behalf of the issuer, and aversion to CBO or CLO securities as a class.



The risks of an investment in a CDO depend largely on the type of underlying collateral securities and the class or tranche in which a Fund invests. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid, unless an active dealer market for a particular CDO enables it to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this

Statement of Additional Information and the Prospectuses (e.g., interest rate risk and default risk). Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the quality of the collateral may decline in value or default, and (iii) a Fund may invest in a subordinate tranche of a CDO. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.


ADJUSTABLE RATE SECURITIES


Adjustable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, adjustable rate securities still are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


BELOW INVESTMENT GRADE SECURITIES


Some Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB- by Standard & Poor's or below Baa3 by Moody's or determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities ("Below Investment Grade Securities") (commonly referred to as "junk bonds"). Below Investment Grade Securities offer the potential for higher investment returns, but are subject to greater credit and market risk than higher quality fixed income securities. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund investing in Below Investment Grade Securities may be more dependent on the Manager's own credit analysis than is the case with investments in higher quality bonds. The market for Below Investment Grade Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, changing public perceptions of this market, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the secondary market may be less liquid for Below Investment Grade Securities. Reduced liquidity may affect the values of Below Investment Grade Securities, may make their valuation and sale more difficult, and may result in greater volatility. Because Below Investment Grade Securities are difficult to value, particularly during erratic markets, the values realized upon their sale may differ from the values at which they are carried by the relevant Fund. Some Below Investment Grade Securities in which a Fund may invest may be in poor standing or in default.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See Appendix B--"Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.


BRADY BONDS


Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan for certain emerging markets introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other countries.


Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.


The valuation of a Brady Bond typically depends on an evaluation of: any collateralized repayments of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of prior defaults by the issuers of Brady Bonds on commercial bank loans made to them by public and private entities, investments in Brady Bonds may be viewed as speculative.


EURO BONDS


Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e. U.S. dollars held in banks outside of the United States), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See "Debt and Other Fixed Income Securities" above.


ZERO COUPON SECURITIES


A Fund investing in "zero coupon" fixed income securities accrues interest income at a fixed rate based on the initial purchase price and the length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips.


INDEXED SECURITIES


Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold, therefore the price of gold-indexed securities tends to rise and fall with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.



The performance of indexed securities depends to a great extent on the performance of the security, security index, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. Indexed securities also are subject to the credit risks of the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and U.S. government agencies.



Indexed securities in which a Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term interest rates increase and increase as short-term interest rates decline. Inverse floating obligations have the effect of investment leverage, since they will generally increase or decrease in value in response to changes in interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in value in response to such changes. As a result, the market values of inverse floating obligations generally will be more volatile than the market values of fixed-rate securities.



Some Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on inflation indexed bonds is fixed at issuance, but may be paid on an increasing or decreasing principal value as a result of the inflation rate adjustments. Repayment of an inflation indexed bond's original principal value upon maturity (as adjusted for inflation) is guaranteed in the case of some bonds (e.g.,U.S. Treasury inflation indexed bonds), even during a period of deflation. The current market value of an inflation indexed bond is not guaranteed, however, and will fluctuate. Some Funds may invest in inflation indexed bonds which do not guarantee repayment of the bonds' original principal value upon maturity. As a result, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.



Although inflation indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, if interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in inflation indexed securities will not be protected to the extent that the increase is not reflected in the bond's inflation measure.



The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.



Coupon payments received by a Fund from inflation indexed bonds will be included in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.



A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. As a result, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.


STRUCTURED NOTES


Similar to indexed securities described above, structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the value of a specific asset, reference rate, or index (the "reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of a structured note may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.



Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.


FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES


Some Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to maintain on its custodian's books and records cash, U.S. government securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on the securities that the Fund has committed to purchase until after delivery. A Fund may take delivery of the securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell the securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).


LOANS, LOAN PARTICIPATIONS, AND ASSIGNMENTS


Some Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Investments in direct debt instruments are subject to a Fund's policies regarding the quality of debt investments generally. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.



Purchasers of loans and other forms of direct indebtedness, including promissory notes, depend primarily upon the borrower for payment of principal and interest, and changes in the creditworthiness of the borrower may affect the borrower's ability to pay principal and interest.

Direct debt instruments may not be rated by any nationally recognized rating agency. Loans that are fully secured offer a Fund more protections than unsecured loans in the event of non-payment of scheduled interest or principal. However, no assurance can be given that the liquidation of collateral from a secured loan will satisfy the borrower's obligation or that the collateral can be liquidated. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in emerging country sovereign debt also involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.



When investing in a loan participation, a Fund typically purchases a portion of a lender's or participant's interest in a loan, but has no direct contractual relationship with the borrower. The Fund must rely on the seller of the participation interest party not only for the enforcement of the Fund's rights against the borrower, but also for the receipt and processing of principal, interest, or other payments due under the loan. The Fund may be subject to delays, expenses, and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the Fund may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the Fund may be subject to the credit risk of the seller in addition to the credit risk of the borrower. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.



Investments in loans through direct assignment of a lender's interests may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under certain legal theories of lender liability, the Fund potentially may be held liable as a co-lender.



A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce the lenders' rights against the borrower.



Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


Some Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.


Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


A Fund that enters into reverse repurchase agreements and dollar roll agreements will maintain on its custodian's books and records cash, U.S. government securities, or other liquid assets equal in value to its obligations under those agreements. If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction on borrowings.



COMMODITIES



Some Funds may make investments in commodities, which include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). In most cases, Funds will gain exposure to commodities through commodity-linked derivative instruments (discussed below) rather than direct investments in commodities.



Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the prices of certain raw materials and the instability of supplies of other materials.



The production and marketing of commodities may be affected by actions of and changes in governments and various other political and economic developments, including political and economic instability in commodity-producing and -exporting countries. In addition, commodity-related industries throughout the world may be subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may have an adverse effect on the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulations may also impede the development of new technologies. The direction, type, or effect of any future regulations affecting commodity-related industries cannot be predicted.



Exposure to commodities also may be achieved through investments in derivative instruments, the values of which are typically based on the value of a commodity, commodity index, currency, or other readily measurable economic variables dependent upon changes in the value of commodities or the commodities markets ("commodity-linked derivative instruments"). Commodity-linked derivative instruments, including swap agreements, commodity futures contracts, commodity index options, options on futures, and structured notes, provide exposure to the commodity markets without investing directly in commodities. The value of commodity-linked derivative instruments may fluctuate significantly because the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are linked are themselves extremely volatile. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable.



COMMODITY FUTURES. Some Funds may have exposure to commodity futures contracts. A commodity futures contract is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made. The Funds intend to close out commodity futures contracts before the settlement date without the making or taking of delivery. See "Options and Futures - Futures" and "Options and Futures - Risk Factors in Futures Transactions" above.



SPECIAL RISK FACTORS IN COMMODITY FUTURES TRANSACTIONS. There are several additional risks associated with transactions in commodity futures contracts.



Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change proportionately.



Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when a Fund reinvests the proceeds of a maturing contract, it may invest in a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.


ILLIQUID SECURITIES


Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A under the Securities Act of 1933 (safe harbor rules for securities acquired under Section 4(2) private placements)), repurchase agreements, and securities that are not readily marketable. If the Trustees determine that a restricted security eligible for resale under Rules 144 or 144A, a repurchase agreement, or a security previously identified as not being readily marketable, is in fact liquid, it will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.


As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.



PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because relatively few potential purchasers for such securities may exist, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.



While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or are "not readily marketable." Restricted securities cannot be sold without being registered under the Securities Act of 1933 or pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting such registration. A Fund selling its securities in a registered offering may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

At times, the inability to sell securities acquired through private placements and restricted investments in the public market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Some ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.



Certain Funds may invest without limitation in Short-Duration Collateral Fund, World Opportunity Overlay Fund and/or Emerging Country Debt Fund. These investments are not made in reliance on the fund of funds exemption provided in
Section 12(d)(1)(G) of the 1940 Act, but are instead made in reliance on an SEC exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the operating fees and expenses of the GMO Short-Duration Collateral Fund, GMO World Opportunity Overlay

Fund, and/or Emerging Country Debt Fund, but will indirectly bear a proportionate share of these Funds' operating fees and expenses.

TAX-SENSITIVE STRATEGIES


The Manager may control portfolio turnover of the Tax-Managed Funds in order to defer the realization and minimize the distribution of capital gains. In addition, the Manager may, when appropriate, sell securities in order to realize capital losses; such losses may be used at various times to offset realized capital gains, thus reducing net capital gain distributions. When making sales of specific securities, the Manager will consider strategies, such as selling securities with the highest cost basis, to minimize capital gains. No assurance can be given that the Manager will be successful in employing any or all of these strategies.



In lieu of redeeming in cash, the Manager may pay the redemption price in whole or in part by a distribution in kind of appreciated securities held by the Fund, so that the Fund generally will not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind will pay tax on any capital gains realized on the Fund shares redeemed. Shareholders receiving the redemption in kind also may incur additional gains or losses during the period between the date of redemption and the date the shareholder sells the distributed securities, and may incur brokerage charges on the sale of those securities.








                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN FUNDS. U.S. Equity, International Equity, and Fixed Income Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each U.S. Equity and International Equity Fund, although derivative positions may comprise a significant portion of the total assets. In Fixed Income Funds, bond futures, currency options, forwards, swaps, and other derivatives are the primary means of obtaining market exposure.


COUNTERPARTY CREDITWORTHINESS. The Manager monitors the creditworthiness of over-the-counter derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or

Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that have short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's (but do not have long-term debt ratings). (See Appendix B--"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term ratings.) In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by a particular Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that each Fund has to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce a Fund's exposure to such counterparty.


                       USE OF DERIVATIVES BY EQUITY FUNDS

U.S. EQUITY FUNDS. Funds in this group include: U.S. Core Fund, Tobacco-Free Core Fund, U.S. Quality Equity Fund, Value Fund, Intrinsic Value Fund, Growth Fund, U.S. Sector Fund, Small Cap Growth Fund, Small Cap Value Fund, Real Estate Fund, Tax-Managed U.S. Equities Fund, and Tax-Managed Small Companies Fund.

Types of Derivatives Used by the U.S. Equity Funds

-    Options, futures contracts, and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the U.S. Equity Funds

Hedging

Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.


Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.


No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors, and equities.





Risk Management - Synthetic Sales and Purchases


A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.



INTERNATIONAL EQUITY FUNDS. Funds in this group include: International Disciplined Equity Fund, International Intrinsic Value Fund, International Growth Fund, Global Growth Fund, Currency Hedged International Equity Fund, International Small Companies Fund, Emerging Markets Fund, Emerging Countries Fund, Foreign Fund, Foreign Small Companies Fund, and Tax-Managed International Equities Fund.


Types of Derivatives Used by the International Equity Funds (other than foreign currency derivative transactions)

-    Options, futures contracts, and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities (excluding Foreign Fund and Foreign Small Companies Fund)

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities (excluding Foreign Fund and Foreign Small Companies Fund)

- Contracts for differences, i.e., equity swaps that contain both long and short equity components (excluding Foreign Fund and Foreign Small Companies
     Fund)


- Only Emerging Markets Fund and Emerging Countries Fund may use structured or indexed notes


- Warrants and rights (including LEPOs, with respect to Emerging Markets Fund and Emerging Countries Fund)

Uses of Derivatives by the International Equity Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.


Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.


No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.





Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.


For example, if a Fund holds a large proportion of stocks of a particular market and the Manager believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Foreign Currency Derivative Transactions Employed by the International Equity Funds

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts (excluding Foreign Fund and Foreign Small Companies
     Fund)

Uses of Foreign Currency Derivative Transactions by the International Equity
Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the Currency Hedged International Equity Fund).


Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.


Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.


The International Intrinsic Value Fund typically will hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar. The Currency Hedged International Equity Fund will maintain short currency positions with respect to at least 70% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund. In addition, the Currency Hedged International Equity Fund may hedge currency based on the benchmark weightings of the underlying Funds (rather than the underlying Funds' investments), and thus will sometimes have a net short position with respect to certain foreign currencies.


Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.


A Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, a Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


                    USE OF DERIVATIVES BY FIXED INCOME FUNDS

Funds in this group include: Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Short-Duration Investment Fund, Emerging Country Debt Fund, and Inflation Indexed Bond Fund. Derivatives policies for Alpha Only Fund are discussed separately below.

Types of Derivatives Used by the Fixed Income Funds (other than foreign currency derivative transactions)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-    Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps, and contracts for differences

- Structured notes (excluding Short-Duration Investment Fund and Inflation Indexed Bond Fund)

Uses of Derivatives by the Fixed Income Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: A Fund may use bond futures, related options, bond options, and swap contracts to hedge against a market or credit risk already generally present in the Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment


A Fund is not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of its derivative positions. As a result, a Fund may be leveraged in terms of aggregate exposure of its assets. The Manager seeks to manage the effective market exposure of each Fund by controlling the projected tracking error relative to each Fund's benchmark.


A Fund may use derivative instruments (particularly long futures contracts, related options, and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Core Plus Bond Fund each take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.

Risk Management


A Fund may use options, futures, and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, a Fund uses these transactions as a precursor to actual sales and purchases.


Other Uses

A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

Credit default swaps are used to protect Funds (primarily Emerging Country Debt Fund, other Fixed Income Funds that invest a portion of their assets in emerging market debt, and Core Plus Bond Fund) against events of default by corporate and sovereign issuers of debt, or to create direct or synthetic short or long exposure to sovereign and domestic or foreign corporate debt securities to which such Funds are not otherwise exposed. With credit default swaps, Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Foreign Currency Derivative Transactions Used by the Fixed Income Funds

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Fixed Income Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of Currency Hedged International Bond Fund).


Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through the use of currency forwards or futures.


Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to certain limitations, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

ALPHA ONLY FUND

Alpha Only Fund uses the same types of derivatives as the International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.

Hedged Equity Strategy

The Fund's assets are primarily invested in equity securities either directly or indirectly through investment in equity Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.


The Fund pursues its investment objective by investing substantially all of its assets in a combination of: (i) equity securities; (ii) shares of U.S. Equity Funds and International Equity Funds (including Emerging Markets Fund and Emerging Countries Fund, which primarily make investments in emerging markets);
(iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk; and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure.


To the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Instead, it is expected to perform more like a short-term fixed income fund, with variation in return (alpha) resulting from the Manager's outperformance or underperformance relative to equity markets generally.

Foreign Currency Derivative Transactions Used by the Alpha Only Fund

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Alpha Only Fund

Hedging

Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.


A Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, a Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



                                 TRACKING ERROR



The Manager may consider a Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%.


                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.


Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.


(2) With respect to all Funds, except for the U.S. Quality Equity Fund and Benchmark-Free Allocation Fund, purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds, except for the U.S. Quality Equity Fund, International Disciplined Equity Fund, International Growth Fund, and Benchmark-Free Allocation Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund's total assets in the case of each Fund (except the International Intrinsic Value and Currency Hedged International Equity Funds), and with respect to not more than 25% of total assets in the case of each of the International Intrinsic Value and Currency Hedged International Equity Funds.

(7) Concentrate more than 25% of the value of its total assets in any one industry, except that the Real Estate Fund will invest more than 25% of its assets in real estate-related securities.



(8) With respect to all Funds except GMO Benchmark-Free Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO International Equity Allocation Fund, and GMO U.S. Sector Fund, purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Duration Investment Fund) may purchase and sell financial futures contracts and options thereon.



     With respect to GMO Benchmark-Free Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO International Equity Allocation Fund, and GMO U.S. Sector Fund, purchase or sell commodities or commodities contracts, except that such Funds may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts and option contracts).



(9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.



(10) With respect to the Tobacco-Free Core Fund only, invest in (i) securities which at the time of such investment are not readily marketable, (ii) securities the disposition of which is restricted under federal securities laws, and (iii) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (i), (ii) and (iii) above.



(11) With respect to each of the U.S. Core Fund, Tobacco-Free Core Fund, Small Cap Value Fund, International Disciplined Equity Fund, International Intrinsic Value Fund, International Growth Fund, Foreign Small Companies Fund, International Small Companies Fund, International Equity Allocation Fund, Global Balanced Asset Allocation Fund, Global (U.S. +) Equity Allocation Fund, and Benchmark-Free Allocation Fund, cause less than 75% of the value of the Fund's total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following actions are contrary to the present policy of all the Funds, which may be changed by the Trustees without shareholder approval:

(1) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) With respect to all Funds, except for the U.S. Quality Equity Fund and Benchmark-Free Allocation Fund, pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 under the 1940 Act (each, a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term "investments" to include both direct investments and indirect investments (e.g., investments in an underlying Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investments or indirect investments.

(6) With respect to the Short-Duration Investment Fund only, to invest more than 25% of the value of its total assets in obligations issued by banks.

(7) With respect to the Emerging Markets Fund only, for so long as any investor in the Fund is an Undertaking for Collective Investment in Transferable Securities subject to the European Communities (Undertaking for Collective Investment in Transferable Securities) Regulations 2003, as amended (the "UCITS Regulations"), hold investments in collective investment undertakings (as such term is used in the UCITS Regulations) in excess of 10% of the Fund's net assets.

Except as indicated above in Fundamental Restriction (1) and Non-Fundamental Restriction (7), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, each of the following Funds has also agreed as follows:

     1) Tax-Managed U.S. Equities Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (1) investments tied economically to the U.S. and (2) equity investments.

     2) Foreign Small Companies Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to countries outside the United States and (ii) investments in "small companies."

     3) Domestic Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) investments tied economically to the United States.

     4) Emerging Country Debt Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments.

     5) Emerging Country Debt Share Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging country issuers and (ii) debt investments.

     6) Inflation Indexed Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and
          (ii) inflation indexed investments.

When used in connection with a Fund's Name Policy, the Manager uses the terms "investments," "assets," and "tied economically" as defined in the Prospectus.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund of the Trust will be determined as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading "Distributions." Each Fund maintains a policy in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options, and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;


(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and



(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.



In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).



If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in a Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.


For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.



In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.



If a Fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as "qualified dividend income," then the Fund may, in turn, designate a portion of its distributions as "qualified dividend income" as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.


Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.


Depending on a Fund's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.



Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund invests in shares of underlying funds, its distributable income and gains will normally consist, in part, of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.



For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."


Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Certain Funds may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

BACKUP WITHHOLDING

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS


Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.



Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends").



The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund's qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.



If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.



Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31,

2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the 2004 Act.


FOREIGN TAXES

A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease a Fund's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in a Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.


Under current law, the Funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a Fund may only elect to pass through to its shareholders foreign income taxes it pays provided that it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.



A Fund's investments in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, if a Fund is in a position to treat such a passive foreign investment company as a "qualified electing fund," the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. A Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."


A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.


LOSS OF REGULATED INVESTMENT COMPANY STATUS


A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


TAX SHELTER REPORTING REGULATIONS

If a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

                             PERFORMANCE OBJECTIVES

With regard to certain Funds, the Manager has publicly stated that it seeks to achieve the stated performance objectives listed in the table below; there can be no assurances that the Manager will achieve these (or any other) stated objectives with respect to the Funds.


                   FUND                           PERFORMANCE OBJECTIVE
                   ----                           ---------------------
U.S. Core Fund                              The Fund seeks to outperform its
                                            benchmark by 2% per year over a
                                            complete market cycle.

Intrinsic Value Fund                        The Fund seeks to outperform its
                                            benchmark by 2% per year over a
                                            complete market cycle.

Growth Fund                                 The Fund seeks to outperform its
                                            benchmark by 2% per year over a
                                            complete market cycle.

Small Cap Value Fund                        The Fund seeks to outperform its
                                            benchmark by 2% per year over a
                                            complete market cycle.

Small Cap Growth Fund                       The Fund seeks to outperform its
                                            benchmark by 2% per year over a
                                            complete market cycle.

Real Estate Fund                            The Fund seeks to outperform its
                                            benchmark by

                                            1.5% per year, net of fees.

Tax-Managed U.S. Equities Fund              The Fund seeks to outperform its
                                            benchmark, on an after-tax basis, by
                                            2% per year over a complete market
                                            cycle.

Tax-Managed Small Companies Fund            The Fund seeks to outperform its
                                            benchmark, on an after-tax basis, by
                                            2% per year over a complete market
                                            cycle.

International Disciplined Equity Fund       The Fund seeks to outperform its
                                            benchmark by 2-3% per year, net of
                                            fees.

International Intrinsic Value Fund          The Fund seeks to outperform its
                                            benchmark by 3% per year, net of
                                            fees.

International Growth Fund                   The Fund seeks to outperform its
                                            benchmark by +3% per year, net of
                                            fees.

Currency Hedged International Equity Fund   The Fund seeks to outperform its
                                            benchmark by 2-3% per year, net of
                                            fees.

Foreign Fund                                The Fund seeks to outperform its
                                            benchmark by 3% per year, net of
                                            fees, over a cycle.

Foreign Small Companies Fund                The Fund seeks to outperform its
                                            benchmark by 4% per year, net of
                                            fees, over a cycle.

International Small Companies Fund          The Fund seeks to outperform its
                                            benchmark by 3-4% per year, net of
                                            fees.

Emerging Markets Fund                       The Fund seeks to outperform its
                                            benchmark by 4% annually over a five
                                            year period.

Emerging Countries Fund                     The Fund seeks to outperform its
                                            benchmark by 3% annually over a five
                                            year period

Tax-Managed International Equities Fund     The Fund seeks to outperform its
                                            benchmark, on an after-tax basis, by
                                            2-3% per year over a complete market
                                            cycle.

International Equity Allocation Fund        The Fund seeks to outperform its
                                            benchmark by 3-4% per year.

Global Balanced Asset Allocation Fund       The Fund seeks to outperform its
                                            benchmark by 2-3% per year.

Global (U.S.+) Equity Allocation Fund       The Fund seeks to outperform its
                                            benchmark by 2.5-3.5% per year.

U.S. Sector Fund                            The Fund seeks to outperform its
                                            benchmark by 2-3% per year.



                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee's and officer's date of birth ("DOB") is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust's governing documents. Each of the Trustees of the Trust is not an "interested person" of the Trust, as such term is used in the 1940 Act. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.



                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
 NAME, DATE OF BIRTH,                                           PRINCIPAL            IN FUND            OTHER
 AND POSITION(S) HELD              LENGTH OF                  OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
    WITH THE TRUST                TIME SERVED              DURING PAST 5 YEARS      OVERSEEN             HELD
 --------------------             -----------              -------------------     ----------       -------------
Donald W. Glazer, Esq.   Chairman of the Board of       Consultant--Business and       44       None
Chairman of the Board    Trustees since March 2005;     Law(2); Vice Chair
of Trustees              Lead Independent Trustee       (since 2002) and
DOB: 07/26/1944          (September 2004-March 2005);   Secretary, Provant,
                         Trustee since December 2000    Inc.; Author of Legal
                                                        Treatises.

Jay O. Light             Since May 1996                 Professor of Business          44       Director of Harvard
Trustee                                                 Administration and                      Management Company,
DOB: 10/03/1941                                         Senior Associate Dean,                  Inc. and Verde, Inc.;
                                                        Harvard University.                     Director of Partners
                                                                                                HealthCare System,
                                                                                                Inc. and Chair of its
                                                                                                Investment Committee.

W. Nicholas Thorndike    Since March 2005               Director or trustee of         44       Director of Courier
DOB: 03/28/1933                                         various corporations and                Corporation (a book
                                                        charitable                              publisher and
                                                        organizations, including                manufacturer); Member
                                                        Courier Corporation (a                  of the Investment
                                                        book publisher and                      Committee of Partners
                                                        manufacturer) (July                     HealthCare System,
                                                        1989-present); Putnam                   Inc.
                                                        Funds (December
                                                        1992-June 2004); and
                                                        Providence Journal (a
                                                        newspaper publisher)
                                                        (December 1986-December
                                                        2003).



----------
(2) As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar year ended December 31, 2003, these entities paid $469,752.50 in legal fees and disbursements to Goodwin. For the calendar year ended December 31, 2004, billings for such legal fees and disbursements were estimated to be approximately $373,499.47.

OFFICERS


                           POSITION(S) HELD                 LENGTH                        PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH      WITH THE TRUST              OF TIME SERVED                      DURING PAST 5 YEARS
----------------------     ----------------             --------------                      -------------------
Scott Eston              President and Chief     President and Chief Executive    Chief Financial Officer, Chief
DOB: 01/20/1956          Executive Officer       Officer since October 2002;      Operating Officer (2000-present) and
                                                 Vice President from August       Member, Grantham, Mayo, Van Otterloo &
                                                 1998 - October 2002.             Co. LLC.

Susan Randall Harbert    Chief Financial         Chief Financial Officer since    Member, Grantham, Mayo, Van Otterloo
DOB: 04/25/1957          Officer and Treasurer   February 2000; Treasurer         & Co. LLC.
                                                 since February 1998.

Brent C. Arvidson        Assistant Treasurer     Since August 1998.               Senior Fund Administrator, Grantham,
DOB: 06/26/1969                                                                   Mayo, Van Otterloo & Co. LLC.

Sheppard N. Burnett      Assistant Treasurer     Since September 2004.            Fund Administration Staff, Grantham,
DOB: 10/24/1968                                                                   Mayo, Van Otterloo & Co. LLC (June
                                                                                  2004--present); Vice President,
                                                                                  Director of Tax, Columbia Management
                                                                                  Group (2002-2004) and Senior Tax
                                                                                  Manager (2000-2002) and Tax Manager
                                                                                  (1999-2000), PricewaterhouseCoopers
                                                                                  LLP.

Michael E. Gillespie     Chief Compliance        Since March 2005.                Vice President of Compliance (June
DOB: 02/18/1958          Officer                                                  2004-February 2005) and Director of
                                                                                  Domestic Compliance (March 2002-June
                                                                                  2004), Fidelity Investments; Vice
                                                                                  President and Senior Counsel, State
                                                                                  Street Bank and Trust Company (May
                                                                                  1998-March 2002)

David L. Bohan           Vice President,         Since March 2005                 Legal Counsel, Grantham, Mayo, Van
DOB: 06/21/1964          Secretary, and Clerk                                     Otterloo & Co. LLC (September 2003-
                                                                                  present); Attorney, Goodwin Procter
                                                                                  LLP (September 1996-September 2003).

Julie L. Perniola        Vice President          Vice President, February,        Anti-Money Laundering Reporting
DOB: 10/07/1970                                  2003-present; Anti-Money         Officer (February 2003- December 2004)
                                                 Laundering Compliance Officer,   and Chief Compliance Officer (April
                                                 February 2003- December 2004.    1995- present), Grantham, Mayo, Van
                                                                                  Otterloo & Co. LLC.

Cheryl Wakeham           Vice President and      Since December 2004.             Manager, Client Service
DOB: 10/29/1958          Anti-Money Laundering                                    Administration, Grantham, Mayo, Van
                         Officer                                                  Otterloo & Co. LLC (February
                                                                                  1999--present).






TRUSTEES' RESPONSIBILITIES. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any custodian or underwriter.



Prior to March 24, 2005, the Board of Trustees had two standing committees: the Independent Trustees/Audit Committee and the Pricing Committee. Mr. Glazer and Mr. Light were members of the Independent Trustees/Audit Committee. During the fiscal year ended February 28, 2005, the Independent Trustees/Audit Committee held [_______] meetings. Mr. Glazer and Mr. Light also were members of the Pricing Committee, and R. Jeremy Grantham (who served as an interested Trustee until March 2005) was an alternate member of the Pricing Committee. During the fiscal year ended February 28, 2005, the Pricing Committee held [______] meetings.






Effective March 24, 2005, the Independent Trustees/Audit Committee was renamed the "Audit Committee," the Pricing Committee was renamed the "Investment/Pricing Committee," and the Board formed a third standing committee, the "Governance Committee." The Committees assist the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The Audit Committee provides oversight with respect to the accounting and financial reporting policies and practices of the Funds. Mr. Thorndike and Mr. Glazer are members of the Audit Committee, and Mr. Light is an alternate member of the Audit Committee. Mr. Thorndike is the Chairman of the Audit Committee. The Investment/Pricing Committee considers an investment program for each Fund and oversees the valuation of the Funds' securities and other assets, and, to the extent required by the Trust's Pricing Policies, determines the fair value of the Funds' securities or other assets. Mr. Light and Mr. Thorndike are members of the Investment/Pricing Committee, and Mr. Glazer is an alternate member of the Investment/Pricing Committee. Mr. Light is the Chairman of the Investment/ Pricing Committee. The Governance Committee oversees general Fund governance-related matters, including the selection and nomination of candidates to serve as independent trustees of the Trust. Mr. Glazer and Mr. Light are members of the Governance Committee, and Mr. Thorndike is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.



Shareholders wishing to make recommendations for nominees to the Board of Trustees may direct communications to the Board of Trustees as a whole or to specified individual Trustees by submitting such communications to the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A shareholder communication must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.






[DISCLOSURE REGARDING APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS TO COME FOLLOWING JUNE 2, 2005 BOARD MEETING.]


Trustee Fund Ownership


The following table sets forth ranges of the Trustees' direct beneficial share ownership in Funds of the Trust as of December 31, 2004.



                                                          AGGREGATE DOLLAR RANGE OF SHARES
                                                                DIRECTLY OWNED IN ALL
                                    DOLLAR RANGE OF          FUNDS OF THE TRUST (WHETHER
                               SHARES DIRECTLY OWNED IN       OR NOT OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER    FUNDS OFFERED HEREUNDER          OVERSEEN BY TRUSTEE
----------------------------   ------------------------   --------------------------------
JAY O. LIGHT                             None                           None
DONALD W. GLAZER                         [  ]                       Over $100,000
W. NICHOLAS THORNDIKE                    None                           [  ]



The following table sets forth ranges of the Trustees' indirect beneficial share ownership in Funds of the Trust, as of December 31, 2004, by virtue of their direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other Funds of the Trust and of other private investment companies managed by the Manager that invest in Funds of the Trust.

                                                          AGGREGATE DOLLAR RANGE OF SHARES
                                                                DIRECTLY OWNED IN ALL
                                    DOLLAR RANGE OF          FUNDS OF THE TRUST (WHETHER
                               SHARES DIRECTLY OWNED IN       OR NOT OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER    FUNDS OFFERED HEREUNDER          OVERSEEN BY TRUSTEE
----------------------------   ------------------------   --------------------------------
DONALD W. GLAZER



Trustee Ownership of Securities Issued by the Manager or Principal Underwriter


None.


Trustee Ownership of Related Companies



The following table sets forth information about securities owned by the trustees and their family members as of December 31, 2004 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.



                        NAME OF
                     OWNER(S) AND
   NAME OF NON-      RELATIONSHIP                               TITLE      VALUE OF
INTERESTED TRUSTEE    TO TRUSTEE          COMPANY             OF CLASS    SECURITIES   % OF CLASS
------------------   ------------   ---------------------   -----------   ----------   ----------
Jay O. Light              N/A              None                 N/A           N/A        N/A

Donald W. Glazer         Self          GMO Tax-Managed        Limited      $420,726     4.20%(2)
                                       Absolute Return      partnership
                                       Fund, a private       interest-
                                     investment company       Class C
                                       managed by the
                                         Manager.(1)

                                     GMO Multi-Strategy       Limited      $418,351     0.38%(2)
                                      Fund (Onshore), a     partnership
                                     private investment      interest-
                                     company managed by       Class A
                                       the Manager.(1)

                                         GMO Brazil           Limited         $0        1.95%
                                     Sustainable Forest     partnership
                                            Fund,            interest
                                        LP, a private
                                     investment company
                                         managed by
                                          Renewable
                                          Resources
                                         LLC(3), an
                                      affiliate of the
                                          Manager.

                        NAME OF
                     OWNER(S) AND
   NAME OF NON-      RELATIONSHIP                               TITLE      VALUE OF
INTERESTED TRUSTEE    TO TRUSTEE          COMPANY             OF CLASS    SECURITIES   % OF CLASS
------------------   ------------   ---------------------   -----------   ----------   ----------
                                         GMO Brazil           Limited         $0         2.02%
                                     Sustainable Forest     partnership
                                    Fund 2, LP, a private    interest
                                     investment company
                                         managed by
                                          Renewable
                                    Resources LLC(3), an
                                      affiliate of the
                                          Manager.

W. Nicholas              N/A               None                 N/A           N/A       N/A
Thorndike



(1) The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.



(2) Mr. Glazer owns less than 1% of the outstanding voting securities of the fund.



(3) The Manager may be deemed to "control" this fund by virtue of its affiliation with and role as managing member of Renewable Resources LLC.



REMUNERATION. The Trust has adopted a compensation policy for its non-interested Trustees. Each non-interested Trustee receives an annual retainer from the Trust for his services. In addition, each non-interested Chairman of the Trust's standing committees and a non-interested Chairman of the Board of Trustees receive an annual fee. Each non-interested Trustee is also paid a fee for each in-person and telephone meeting of the Board of Trustees or any committee thereof attended or participated in, as the case may be, and a fee for consideration of any action proposed to be taken by written consent. The Trust pays no additional compensation to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. All current Trustees of the Trust are non-interested Trustees.



     Other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series hereunder during the fiscal year ended February 28, 2005:



                                                     NAME OF PERSON, POSITION
                                             ----------------------------------------
                                             Jay O. Light,    Donald W. Glazer, Esq.,
                                                Trustee               Trustee
                                             -------------    -----------------------
COMPENSATION FROM EACH FUND:

U.S. Core Fund                                     $                     $
Tobacco-Free Core Fund

                                                     NAME OF PERSON, POSITION
                                             ---------------------------------------
                                             Jay O. Light,   Donald W. Glazer, Esq.,
                                                Trustee               Trustee
                                             -------------   -----------------------
U.S. Quality Equity Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund
Tax-Managed U.S. Equities Fund
Tax-Managed Small Companies Fund
International Disciplined Equity Fund
International Intrinsic Value Fund
International Growth Fund
Global Growth Fund
Currency Hedged International Equity Fund
Foreign Fund
Foreign Small Companies Fund
International Small Companies Fund
Emerging Markets Fund
Emerging Countries Fund
Tax-Managed International Equities Fund
Domestic Bond Fund
Core Plus Bond Fund
International Bond Fund
Currency Hedged International Bond Fund
Global Bond Fund
Emerging Country Debt Fund
Emerging Country Debt Share Fund
Short-Duration Investment Fund
Alpha Only Fund
Inflation Indexed Bond Fund
Benchmark-Free Allocation Fund
International Equity Allocation Fund
Global Balanced Asset Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund
PENSION OR RETIREMENT BENEFITS ACCRUED AS
   PART OF FUND EXPENSES:

ESTIMATED ANNUAL BENEFITS UPON RETIREMENT:

TOTAL COMPENSATION FROM THE TRUST:              $165,903             $170,683






Mr. Eston and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.


Except as set forth below, as of June __, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund.






                   AGGREGATE %
FUND   CLASS   OWNERSHIP INTEREST
----   -----   ------------------






CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGEMENT CONTRACTS

As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment or asset allocation program, as applicable, for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund (with the exception of the Emerging Country Debt Fund) with respect to certain Fund expenses through at least the date shown in each Fund's "Fee and expenses" table.

Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period of two years from the date of its execution and continuously thereafter only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.


For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. Pursuant to the relevant Management Contract, the Funds have paid the following amounts as Management Fees to the Manager during the last three fiscal years:



                                               Gross       Reduction          Net
                                            -----------   -----------     -----------
U.S. CORE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                           10,372,640       871,163       9,501,477
Year ended 2/28/03                            8,520,974       684,970       7,836,004

TOBACCO-FREE CORE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            1,879,903       214,709       1,665,194
Year ended 2/28/03                            1,539,653       178,855       1,360,798

U.S. QUALITY EQUITY FUND

Year ended 2/28/05                          $             $               $
Commencement of Operations
(2/6/04) through 2/29/04                         11,330        11,330               0

                                               Gross       Reduction          Net
                                            -----------   -----------     -----------
VALUE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              285,934       122,794         163,140
Year ended 2/28/03                              908,459       138,784         769,675

INTRINSIC VALUE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              219,631        91,347         128,284
Year ended 2/28/03                              171,478        78,124          93,354

GROWTH FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            1,423,641       233,487       1,190,154
Year ended 2/28/03                              464,149       129,508         334,641

SMALL CAP VALUE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              642,404       154,482         487,922
Year ended 2/28/03                              609,617       139,504         470,113

SMALL CAP GROWTH FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              109,672        81,387          28,285
Year ended 2/28/03                               51,709        51,709               0

REAL ESTATE FUND

Year ended 2/28/05                          $             $          (a)  $
Year ended 2/29/04                              970,641       433,696         536,945
Year ended 2/28/03                            1,162,513        92,965       1,069,548

TAX-MANAGED U.S. EQUITIES FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              168,016        67,384         100,632
Year ended 2/28/03                              123,130        61,050          62,080

                                               Gross       Reduction          Net
                                            -----------   -----------     -----------
TAX-MANAGED SMALL COMPANIES FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              123,371        70,311          53,060
Year ended 2/28/03                              162,753        53,737         109,016

INTERNATIONAL DISCIPLINED EQUITY FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                          $   448,927   $   305,257     $   143,670
Year ended 2/28/03                              289,406       280,639           8,767

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            9,308,755     1,530,203       7,778,552
Year ended 2/28/03                            7,000,434     1,246,654       5,753,780

INTERNATIONAL GROWTH FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            1,582,249       476,897       1,105,352
Year ended 2/28/03                              813,201       332,051         481,150

GLOBAL GROWTH FUND

Commencement of Operations (11/14/05)
Through 2/28/05

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              418,011       418,011               0
Year ended 2/28/03                              116,529       116,529               0

FOREIGN FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                           17,489,452     2,412,606      15,076,846
Year ended 2/28/03                            9,153,120     1,353,328       7,799,792

                                               Gross       Reduction          Net
                                            -----------   -----------     -----------
FOREIGN SMALL COMPANIES FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            4,518,896       740,342       3,778,554
Year ended 2/28/03                            2,538,475       528,868       2,009,607

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            6,248,793     1,385,606       4,863,187
Year ended 2/28/03                            2,684,104       761,727       1,922,377

EMERGING MARKETS FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                           35,124,975       709,377      34,415,598
Year ended 2/28/03                           15,328,439       286,002      15,042,437

EMERGING COUNTRIES FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            1,338,503       119,080       1,219,423
Year ended 2/28/03                              492,799       236,929         255,870


TAX-MANAGED INTERNATIONAL EQUITIES FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              780,818       372,823         407,995
Year ended 2/28/03                              475,127       392,074          83,053

DOMESTIC BOND FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              205,124       121,170          83,954
Year ended 2/28/03                              116,826        60,331          56,495

CORE PLUS BOND FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              946,606       340,343         606,263
Year ended 2/28/03                              757,034       242,839         514,195

                                               Gross       Reduction          Net
                                            -----------   -----------     -----------
INTERNATIONAL BOND FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              424,261       202,835         221,426
Year ended 2/28/03                              336,004       146,545         189,459

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              113,941       111,586           2,355
Year ended 2/28/03                               36,221        36,221               0

GLOBAL BOND FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              282,993       184,288     $    98,705
Year ended 2/28/03                              525,898       212,177         313,721

EMERGING COUNTRY DEBT FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                            5,675,334             0       5,675,334
Year ended 2/28/03                            4,047,684        60,430       3,987,254

EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                                    0             0               0
Year ended 2/28/03                                    0             0               0

SHORT-DURATION INVESTMENT FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                               23,424        23,424               0
Year ended 2/28/03                               27,078        27,078               0

ALPHA ONLY FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              235,403       235,403               0
Year ended 2/28/03                               81,351        81,351               0

                                               Gross       Reduction          Net
                                            -----------   -----------     -----------
INFLATION INDEXED BOND FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              354,147       225,747         128,400
Year ended 2/28/03                              241,490       135,718         105,772

BENCHMARK-FREE ALLOCATION FUND

Year ended 2/28/05                          $             $               $
Commencement of Operations
(7/23/03) through 2/29/04                             0             0               0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                                    0             0               0
Year ended 2/28/03                                    0             0               0

GLOBAL BALANCED ASSET ALLOCATION FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                                    0             0               0
Year ended 2/28/03                                    0             0               0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                                    0             0               0
Year ended 2/28/03                                    0             0               0

U.S. SECTOR FUND

Year ended 2/28/05                          $             $               $
Year ended 2/29/04                              147,018       147,018               0
Year ended 2/28/03                               21,756        21,756               0


(a) The Manager has temporarily agreed to waive 0.21% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.33% of the Fund's average daily net assets. The Manager may terminate this waiver at any time upon notice to shareholders.

In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

PORTFOLIO MANAGEMENT



Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund.



The following table sets forth additional information as of February 28, 2005 about the senior members of the divisions responsible for coordinating the relevant Funds' overall portfolio management.

                     OTHER REGISTERED INVESTMENT COMPANIES
                       MANAGED (INCLUDING OTHER NON-GMO       OTHER POOLED INVESTMENT VEHICLES       SEPARATE ACCOUNTS MANAGED
  SENIOR MEMBER     MUTUAL FUND SUBADVISORY RELATIONSHIPS)        MANAGED (WORLD-WIDE)                      (WORLD-WIDE)
-----------------   --------------------------------------   ---------------------------------   ---------------------------------
                       Number of accounts   Total assets     Number of accounts   Total assets   Number of accounts   Total assets
                       ------------------   ------------     ------------------   ------------   ------------------   ------------
Edmond Choi
Thomas Cooper
Arjun Divecha
Thomas Hancock
Ben Inker
William Nemerever
Robert Soucy*
Ann Spruill
Sam Wilderman



                    OTHER REGISTERED INVESTMENT COMPANIES
                      MANAGED FOR WHICH GMO RECEIVES A       OTHER POOLED INVESTMENT VEHICLES
                    PERFORMANCE-BASED FEE (INCLUDING OTHER    MANAGED (WORLD-WIDE) FOR WHICH     SEPARATE ACCOUNTS MANAGED (WORLD-
                      NON-GMO MUTUAL FUND SUBADVISORY        GMO RECEIVES A PERFORMANCE-BASED      WIDE) FOR WHICH GMO RECEIVES A
                                 RELATIONSHIPS)                             FEE                       PERFORMANCE-BASED FEE
                    --------------------------------------   ---------------------------------   ---------------------------------
                       Number of accounts   Total assets     Number of accounts   Total assets   Number of accounts   Total assets
                       ------------------   ------------     ------------------   ------------   ------------------   ------------
Edmond Choi
Thomas Cooper
Arjun Divecha
Thomas Hancock
Ben Inker
William Nemerever
Robert Soucy*
Ann Spruill
Sam Wilderman



* Mr. Soucy will retire as of December 31, 2005.

Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the presence of conflicts between the Funds and other similar accounts managed by GMO's investment divisions. First, all investment professionals are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Second, where similar accounts are traded in a common trading environment, performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts. Third, GMO's investment divisions and GMO's Investment Analysis team periodically examine performance dispersion among accounts employing the same investment strategy but with different fee structures to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows. Fourth, the fact that the investment programs of most of the Funds and other similar accounts are determined based on quantitative models imposes discipline and constraint on the GMO investment divisions.



Senior members of each division are members (partners) of GMO. The compensation of senior members consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. The base salary is decided by GMO's Compensation Committee, taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is agreed upon by GMO's Compensation Committee taking into account the individual's contribution to GMO and its mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person's compensation is based on his or her individual performance, GMO does not have a typical percentage split among base, bonus and other compensation. GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.



PORTFOLIO MANAGER FUND OWNERSHIP. The following table sets forth the dollar range of each senior member's beneficial share ownership as of February 28, 2005 in the Fund or Funds which the senior member manages:



NAME OF SENIOR MEMBER   DOLLAR RANGE OF EQUITY SECURITIES IN FUND
---------------------   -----------------------------------------
     Edmond Choi        Value Fund
                        Real Estate Fund

    Thomas Cooper       Domestic Bond Fund
                        Core Plus Bond Fund
                        International Bond Fund
                        Currency Hedged International Bond Fund
                        Global Bond Fund
                        Emerging Country Debt Fund
                        Emerging Country Debt Share Fund
                        Short-Duration Investment Fund

NAME OF SENIOR MEMBER   DOLLAR RANGE OF EQUITY SECURITIES IN FUND
---------------------   -----------------------------------------
                        Inflation-Indexed Bond Fund

    Arjun Divecha       Emerging Markets Fund
                        Emerging Countries Fund

    Thomas Hancock      International Disciplined Equity Fund
                        International Intrinsic Value Fund
                        International Growth Fund
                        Global Growth Fund
                        Currency Hedged International Equity Fund
                        International Small Companies Fund
                        Tax-Managed International Equities Fund
                        Alpha Only Fund

      Ben Inker         Benchmark-Free Allocation Fund
                        International Equity Allocation Fund
                        Global Balanced Asset Allocation Fund
                        Global (U.S.+) Equity Allocation Fund
                        U.S. Sector Fund

  William Nemerever     Domestic Bond Fund
                        Core Plus Bond Fund
                        International Bond Fund
                        Currency Hedged International Bond Fund
                        Global Bond Fund
                        Emerging Country Debt Fund
                        Emerging Country Debt Share Fund
                        Short-Duration Investment Fund
                        Inflation-Indexed Bond Fund

    Robert Soucy*       U.S. Core Fund
                        Tobacco-Free Core Fund
                        U.S. Quality Equity Fund
                        Intrinsic Value Fund
                        Growth Fund
                        Small Cap Value Fund
                        Small Cap Growth Fund
                        Tax-Managed U.S. Equities Fund
                        Tax-Managed Small Companies Fund

     Ann Spruill        Foreign Fund
                        Foreign Small Companies Fund

    Sam Wilderman       U.S. Core Fund
                        Tobacco-Free Core Fund
                        U.S. Quality Equity Fund
                        Intrinsic Value Fund
                        Growth Fund
                        Small Cap Value Fund
                        Small Cap Growth Fund
                        Tax-Managed U.S. Equities Fund
                        Tax-Managed Small Companies Fund




* Mr. Soucy will retire as of December 31, 2005.


CUSTODIAL ARRANGEMENTS. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

SHAREHOLDER SERVICE ARRANGEMENTS. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Funds of the Trust, GMO provides direct client service, maintenance, and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.



The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:



                                          March 1, 2002       March 1, 2003       March 1, 2004
                                             Through             Through             Through
                                        February 28, 2003   February 29, 2004   February 28, 2005
                                        -----------------   -----------------   -----------------
U.S. Core Fund                              $3,381,812        $4,207,253                $
Tobacco-Free Core Fund                         568,939           687,409
U.S. Quality Equity Fund                            --             3,816(a)
Value Fund                                     288,995            80,328
Intrinsic Value Fund                            77,945            99,832
Growth Fund                                    201,156           523,131
Small Cap Value Fund                           277,099           292,002
Small Cap Growth Fund                           23,504            49,851
Real Estate Fund                               322,920           269,622
Tax-Managed U.S. Equities Fund                  55,968            76,371
Tax-Managed Small Companies Fund                44,387            33,647
International Disciplined Equity Fund          108,527           163,567
International Intrinsic Value Fund           1,788,899         2,346,398
International Growth Fund                      225,890           439,514
Global Growth Fund
Currency Hedged International
   Equity Fund                                   9,746            26,183
Foreign Fund                                 2,292,463         4,565,674
Foreign Small Companies Fund                   475,462           835,644
International Small Companies Fund             671,026         1,562,198
Emerging Markets Fund                        2,447,724         5,538,853
Emerging Countries Fund                        113,348           264,027
Tax-Managed International Equities
   Fund                                        131,980           216,894
Domestic Bond Fund                             175,240           307,686

                                            March 1, 2002       March 1, 2003       March 1, 2004
                                               Through             Through             Through
                                          February 28, 2003   February 29, 2004   February 28, 2005
                                          -----------------   -----------------   -----------------
Core Plus Bond Fund                             437,693            550,998
International Bond Fund                         193,927            246,904
Currency Hedged International Bond Fund          21,021             66,275
Global Bond Fund                                410,039            216,131
Emerging Country Debt Fund                    1,478,704          2,072,604
Emerging Country Debt Share Fund                      0                  0
Short-Duration Investment Fund                   81,237             70,271
Alpha Only Fund                                   3,336              7,361
Inflation Indexed Bond Fund                     362,235            531,220
Benchmark-Free Allocation Fund                       --                  0(b)
International Equity Allocation Fund                  0                  0
Global Balanced Asset Allocation Fund                 0                  0
Global (U.S.+) Equity Allocation Fund                 0                  0
U.S. Sector Fund                                      7                  0


(a) Reflects fees paid from the Fund's commencement of operations on February 6, 2004 through February 29, 2004.


(b) Reflects fees paid from the Fund's commencement of operations on July 23, 2003 through February 29, 2004.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

DISTRIBUTOR. Funds Distributor, Inc. ("FDI"), 100 Summer Street, 15th Floor, Boston, Massachusetts 02110, serves as the Trust's distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).

COUNSEL. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. In addition, two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust's pricing policies.

BROKERAGE AND RESEARCH SERVICES. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Funds with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager receives such services from brokers who handle a substantial portion of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities, and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.


The Trust paid, on behalf of the Funds, the following amounts in brokerage commissions during the three most recent fiscal years:



                                            March 1, 2002       March 1, 2003       March 1, 2004
                                               Through             Through             Through
                                          February 28, 2003   February 29, 2004   February 28, 2005
                                          -----------------   -----------------   -----------------
U.S. Core Fund                                $3,255,442        $ 3,493,333
Tobacco-Free Core Fund                           550,052            610,719

                                            March 1, 2002       March 1, 2003       March 1, 2004
                                               Through             Through             Through
                                          February 28, 2003   February 29, 2004   February 28, 2005
                                          -----------------   -----------------   -----------------
U.S. Quality Equity Fund                             N/A            175,613(a)
Value Fund                                       897,675            339,776
Intrinsic Value Fund                             113,315             94,018
Growth Fund                                      327,997            869,998
Small Cap Value Fund                             632,475            468,744
Small Cap Growth Fund                             55,475             91,407
Real Estate Fund                                 633,643            277,988
Tax-Managed U.S. Equities Fund                    70,776             69,020
Tax-Managed Small Companies Fund                  66,213             52,953
International Disciplined Equity Fund             71,059            138,515
International Intrinsic Value Fund             1,000,300          1,856,801
International Growth Fund                        239,686          1,038,640
Global Growth Fund
Currency Hedged International
   Equity Fund                                        --                 --
Foreign Fund                                   2,252,735          4,436,841
Foreign Small Companies Fund                     590,324          1,031,004
International Small Companies Fund               583,417          2,327,095
Emerging Markets Fund                          7,328,423         15,351,581
Emerging Countries Fund                          442,295            660,734
Tax-Managed International Equities Fund          111,779            425,333
Domestic Bond Fund                                 9,712             51,997
Core Plus Bond Fund                               24,991            156,016
International Bond Fund                            7,427             50,019
Currency Hedged International Bond Fund              567             14,628
Global Bond Fund                                  19,362             59,094
Emerging Country Debt Fund                         3,063             23,641
Emerging Country Debt Share Fund                      --                 --
Short-Duration Investment Fund                        --                 --
Alpha Only Fund                                   41,030             44,324
Inflation Indexed Bond Fund                           --              6,923
Benchmark-Free Allocation Fund                       N/A                 --(b)
International Equity Allocation Fund                  --                 --

                                            March 1, 2002       March 1, 2003       March 1, 2004
                                               Through             Through             Through
                                          February 28, 2003   February 29, 2004   February 28, 2005
                                          -----------------   -----------------   -----------------
Global Balanced Asset Allocation Fund                 --                 --
Global (U.S.+) Equity Allocation Fund                 --                 --
U.S. Sector Fund                                      --                 --


(a) Reflects commissions generated from the Fund's commencement of operations on February 6, 2004 through February 29, 2004.


(b) Reflects commissions generated from the Fund's commencement of operations on July 23, 2003 through February 29, 2004.






Differences in the amount of brokerage commissions paid by the Trust, on behalf of a Fund, during a Fund's three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions, (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions, or (iii) rebalancing portfolios to reflect the results of the Manager's portfolio management models. Changes in the amount of brokerage commissions paid by the Trust, on behalf of a Fund, do not reflect material changes in the Fund's investment objective or strategies.


                      PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust's proxy voting policy and the Manager's proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.

The Manager's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.


                        DISCLOSURE OF PORTFOLIO HOLDINGS.



The policy of each Fund of the Trust is to protect the confidentiality of each Fund's portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy.



Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over such policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds' portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies, and therefore potentially substantially similar portfolio holdings, as certain Funds.



Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund's portfolio holdings.



GMO may disclose a Fund's portfolio holdings (together with any other information from which the Fund's portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the "Portfolio Holdings Information") to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents ("Permitted Recipients") by means of the GMO website. The Funds' prospectus describes, to the extent applicable, the type of information that is disclosed on GMO's website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure. GMO also may make Portfolio Holdings Information available to Permitted Recipients by email or by any other means in such scope and form and with such frequency as GMO may reasonably determine no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund's prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund's website where the information will be made available) or on the same day as a publicly available, routine filing with the Securities and Exchange Commission ("SEC") that includes the Portfolio Holdings Information.



In order to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.



In certain cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. Such disclosure may only be made if senior management of GMO determines that such disclosure is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund's shareholders. GMO will seek to monitor a recipient's use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.



The restrictions and obligations described above do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO's affiliates, the Funds' custodians and auditors, the Funds' pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund's behalf, and persons assisting the Funds in the voting of proxies. In addition, no provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holding Information as may be required by applicable law, rules or regulations.



Senior management of GMO may authorize any exceptions to these procedures. Exceptions shall be disclosed to the Chief Compliance Officer of the Trust.



If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interests of a Fund's shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO shall inform the Trust's Chief Compliance Officer of the potential conflict, and the Trust's Chief Compliance Officer shall decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances, and shall report his decision to the Board of Trustees.



GMO will regularly report the following information to the Board of Trustees:



     - Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;



     - The nature and scope of disclosure of Portfolio Holdings Information to third parties;



     -    Exceptions to these procedures authorized by senior management of GMO;
          and



     - Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.



ONGOING ARRANGEMENTS TO MAKE PORTFOLIO HOLDINGS AVAILABLE. Portfolio Holdings Information is disclosed on an on-going basis (generally, daily, except with respect to PricewaterhouseCoopers LLP, which receives holdings as needed in connection with the services it provides to the Funds) to the following entities who provide on-going services to the Funds in connection with their day-to-day operations and management:



         NAME OF RECIPIENT                        FUNDS                   PURPOSE OF DISCLOSURE
----------------------------------   -------------------------------   --------------------------
Investors Bank & Trust Company       U.S. Equity Funds, Fixed Income   Custodial and securities
                                     Funds, and GMO U.S. Sector Fund   lending services

                                     All Funds                         Compliance testing

Brown Brothers Harriman & Co.        International Equity Funds        Custodial services and
                                                                       compliance testing

Boston Global Advisors               International Equity Funds        Securities lending
                                                                       services

PricewaterhouseCoopers LLP           All Funds                         Independent registered
                                                                       public accounting firm

Institutional Shareholder Services   All Funds                         Corporate actions services

         NAME OF RECIPIENT                        FUNDS                PURPOSE OF DISCLOSURE
----------------------------------   -------------------------------   ---------------------
Interactive Data                     International Equity Funds        Fair value pricing

FactSet                              All Funds                         Data service provider



Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:



         NAME OF RECIPIENT                        FUNDS                PURPOSE OF DISCLOSURE
----------------------------------   -------------------------------   ---------------------
Epstein & Associates, Inc.           All Funds                         Software provider for
                                                                       Code of Ethics
                                                                       monitoring system

Financial Models Company Inc.        All Funds                         Recordkeeping system


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985, as amended and restated June 23, 2000, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.


Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of forty-four series: U.S. Core Fund; Tobacco-Free Core Fund; U.S. Quality Equity Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Emerging Markets Quality Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; International Core Plus Allocation Fund; Global Growth Fund; World Opportunity Overlay Fund; and Alternative Asset Opportunity Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


On June __, 2005, the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:






[TO COME AFTER JUNE 1, 2005.]


As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.


[As of June __, 2005, greater than 10% of the following Funds' shares were held by accounts for which the Manager has investment discretion: U.S Core Fund, Value Fund, Intrinsic Value Fund, Tax Managed U.S. Equities Fund, International Disciplined Equity Fund, Emerging Markets Fund, International Bond Fund, Emerging Country Debt Fund, and Short-Duration Investment Fund. As of June __, 2005, a significant portion of the following Funds' shares were held by accounts for which the Manager has investment discretion: U.S. Quality Equity Fund, International Intrinsic Value Fund, International Small Companies Fund, and Inflation Indexed Bond Fund. As of June __, 2005, substantially all of the following Funds' shares were held by accounts for which the Manager has investment discretion: Small Cap Value Fund, Small Cap Growth Fund, Real Estate Fund, International Growth Fund, Currency Hedged International Equity Fund, Domestic Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Alpha Only Fund, and Benchmark-Free Allocation Fund.]

                                MULTIPLE CLASSES



The Manager makes all decisions relating to aggregation of accounts for purposes of determining eligibility for the various classes of shares offered by a Fund. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, the Manager considers several factors about its clients including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts are for the same institution regardless of legal entity; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and the relationship can be serviced from a single geographic location.


                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote by individual Fund (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of the affected Funds are entitled to vote thereon. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES





[TO COME AFTER JUNE 1, 2005.]


                                  OTHER MATTERS








                                [TO BE UPDATED.]


                              FINANCIAL STATEMENTS


The Trust's audited financial statements for the fiscal year ended February 28, 2005 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to GMO Alternative Asset Opportunity Fund, GMO Emerging Markets Quality Fund, GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund, GMO Taiwan Fund, and GMO World Opportunity Overlay Fund) hereby incorporated in this Statement of Additional Information by reference.

Appendix A

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS


Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Special Purpose Holding Fund, Short-Duration Collateral Fund, and Taiwan Fund) offering shares of beneficial interest as of February 28, 2005, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2005.



U.S. Core Fund-Class II
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
U.S. Core Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
U.S. Core Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ]shares of beneficial interest outstanding)              $
      Offering Price                                               $
U.S. Core Fund-Class V
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
U.S. Core Fund-Class VI
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Tobacco-Free Core Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Tobacco-Free Core Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
U.S. Quality Equity Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
U.S. Quality Equity Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $

Value Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Intrinsic Value Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Growth Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Small Cap Value Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($15.51 x 100/99.50) *                        $
Small Cap Growth Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($21.78 x 100/99.50) *                        $
Real Estate Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Tax-Managed U.S. Equities Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Tax-Managed Small Companies Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($14.80 x 100/99.50) *                        $
International Disciplined Equity Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
International Disciplined Equity Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
International Intrinsic Value Fund-Class II
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $


----------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" and "Cash Purchase Premiums and Redemption Fees" in the Prospectus.

      Offering Price                                               $
International Intrinsic Value Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
International Intrinsic Value Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
International Growth Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Global Growth Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)
      Offering Price                                               $
Currency Hedged International Equity Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Foreign Fund-Class II
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Foreign Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Foreign Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Foreign Small Companies Fund-Class III
[   ]  shares of beneficial interest outstanding)                  $
   Offering Price                                                  $
Foreign Small Companies Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
International Small Companies Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($17.09 x 100/99.40)*                         $


----------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" and "Cash Purchase Premiums and Redemption Fees" in the Prospectus.

Emerging Markets Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($15.78 x 100/99.20)*                         $
Emerging Markets Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($15.75 x 100/99.20)*                         $
Emerging Markets Fund-Class V
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($15.77 x 100/99.20)*                         $
Emerging Markets Fund-Class VI
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($15.76 x 100/99.20)*                         $
Emerging Countries Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Tax-Managed International Equities Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Domestic Bond Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Core Plus Bond Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
International Bond Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Currency Hedged International Bond Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Global Bond Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $


----------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" and "Cash Purchase Premiums and Redemption Fees" in the Prospectus.

Emerging Country Debt Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($10.51 x 100/99.50)*                         $
Emerging Country Debt Fund-Class IV
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($10.51 x 100/99.50)*                         $
Emerging Country Debt Share Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ]shares of beneficial interest outstanding)              $
      Offering Price                                               $
Short-Duration Investment Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Alpha Only Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($9.99 x 100/99.88)*                          $
Inflation Indexed Bond Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price                                               $
Benchmark-Free Allocation Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($24.28 x 100/99.63)*                         $
International Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($12.83 x 100/99.83)*                         $
Global Balanced Asset Allocation Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($10.74 x 100/99.87)*                         $
Global (U.S.+) Equity Allocation Fund-Class III


----------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" and "Cash Purchase Premiums and Redemption Fees" in the Prospectus.

   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($10.86 x 100/99.83)*                         $
U.S. Sector Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)             $
      Offering Price ($6.40 x 100/99.85)*                          $


----------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" and "Cash Purchase Premiums and Redemption Fees" in the Prospectus.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:


Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.


A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

Appendix C

                                    GMO TRUST
                               PROXY VOTING POLICY

I.   STATEMENT OF POLICY

GMO Trust (the "Fund") delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the "Adviser").

Therefore, the Board of Trustees (the "Board") of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") on behalf of the Fund when exercising voting authority on behalf of the Fund.

II.  STANDARD

The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.

III. REVIEW OF PROXY VOTING PROCEDURES

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified EXCEPT in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.  DISCLOSURE

The following disclosure shall be provided:

     A. The Adviser shall make available its proxy voting records, for inclusion in the Fund's Form N-PX.

     B. The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund's annual filing on Form N-CSR or the statement of additional information.

     C. The Adviser shall cause the Fund's shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund's web site (if the Fund so chooses) and (ii) information is available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund's web site.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.  PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

     (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

     (2)  ensure that proxies are voted and submitted in a timely manner;

     (3)  handle other administrative functions of proxy voting;

     (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (5)  maintain records of votes cast; and

     (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time.

Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III. PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

     1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

     2.   Overseeing the proxy voting process; and

     3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.  CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

     1. GMO has a business relationship or potential relationship with the issuer;

     2. GMO has a business relationship with the proponent of the proxy proposal; or

     3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.   RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

     (1) a copy of these policies and procedures which shall be made available to clients, upon request;

     (2)  a record of each vote cast (which ISS maintains on GMO's behalf); and

     (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.  REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective: August 6, 2003

                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

              CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING GUIDELINES

     Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     - there are clear concerns about the past performance of the company or the board; or

     -    the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.


Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances: Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.


INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

GMO TRUST                                                             Prospectus

                                                                   June 30, 2005

CLASS M SHARES

GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Real Estate Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- Core Plus Bond Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Emerging Country Debt Share Fund
- Short-Duration Investment Fund
- Inflation Indexed Bond Fund

INTERNATIONAL EQUITY FUNDS
- International Disciplined Equity Fund
- International Intrinsic Value Fund
- International Growth Fund
- Currency Hedged International Equity Fund
- Foreign Fund
- Emerging Countries Fund

This prospectus offers only Class M shares. Information about other classes of shares and other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                 PAGE
                                                              -----------
SUMMARIES OF FUND OBJECTIVES, PRINCIPAL INVESTMENT
  STRATEGIES AND PRINCIPAL RISKS............................            1
  U.S. Equity Funds.........................................            2
     U.S. Core Fund.........................................            2
     Tobacco-Free Core Fund.................................            4
     Value Fund.............................................            6
     Intrinsic Value Fund...................................            8
     Growth Fund............................................           10
     Real Estate Fund.......................................           12
  International Equity Funds................................           14
     International Disciplined Equity Fund..................           14
     International Intrinsic Value Fund.....................           16
     International Growth Fund..............................           18
     Currency Hedged International Equity Fund..............           20
     Foreign Fund...........................................           22
     Emerging Countries Fund................................           24
  Fixed Income Funds........................................           27
     Domestic Bond Fund.....................................           28
     Core Plus Bond Fund....................................           30
     International Bond Fund................................           32
     Currency Hedged International Bond Fund................           34
     Global Bond Fund.......................................           36
     Emerging Country Debt Share Fund.......................           38
     Short-Duration Investment Fund.........................           40
     Inflation Indexed Bond Fund............................           42
DESCRIPTION OF PRINCIPAL RISKS..............................           44
MANAGEMENT OF THE TRUST.....................................           50
DETERMINATION OF NET ASSET VALUE............................           52
NAME POLICIES...............................................           53
DISCLOSURE OF PORTFOLIO HOLDINGS............................           53
HOW TO PURCHASE SHARES......................................           53
HOW TO REDEEM SHARES........................................           54
DISTRIBUTION AND SERVICE (12B-1) PLAN.......................           55
DISTRIBUTIONS AND TAXES.....................................           56
FINANCIAL HIGHLIGHTS........................................           57
INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE
  PROSPECTUSES..............................................           68
FUND CODES...........................................   inside back cover
ADDITIONAL INFORMATION......................................   back cover
SHAREHOLDER INQUIRIES.......................................   back cover
DISTRIBUTOR.................................................   back cover

                                  SUMMARIES OF
     FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS


     This section contains summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks. The summaries are not designed to be all-inclusive, and each Fund may make investments, employ strategies, and be exposed to risks that are not described in a Fund's summary. More information about each Fund's investments and strategies is set forth in the Statement of Additional Information ("SAI"). See the back cover of this Prospectus for information about how to receive the SAI. The Funds' Board of Trustees ("Trustees") may change a Fund's investment objective and strategies without shareholder approval unless the objective or strategy is identified in this Prospectus or in the SAI as "fundamental." Only the investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Duration Investment Fund, and International Intrinsic Value Fund are fundamental. Unless otherwise specified in this Prospectus or in the SAI, Grantham, Mayo, Van Otterloo & Co. LLC, the investment manager of each Fund (the "Manager" or "GMO"), is not obligated to and generally will not consider tax consequences when seeking to achieve a Fund's investment objective (e.g., a Fund may engage in transactions that are not tax efficient for shareholders subject to U.S. federal income tax). Portfolio turnover is not a principal consideration when making investment decisions for the Funds. Based on its assessment of market conditions, the Manager may trade a portfolio's investments more frequently at some times than at others. High turnover rates may adversely affect a Fund's performance by generating additional expenses and may result in additional taxable income for its shareholders.


     Many of the Fund summaries state that a Fund will make "investments" in a particular type of security or other asset. When used in this Prospectus, the term "investments" includes both direct investments and indirect investments (e.g., investments in another Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset).

     To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, certain Funds have adopted a policy, described in such Funds' "Principal investment strategies," of investing at least 80% of their assets in certain types of investments, industries, countries, or geographic regions (each policy, a "Name Policy"). See "Name Policies."

     Investing in mutual funds involves risk, including the risk that the strategies and techniques of the Manager will fail to produce the desired results (see "Management of the Trust" for a description of the Manager and "Description of Principal Risks - Management Risk"). Each Fund is subject to risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to "Description of Principal Risks" in this Prospectus for a more detailed discussion of the principal risks of investing in the Funds. Each Fund may be exposed to risks in addition to the principal risks described in this Prospectus.


It is important for you to note that an investment in a Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



     See "Fund Codes" on the inside back cover of this Prospectus for information regarding each Fund's ticker, symbol, and CUSIP number. This Prospectus does not offer shares in any state where they may not lawfully be offered.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
                                                    Fund Inception Date: 9/18/85

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.


     The Manager uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                              GMO U.S. CORE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return calendar period with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                       ANNUAL TOTAL RETURN/Class M Shares
                            Year Ending December 31
[Graph]

                                                                          U.S. CORE FUND (%)
                                                                          ------------------
2003                                                                             26.34
2004                                                                              9.51

                        Highest Quarter: 16.57% (2Q2003)
                        Lowest Quarter: -5.07% (1Q2003)


             Year-to-Date (as of 3/31/05):     %

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.*
----------------------------------------------------------------------------
 CLASS M                                                        4/15/02
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.51%      N/A        N/A       4.67%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %      N/A        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %      N/A        N/A           %
----------------------------------------------------------------------------
 S&P 500 INDEX                    10.88%      N/A        N/A       5.39%
----------------------------------------------------------------------------
* Since inception of Class M shares.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %
  Administration fee                                                                            %(1)
  Total annual operating expenses                                                               %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page    of
this Prospectus) exceed 0.33% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                               ------    -------   -------   --------
Class M                                                         $         $         $          $

                                                   Fund Inception Date: 10/31/91
 GMO TOBACCO-FREE CORE FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in larger capitalized U.S. companies, other than tobacco-producing companies. Under normal circumstances, the Fund must invest at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies. The Manager defines tobacco-free companies as those companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.


     The Manager uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and
(iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                      GMO TOBACCO-FREE CORE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                      TOBACCO FREE CORE FUND (%)
                                                                      --------------------------
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25
2000                                                                             -0.89
2001                                                                             -8.82
2002                                                                            -20.25
2003                                                                             26.52
2004                                                                              9.26

                        Highest Quarter: 19.47% (4Q1998)
                        Lowest Quarter: -17.27% (3Q2002)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.26%   -0.08%     13.24%       12.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                     --%      --%        --%          --%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                       --%      --%        --%          --%
----------------------------------------------------------------------------
 S&P 500 INDEX                   10.88%   -2.30%     12.07%       11.13%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.33%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %
  Expense reimbursement                                                                       %(2)
  Net annual expenses                                                                         %


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page    of
this Prospectus) exceed 0.33% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


       ** After reimbursement

                                                   Fund Inception Date: 11/13/90
 GMO VALUE FUND

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its investment objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of such companies.


     The Manager uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the Manager believes to be their true fundamental value. The Manager then applies traditional fundamental analysis to evaluate a potential issuer's financial, operational, and management strength. The Manager evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                          GMO VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return calendar period with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                       ANNUAL TOTAL RETURN/Class M Shares
                            Year Ending December 31
[Graph]

                                                                            VALUE FUND (%)
                                                                            --------------
2003                                                                             28.76
2004                                                                             12.33

                        Highest Quarter: 17.57% (2Q2003)
                        Lowest Quarter: -4.48% (1Q2003)


             Year to Date (as of 3/31/05):     %

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.*
----------------------------------------------------------------------------
 CLASS M                                                        1/10/02
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              12.33%      N/A        N/A       4.62%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %      N/A        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %      N/A        N/A           %
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         16.49%      N/A        N/A       8.43%
----------------------------------------------------------------------------
* Since inception of Class M shares.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.46%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.46% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class M                                                        $        $         $         $

                                                     Fund Inception Date: 8/2/99
 GMO INTRINSIC VALUE FUND

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of such companies.



     The Manager uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                        GMO INTRINSIC VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                       INTRINSIC VALUE FUND (%)
                                                                       ------------------------
2000                                                                             10.67
2001                                                                              3.31
2002                                                                            -15.75
2003                                                                             29.68
2004                                                                             12.76

                        Highest Quarter: 19.25% (2Q2003)
                        Lowest Quarter: -17.34% (3Q2002)


             Year to Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        8/2/99
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                12.76%    7.09%        N/A     6.39%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        --%      N/A        N/A       --%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               --%      N/A        N/A       --%
-----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX           16.49%    5.27%        N/A     4.45%
-----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %
  Administration fee                                                                            %(1)
  Total annual operating expenses                                                               %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.33% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class M                                                        $        $         $         $

                                                   Fund Inception Date: 12/30/88
 GMO GROWTH FUND

INVESTMENT OBJECTIVE
     Long-term growth of capital. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 index, and in companies with size and growth characteristics similar to those of such companies.



     The Manager uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. The Manager then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks trade at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK

     The Fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and is independently maintained and published by the Frank Russell Company.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                         GMO GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return calendar period with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                       ANNUAL TOTAL RETURN/Class M Shares
                            Year Ending December 31
[GRAPH]

                                                                            GROWTH FUND (%)
                                                                            ---------------
2003                                                                             28.21
2004                                                                              4.80

                        Highest Quarter: 14.98% (2Q2003)
                        Lowest Quarter: -1.64% (1Q2003)


             Year-to-Date (as of 3/31/05):     %

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.*
----------------------------------------------------------------------------
 CLASS M                                                         9/11/02
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               4.80%      N/A        N/A      11.73%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %      N/A        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %      N/A        N/A           %
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX         6.30%      N/A        N/A      13.02%
----------------------------------------------------------------------------
* Since inception of Class M shares.




FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.33%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.33% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                               ------    -------   -------   --------
Class M                                                         $         $         $         $

                                                    Fund Inception Date: 5/31/96
 GMO REAL ESTATE FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in U.S. companies that issue stocks included in the Morgan Stanley REIT Index, and in companies with characteristics similar to those of such companies. Under normal circumstances, the Fund will invest at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments.


     REITs are managed vehicles that invest in real estate or real estate-related companies. The Manager defines real estate-related investments as investments by the Fund in companies whose principal activity involves the development, ownership, construction, management, or sale of real estate, companies with significant real estate holdings, and companies that provide products or services related to the real estate industry. The Fund typically invests in equity REITs and real estate-related operating companies which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of both equity REITs and mortgage REITs.


     The Manager uses proprietary research and quantitative models to identify stocks that are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and market capitalization. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.


BENCHMARK
     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."



- Real Estate Risk - Real-estate related securities may decline in value in light of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The value of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for the special tax treatment accorded real estate investment trusts under the Internal Revenue Code of 1986, as amended, and/or to maintain exempt status under the Investment Company Act of 1940. Because a fundamental policy of the Fund is to concentrate its assets in real estate-related securities, the value of the Fund's portfolio can be expected to change in light of factors affecting the real estate industry and may fluctuate more widely than the value of a portfolio that consists of securities of companies in a broader range of industries.


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Focused Investment Risk - Focusing investments in industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which makes substantial investments in real estate-related securities, making the Fund more susceptible to economic, market, political, and other developments affecting real estate-related industries.


     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                            GMO REAL ESTATE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                          Real Estate Fund (%)
1997                                                                                    19.35
1998                                                                                   -24.36
1999                                                                                    -4.66
2000                                                                                    28.83
2001                                                                                     9.71
2002                                                                                     2.17
2003                                                                                    33.85
2004                                                                                    30.43

                        Highest Quarter: 12.22% (2Q2003)
                        Lowest Quarter: -16.27% (3Q1998)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        5/31/96
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                30.43%   20.31%        N/A     12.65%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        --%      --%        N/A        --%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               --%      --%        N/A        --%
-----------------------------------------------------------------------------
 S&P 500 INDEX(a)                   10.88%   -2.30%        N/A      8.86%
-----------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX(b)       31.49%   21.67%        N/A     14.78%
-----------------------------------------------------------------------------



(a) The S&P 500 Index, an index of large capitalization U.S. stocks, is independently maintained and published by Standard & Poor's.


(b) Fund's benchmark.




* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%(1)
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %
  Administration fee                                                                            %(2)
  Total annual operating expenses                                                               %(1)
  Expense reimbursement                                                                         %(3)
  Net annual expenses                                                                           %(1)



(1) The Manager has temporarily agreed to waive 0.21% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.33% of the Fund's average daily net assets, resulting in estimated net annual expenses of --% of the Fund's average daily net assets. The Manager may terminate this waiver at any time upon notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 (see note 3 below).

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.54% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS    5 YEARS    10 YEARS
                                                              --------   -------    -------    --------
Class M                                                         $          $          $         $



       ** Costs in first year reduced for Manager's expense reimbursement, but not temporary waiver of management fee. If costs in first year were also
       reduced by this temporary waiver, the costs would be $    for 1 year,
       $    for 3 years, $    for 5 years, and $    for 10 years.

                           INTERNATIONAL EQUITY FUNDS

                                                    Fund Inception Date: 1/29/02
 GMO INTERNATIONAL DISCIPLINED EQUITY FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



     The Manager uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:


     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and


     - Currencies - export and producer price parity, balance of payments, and interest rate differentials.


     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will reflect a slight bias for value stocks over growth stocks. The Manager seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund's benchmark.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.



BENCHMARK
     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                       GMO INTERNATIONAL DISCIPLINED EQUITY FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total return for the periods shown, and by comparing the Fund's average annual total return for different calendar periods with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.


                     ANNUAL TOTAL RETURN/Class III Shares*
                            Year Ending December 31
[Graph]

                                                               INTERNATIONAL DISCIPLINED EQUITY FUND (%)
                                                               -----------------------------------------
2003                                                                             37.67
2004                                                                             22.39

                        Highest Quarter: 18.96% (2Q2003)
                        Lowest Quarter: -6.19% (1Q2003)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



------------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------------------
 CLASS III                                                        1/29/02
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                22.39%     N/A       N/A       18.70%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %     N/A       N/A            %
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %     N/A       N/A            %
------------------------------------------------------------------------------
 MSCI EAFE INDEX                    20.25%     N/A       N/A       14.25%
------------------------------------------------------------------------------




* The return information presented in the bar chart is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.40%
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %
  Administration fee                                                                            %(1)
  Total annual operating expenses                                                               %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.40% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class M                                                        $        $         $         $

                                                    Fund Inception Date: 3/31/87
 GMO INTERNATIONAL INTRINSIC VALUE FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S.



     The Manager uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:


     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and


     - Currencies - export and producer price parity, balance of payments, and interest rate differentials.


     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will reflect a significant bias for value stocks over growth stocks.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a value style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund) and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total returns for the period shown, and by comparing the Fund's average annual total return calendar period with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.



                       ANNUAL TOTAL RETURN/Class M Shares


                            Year Ending December 31

[GRAPH]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
2004                                                                             24.91


                        Highest Quarter: 14.38% (4Q2004)


                         Lowest Quarter: 0.92% (3Q2004)



              Year-to-Date (as of 3/31/05):    %


                          AVERAGE ANNUAL TOTAL RETURNS


                        Period Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS M                                                          10/2/03
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                24.91%     N/A       N/A       31.97%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %     N/A       N/A            %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %     N/A       N/A            %
-----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                    23.53%     N/A       N/A       31.66%
-----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)                 20.25%     N/A       N/A       28.53%
-----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.54%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.54% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class M                                                        $        $         $         $

                                                   Fund Inception Date: 11/30/01
 GMO INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically invests in a diversified portfolio of equity investments from the world's developed markets other than the U.S.



     The Manager, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The Manager applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The Manager maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the Manager believes have the highest growth prospects or that the Manager believes are most undervalued. The Manager also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the Manager and the models used may change over time.



     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK

     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund) and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                   GMO INTERNATIONAL GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[GRAPH]

                                                                     INTERNATIONAL GROWTH FUND (%)
                                                                     -----------------------------
2002                                                                            -10.52
2003                                                                             30.40
2004                                                                             20.03

                        Highest Quarter: 16.54% (2Q2003)
                        Lowest Quarter: -16.44% (3Q2002)


              Year-to-Date (as of 3/31/05):    %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     11/30/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             20.03%     N/A       N/A         12.23%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %     N/A       N/A              %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %     N/A       N/A              %
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC GROWTH
  STYLE INDEX(a)                 16.85%     N/A       N/A          9.05%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)              20.25%     N/A       N/A         11.77%
----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.54%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %(2)


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least October 31, 2005 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.54% of the Fund's average daily net assets. The total Fund operating expenses listed above do not reflect this expense reimbursement.
If such reimbursement was reflected, net Fund operating expenses would be     %
of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class M                                                        $        $         $         $

                                                    Fund Inception Date: 6/30/95
 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



     The Manager allocates the Fund's assets among the underlying Funds based on its analysis of the relative attractiveness of value versus growth investing styles. The Manager uses proprietary research and quantitative models to measure the discount at which value stocks trade relative to growth stocks generally, as well as to analyze the predicted returns of the two styles in the markets. The Manager also creates forecasted returns for currencies, considering factors such as relative valuations measured by export and producer price parity, balance of payments, and interest rates.


     The Manager will look at the underlying Funds' holdings to measure base currency exposure and then attempt to hedge at least 70% of the foreign currency exposure in the underlying Funds' investments back to the U.S. dollar. While the Fund's benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East) (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds. For a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that the underlying Funds in which it invests will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.


- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund and the underlying Funds do not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund makes frequent use of currency forwards.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments.



- Liquidity Risk - The underlying Funds' ability to sell securities may be adversely affected by a limited market or legal restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the underlying Funds, causing their prices to decline or fail to approach the values that the Manager anticipates), Market Risk - Growth Securities (risk that the market prices of securities purchased by the underlying Funds, which place greater emphasis on future earnings expectations, will be more sensitive to general market movements), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                   GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                               Currency Hedged International Equity Fund (%)
1996                                                                                                  15.28
1997                                                                                                  12.90
1998                                                                                                   7.29
1999                                                                                                  20.91
2000                                                                                                   9.89
2001                                                                                                  -5.27
2002                                                                                                 -14.26
2003                                                                                                  20.96
2004                                                                                                  14.77

                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)


              Year-to-Date (as of 3/31/05):    %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/30/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              14.77%    4.38%        N/A       9.48%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %        N/A           %
----------------------------------------------------------------------------
 MSCI EAFE INDEX(a)               20.25%   -1.13%        N/A       5.64%
----------------------------------------------------------------------------
 MSCI EAFE INDEX (HEDGED)(b)      12.01%   -4.85%        N/A       6.93%
----------------------------------------------------------------------------



(a) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


(b) Fund's benchmark.


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                             ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.54%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %(1)
  Administration fee                                                                          %(2)
  Total annual operating expenses                                                             %(1)
  Expense reimbursement                                                                       %(1,
  Net annual expenses                                                                         %(1)



(1) The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended
February 28, 2005, the Fund's total indirect net operating expenses were   %,
and the Fund did not bear any indirect investment-related expenses. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


       ** After reimbursement

 GMO FOREIGN FUND
                                                    Fund Inception Date: 6/28/96

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in non-U.S. companies, including the companies in the MSCI international developed markets and emerging markets universes (approximately 4,000 companies). Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to countries outside the U.S.


     - Stock selection - The Manager employs a disciplined quantitative screening process combined with fundamental insights on the markets to analyze issuers and country economics. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities are an integral part of the investment process.

     - Country selection - Overweightings and underweightings of the Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swaps, to adjust its foreign currency exposure.


BENCHMARK

     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East), a large capitalization international stock index, independently maintained and published by Morgan Stanley Capital International.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


     Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Smaller Company Risk (greater market risk and liquidity risk resulting from investments in companies with smaller capitalizations).

                                                                GMO FOREIGN FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return calendar period with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                       ANNUAL TOTAL RETURN/Class M Shares
                            Year Ending December 31
[Bar Graph]

                                                                           FOREIGN FUND (%)
                                                                           ----------------
2003                                                                             40.33
2004                                                                             21.68

                        Highest Quarter: 18.58% (2Q2003)
                        Lowest Quarter: -5.93% (1Q2003)


              Year-to-Date (as of 3/31/05):    %

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



------------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.*
------------------------------------------------------------------------------
 CLASS M                                                          1/25/02
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                21.68%      N/A        N/A     18.30%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                          %      N/A        N/A          %
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                 %      N/A        N/A          %
------------------------------------------------------------------------------
 MSCI EAFE INDEX                    20.25%      N/A        N/A     13.91%
------------------------------------------------------------------------------
* Since inception of Class M shares.




FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                             ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.60%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %
  Expense reimbursement                                                                       %(2)
  Net annual expenses                                                                         %


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee,
distribution (12b-1) fees, and certain other expenses described on page   of
this Prospectus) exceed 0.60% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


       ** After reimbursement

                                                    Fund Inception Date: 8/29/97
 GMO EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe. The Manager defines "emerging countries" as those countries in Asia, Latin America, the Middle East, Africa, and Europe that are not included in the MSCI EAFE Index, a developed markets index. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging countries.



     The Manager uses proprietary research, quantitative models, and fundamental analysis to evaluate and select individual countries and stocks. Country selection generally is the most significant factor affecting the Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors, including:


     - Countries - value, improving fundamentals, macroeconomic and currency models, market momentum, GDP trends, and a currency fair value model; and


     - Stocks - earnings and price momentum, earnings to price, book to price, and quality.


     The factors considered by the Manager and the models used may change over time. The Fund's portfolio is constructed to have more liquidity than the portfolio of the Emerging Markets Fund (another series of GMO Trust, offered through a separate prospectus) and has a value bias relative to many other traditional emerging markets funds.


     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.


BENCHMARK
     The Fund's benchmark is the S&P/IFCI (Investable) Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities traded on stock exchanges of 22 different emerging countries, calculated on a total return basis.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging countries investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                     GMO EMERGING COUNTRIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return calendar period with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                       ANNUAL TOTAL RETURN/Class M Shares
                            Year Ending December 31
[Graph]

                                                                      EMERGING COUNTRIES FUND (%)
                                                                      ---------------------------
2003                                                                             68.79
2004                                                                             26.55

                        Highest Quarter: 24.42% (2Q2003)

                        Lowest Quarter: -10.61% (2Q2004)



                Year-to-Date (as of 3/31/05):


                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.*
----------------------------------------------------------------------------
 CLASS M                                                         7/9/02
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              26.55%      N/A        N/A      27.75%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %      N/A        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %      N/A        N/A           %
----------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                           28.11%      N/A        N/A      26.49%
----------------------------------------------------------------------------
* Since inception of Class M shares.


FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.65%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %
  Administration fee                                                                          %(1)
  Total annual operating expenses                                                             %
  Expense reimbursement                                                                       %(2)
  Net annual expenses                                                                         %()


(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other
Funds of the Trust, and certain other expenses described on page   of this
Prospectus) exceed 1.00% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


       ** After reimbursement

                      (This page intentionally left blank)

                               FIXED INCOME FUNDS


     GENERAL. The Fixed Income Funds are substantially exposed to fixed income securities, including bonds, notes, and asset-backed securities. Fixed income securities are obligations of an issuer to make payments of principal and/or interest on future dates. For purposes of this Prospectus, a "bond" refers to any fixed income security with an original maturity of two years or more, as well as synthetic bonds created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security. Certain of the Fixed Income Funds may invest in emerging countries (also referred to as emerging markets). Unless otherwise noted, emerging countries include less developed countries in Asia, Latin America, the Middle East, Africa, and Europe. Certain of the Fixed Income Funds also may invest in sovereign debt, which is a fixed income security issued or guaranteed by a government, or an agency or political subdivision. The term "investment grade" as used herein refers to a rating of Baa3/BBB- or better given by Moody's Investors Service, Inc. ("Moody's")/Standard & Poor's ("S&P") to a particular fixed income security. Investment grade fixed income securities that are given a rating of Aa/AA or better by Moody's/S&P are described herein as "high quality"; investment grade fixed income securities that are given a rating below Aa/AA but above Baa3/BBB- by Moody's/S&P are described herein as "lower rated."


     DURATION. The Manager will employ a variety of techniques to adjust the sensitivity of a Fixed Income Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly with, the portfolio's duration. The Manager determines a Fixed Income Fund's duration by aggregating the durations of the Fund's individual holdings and weighting each holding based on its outstanding principal amount. Duration may be determined by traditional means or through empirical analysis, which may vary from traditional methods of calculating duration. Efforts are made to control exposure to interest rate volatility, for example, by investing in bonds with longer maturities while shortening their effective duration by hedging the interest rate exposure through the use of derivatives. However, the resulting exposure to interest rates through the use of a hedging strategy may vary as compared to direct investment in bonds with shorter maturities, and the Manager's investment in longer-term bonds may expose the Fixed Income Funds to additional credit risks. (See "Description of Principal Risks--Market Risk--Fixed Income Securities.")

     DERIVATIVES AND LEVERAGE. Fixed Income Funds are not limited in the extent to which they may use derivatives or in the absolute face value of the derivatives positions they take. As a result, they may be leveraged in relation to their assets. However, the Manager seeks to manage the effective market exposure of each Fund by controlling its projected tracking error relative to its Fund's performance benchmark.

     International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Core Plus Bond Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to their benchmarks. They often achieve these positions by taking long and short derivative positions and combinations of those positions to create synthetic securities.


     INVESTMENTS IN OTHER FUNDS. Many of the Fixed Income Funds invest in other GMO Funds. Several of the Fixed Income Funds invest a substantial portion of their assets in GMO Short-Duration Collateral Fund ("SDCF"), a portfolio of the Trust, to generate a core return. Fixed Income Funds that seek exposure to sovereign debt of emerging countries generally do so by investing in shares of Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust, rather than by holding sovereign debt directly. Fixed Income Funds that seek exposure to world interest rates may do so by investing in shares of GMO World Opportunity Overlay Fund ("Overlay Fund"). For information regarding ECDF, SDCF, and Overlay Fund, see "Investments by GMO Funds Offered Through Separate Prospectuses." Additional information about ECDF, SDCF, and Overlay Fund is set forth in separate prospectuses. See the back cover of this Prospectus for information about how to obtain these prospectuses.

                                                    Fund Inception Date: 8/18/94
 GMO DOMESTIC BOND FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to U.S. investment-grade bonds, including U.S. government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), convertible bonds, and asset-backed securities of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments tied economically to the United States.


     The Fund achieves this exposure by primarily investing in shares of Short-Duration Collateral Fund ("SDCF"), directly in fixed income securities, and in exchange-traded and over-the-counter derivative instruments (including synthetic bonds). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also may expose some of its assets to foreign credit, and may invest some of its assets in lower-rated securities.


     The Manager employs fundamental and proprietary research techniques and quantitative applications to identify bond investments the Manager believes are undervalued. The Manager considers issue-specific risk in the selection process.


     The Manager normally seeks to cause the duration of the Fund to approximate
that of its benchmark (     years as of 05/31/05). Certain investors may invest
in the Fund for short-term purposes (e.g., pending investment in another GMO
Fund) and, as a result, the Fund may be subject to short-term trading and related trading and other costs.


BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index, an independently maintained and published U.S. government bond index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (difficulty in selling Fund investments), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                          GMO DOMESTIC BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44
2002                                                                             11.85
2003                                                                              3.84
2004                                                                              4.41

                        Highest Quarter: 6.61% (3Q2002)

                        Lowest Quarter: -2.53% (2Q2004)



               Year-to-Date (as of 3/31/05): %

                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2003


----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/18/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               4.41%    8.28%      7.81%       7.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %                      %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %                      %
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. GOVERNMENT
  BOND INDEX                       3.48%    7.48%      7.46%       7.14%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.10%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %(1)
  Administration fee                                                                          %(2)
  Total annual operating expenses                                                             %(1)
  Expense reimbursement                                                                       %(1)
  Net annual expenses                                                                         %(1)



(1) The Fund may invest in SDCF (see page   ). The amounts indicated above
reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF, including but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related expenses
were less than     % each. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other
Funds of the Trust, and certain other expenses described on page   of this
Prospectus) exceed 0.10% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $          $


       ** After reimbursement

                                                    Fund Inception Date: 4/30/97
 GMO CORE PLUS BOND FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure to U.S. investment-grade bonds, including U.S. government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and asset-backed securities issued by private issuers, with additional return sought through exposure to foreign bond and currency markets. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves U.S. bond market exposure by primarily investing in Short-Duration Collateral Fund ("SDCF"), synthetic bonds, and/or directly in U.S. government securities and other U.S. dollar-denominated fixed income securities (including investment grade bonds, convertible bonds, collateralized bonds, and mortgage-backed securities of private issuers). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in
World Opportunity Overlay Fund ("Overlay Fund") (see page   ). The Fund also
uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. The Fund also may expose some of its assets to below investment grade securities (also known as "junk bonds"), including up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund
("ECDF") (see page   for a discussion of ECDF).


     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter ("OTC") derivatives and combinations of those positions to create synthetic securities. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.


     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year and rated investment grade or higher.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.


- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The Fund also uses credit default swaps to a significant extent. Credit default swaps can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.


- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for the Fund's investments in lower-rated fixed income securities and in OTC derivatives with longer durations, and to the extent the Fund has greater exposure to any one counterparty.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market performance of a particular security held by the Fund may affect the Fund's value more than if the Fund were diversified), Liquidity Risk (difficulty in selling Fund investments), and Leveraging Risk (increased risks from use of derivatives). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                         GMO CORE PLUS BOND FUND
PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89
2002                                                                              5.81
2003                                                                             11.23
2004                                                                              6.58

                        Highest Quarter: 5.94% (2Q2003)

                        Lowest Quarter: -3.24% (2Q2004)



             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               6.58%    9.20%        N/A       7.68%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %        N/A           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %        N/A           %
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                       4.34%    7.71%        N/A       7.15%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.25%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %(1)
  Administration fee                                                                          %(2)
  Total annual operating expenses                                                             %(1)
  Expense reimbursement                                                                       %(1,
  Net annual expenses                                                                         %(1)



(1) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds")
(see page   ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's indirect total net operating expenses and indirect investment-related
expenses were     % and less than     %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in underlying Funds, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and certain other expenses described
on page   of this Prospectus (collectively, "Excluded Fund Fees and Expenses"))
exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


       ** After reimbursement

                                                   Fund Inception Date: 12/22/93
 GMO INTERNATIONAL BOND FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index, to investment-grade bonds denominated in various currencies, including asset-backed securities and collateralized bonds issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to investment-grade bonds of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves this exposure by investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in World Opportunity Overlay Fund ("Overlay Fund") (see page
  ). The Fund may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging
Country Debt Fund ("ECDF") (see page   for a discussion of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK

     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (difficulty in selling Fund investments), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                     GMO INTERNATIONAL BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61
2002                                                                             18.42
2003                                                                             26.21
2004                                                                             14.52

                        Highest Quarter: 15.75% (2Q2002)
                        Lowest Quarter: -5.78% (1Q1999)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             14.52%   10.70%     10.06%        9.48%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                       %        %          %            %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         %        %          %            %
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND INDEX          12.04%    8.82%      7.59%        7.22%
----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------
  Management fee                                                                          0.25%
  Distribution (12b-1) fee                                                                0.25%
  Other expenses                                                                              %(1)
  Administration fee                                                                          %(2)
  Total annual operating expenses                                                             %(1)
  Expense reimbursement                                                                       %(1,
  Net annual expenses                                                                         %(1)



(1) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds")
(see page   ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were     % and less than     %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in underlying Funds, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and certain other expenses described
on page   of this Prospectus (collectively, "Excluded Fund Fees and Expenses"))
exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


       ** After reimbursement

                                                    Fund Inception Date: 9/30/94
 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), to investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities, and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to investment-grade bonds of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves this exposure by investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in World Opportunity Overlay Fund ("Overlay Fund") (see page
  ). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. The Fund also may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund ("ECDF") (see
page   for a discussion of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within
+/-20% of the benchmark's duration (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), an independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are currency hedged into U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.


- Foreign Investment Risk -The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (increased risks from use of derivatives), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments), Liquidity Risk (difficulty in selling Fund investments), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                     GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND (%)
                                                              -------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35
2002                                                                              3.01
2003                                                                              8.77
2004                                                                              8.91

                        Highest Quarter: 8.50% (2Q1995)
                        Lowest Quarter: -3.58% (4Q2002)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        9/30/94
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                8.91%     7.87%     11.24%     10.93%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                         %         %          %          %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                %         %          %          %
-----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)(EX-JAPAN)(a)  6.73%     6.22%      8.68%      8.63%
-----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)(b)            5.21%     5.91%      8.53%      8.48%
-----------------------------------------------------------------------------



(a) Fund's benchmark. The J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)+ is a composite benchmark computed by the Manager, and represents the J.P. Morgan Non-U.S. Government Bond Index (Hedged) prior to 12/31/03 and the J.P. Morgan Non-U.S. ex-Japan Government Bond Index (Hedged) thereafter.


(b) The J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.




* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.25%
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %(1)
  Administration fee                                                                            %(2)
  Total annual operating expenses                                                               %(1)
  Expense reimbursement                                                                         %(1,3)
  Net annual expenses                                                                           %(1)



(1) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds") (see page ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were    % and less than    %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and certain other expenses described on page of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $         $


        ** After reimbursement

                                                   Fund Inception Date: 12/28/95
 GMO GLOBAL BOND FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Global Government Bond Index, and to investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities, and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to investment-grade private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.



     The Fund achieves this exposure by primarily investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). In addition, the Fund may seek exposure to world interest rates by investing in World Opportunity Overlay Fund ("Overlay
Fund") (see page   ). The Fund also may expose some of its assets to below
investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally
by investing in Emerging Country Debt Fund ("ECDF") (see page   for a discussion
of ECDF).



     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund also may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



     The Manager normally seeks to maintain the Fund's portfolio duration within +/-20% of the benchmark's duration ( years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.


- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (increased risks from use of derivatives), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (difficulty in selling Fund investments), and Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                            GMO GLOBAL BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Graph]

                                                                          Global Bond Fund (%)
1996                                                                                    13.07
1997                                                                                     6.36
1998                                                                                    10.25
1999                                                                                    -5.54
2000                                                                                     4.38
2001                                                                                    -0.62
2002                                                                                    13.31
2003                                                                                    22.13
2004                                                                                    12.29

                        Highest Quarter: 13.28% (2Q2002)
                        Lowest Quarter: -4.98% (1Q1999)


             Year-to-Date (as of 3/31/05):      %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                   1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                       12/28/95
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES               12.29%   10.02%        N/A       8.10%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                         %        %        N/A           %
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                                %        %        N/A           %
-----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND INDEX                       10.10%    8.85%        N/A       6.54%
-----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                             0.19%
  Distribution (12b-1) fee                                                                   0.25%
  Other expenses                                                                                 %(1)
  Administration fee                                                                             %(2)
  Total annual operating expenses                                                                %(1)
  Expense reimbursement                                                                          %(1,3)
  Net annual expenses                                                                            %(1)



(1) The Fund may invest in ECDF, SDCF, and Overlay Fund (the "underlying Funds") (see page ) and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in the underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related
expenses were    % and less than    %, respectively. Actual indirect expenses
will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and certain other expenses described on page of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $          $


       ** After reimbursement

                                                    Fund Inception Date: 7/20/98
 GMO EMERGING COUNTRY DEBT SHARE FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a "feeder" fund that invests exclusively (other than certain investments in cash and high quality money market instruments) in a "master"
fund, Emerging Country Debt Fund ("ECDF") (see page   for a discussion of ECDF).
Its investment objective and principal investment strategies, therefore, are identical to those of ECDF. The Fund is offered to investors who are investing through intermediaries that prefer not to invest directly in ECDF. ECDF invests primarily in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa, and Eastern Europe ("emerging countries"). Under normal circumstances, the Fund, through ECDF, invests at least 80% of its assets in debt investments tied economically to emerging countries. Typical investments include, but are not limited to, sovereign debt (including Brady Bonds and Euro bonds), bank loans, and corporate issues. ECDF also may invest in other U.S. and foreign securities, including government securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, and mortgage-related and asset-backed securities. Most of ECDF's holdings are typically below investment grade or, if unrated, deemed below investment grade by the Manager. ECDF may acquire or hold issues that are in default and therefore not making payments of principal or interest. Generally, at least 75% of ECDF's assets are denominated in, or hedged into, U.S. dollars.


     The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to identify inefficiencies in the pricing of emerging country debt issues.

     In pursuing its investment strategy, ECDF may (but is not obligated to) use exchange-traded and over-the-counter ("OTC") derivative instruments, including options, futures, and swap contracts (including credit default swaps). ECDF uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.


     The Manager normally seeks to cause the portfolio duration of ECDF to
approximate that of its benchmark (     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG), an independently maintained and published index composed of debt securities of 31 countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include those outlined in the following brief summary of the principal risks. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of ECDF's fixed income investments will typically decline during periods of rising interest rates.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect ECDF's foreign investments. These and other risks are greater for ECDF's emerging countries investments.



- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of ECDF's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for ECDF's investments in fixed income securities that are below investment grade and in OTC derivatives with longer durations, and to the extent ECDF has greater exposure to any one counterparty. Because ECDF typically invests in securities that are of lesser quality that those in its benchmark, in volatile market conditions the percentage decline in the value of ECDF is likely to exceed that of its benchmark.



- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. ECDF also uses credit default swaps to a significant extent. Credit default swaps can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.


- Leveraging Risk - Because ECDF is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, ECDF may be leveraged in relation to its assets. Leverage may disproportionately increase ECDF's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.


- Liquidity Risk - ECDF's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for ECDF because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.



     Other principal risks of an investment in the Fund include Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Currency Risk (risk that decreases relative to the U.S. dollar in the value of the currency in which a foreign investment is denominated or fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments).

                                            GMO EMERGING COUNTRY DEBT SHARE FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*#
                            Years Ending December 31
[Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.88
1999                                                                             32.13
2000                                                                             24.22
2001                                                                             14.25
2002                                                                             19.02
2003                                                                             35.86
2004                                                                             18.70

                        Highest Quarter: 26.16% (2Q1995)
                        Lowest Quarter: -35.20% (3Q1998)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*#

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/19/94#
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              18.70%   22.19%     22.86%      20.72%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        %        %        --%           %
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               %        %        --%           %
----------------------------------------------------------------------------
 J.P. MORGAN EMBIG(a)             11.73%   12.99%     14.81%      13.83%
----------------------------------------------------------------------------
 EMBIG +(b)                       11.73%   12.99%     14.49%      13.99%
----------------------------------------------------------------------------


(a) Fund's benchmark.
(b) The Emerging Markets Bond Index Global ("EMBIG") + is a composite benchmark computed by the Manager, and represents the J.P. Morgan Emerging Markets Bond Index ("EMBI") prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBIG thereafter, each of which was the Fund's benchmark during the periods indicated.

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

# The Fund's performance prior to July 20, 1998 (the Fund's inception date) reflects the performance of ECDF.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.35%(1)
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %(1)
  Administration fee                                                                            %(2)
  Total annual operating expenses                                                               %(1)



(1) The Fund invests substantially all of its assets in Class III shares of ECDF and indirectly bears the purchase premium (currently 0.50% of amount invested), redemption fee (currently 0.25% of amount redeemed, subject to certain limited exceptions), management fee (currently 0.35% of average daily net assets), shareholder service fee, and other expenses applicable to ECDF. Purchase premiums and redemption fees are paid to and retained by the ECDF to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases of ECDF shares, and certain limited fee waivers and reductions may apply from time to time. Total annual operating expenses represent combined fees and expenses of both Funds.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       -------------------------------------     -------------------------------------
                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------     ------   -------   -------   --------
Class M                                 $        $         $          $           $        $         $          $

                                                    Fund Inception Date: 4/18/90
 GMO SHORT-DURATION INVESTMENT FUND

INVESTMENT OBJECTIVE
     Provide current income. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund will have exposure primarily to securities issued or guaranteed by the U.S. government or its agencies and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), asset-backed securities issued by private issuers, high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, repurchase agreements, and certificates of deposit, bankers' acceptances, and other bank obligations. The Fund may achieve this exposure indirectly by investing a substantial portion of its assets in Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also may use derivatives. While the Fund invests in high-quality instruments, it may choose not to dispose of a security whose rating is lowered after purchase.



     The Manager uses fundamental investment techniques to select bonds with high relative yield spreads. Under normal circumstances, the Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. It may do so by investing in bonds with longer maturities while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, the Fund's dollar-weighted average portfolio maturity may be substantially longer than the Fund's dollar-weighted average portfolio duration. For an additional discussion of duration, see "Fixed Income Funds - Duration". The Fund is NOT a money market fund and is not subject to the portfolio quality, maturity, and other requirements of money market funds. Certain investors may invest in the Fund for short-term purposes (e.g., pending investment in another GMO Fund) and, as a result, the Fund may be subject to short-term trading and related trading and other costs.


BENCHMARK
     The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.


     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected) and Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                              GMO SHORT-DURATION INVESTMENT FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[Bar Graph]

                                                                  SHORT-DURATION INVESTMENT FUND (%)
                                                                  ----------------------------------
1995                                                                              9.97
1996                                                                              5.40
1997                                                                              6.11
1998                                                                              4.49
1999                                                                              5.09
2000                                                                              7.40
2001                                                                              4.99
2002                                                                             -4.62
2003                                                                              1.65
2004                                                                              2.85

                        Highest Quarter: 3.00% (1Q1995)
                        Lowest Quarter: -6.35% (4Q2002)


             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              2.85%     2.37%     4.26%        4.72%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                     --%       --%       --%          --%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            --%       --%       --%          --%
----------------------------------------------------------------------------
 CITIGROUP 3-MONTH T-BILL INDEX   1.24%     2.79%     4.00%        4.22%
----------------------------------------------------------------------------


(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.05%
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %(1)
  Administration fee                                                                            %(2)
  Total annual operating expenses                                                               %(1)
  Expense reimbursement                                                                         %(1,3)
  Net annual expenses                                                                           %(1)



(1) The Fund may invest in SDCF (see page   ). The amounts indicated above
reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.

(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other
Funds of the Trust, and certain other expenses described on page   of this
Prospectus) exceed 0.05% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $          $


       ** After reimbursement

                                                    Fund Inception Date: 3/31/97
 GMO INFLATION INDEXED BOND FUND

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal circumstances, the Fund invests at least 80% of its assets in inflation indexed bond investments. The Manager defines "inflation indexed bond investments" as instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.


     The Fund intends to invest directly in fixed income securities, including inflation indexed bonds issued by the U.S. and foreign governments (including securities neither guaranteed nor insured by the U.S. government) and corporate issues, and in shares of Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may make use of synthetic bonds to implement its strategy.


     The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.


     While not a principal consideration of the Manager, the Manager normally seeks to cause the duration of the Fund to approximate that of its benchmark
(     years as of 05/31/05).


BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index, an independently maintained and published index of inflation indexed linked U.S. Treasury securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities and in debt securities paying no interest.


- Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.



     Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that other funds in which the Fund is invested will not perform as expected), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Liquidity Risk (difficulty in selling Fund investments), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (increased risks from use of derivatives), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                 GMO INFLATION INDEXED BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND (%)
                                                                    -------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59
2002                                                                             14.19
2003                                                                              8.02
2004                                                                              7.96

                        Highest Quarter: 7.75% (3Q2002)

                        Lowest Quarter: -3.04% (2Q2004)



             Year-to-Date (as of 3/31/05):     %

                         AVERAGE ANNUAL TOTAL RETURNS*

                        Periods Ending December 31, 2004



-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        3/31/97
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                 7.96%   10.39%        N/A      7.97%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                        --%      --%        N/A        --%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                               --%      --%        N/A        --%
-----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. TREASURY
  INFLATION NOTES INDEX              8.46%   10.85%        N/A      8.21%
-----------------------------------------------------------------------------


* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.10%
  Distribution (12b-1) fee                                                                  0.25%
  Other expenses                                                                                %(1,2)
  Administration fee                                                                            %(3)
  Total annual operating expenses                                                               %(1,2)
  Expense reimbursement                                                                         %(1,2,4)
  Net annual expenses                                                                           %(1,2)



(1) The Fund may invest in SDCF (see page   ). The amounts indicated above
reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF. For the fiscal year ended February 28, 2005, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF.


(2) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2005, net annual expenses (before addition of interest expense) and
interest expense were     % and     %, respectively.

(3) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 4).

(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent that the Fund's total annual operating expenses (not including the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other
Funds of the Trust and certain other expenses described on page   of this
Prospectus) exceed 0.10% of the Fund's average daily net assets.


EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class M                                                         $         $         $          $


       ** After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-----------------------------------------------------------------------------------------------------------------------------------
                                           MARKET RISK
                                      ---------------------
                                                   FIXED                SMALLER                 FOREIGN                  NON-
                                        EQUITY     INCOME   LIQUIDITY   COMPANY   DERIVATIVES INVESTMENT  CURRENCY  DIVERSIFICATION
                                      SECURITIES SECURITIES    RISK       RISK       RISK        RISK       RISK         RISK
-----------------------------------------------------------------------------------------------------------------------------------
 U.S. EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                           --                                          --
-----------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                   --                                          --
-----------------------------------------------------------------------------------------------------------------------------------
 Value Fund                               --                                          --                                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                     --                                          --                                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                              --                                          --                                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund                         --                                          --                                  --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
   Fund                                   --                    --                    --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value Fund       --                    --                    --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                --                    --                    --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International Equity
   Fund                                   --                    --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                             --                    --         --         --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund                  --                    --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                                  --         --                    --                                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                                 --         --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                             --         --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International Bond
   Fund                                              --         --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                                    --         --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund                    --         --                    --          --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Short-Duration Investment Fund                      --                               --                                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                         --         --                    --          --                      --
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------  -------------------------------------------------------------------------

                                         FOCUSED                 CREDIT AND                   FUND OF    REAL
                                       INVESTMENT  LEVERAGING   COUNTERPARTY    MANAGEMENT     FUNDS    ESTATE
                                          RISK        RISK          RISK           RISK        RISK      RISK
-------------------------------------  -------------------------------------------------------------------------
 U.S. EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                                                      --             --
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 Tobacco-Free Core Fund                                              --             --
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 Value Fund                                --                        --             --
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 Intrinsic Value Fund                                                --             --
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 Growth Fund                                                         --             --
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 Real Estate Fund                          --                        --             --                    --
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 INTERNATIONAL EQUITY FUNDS
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 International Disciplined Equity
   Fund                                                              --             --
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 International Intrinsic Value Fund                                  --             --
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 International Growth Fund                                           --             --
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 Currency Hedged International Equity
   Fund                                                              --             --          --
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 Foreign Fund                                                        --             --
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 Emerging Countries Fund                                             --             --
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 FIXED INCOME FUNDS
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 Domestic Bond Fund                                    --            --             --          --
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 Core Plus Bond Fund                                   --            --             --          --
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 International Bond Fund                               --            --             --          --
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 Currency Hedged International Bond
   Fund                                                --            --             --          --
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 Global Bond Fund                                      --            --             --          --
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 Emerging Country Debt Share Fund                      --            --             --
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 Short-Duration Investment Fund                                      --             --          --
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 Inflation Indexed Bond Fund                           --            --             --          --
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

     Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:


     EQUITY SECURITIES. A principal risk of each Fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.


     The U.S. Equity Funds and International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.


     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may never recognize the value of these companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Intrinsic Value Fund, International Intrinsic Value Fund, and Foreign Fund, which invest primarily in value securities.


     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the International Growth Fund, which invest primarily in growth securities.


     FIXED INCOME SECURITIES. The value of the Funds' fixed income investments (including bonds, notes, and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally declines. Conversely, during periods of falling interest rates, the value of fixed income securities generally rises.



     This kind of market risk, also called "interest rate risk," is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations. Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities), although it is present, but to a lesser extent, in the Short-Duration Collateral Fund, Short-Duration Investment Fund, and the portion of World Opportunity Overlay Fund invested in floating rate fixed income securities. A Fund may be less sensitive to interest rate changes if it invests primarily in fixed income securities with floating interest rates and related interest rate derivatives. However, fixed income securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Changes in prevailing interest rates (and particularly sudden and significant changes) will cause fluctuations in a Fund's net asset value if the Fund invests to a significant extent in floating rate securities with interest rates that reset only periodically. Short-Duration Collateral Fund, Short-Duration Investment Fund, and the portion of World Opportunity Overlay Fund invested in fixed income securities invest primarily in fixed-income securities with floating interest rates.



     Interest rate risk (and thus market risk) also depends on the credit quality of a fixed income security. Therefore, the risk is particularly pronounced for the Emerging Country Debt Share Fund, which typically invests most of its assets in below investment grade securities (also called "junk bonds"), which are more vulnerable to interest rate risk than investment grade securities, as their values generally are more sensitive to interest rate fluctuations. In addition, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Inflation Indexed Bond Fund are subject to this risk because these Funds may invest a portion of their assets in below investment grade securities.



     In addition, a related market risk exists for all the Fixed Income Funds, which may invest to a material extent in asset-backed securities. Those securities may be backed by pools of automobile loans, residential and commercial mortgages, educational loans, home equity loans, credit card receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers or one or more lending banks, or a combination of these bonds and loans. In addition, payment of interest and repayment of principal on asset-backed securities may largely depend on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with investments in asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the required amount of underlying assets or other support needed to produce the cash flows necessary to service interest and principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Therefore, asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations, and such default exceeds the securities' credit support. From time to time, the Fixed Income Funds may have significant exposure to asset-backed securities secured by specific types of loans and/or bonds (e.g., credit-card receivables). As a result, economic developments adversely affecting a particular type of collateral may harm the performance of these Funds. In addition, certain types of collateral may have strong positive correlations, meaning that their value may be impaired by similar economic conditions (e.g., an increase in personal bankruptcies could reduce the value of asset-backed securities secured by credit card receivables, automobile loans, educational loans, and home equity loans).



     Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may depend on the servicing of the underlying asset and is, therefore, subject to risks associated with the negligence or defalcation of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. The risks associated with asset-backed securities are particularly pronounced for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Inflation Indexed Bond Fund, Short-Duration Investment Fund, Short-Duration Collateral Fund, and World Opportunity Overlay Fund, each of which directly or indirectly invests a significant portion of its assets in asset-backed securities.



     Most of the Fixed Income Funds also may invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.



     - LIQUIDITY RISK. A Fund is exposed to liquidity risk when, due to a limited market or legal restrictions, a Fund is unable to sell particular securities or to close derivative positions at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, the use of derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued (see "Determination of Net Asset Value"). Liquidity risk also may exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing a short position).


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Share Fund and certain of the International Equity Funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations.


     - DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds also may use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets, and currencies without the Funds' actually having to sell current investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the SAI.



     The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. To the extent a Fund contracts with a limited number of counterparties, the Fund's risk exposure may be relatively concentrated and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.



     Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.



     Suitable derivative transactions may not be available in all circumstances. In addition, the Manager may determine not to use derivatives to hedge or otherwise reduce risk exposure.



     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for each of the Fixed Income Funds (except the Short-Duration Investment Fund and Inflation Indexed Bond Fund). As a basic component of their investment strategy, those Funds use derivatives, in particular synthetic bonds (created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security) to gain exposure to fixed income securities and foreign currencies. The risks of derivatives are also particularly pronounced for Currency Hedged International Equity Fund, which makes frequent use of currency forwards, and Short-Duration Collateral Fund and World Opportunity Overlay Fund, which make significant use of swap contracts.



     In addition, each of the Fixed Income Funds (except Short-Duration Investment Fund and Inflation Indexed Bond Fund) may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Funds may use credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they can be difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). To the extent a Fund, as an alternative to purchasing bonds directly, uses credit default swaps to obtain synthetic long exposure to corporate bonds or sovereign debt, the Fund will be exposed to the risk that it will be required to pay the notional value of the swap contract in the event the issuer of the security on which the swap is structured defaults on its obligation to pay. Credit default swaps also have documentation risk, as described above.



     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of their assets may change more rapidly and to a greater degree than if they invested only in U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs, and foreign securities held by a Fund may expose it to foreign taxes on dividends and interest payable on such securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes, or diplomatic developments could adversely affect a Fund's investments. In the event of a nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security.



     All Funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the International Equity Funds, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Emerging Country Debt Share Fund, which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also applicable to the U.S. Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.


     In addition, Funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both governmental and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers. These risks are particularly pronounced for Emerging Countries Fund and Emerging Country Debt Share Fund, each of which typically invest a substantial portion of their assets in securities of emerging market issuers. Foreign Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, and Global Bond Fund, each of which may invest a significant portion of their assets in securities of emerging market issuers, are also subject to increased foreign investment risk.



     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded or currencies in which a Fund has taken an active investment position will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly for a number of reasons, including supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and currency controls or political developments in the U.S. or abroad.



     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns, wants to own, or is exposed to through its investments. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds also may take active currency positions and may hedge the currency exposure of their securities. This may result in a Fund's currency exposure being substantially different than that of the securities it holds.



     All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds (except for Currency Hedged International Equity Fund), Core Plus Bond Fund, International Bond Fund, and Global Bond Fund which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and OTC foreign currency transactions for investment purposes. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under "Leveraging Risk."



     - NON-DIVERSIFICATION RISK. Investing in securities from a diversified pool of issuers can reduce overall risk while investing in securities of a small number of issuers can increase it. The Value Fund, Growth Fund, Real Estate Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Countries Fund, Intrinsic Value Fund, and all of the Fixed Income Funds are not "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, credit, market, and other risks associated with a Fund's investment strategies or techniques may be more pronounced than if these Funds were "diversified."



     In addition, each of the Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, and Global Bond Fund may invest a portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets, in shares of the Emerging Country Debt Fund, a portfolio of the Trust offered through a separate prospectus which is not diversified within the meaning of the 1940 Act. All of the Fixed Income Funds (other than Emerging Country Debt Share Fund) may invest without limitation in shares of Short-Duration Collateral Fund and World Opportunity Overlay Fund; these underlying Funds are not diversified within the meaning of the 1940 Act, and their securities are offered through separate prospectuses. Please refer to "Investments in GMO Funds Offered Through Separate Prospectuses" for information regarding certain risks and other information relating to Short-Duration Collateral Fund and World Opportunity Overlay Fund.



     - FOCUSED INVESTMENT RISK. Geographic or industry diversification can reduce overall risk, and investments in a limited number of countries, geographic regions, or companies or in industries with high positive correlations to one another can increase overall risk. Therefore, Funds whose investments are focused in particular countries, regions, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) should only be considered as part of a diversified portfolio that includes other assets.


     A Fund that focuses its investments in securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. This risk is particularly pronounced for the Real Estate Fund, which invests a substantial portion of its assets in real estate-related industries (see also "Real Estate Risk" below).

     Similarly, Funds that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments.


     Funds that invest significant portions of their assets in the securities of relatively few companies may also be particularly vulnerable to events affecting those companies.



     - REAL ESTATE RISK. Because a fundamental policy of the Real Estate Fund is to concentrate its assets in real-estate related securities, the value of the Real Estate Fund's portfolio can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting the performance of real estate may include the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real-estate related securities also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.



     - LEVERAGING RISK. A Fund's use of reverse repurchase agreements and other derivatives may cause the Fund's portfolio to be leveraged. Leverage may disproportionately increase a Fund's portfolio losses when the Fund's investments are adversely affected by changes in interest rates, stock prices, or currency rates. Also, each Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions.



     The net long exposure of each U.S. and International Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) typically will not exceed 100% of the Fund's net assets. However, a Fund occasionally may experience a large redemption that results in overnight net long exposure in excess of 100% of the Fund's net assets. Each U.S. and International Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The U.S. and International Equity Funds also may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.


     The Fixed Income Funds are not limited in the extent to which they may use derivatives or the absolute face value of their derivative positions. As a result, the Fixed Income Funds may be leveraged in relation to their assets. This risk is particularly pronounced for Emerging Country Debt Share Fund. However, the Manager seeks to manage the effective market exposure of each of these Funds by controlling the projected tracking error relative to each Fund's benchmark.


     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.



     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets. See "Market Risk -- Fixed Income Securities" above for a discussion of these risks and the Funds for which the risks associated with asset-backed securities are particularly pronounced.



     Funds that invest in below investment grade securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's or BBB- by S&P or determined by the Manager to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Junk bonds offer the potential for higher investment returns than higher-rated securities. However, junk bonds are often less liquid than higher quality securities. In addition, the continuing ability of issuers of junk bonds to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions. Accordingly, Emerging Country Debt Share Fund, which typically invests most of its assets in lower-rated securities, is subject to substantial credit risk. The Funds listed in "Market Risk -- Fixed Income Securities" above that may invest a portion of their assets in below investment grade securities are also subject to increased credit risk.



     In addition, a Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts, as described in "Derivatives Risk" above) and engages to a significant extent in the lending of its portfolio securities. A Fund is also exposed to credit risk to the extent it engages to a significant extent in the use of repurchase agreements. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. While the Manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This type of counterparty risk is generally more pronounced for Emerging Country Debt Share Fund (through its investment in Emerging Country Debt Fund), and Core Plus Bond Fund, which invest in OTC derivatives with longer durations and may have greater exposure to any one counterparty.


     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Manager may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt. However, while Emerging Country Debt Share Fund intends to be fully invested, it may hold more cash than other Funds due to the more frequent redemption activity of its investors, and its performance may not match that of Emerging Country Debt Fund. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. For example, Emerging Country Debt Fund frequently buys securities of companies that have smaller market capitalizations, that are less liquid, and that are more volatile than securities in its benchmark.


     - FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest part or all of their assets in other GMO Funds are exposed to the risk that the underlying Funds will not perform as expected or will underperform other similar funds. In addition, these Funds will also indirectly be exposed to all of the risks of an investment in the underlying Funds. Because the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Funds that invest in other GMO Funds in underlying Funds with higher fees. The Manager is legally obligated to disregard that incentive when making investment decisions.


                            MANAGEMENT OF THE TRUST


     GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the funds of GMO Trust (the "Trust"). GMO is a private company, founded in 1977. As of May 31, 2005, GMO managed on a worldwide basis more than $__ billion for institutional investors such as pension plans, endowments, foundations, and the funds of the Trust (the "GMO Funds").


     Subject to the approval of the Trust's Board of Trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Class M shares of each Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased.


     For the fiscal year ended February 28, 2005, the Manager received as compensation for services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.



                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
U.S. Core Fund                                   %
Tobacco-Free Core Fund                           %
Value Fund                                       %
Intrinsic Value Fund                             %
Growth Fund                                      %
Real Estate Fund                                 %
International Disciplined Equity Fund            %
International Intrinsic Value Fund               %
International Growth Fund                        %
Currency Hedged International Equity
  Fund                                           %



                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
Foreign Fund                                     %
Emerging Countries Fund                          %
Domestic Bond Fund                               %
Core Plus Bond Fund                              %
International Bond Fund                          %
Currency Hedged International Bond Fund          %
Global Bond Fund                                 %
Emerging Country Debt Share Fund                 %
Short-Duration Investment Fund                   %
Inflation Indexed Bond Fund                      %


* This Fund does not charge a management fee directly, but indirectly bears the management fee charged by the underlying Fund in which it invests.

     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager. Each division's members work collaboratively to manage the relevant Fund's portfolio and no one person is primarily responsible for day-to-day management of the Fund. The table below identifies the investment divisions and the Funds for which they are responsible.


  ---------------------------------------------------------------------------------------------------
          INVESTMENT DIVISION                              PRIMARY RESPONSIBILITIES
  ---------------------------------------------------------------------------------------------------
   U.S. Quantitative                     U.S. Equity Funds (except Value Fund and Real Estate Fund)
  ---------------------------------------------------------------------------------------------------
   U.S. Active                           Value Fund, Real Estate Fund
  ---------------------------------------------------------------------------------------------------
   International Quantitative            International Equity Funds (except Foreign Fund and Emerging
                                         Countries Fund)
  ---------------------------------------------------------------------------------------------------
   International Active                  Foreign Fund
  ---------------------------------------------------------------------------------------------------
   Emerging Markets                      Emerging Countries Fund
  ---------------------------------------------------------------------------------------------------
   Fixed Income                          Fixed Income Funds
  ---------------------------------------------------------------------------------------------------


     The table below identifies senior members of GMO's investment divisions, each senior member's principal occupation during the past five years, and the Funds for which each senior member is responsible. With respect to the Funds for which they have responsibility, the senior members allocate responsibility for portions of the portfolios to members of the relevant division, oversee the implementation of trades, review the overall composition of the portfolios, including to ensure compliance with its stated investment objective and strategies, and monitor cash flows.



-----------------------------------------------------------------------------------------------------------------
           SENIOR MEMBER                    PRINCIPAL OCCUPATION(S)
        (LENGTH OF SERVICE)                   DURING PAST 5 YEARS                           FUNDS
-----------------------------------------------------------------------------------------------------------------
 Edmond Choi                          Director of GMO's U.S. Active          Value Fund and Real Estate Fund
 (since 2001)                         Division since 1994.
-----------------------------------------------------------------------------------------------------------------
 Thomas Cooper                        Co-Director of GMO's Global Fixed      Fixed Income Funds
 (since 1993)                         Income Division since 1993.
-----------------------------------------------------------------------------------------------------------------
 Arjun Divecha                        Director of GMO's Emerging Markets     Emerging Countries Fund
 (since 1993)                         Division since 1993.
-----------------------------------------------------------------------------------------------------------------
 Thomas Hancock                       Director of GMO's International        International Equity Funds (except
 (since 1995)                         Quantitative Division since 1995.      Foreign Fund and Emerging Countries
                                                                             Fund)
-----------------------------------------------------------------------------------------------------------------
 William Nemerever                    Co-Director of GMO's Global Fixed      Fixed Income Funds
 (since 1993)                         Income Division since 1993.
-----------------------------------------------------------------------------------------------------------------
 Robert Soucy*                        Director of GMO's U.S. Quantitative    U.S. Equity Funds (except Value Fund
 (since 2001)                         Division since 1991.                   and Real Estate Fund)
-----------------------------------------------------------------------------------------------------------------
 Ann Spruill                          Director of GMO's International        Foreign Fund
 (since 1993)                         Active Division since 1993.
-----------------------------------------------------------------------------------------------------------------
 Sam Wilderman                        Co-Director of GMO's U.S.              U.S. Equity Funds (except Value Fund
 (since 2005)                         Quantitative Division since 2005.      and Real Estate Fund)
                                      Prior thereto, he was responsible
                                      for research and portfolio
                                      management for Emerging Markets
                                      Fund, Emerging Countries Fund, and
                                      Emerging Markets Quality Fund.
-----------------------------------------------------------------------------------------------------------------



* Mr. Soucy will retire as of December 31, 2005.



     The SAI contains other information about how GMO determines the compensation of the senior members, other accounts they manage, and their ownership of Funds they manage.


OTHER CLASSES OF GMO TRUST SHARES

     This Prospectus offers only Class M shares of certain Funds of the Trust. Information about other classes of shares (and other Funds offered by the Trust) is contained in separate prospectuses. Principal features of these other classes include substantial minimum investment requirements (typically $5,000,000 or higher) and lower fee and expense levels. Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares.

CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT

     IBT serves as the Trust's transfer agent on behalf of the Funds.

EXPENSE REIMBURSEMENT


     As more fully described in each Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse certain Funds of the Trust with respect to certain expenses through at least the date shown in each Funds "Fee and expenses" table. The following expenses are specifically excluded from the Manager's reimbursement obligation: the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense (except with respect to the Emerging Countries
Fund), and transfer taxes.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. A Fund will not determine its NAV on any day when the NYSE is closed for business. A Fund also may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's Class M per share net asset value is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to its Class M shares, less any liabilities attributable to its Class M shares, by the total outstanding Class M shares of the Fund. The value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Official closing price or

     - Most recent bid price (if no reported sale or official closing price) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and their intended disposition

     - In addition, as discussed below, the Trustees have adopted fair value pricing procedures in cases where the closing prices for foreign securities that trade in foreign securities markets or on foreign securities exchanges that close prior to the close of the NYSE do not reflect events occurring after those prices were determined and before the close of the NYSE.

     (Also, see discussion in "Fair Value Pricing" below regarding foreign equity securities.)

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (except for options written by a Fund) (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

Options written by a Fund

     - Most recent ask price

"Fair Value" Pricing


     For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances render an existing methodology or procedure unreliable, the Funds' investments will be valued at "fair value," as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.


     With respect to the Funds' use of "fair value" pricing, investors should note the following:

        -- In certain cases, a significant percentage of a Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time that a Fund's net asset value is calculated, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.

        -- Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures that, among other things, generally require that the Funds' foreign equity securities be valued using fair value prices based on modeling tools by third party vendors to the extent that those fair value prices are available.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold. In addition, because some Funds hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors cannot redeem their shares in those Funds.

                                 NAME POLICIES

     No Fund will change its Name Policy without providing its shareholders with at least 60 days' prior written notice. When used in connection with a Fund's Name Policy, the Manager defines "assets" to include the Fund's net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund's investments be "tied economically" to such country or region. For purposes of this Prospectus, an investment is "tied economically" to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of such country or of a country within such region or in an issuer that maintains its principal place of business in such country or region; (ii) it is traded principally in such country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or region, or has at least 50% of its assets in such country or region. A Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investments or indirect investments (e.g., investments in another Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset).


                        DISCLOSURE OF PORTFOLIO HOLDINGS



     The Funds have established a policy with respect to the disclosure of the Funds' portfolio holdings. A description of this policy is provided in the Statement of Additional Information. Information regarding the Funds' portfolio holdings as of each month's end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO ("potential shareholders"), and their consultants or agents through a secured link on GMO's website approximately 5 days after months end.



     To access this information on GMO's website
(http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates. Beneficial owners of shares of the Trust who have invested in the Trust through a broker or agent should contact that broker or agent for information on how to obtain access to a Fund's portfolio holdings on the website.



     The Funds or GMO may suspend the posting of the portfolio holdings, or the Funds may modify the disclosure policy without notice to shareholders. Once posted, a Fund's portfolio holdings will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date of those holdings.


                             HOW TO PURCHASE SHARES

     You may purchase a Fund's Class M shares on any day when the NYSE is open for business through certain brokers and agents who are authorized to accept purchase and redemption orders on the Funds' behalf. Brokers and agents accepting purchases on a Fund's behalf may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing

Fund shares through them. For instructions on purchasing shares, please contact your broker or agent. The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO.


     PURCHASE POLICIES. An investor must submit a purchase request in good order to avoid having it rejected by the Trust or its agent. A purchase request is in good order if it includes:


     - The name of the Fund being purchased;



     - The dollar amount of shares to be purchased;



     - The date on which purchase is to be made (subject to receipt prior to the close of regular trading on that date);



     - The investor's name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity;



     - The signature of an authorized signatory as identified in the GMO Trust Application; and


     - Payment in full (by check, wire, or securities).

       -- If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved for later payment.

     If a purchase request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price is the net asset value per share determined on that day for the Fund shares to be purchased. If the purchase request is received after the close of regular trading on the NYSE, the purchase price is the net asset value per share determined on the next business day for the Fund shares to be purchased.

     The Trust and its agent reserve the right to reject any order. In addition, a Fund may temporarily or permanently close to some or all new subscriptions and/or additional investments from existing shareholders.

     Funds advised or sub-advised by GMO ("Top Funds") may purchase shares of other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met:
(i) the Top Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Top Funds of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.


     No Fund will honor requests for purchases or exchanges by shareholders who are identified as engaging in frequent trading strategies, including market timing. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time that may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise are considered to be harmful to a Fund and its shareholders, as reasonably determined by the Manager. Notwithstanding the foregoing, Domestic Bond Fund, Short-Duration Investment Fund, World Opportunity Overlay Fund (offered through a separate prospectus), and Short-Duration Collateral Fund (offered through a separate prospectus), due to the nature of their investments, do not limit frequent trading.



     The Trustees have approved policies and procedures reasonably designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders. There is no assurance that a Fund will be effective in identifying or preventing frequent trading activity in all instances, and the Fund does not automatically redeem shares that are the subject of a rejected exchange request.



     In addition to policies and procedures with respect to frequent transactions, the Trustees have adopted pricing policies that generally provide for the fair valuation of foreign equity securities on a daily basis, as
described in "Determination of Net Asset Value" on page   . The fair value
pricing of foreign equity securities reduces the risk that frequent trading strategies could be used to take advantage of arbitrage opportunities resulting from the markets of certain foreign equity securities closing earlier than the time at which a Fund determines its NAV.



     Certain Funds may be distributed through financial intermediaries who submit net purchase and redemption orders to the Fund through omnibus accounts. These omnibus accounts will engage in frequent transactions due to the volume of underlying shareholder activity that each intermediary aggregates on a daily basis. Because the transactions transmitted through omnibus accounts will only represent net transactions through a particular intermediary, the Funds' ability to monitor for and prevent frequent trading strategies is limited and dependent upon the cooperation of the intermediary in enforcing the Funds' policies. The Funds reserve the right to terminate a particular shareholder's investment privileges or the sale of Fund shares through a particular intermediary at any time.


                              HOW TO REDEEM SHARES

     You may redeem a Fund's Class M shares on any day when the NYSE is open for business. Redemption requests should be processed through the broker or agent through which the Fund shares to be redeemed were purchased. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, please contact your broker or agent.

     REDEMPTION POLICIES. An investor must submit a redemption request in good order to avoid having it rejected by the Trust or its agent. A redemption request is in good order if it includes:


     - The name of the Fund being redeemed;



     - The number of shares or the dollar amount of shares to be redeemed;



     - The date on which redemption is to be made (subject to receipt prior to the close of regular trading on that date).



     - The investor's name and/or the account number set forth with sufficient clarity to avoid ambiguity;



     - The signature of an authorized signatory as identified in the GMO Trust Application; and



     - Wire instructions or registration address that match the wire instructions or registration address on file at GMO.



     If the redemption request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day. If the redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day.



     The Trust may take up to seven days to remit proceeds. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by that Fund instead of cash.

     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value"

     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and may not represent a pro rata distribution of each security held in the Fund's portfolio


     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption.


     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed on days other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.


     Pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem Fund shares held by a shareholder unilaterally at any time if at that time: (i) the shares of the Fund or a class held by the shareholder (including Class M shares) have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or
(ii) the shares of the Fund or a class held by the shareholder exceed a percentage of the outstanding shares of the Fund or a class determined from time to time by the Trustees. The Trustees currently have not determined a minimum amount or a maximum percentage for any of the Funds or classes.


     Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and
(ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

                     DISTRIBUTION AND SERVICE (12b-1) PLAN

     Each Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The plan provides for payments at annual rates not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares under the Plan to 0.25% of each Fund's average daily net assets attributable to its Class M shares. Because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

                            DISTRIBUTIONS AND TAXES

     The policy of each U.S. Equity Fund (except for the Real Estate Fund), the Short-Duration Investment Fund, and the Domestic Bond Fund is to declare and pay distributions of its net income quarterly. The policy of each other Fund is to declare and pay distributions of its net income semi-annually. Each Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions are paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the purchase order form, or by notifying their broker or agent.

It is important for you to note:


     - For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less are taxable to shareholders as ordinary income.



     - For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fixed Income Funds do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.



     - Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.


     - Distributions by a Fund are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly such income or gains were included in the price the shareholder paid for the Fund's shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from a shareholder's sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as capital gain.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. The foreign withholding tax rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed and mortgage-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation-indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - A Fund's use of derivatives and securities lending may increase the amount of taxes payable by its shareholders.


     - A Fund's investment in other series of the GMO Trust, including the Emerging Country Debt Fund, Short-Duration Collateral Fund, and World Opportunity Overlay Fund or other regulated investment companies could affect the amount, timing and character of distributions. See "Taxes" in the SAI for more information.



     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisers about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax).



     For information on how you may be affected by the American Jobs Creation Act of 2004, including new rules for Fund distributions of gain attributable to "U.S. real property interests," see the SAI.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.


As of the year ended February 28, 2005, six Funds, U.S. Core Fund, Growth Fund, Emerging Countries Fund, Foreign Fund, International Intrinsic Value Fund, and Value Fund, offered Class M Shares. The financial highlights shown for these six Funds are for a Class M Share outstanding from the period covering each Fund's date of commencement of operations to February 29, 2004. For all other Funds, the financial highlights shown are for a Class III Share outstanding throughout each relevant period. Class III Shares of each Fund are offered through a separate prospectus.


U.S. EQUITY FUNDS
-------------------------

U.S. CORE FUND


                                                                                    CLASS M SHARES
                                                              ----------------------------------------------------------
                                                                                                       PERIOD FROM
                                                                                                      APRIL 15, 2002
                                                                                 YEAR ENDED           (COMMENCEMENT
                                                                                FEBRUARY 29,      OF OPERATIONS) THROUGH
                                                                  2005              2004            FEBRUARY 28, 2003
                                                              ------------      ------------      ----------------------
Net asset value, beginning of period........................                      $   9.96               $ 12.89
                                                                --------          --------               -------
Income from investment operations:
  Net investment income+....................................                          0.12                  0.11
  Net realized and unrealized gain (loss)...................                          3.57                 (2.94)
                                                                --------          --------               -------
    Total from investment operations........................                          3.69                 (2.83)
                                                                --------          --------               -------
Less distributions to shareholders:
  From net investment income................................                         (0.13)                (0.10)
                                                                --------          --------               -------
    Total distributions.....................................                         (0.13)                (0.10)
                                                                --------          --------               -------
Net asset value, end of period..............................                      $  13.52               $  9.96
                                                                ========          ========               =======
Total Return(a).............................................                         37.23%               (22.03)%++
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                      $141,188               $60,242
  Net expenses to average daily net assets..................                          0.78%                 0.78%*
  Net investment income to average daily net assets.........                          0.98%                 1.18%*
  Portfolio turnover rate...................................                            57%                   74%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                          0.03%                 0.03%*


(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*  Annualized.
+  Computed using average shares outstanding throughout the period.
++ Not Annualized.

TOBACCO-FREE CORE FUND


                                                           CLASS III SHARES
                                   ----------------------------------------------------------------
                                                      YEAR ENDED FEBRUARY 28/29,
                                   ----------------------------------------------------------------
                                     2005          2004          2003          2002          2001
                                   --------      --------      --------      --------      --------
Net asset value, beginning of
  period......................                   $   8.69      $  11.23      $  12.29      $  14.35
                                   --------      --------      --------      --------      --------
Income from investment
  operations:
  Net investment income.......                       0.13+         0.12+         0.15+         0.17+
  Net realized and unrealized
    gain (loss)...............                       3.07         (2.55)        (1.07)        (0.20)
                                   --------      --------      --------      --------      --------
    Total from investment
      operations..............                       3.20         (2.43)        (0.92)        (0.03)++
                                   --------      --------      --------      --------      --------
Less distributions to
  shareholders:
  From net investment
    income....................                      (0.13)        (0.11)        (0.14)        (0.19)
  From net realized gains.....                      --            --            --            (1.84)
                                   --------      --------      --------      --------      --------
    Total distributions.......                      (0.13)        (0.11)        (0.14)        (2.03)
                                   --------      --------      --------      --------      --------
Net asset value, end of
  period......................                   $  11.76      $   8.69      $  11.23      $  12.29
                                   ========      ========      ========      ========      ========
Total Return(a)...............                      37.06%       (21.69)%       (7.53)%       (0.83)%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................                   $188,370      $163,025      $133,203      $260,432
  Net expenses to average
    daily net assets..........                       0.48%         0.48%         0.48%         0.48%
  Net investment income to
    average daily net
    assets....................                       1.26%         1.26%         1.24%         1.20%
  Portfolio turnover rate.....                         63%           62%           85%           82%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets..........                       0.04%         0.04%         0.03%         0.05%


(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+  Computed using average shares outstanding throughout the period.
++ The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND


                                                            CLASS M SHARES
                                         ----------------------------------------------------
                                                                            PERIOD FROM
                                                                          JANUARY 10, 2002
                                         YEAR ENDED FEBRUARY 28/29,        (COMMENCEMENT
                                         ---------------------------   OF OPERATIONS) THROUGH
                                          2005      2004      2003       FEBRUARY 28, 2002
                                         -------   -------   -------   ----------------------
Net asset value, beginning of period...            $  6.72   $  8.82           $ 9.06
                                         -------   -------   -------           ------
Income from investment operations:
  Net investment income................               0.11      0.12             0.01
  Net realized and unrealized gain
    (loss).............................               2.57     (2.10)           (0.25)
                                         -------   -------   -------           ------
    Total from investment operations...               2.68     (1.98)           (0.24)
                                         -------   -------   -------           ------
Less distributions to shareholders:
  From net investment income...........              (0.14)    (0.12)              --
                                         -------   -------   -------           ------
    Total distributions................              (0.14)    (0.12)              --
                                         -------   -------   -------           ------
Net asset value, end of period.........            $  9.26   $  6.72           $ 8.82
                                         =======   =======   =======           ======
Total Return(a)........................              40.23%   (22.56)%          (2.65)%+
Ratios/Supplemental Data:
  Net assets, end of period (000's)....            $10,916   $ 6,444           $  486
  Net expenses to average daily net
    assets.............................               0.91%     0.92%            0.91%*
  Net investment income to average
    daily net assets...................               1.42%     1.46%            1.52%*
  Portfolio turnover rate..............                127%      100%              95%
  Fees and expenses reimbursed by the
    Manager to average daily net
    assets.............................               0.20%     0.07%            0.06%*


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*  Annualized.
+  Not annualized.

INTRINSIC VALUE FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                                    YEAR ENDED
                                                                                  FEBRUARY 28/29,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period........................              $  8.05     $ 10.73     $ 10.84     $  8.79
                                                              -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income.....................................                 0.17+       0.15+       0.18+       0.20
  Net realized and unrealized gain (loss)...................                 3.31       (2.36)       0.05        2.06
                                                              -------     -------     -------     -------     -------
        Total from investment operations....................                 3.48       (2.21)       0.23        2.26
                                                              -------     -------     -------     -------     -------
Less distributions to shareholders:
  From net investment income................................                (0.17)      (0.15)      (0.20)      (0.14)
  From net realized gains...................................                   --       (0.32)      (0.14)      (0.07)
                                                              -------     -------     -------     -------     -------
        Total distributions.................................                (0.17)      (0.47)      (0.34)      (0.21)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................              $ 11.36     $  8.05     $ 10.73     $ 10.84
                                                              =======     =======     =======     =======     =======
Total Return(a).............................................                43.68%     (21.05)%      2.16%      26.00%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $71,931     $61,923     $97,622     $50,864
  Net expenses to average daily net assets..................                 0.48%       0.48%       0.48%       0.48%
  Net investment income to average daily net assets.........                 1.77%       1.56%       1.67%       2.04%
  Portfolio turnover rate...................................                   65%        114%         61%         89%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                 0.14%       0.15%       0.09%       0.17%


(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
*  Annualized.
+  Computed using average shares outstanding throughout the period.
++ Not annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND


                                                                                  CLASS M SHARES
                                                              ------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                      YEAR ENDED                SEPTEMBER 11, 2002
                                                                     FEBRUARY 29,                 (COMMENCEMENT
                                                              --------------------------      OF OPERATIONS) THROUGH
                                                                2005            2004            FEBRUARY 28, 2003
                                                              --------      ------------      ----------------------
Net asset value, beginning of period........................                  $  14.25               $ 15.27
                                                              --------        --------               -------
Income from investment operations:
  Net investment income.....................................                      0.09                  0.04
  Net realized and unrealized gain (loss)...................                      5.09                 (1.01)
                                                              --------        --------               -------
    Total from investment operations........................                      5.18                 (0.97)
                                                              --------        --------               -------
Less distributions to shareholders:
  From net investment income................................                     (0.10)                (0.05)
                                                              --------        --------               -------
  From net realized gains...................................                     (0.36)                   --
                                                              --------        --------               -------
    Total distributions.....................................                     (0.46)                (0.05)
                                                              --------        --------               -------
Net asset value, end of period..............................                  $  18.97               $ 14.25
                                                              ========        ========               =======
Total Return(a).............................................                     36.58%                (6.31)%+
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                  $199,865               $20,306
  Net expenses to average daily net assets..................                      0.78%                 0.78%*
  Net investment income to average daily net assets.........                      0.29%                 0.51%*
  Portfolio turnover rate...................................                        97%                   72%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                      0.05%                 0.09%*


(a) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
*  Annualized.
+  Not annualized.

REAL ESTATE FUND*


                                                                                       CLASS III SHARES
                                                                 ------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                 ------------------------------------------------------------
                                                                   2005         2004         2003         2002         2001
                                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........................                  $  10.49     $  11.17     $  10.31     $   8.26
                                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................                      0.58+        0.50+        0.56+        0.60
  Net realized and unrealized gain (loss)...................                      4.01        (0.71)        0.84         1.92
                                                                 --------     --------     --------     --------     --------
    Total from investment operations........................                      4.59        (0.21)        1.40         2.52
                                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................                     (0.43)       (0.47)       (0.54)       (0.47)
                                                                 --------     --------     --------     --------     --------
    Total distributions.....................................                     (0.43)       (0.47)       (0.54)       (0.47)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............................                  $  14.65     $  10.49     $  11.17     $  10.31
                                                                 ========     ========     ========     ========     ========
Total Return(a).............................................                     44.56%       (2.16)%      13.73%       30.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                  $191,458     $142,256     $192,606     $133,420
  Net expenses to average daily net assets..................                      0.52%        0.69%        0.69%        0.69%
  Net investment income to average daily net assets.........                      4.61%        4.47%        5.18%        5.85%
  Portfolio turnover rate...................................                        56%          61%           6%          11%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                      0.24%        0.04%        0.05%        0.05%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+  Computed using average shares outstanding throughout the period.
* Effective June 30, 2002, the "GMO REIT Fund" was renamed the "GMO Real Estate Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL EQUITY FUNDS
------------------------------------------

INTERNATIONAL DISCIPLINED EQUITY FUND


                                                                                CLASS III SHARES
                                                              -----------------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                 JANUARY 29, 2002
                                                                                                 (COMMENCEMENT OF
                                                                                                OPERATIONS) THROUGH
                                                                2005       2004      2003        FEBRUARY 28, 2002
                                                              --------   --------   -------     -------------------
Net asset value, beginning of period........................             $  18.04   $ 20.40           $ 20.00
                                                              --------   --------   -------           -------
Income from investment operations:
  Net investment income+....................................                 0.40      0.37              0.02
  Net realized and unrealized gain (loss)...................                 8.81     (2.03)             0.38
                                                              --------   --------   -------           -------
    Total from investment operations........................                 9.21     (1.66)             0.40
                                                              --------   --------   -------           -------
Less distributions to shareholders:
  From net investment income................................                (0.50)    (0.70)               --
                                                              --------   --------   -------           -------
    Total distributions.....................................                (0.50)    (0.70)               --
                                                              --------   --------   -------           -------
Net asset value, end of period..............................             $  26.75   $ 18.04           $ 20.40
                                                              ========   ========   =======           =======
Total Return(a).............................................                51.46%    (8.28)%            2.00%**
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $201,333   $68,047           $47,081
  Net expenses to average daily net assets..................                 0.55%     0.55%             0.55%*
  Net investment income to average daily net assets.........                 1.77%     1.82%             1.56%*
  Portfolio turnover rate...................................                   43%       64%                0%**(b)
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                 0.27%     0.39%             1.89%*


*  Annualized.
** Not annualized.
+  Computed using average shares outstanding throughout the period.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Portfolio turnover rate was less than 1%.

INTERNATIONAL INTRINSIC VALUE FUND


                                                                          CLASS M SHARES
                                                                 ---------------------------------
                                                                                 PERIOD FROM
                                                                               OCTOBER 2, 2003
                                                                                (COMMENCEMENT
                                                                            OF OPERATIONS) THROUGH
                                                                  2005        FEBRUARY 29, 2004
                                                                 ------     ----------------------
Net asset value, beginning of period........................                        $20.92
                                                                 ------             ------
Income from investment operations:
  Net investment income(b)..................................                          0.01
  Net realized and unrealized gain..........................                          3.73
                                                                 ------             ------
    Total from investment operations........................                          3.74
                                                                 ------             ------
Less distributions to shareholders:
  From net investment income................................                         (0.51)
                                                                 ------             ------
    Total distributions.....................................                         (0.51)
                                                                 ------             ------
Net asset value, end of period..............................                        $24.15
                                                                 ======             ======
Total Return(a).............................................                         18.06%**
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                        $7,408
  Net expenses to average daily net assets..................                          0.99%*
  Net investment income to average daily net assets.........                          0.12%*
  Portfolio turnover rate...................................                            44%***
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                          0.09%*


*   Annualized.
**  Not Annualized.

*** Calculation represents portfolio turnover of the Fund for the year ended
    February 29, 2004.

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL GROWTH FUND


                                                                                CLASS III SHARES
                                                              ----------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                NOVEMBER 30, 2001
                                                                                                (COMMENCEMENT OF
                                                                                               OPERATIONS) THROUGH
                                                                2005       2004       2003      FEBRUARY 28, 2002
                                                              --------   --------   --------   -------------------
Net asset value, beginning of period........................             $  16.83   $  19.65         $ 20.00
                                                              --------   --------   --------         -------
Income from investment operations:
  Net investment income(b)..................................                 0.29       0.25            0.01
  Net realized and unrealized gain (loss)...................                 6.81      (2.46)          (0.36)
                                                              --------   --------   --------         -------
    Total from investment operations........................                 7.10      (2.21)          (0.35)
                                                              --------   --------   --------         -------
Less distributions to shareholders:
  From net investment income................................                (0.26)     (0.61)             --
                                                              --------   --------   --------         -------
    Total distributions.....................................                (0.26)     (0.61)             --
                                                              --------   --------   --------         -------
Net asset value, end of period..............................             $  23.67   $  16.83         $ 19.65
                                                              ========   ========   ========         =======
Total Return(a).............................................                42.33%    (11.40)%         (1.75)%**
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $565,104   $178,804         $84,884
  Net expenses to average daily net assets..................                 0.69%      0.69%           0.69%*
  Net investment income to average daily net assets.........                 1.38%      1.32%           0.36%*
  Portfolio turnover rate...................................                   63%        78%             15%**
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                 0.16%      0.22%           0.65%*


*  Annualized.
** Not annualized.
(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Computed using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL EQUITY FUND*


                                                                                          CLASS III SHARES
                                                                   --------------------------------------------------------------
                                                                                     YEAR ENDED FEBRUARY 28/29,
                                                                   --------------------------------------------------------------
                                                                    2005         2004           2003           2002        2001
                                                                   -------     --------        -------        -------     -------
Net asset value, beginning of period.......................                    $   5.54        $  7.14        $  9.25     $ 10.04
                                                                   -------     --------        -------        -------     -------
Income from investment operations:
  Net investment income(d).................................                        0.20(c)        0.22(c)        0.46(c)     0.23
  Net realized and unrealized gain (loss)..................                        1.59          (1.55)         (1.00)       1.34
                                                                   -------     --------        -------        -------     -------
    Total from investment operations.......................                        1.79          (1.33)         (0.54)       1.57
                                                                   -------     --------        -------        -------     -------
Less distributions to shareholders:
  From net investment income...............................                          --          (0.27)         (1.53)      (0.21)
  From net realized gains..................................                          --             --          (0.04)      (2.15)
                                                                   -------     --------        -------        -------     -------
    Total distributions....................................                          --          (0.27)         (1.57)      (2.36)
                                                                   -------     --------        -------        -------     -------
Net asset value, end of period.............................                    $   7.33        $  5.54        $  7.14     $  9.25
                                                                   =======     ========        =======        =======     =======
Total Return(a)............................................                       32.31%        (19.53)%        (5.38)%     16.69%
Ratios/Supplemental Data:
  Net assets, end of period (000's)........................                    $160,586        $28,923        $37,581     $49,332
  Net expenses to average daily net assets.................                        0.04%(b)       0.06%(b)       0.31%(b)    0.69%
  Net investment income to average daily net assets........                        2.98%(c)       3.32%(c)       5.33%(c)    2.23%
  Portfolio turnover rate..................................                           5%            90%           120%         39%
  Fees and expenses reimbursed by the Manager to average
    daily net assets.......................................                        0.87%          1.32%          0.79%       0.38%


(a) Total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other Funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying Funds.
(c) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying Funds in which the fund invests.
(d) Computed using average shares outstanding throughout the period.
* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FOREIGN FUND


                                                                                 CLASS M SHARES
                                                                -------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29,
                                                                -------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                JANUARY 25, 2002
                                                                                                  (COMMENCEMENT
                                                                                                OF OPERATIONS) TO
                                                                 2005       2004       2003     FEBRUARY 28, 2002
                                                                -------    -------    ------    -----------------
Net asset value, beginning of period........................               $  8.86    $ 9.93          $9.85
                                                                -------    -------    ------          -----
Income from investment operations:
  Net investment income(b)..................................                  0.14      0.05           0.00(c)
  Net realized and unrealized gain (loss)...................                  4.45     (0.93)          0.08
                                                                -------    -------    ------          -----
    Total from investment operations........................                  4.59     (0.88)          0.08
                                                                -------    -------    ------          -----
Less distributions to shareholders:
  From net investment income................................                 (0.20)    (0.19)            --
  From net realized gains...................................                    --      --               --
                                                                -------    -------    ------          -----
    Total distributions.....................................                 (0.20)    (0.19)            --
                                                                -------    -------    ------          -----
Net asset value, end of period..............................               $ 13.25    $ 8.86          $9.93
                                                                =======    =======    ======          =====
Total Return(a).............................................                 52.10%    (9.09)%         0.81%**
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $12,878    $4,449          $   1
  Net expenses to average daily net assets..................                  1.05%     1.06%          1.05%*
  Net investment income to average daily net assets.........                  1.23%     0.55%          0.35%*
  Portfolio turnover rate...................................                    25%       22%            22%**
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.08%     0.10%          0.09%*


*  Annualized.
** Not annualized.
(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)Computed using average shares outstanding throughout the period.
(c)Net investment income earned was less than $.01 per share.

EMERGING COUNTRIES FUND


                                                                               CLASS M SHARES
                                                                --------------------------------------------
                                                                                 YEAR ENDED
                                                                              FEBRUARY 28/29,
                                                                --------------------------------------------
                                                                                           PERIOD FROM
                                                                                           JULY 9, 2002
                                                                                          (COMMENCEMENT
                                                                                      OF OPERATIONS) THROUGH
                                                                 2005       2004        FEBRUARY 28, 2003
                                                                -------    -------    ----------------------
Net asset value, beginning of period........................               $  8.51           $  9.85
                                                                -------    -------           -------
Income from investment operations:
  Net investment income.....................................                  0.11              0.01
  Net realized and unrealized loss..........................                  6.71             (1.35)
                                                                -------    -------           -------
    Total from investment operations........................                  6.82             (1.34)
                                                                -------    -------           -------
Less distributions to shareholders:
  From net investment income................................                 (0.20)               --
  From net realized gains...................................                 (0.22)               --
                                                                -------    -------           -------
    Total distributions.....................................                 (0.42)               --
Net asset value, end of period..............................               $ 14.91           $  8.51
                                                                =======    =======           =======
Total Return(a).............................................                 80.98%           (13.60)%**
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $58,346           $   579
  Net expenses to average daily net assets..................                  1.45%             1.57%*
  Net investment income to average daily net assets.........                  1.27%             0.20%*
  Portfolio turnover rate...................................                    57%              108%***
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.06%             0.41%*


*   Annualized.
**  Not annualized.
*** Calculation represents portfolio turnover of the Fund for the year ended
    February 28, 2003.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FIXED INCOME FUNDS
-----------------------------

DOMESTIC BOND FUND


                                                                                   CLASS III SHARES
                                                         --------------------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                         --------------------------------------------------------------------
                                                           2005       2004*           2003*           2002*          2001(c)*
                                                         --------    --------        --------        --------        --------
Net asset value, beginning of period...................              $  10.08        $   9.68        $   9.98        $   9.23
                                                         --------    --------        --------        --------        --------
Income from investment operations:
  Net investment income(d).............................                  0.23+           0.22+           0.41+           0.60+
  Net realized and unrealized gain (loss)..............                  0.24            0.86            0.22            0.73
                                                         --------    --------        --------        --------        --------
    Total from investment operations...................                  0.47            1.08            0.63            1.33
                                                         --------    --------        --------        --------        --------
Less distributions to shareholders:
  From net investment income...........................                 (0.20)          (0.27)          (0.50)          (0.58)
  From net realized gains..............................                 (0.28)          (0.41)          (0.43)             --
                                                         --------    --------        --------        --------        --------
    Total distributions................................                 (0.48)          (0.68)          (0.93)          (0.58)
                                                         --------    --------        --------        --------        --------
Net asset value, end of period.........................              $  10.07        $  10.08        $   9.68        $   9.98
                                                         ========    ========        ========        ========        ========
Total Return(a)........................................                  4.79%          11.43%           6.62%          14.91%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....................              $373,277        $113,223        $155,000        $170,534
  Net operating expenses to average daily net assets...                  0.25%           0.25%           0.25%           0.25%
  Interest expense to average daily net assets.........                 --              --              --               0.07%(b)
  Total net expenses to average daily net assets(e)....                  0.25%           0.25%           0.25%           0.32%
  Net investment income to average daily net
    assets(d)..........................................                  2.30%           2.23%           4.16%           6.37%
  Portfolio turnover rate..............................                    15%             71%             19%             65%
  Fees and expenses reimbursed by the Manager to
    average daily net assets...........................                  0.06%           0.05%           0.05%           0.05%


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(e) Net expenses exclude expenses incurred indirectly through investments in other GMO Funds in which the Fund invests.
+  Computed using average shares outstanding throughout the period.

* As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.12% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the net investment income ratio of 0.34%, 0.19% and 0.04% and to net investment income per share of $0.03, $0.02, and $0.01 in the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
CORE PLUS BOND FUND*


                                                                                        CLASS III SHARES
                                                                ----------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,**
                                                                ----------------------------------------------------------------
                                                                  2005          2004          2003          2002        2001(d)
                                                                --------      --------      --------      --------      --------
Net asset value, beginning of period........................                  $   9.95      $  10.39      $  10.17      $   9.64
                                                                --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+....................................                      0.25(a)       0.20(a)       0.77(a)       0.62(a)
  Net realized and unrealized gain (loss)...................                      0.91          0.44          0.07          0.73
                                                                --------      --------      --------      --------      --------
    Total from investment operations........................                      1.16          0.64          0.84          1.35
                                                                --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                     (0.28)        (0.47)        (0.62)        (0.82)
  From net realized gains...................................                     (0.43)        (0.61)           --(f)         --
                                                                --------      --------      --------      --------      --------
    Total distributions.....................................                     (0.71)        (1.08)        (0.62)        (0.82)
                                                                --------      --------      --------      --------      --------
Net asset value, end of period..............................                  $  10.40      $   9.95      $  10.39      $  10.17
                                                                ========      ========      ========      ========      ========
Total Return(b).............................................                     11.99%         6.45%         8.53%        14.52%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                  $602,824      $286,030      $340,039      $156,412
  Net operating expenses to average daily net assets........                      0.39%(e)      0.38%(e)      0.38%(e)      0.39%(e)
  Interest expense to average daily net assets..............                     --            --            --            --
  Total net expenses to average daily net assets............                      0.39%         0.38%         0.38%         0.39%
  Net investment income to average daily net assets.........                      2.43%(e)      1.91%(a)      7.38%(a)      6.29%(a)
  Portfolio turnover rate...................................                       114%          108%          113%          181%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                      0.09%         0.09%         0.09%         0.12%


(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(f) The distribution from net realized gains was less than $0.01 per share.
* Effective June 30, 2001, the "GMO U.S. Bond/Global Alpha A Fund" was renamed the "GMO Core Plus Bond Fund."

** As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.51% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.06%, (0.01%), and (0.05%) and to net investment income per share of $0.01, less than $(0.01) and less than $(0.01) in the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.

+  Calculated using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2005         2004*         2003*         2002*        2001(d)*
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.94      $   9.05      $   9.44      $   9.19
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(a)..................................                    0.20+         0.20+         0.44+         0.61+
  Net realized and unrealized gain (loss)...................                    1.94          2.00         (0.80)        (0.32)
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    2.14          2.20         (0.36)         0.29
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                   (0.71)        (1.31)        (0.03)           --
  From net realized gains...................................                   (0.99)           --            --         (0.04)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                   (1.70)        (1.31)        (0.03)        (0.04)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $  10.38      $   9.94      $   9.05      $   9.44
                                                              ========      ========      ========      ========      ========
Total Return(b).............................................                   23.17%        25.17%        (3.80)%        3.20%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $271,015      $122,521      $135,048      $212,591
  Net operating expenses to average daily net assets........                    0.39%(e)      0.38%(e)      0.38%(e)      0.39%(e)
  Interest expense to average daily net assets..............                      --            --            --            --
  Total net expenses to average daily net assets............                    0.39%         0.38%         0.38%         0.39%
  Net investment income to average daily net assets(a)......                    1.98%         1.96%         4.73%         6.63%
  Portfolio turnover rate...................................                      26%           40%           36%          114%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.12%         0.11%         0.11%         0.04%


(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.
+  Computed using average shares outstanding throughout the period.

* As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.16% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.44%), (0.12%), and (0.19%) and to net investment income per share of $(0.04), $(0.01), and $(0.02) in the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.


CURRENCY HEDGED INTERNATIONAL BOND FUND


                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------------
                                                                2005         2004*         2003*        2002*       2001(c)*
                                                              --------      --------      -------      -------      --------
Net asset value, beginning of period........................                $   8.85      $  9.04      $  9.72      $   9.70
                                                              --------      --------      -------      -------      --------
Income from investment operations:
  Net investment income(a)+.................................                    0.06         0.09         0.50          0.57
  Net realized and unrealized gain (loss)...................                    0.76         0.32        (0.13)         0.73
                                                              --------      --------      -------      -------      --------
    Total from investment operations........................                    0.82         0.41         0.37          1.30
                                                              --------      --------      -------      -------      --------
Less distributions to shareholders:
  From net investment income................................                   (0.51)       (0.60)       (1.05)        (1.18)
  From net realized gains...................................                      --           --           --         (0.10)
                                                              --------      --------      -------      -------      --------
    Total distributions.....................................                   (0.51)       (0.60)       (1.05)        (1.28)
                                                              --------      --------      -------      -------      --------
Net asset value, end of period..............................                $   9.16      $  8.85      $  9.04      $   9.72
                                                              ========      ========      =======      =======      ========
Total Return(b).............................................                    9.53%        4.81%        4.21%        14.06%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $222,872      $20,219      $17,932      $ 18,102
  Net expenses to average daily net assets..................                    0.38%(d)     0.40%(d)     0.38%(d)      0.40%(d)
  Net investment income to average daily net assets(a)......                    0.68%        0.97%        5.45%         5.79%
  Portfolio turnover rate...................................                      36%          66%          44%          120%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.24%        0.51%        0.54%         0.07%


(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.
+  Computed using average shares outstanding throughout the period.

* As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.25% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.05%), less than 0.00%, and (0.17%) for the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively and to net investment income per share of less than $(0.00), less than $0.00, and $(0.02) for the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


GLOBAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,*
                                                              ----------------------------------------------------------------
                                                                2005          2004          2003          2002        2001(d)
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.20      $   9.33      $  10.04      $   9.41
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income.....................................                    0.12(a)+      0.09(a)+      0.52(a)+      0.50(a)+
  Net realized and unrealized gain (loss)...................                    1.42          1.47         (0.66)         0.12
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    1.54          1.58         (0.13)         0.63
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                      --         (1.51)        (0.39)           --
  From net realized gains...................................                   (1.90)        (0.20)        (0.19)           --
  Return of capital.........................................                   (0.11)           --            --            --
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                   (2.01)        (1.71)        (0.58)           --
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $   8.73      $   9.20      $   9.33      $  10.04
                                                              ========      ========      ========      ========      ========
Total Return(b).............................................                   20.21%        17.76%        (1.34)%        6.70%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $138,684      $235,842      $273,074      $291,112
  Net operating expenses to average daily net assets........                    0.32%(e)      0.33%(e)      0.32%(e)      0.33%(e)
  Interest expense to average daily net assets..............                      --            --            --            --
  Total net expenses to average daily net assets............                    0.32%         0.33%         0.32%         0.33%
  Net investment income to average daily net assets.........                    1.44%(a)      1.10%(a)      5.36%(a)      5.34%(a)
  Portfolio turnover rate...................................                      45%           50%           28%           35%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                    0.12%         0.08%         0.08%         0.08%


+  Computed using average shares outstanding throughout the period.
(a)Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d)Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e)Net expenses exclude expenses incurred indirectly through investment in underlying Funds.

(*)As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.17% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.16%), (0.05%), and (0.11%) and to net investment income per share of $(0.02), $(0.01), and $(0.01) in the fiscal years ending February 28/29, 2003, 2002, and 2001, respectively.


EMERGING COUNTRY DEBT SHARE FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                            YEAR ENDED FEBRUARY 28/29,
                                                              -------------------------------------------------------
                                                                2005        2004       2003       2002         2001
                                                              --------    --------    -------    -------     --------
Net asset value, beginning of period........................              $   9.56    $  9.25    $  8.90     $   8.70
                                                              --------    --------    -------    -------     --------
Income from investment operations:
  Net investment income(a)..................................                  1.10+      0.83+      1.03+        1.33+
  Net realized and unrealized gain (loss)...................                  1.73       0.57       0.51         0.23
                                                              --------    --------    -------    -------     --------
        Total from investment operations....................                  2.83       1.40       1.54         1.56
                                                              --------    --------    -------    -------     --------
Less distributions to shareholders:
  From net investment income................................                 (1.85)     (1.09)     (1.19)       (1.36)
  From net realized gains...................................                 (0.49)      1.49      (0.65)        0.13
                                                              --------    --------    -------    -------     --------
        Total distributions.................................                 (2.34)     (1.09)     (1.19)       (1.36)
                                                              --------    --------    -------    -------     --------
Net asset value, end of period..............................              $  10.05    $  9.56    $  9.25     $   8.90
                                                              ========    ========    =======    =======     ========
Total Return(b).............................................                 29.91%     15.81%     18.47%       18.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $100,943    $66,140    $89,952     $102,481
  Net expenses to average daily net assets(c)...............                  0.00%(d)    0.00%(d)    0.00%(d)     0.00%
  Net investment income to average daily net assets(a)......                 10.06%      8.88%     11.43%       14.39%
  Portfolio turnover rate...................................                    20%        30%        14%           0%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                  0.08%      0.08%      0.06%        0.03%


(a)Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund ("ECDF").
(b)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c)Net expenses exclude expenses incurred indirectly through investment in ECDF.
(d)The ratio of net expenses to average daily net assets was less than 0.01%.
+  Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SHORT-DURATION INVESTMENT FUND*


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2005         2004         2003         2002         2001
                                                              -------      -------      -------      -------      -------
Net asset value, beginning of period........................               $  8.68      $  9.62      $  9.92      $  9.62
                                                              -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income(b)+...............................                  0.12         0.08+        0.30+        0.42+
    Net realized and unrealized gain (loss).................                  0.07        (0.54)        0.07         0.33
                                                              -------      -------      -------      -------      -------
        Total from investment operations....................                  0.19        (0.46)        0.37         0.75
                                                              -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................                 (0.12)       (0.33)       (0.39)       (0.44)
    From net realized gains.................................                    --        (0.15)       (0.28)       (0.01)
    Return of capital.......................................                 (0.00)++        --           --           --
                                                              -------      -------      -------      -------      -------
        Total distributions.................................                 (0.12)       (0.48)       (0.67)       (0.45)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................               $  8.75      $  8.68      $  9.62      $  9.92
                                                              =======      =======      =======      =======      =======
Total Return(a).............................................                  2.24%       (4.91)%       3.73%        7.91%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................               $44,156      $55,316      $48,347      $40,505
    Net expenses to average daily net assets(c).............                  0.21%        0.21%        0.20%        0.20%
    Net investment income to average daily net assets(b)....                  1.36%        0.88%        3.04%        4.30%
    Portfolio turnover rate.................................                     4%          43%          91%          50%
    Fees and expenses reimbursed by the Manager to average
      daily assets..........................................                  0.10%        0.08%        0.12%        0.09%


(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)Net investment income for the years is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(c)Net expenses exclude expenses incurred indirectly through investment in underlying funds.
+  Computed using average shares outstanding throughout the period.
++ Return of capital was less than $0.01.
* Effective June 30, 2003, the "GMO Short-Term Income Fund" was renamed the "GMO Short-Duration Investment Fund."

INFLATION INDEXED BOND FUND


                                                                                   CLASS III SHARES
                                                              ----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------
                                                                2005         2004         2003        2002       2001(c)
                                                              --------     --------     --------     -------     -------
Net asset value, beginning of period........................               $  11.72     $  10.81     $ 10.64     $  9.72
                                                              --------     --------     --------     -------     -------
Income from investment operations:
  Net investment income.....................................                   0.30         0.51        0.30        0.71+
  Net realized and unrealized gain (loss)...................                   0.56         1.25        0.29        0.90
                                                              --------     --------     --------     -------     -------
        Total from investment operations....................                   0.86         1.76        0.59        1.61
                                                              --------     --------     --------     -------     -------
Less distributions to shareholders:
  From net investment income................................                  (0.33)       (0.56)      (0.37)      (0.69)
  From net realized gains...................................                  (0.23)       (0.29)      (0.05)         --
                                                              --------     --------     --------     -------     -------
        Total distributions.................................                  (0.56)       (0.85)      (0.42)      (0.69)
                                                              --------     --------     --------     -------     -------
Net asset value, end of period..............................               $  12.02     $  11.72     $ 10.81     $ 10.64
                                                              ========     ========     ========     =======     =======
Total Return(a).............................................                   7.54%       16.67%      5.66%       16.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $415,614     $278,088     $149,274    $65,887
  Net operating expenses to average daily net assets........                   0.25%        0.25%      0.25%        0.25%
  Interest expense to average daily net assets(b)...........                   0.13%        0.15%      0.17%        0.37%
  Total net expenses to average daily net assets(d).........                   0.38%        0.40%      0.42%        0.62%
  Net investment income to average daily net assets.........                   3.49%        4.55%      4.15%        6.87%
  Portfolio turnover rate...................................                     57%          75%        40%          32%
  Fees and expenses reimbursed by the Manager to average
    daily net assets........................................                   0.06%        0.06%      0.09%        0.11%


+  Computed using average shares outstanding throughout the period.
(a)The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c)Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d)Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund (renamed GMO Special Purpose Holding Fund as of April 1,
   2004) and GMO Short-Duration Collateral Fund.

         INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE PROSPECTUSES


     GMO EMERGING COUNTRY DEBT FUND. GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust, is offered through a separate prospectus. Certain GMO Fixed Income Funds may invest in ECDF as an efficient method of achieving exposure to assets they might otherwise acquire directly. In addition, as noted above, Emerging Country Debt Share Fund typically invests substantially all of its assets in ECDF.



     ECDF's objective is high total return relative to its benchmark. ECDF primarily invests in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa, and Eastern Europe ("emerging countries"). Under normal circumstances, ECDF will invest at least 80% of its assets in debt investments tied economically to emerging countries. Typical investments include, but are not limited to, sovereign debt (including Brady bonds and Euro bonds), bank loans to emerging countries, and debt issues of companies tied economically to emerging countries. ECDF also may invest in other U.S. and foreign securities, including government securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, and mortgage-related and asset-backed securities. Most of ECDF's holdings are typically below investment grade or, if unrated, deemed below investment grade by the Manager. ECDF may acquire or hold issues that are in default and therefore not making any payments of principal or interest. Generally, at least 75% of its assets are denominated in, or hedged into, U.S. dollars.



     The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to seek to identify inefficiencies in the pricing of emerging country debt issues.



     In pursuing its investment strategy, ECDF may (but is not obligated to) use exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts (including credit default swaps). ECDF uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where ECDF owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.



     The Manager normally seeks to approximate the duration of ECDF to that of
its benchmark (     years as of 5/31/05). ECDF's current benchmark is the J.P.
Morgan Emerging Markets Bond Index Global (EMBIG).



     A Fund's investment in ECDF will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in ECDF are Market Risk -- Fixed Income Securities, Foreign Investment Risk, Credit and Counterparty Risk, Derivatives Risk, Leveraging Risk, Liquidity Risk, Fund of Funds Risk, Non-Diversification Risk, Focused Investment Risk, Currency Risk, and Management Risk (as such terms are used in "Description of Principal Risks" in this Prospectus). Shareholders of a Fund investing in ECDF will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.



     GMO INTERNATIONAL SMALL COMPANIES FUND. GMO International Small Companies Fund ("ISCF"), a portfolio of the Trust, is offered through a separate prospectus. ISCF may be an "underlying Fund" of Currency Hedged International Equity Fund, as that term is used in Currency Hedged International Equity Fund's "Principal investment strategies" in this Prospectus.



     ISCF typically makes equity investments in non-U.S. companies whose stock are included in the MSCI database (including companies in developed and emerging countries) that fall within the bottom 70% of companies within their country when ranked by market capitalization ("small companies"). Under normal circumstances, ISCF invests at least 80% of its assets in securities of small companies.



     The Manager uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:



     - Stocks - valuation, firm quality, and improving fundamentals;



     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and



     - Currencies - export and producer price parity, balance of payments, and interest rate differentials.



     The factors considered by the Manager and the models used may change over time. In using these models to construct ISCF's portfolio, the Manager expects that stock selection will be tilted toward value stocks and away from growth stocks.



     ISCF intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. ISCF may be exposed to emerging markets, but these investments will generally comprise 10% or less of ISCF's assets. In pursuing its investment strategy, it may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. ISCF will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of ISCF. However, foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. ISCF also may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The current benchmark of ISCF is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index.



     Currency Hedged International Equity Fund's investment in ISCF will be subject to all the risks associated with a direct investment in international equity securities and related derivative instruments. The most significant risks of an investment in International Small Companies Fund are Smaller Company Risk, Market Risk -- Equity Securities, Foreign Investment Risk, Liquidity Risk, Currency Risk, Market Risk -- Value Securities, Derivatives Risk, Credit and Counterparty Risk, and Management Risk (as such terms are used in "Description of Principal Risks" in this Prospectus).


     GMO SHORT-DURATION COLLATERAL FUND. GMO Short-Duration Collateral Fund ("SDCF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of SDCF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. SDCF is managed by GMO, and is intended to provide an efficient means for (i) other GMO Funds to achieve exposure to assets they might otherwise acquire directly and (ii) the GMO Emerging Countries Fund to invest cash held by it.


     SDCF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of the SDCF's operating expenses through at least June 30, 2006 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).


     SDCF's investment objective is total return in excess of its benchmark, the J.P. Morgan U.S. 3-month Cash Index. SDCF is not a "diversified" investment company within the meaning of the 1940 Act.


     SDCF seeks to achieve its investment objective by investing primarily in relatively high quality, low volatility fixed income securities. In particular, SDCF may invest a substantial portion of its assets in asset-backed securities, such as securities backed by pools of credit card receivables, automobile loans, educational loans, home equity loans, bonds issued by corporate or sovereign obligors, loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. SDCF also may invest in mortgage-related securities, government securities, corporate debt securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The fixed income securities in which SDCF may invest include securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government) and a wide range of private issuers, and may have various interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. SDCF will invest primarily in investment-grade instruments (that is, instruments rated BBB- or above by Standard & Poor's, Baa3 or above by Moody's at the time of purchase, or comparable unrated securities). SDCF may continue to hold a security whose rating is downgraded to below investment grade status after purchase by SDCF.



     In selecting fixed income securities for SDCF's portfolio, the Manager employs fundamental investment techniques to identify bond investments with yield spreads that are high relative to other fixed income securities with similar durations. SDCF also may use derivative instruments, including options, futures, options on futures, forward currency contracts, and swap contracts. In addition to investing directly in fixed income securities, SDCF may gain indirect exposure to securities through the use of "synthetic" bonds, which are created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security.


     The Manager employs a variety of techniques to adjust the sensitivity of SDCF's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, SDCF's portfolio duration. Under normal circumstances, the Manager expects that SDCF's dollar-weighted average portfolio duration will be 365 days or less. The Manager determines the dollar-weighted average portfolio duration by aggregating the durations of SDCF's individual holdings and weighting each holding based on its outstanding principal amount. Duration may be determined by traditional means or through empirical analysis, which may vary from traditional methods of calculating duration. Efforts are made to control exposure to interest rate volatility, and the Manager may do so by investing in bonds with longer maturities while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, SDCF's dollar-weighted average portfolio maturity may be substantially longer than SDCF's dollar-weighted average portfolio duration. In addition, SDCF's resulting exposure to interest rates through the use of hedging may vary as compared to direct investment in bonds with shorter maturities, and the Manager's investment in longer-term bonds may expose SDCF to additional credit risks.


     The other GMO Funds investing in SDCF are subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in SDCF include Market
Risk -- Fixed Income Securities, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk, Focused Investment Risk, and Management Risk. Shareholders of each GMO Fund investing in SDCF are indirectly exposed to these risks, in addition to all the risks associated with their investment in the relevant other GMO Fund.

     GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("Overlay Fund"), a portfolio of the Trust, is offered through a separate prospectus. Shares of Overlay Fund are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. Overlay Fund is managed by GMO.



     Overlay Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of Overlay Fund's operating expenses through at least June 30, 2006 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).



     Overlay Fund's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. Overlay Fund is not a "diversified" investment company within the meaning of the 1940 Act.



     Overlay Fund's investment program has two principal components. One component consists mainly of investments in derivatives -- primarily, interest rate swap contracts -- through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve Overlay Fund's objective of outperforming its benchmark primarily through returns on Overlay Fund's derivatives positions. The primary purpose of Overlay Fund's fixed income investments is to provide a cash-like return, and to serve as collateral for its derivative positions.



     The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting the Fund's fixed income investments, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income investments with similar credit quality and average lives.



     The other GMO Funds investing in Overlay Fund are subject to the risks associated with investments in derivatives. The principal risks of an investment in Overlay Fund include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk -- Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.


     Additional information on these GMO Funds is set forth in separate prospectuses.

                                   FUND CODES

     The following chart identifies the ticker symbol, trading symbol, and CUSIP number for the Class M shares of the six Funds discussed in this Prospectus which currently offer Class M shares.

                          FUND NAME                           SHARE
                  (AND PAGE # IN PROSPECTUS)                  CLASS     TICKER     SYMBOL         CUSIP
                  --------------------------                 -------    ------   ----------    -----------
   U.S. EQUITY FUNDS
   U.S. Core Fund (p. 2)                                     Class M    GCOMX    GMOUSCoreM    362008 55 9
   Value Fund (p. 6)                                         Class M    GMOMX    N/A           362008 54 2
   Growth Fund (p. 10)                                       Class M    GMGMX    GMOGrowthM    362008 5 26

   INTERNATIONAL EQUITY FUNDS
   International Intrinsic Value Fund (p. 16)                Class M    N/A      N/A           362008 47 6
   Foreign Fund (p. 22)                                      Class M    GMFMX    N/A           362008 46 8
   Emerging Countries Fund (p. 24)                           Class M    GECMX    EmgCntrsM     362008 43 5

                                   GMO TRUST

                             ADDITIONAL INFORMATION


     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' SAI are available free of charge at http://www.gmo.com or by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.


     Investors can review and copy the Prospectus, SAI, and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


     Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110.


                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                    information from and direct inquiries to
                          the broker or agent through
                          whom shares were purchased.
                    Shareholders may also request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                  SHS@GMO.com
                          website: http://www.gmo.com

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                        100 Summer Street, 15(th) Floor
                          Boston, Massachusetts 02110

                                      INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

                                   ----------

                                 CLASS M SHARES

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2005



This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2005, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual report to shareholders of each Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling GMO Trust (the "Trust") collect at (617) 346-7646.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES.......................................     2
FUND INVESTMENTS.........................................................     2
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS...............................     5
USES OF DERIVATIVES......................................................    34
TRACKING ERROR...........................................................    42
INVESTMENT RESTRICTIONS..................................................    42
DETERMINATION OF NET ASSET VALUE.........................................    45
DISTRIBUTIONS............................................................    45
TAXES....................................................................    46
PERFORMANCE OBJECTIVES...................................................    54
MANAGEMENT OF THE TRUST..................................................    56
INVESTMENT ADVISORY AND OTHER SERVICES...................................    62
DISTRIBUTION (12B-1) PLAN................................................    70
PORTFOLIO TRANSACTIONS...................................................    72
PROXY VOTING POLICIES AND PROCEDURES.....................................    74
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    74
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.........................    77
VOTING RIGHTS............................................................    78
SHAREHOLDER AND TRUSTEE LIABILITY........................................    79
BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES.....................    79
OTHER MATTERS............................................................    80
FINANCIAL STATEMENTS.....................................................    80
APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS
APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
APPENDIX C -- PROXY VOTING POLICIES AND PROCEDURES

                       INVESTMENT OBJECTIVES AND POLICIES

     The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS


     The chart on the following pages indicate the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided the investments are consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing.

                                                                                    Securities  Securities
                                                                                    of Foreign      of
                                                                                      Issuers    Emerging
                                     Domestic                                        (Traded      Market
                                      Equity                            Securities    on U.S.   Issuers or
                                    Securities  Preferred  Convertible  of Foreign  Exchanges)   Countries  Depository   Illiquid
                                        (1)       Stocks    Securities  Issuers(2)      (2)         (2)      Receipts   Securities
                                    ----------  ---------  -----------  ----------  ----------  ----------  ----------  ----------
U.S. EQUITY FUNDS
U.S. Core Fund                          X                       X                       X                        X          X
Tobacco-Free Core Fund                  X                       X                       X                        X          X
Value Fund                              X           X           X           X           X                        X          X
Intrinsic Value Fund                    X                       X                       X                        X          X
Growth Fund                             X                       X                       X                        X          X
Real Estate Fund                        X           X                       X           X                        X          X

INTERNATIONAL EQUITY FUNDS
International Disciplined
   Equity Fund                          X           X           X           X           X                        X          X
International Intrinsic Value Fund      X           X           X           X           X            X           X          X
International Growth Fund               X           X           X           X           X            X           X          X
Currency Hedged International
   Equity Fund                          X           X           X           X           X            X           X          X
Foreign Fund                            X           X           X           X           X            X           X          X
Emerging Countries Fund                 X           X           X           X           X            X           X          X

FIXED INCOME FUNDS
Domestic Bond Fund                      X           X           X           X           X                        X          X
Core Plus Bond Fund                     X           X           X           X           X            X           X          X
International Bond Fund                 X           X           X           X           X            X           X          X
Currency Hedged International
   Bond Fund                            X           X           X           X           X            X           X          X
Global Bond Fund                        X           X           X           X           X            X           X          X
Emerging Country Debt Fund              X           X           X           X           X            X           X          X
Emerging Country Debt Share Fund        X           X           X           X           X            X           X          X
Short-Duration Investment Fund                                              X
Inflation Indexed Bond Fund             X           X           X           X           X                        X          X


                                                                                                                    Cash
                                                                                                     Shares         and
                                                                                                    of Other       Other
                                    Futures                                  Reverse                   GMO          High
                                      and              Swap    Repurchase  Repurchase  Investment     Trust       Quality
                                    Options  REITs  Contracts  Agreements  Agreements   Companies    Funds(3)    Investments
                                    -------  -----  ---------  ----------  ----------  ----------  ----------   ------------
U.S. EQUITY FUNDS
U.S. Core Fund                         X       X        X          X                       X                         X
Tobacco-Free Core Fund                 X       X        X          X                       X                         X
Value Fund                             X       X        X          X                       X                         X
Intrinsic Value Fund                   X       X        X          X                       X                         X
Growth Fund                            X       X        X          X                       X                         X
Real Estate Fund                       X       X        X          X            X          X                         X

INTERNATIONAL EQUITY FUNDS
International Disciplined
   Equity Fund                         X       X        X          X                       X                         X
International Intrinsic Value Fund     X       X        X          X                       X                         X
International Growth Fund              X       X        X          X                       X                         X
Currency Hedged International
   Equity Fund                         X       X        X          X                       X            X            X
Foreign Fund                           X                X          X                       X                         X
Emerging Countries Fund                X                X          X                       X            X            X

FIXED INCOME FUNDS
Domestic Bond Fund                     X                X          X            X          X            X            X
Core Plus Bond Fund                    X                X          X            X          X            X            X
International Bond Fund                X                X          X            X          X            X            X
Currency Hedged International
   Bond Fund                           X                X          X            X          X            X            X
Global Bond Fund                       X                X          X            X          X            X            X
Emerging Country Debt Fund             X                X          X            X          X            X            X
Emerging Country Debt Share Fund       X                X          X            X          X            X            X
Short-Duration Investment Fund         X                X          X                       X            X            X
Inflation Indexed Bond Fund            X                X          X            X          X            X            X

(1) For more information, see, among other sections, "Description of Principal Risks -- Market Risk--Equity Securities" in the Prospectus.

(2) For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other things, "Descriptions and Risks of Fund Investments - Investments in Other Investment Companies" herein.

                                      Long
                                       and
                                      Medium   Short-term                                            Firm
                                       Term     Corporate                Asset- and              Commitments
                                    Corporate      and                   Mortgage -  Adjustable   and When-     Dollar
                                     & Gov't   Government  Brady   Euro    Backed       Rate        Issued       Roll
                                     Bonds(4)   Bonds(4)   Bonds  Bonds  Securities  Securities  Securities   Agreements
                                    ---------  ----------  -----  -----  ----------  ----------  -----------  ----------
U.S. EQUITY FUNDS
U.S. Core Fund                          X          X
Tobacco-Free Core Fund                  X          X
Value Fund
Intrinsic Value Fund                    X          X
Growth Fund                             X          X
Real Estate Fund                                                             X           X            X            X

INTERNATIONAL EQUITY FUNDS
International Disciplined
   Equity Fund                          X          X
International Intrinsic Value Fund      X          X
International Growth Fund               X          X
Currency Hedged International
   Equity Fund                          X          X
Foreign Fund                            X          X
Emerging Countries Fund                 X          X

FIXED INCOME FUNDS
Domestic Bond Fund                      X          X                         X           X            X            X
Core Plus Bond Fund                     X          X         X      X        X           X            X
International Bond Fund                 X          X         X      X        X           X            X
Currency Hedged International
   Bond Fund                            X          X         X      X        X           X            X
Global Bond Fund                        X          X         X      X        X           X            X            X
Emerging Country Debt Fund              X          X         X      X        X                        X
Emerging Country Debt Share Fund        X          X         X      X        X                        X
Short-Duration Investment Fund          X          X                         X           X            X
Inflation Indexed Bond Fund             X                           X        X           X            X

                                       Loans,
                                        Loan                      Below
                                      Partici-      Foreign    Investments     Zero                             Warrants
                                     pations or    Currency       Grade       Coupon      Indexed   Structured    and
                                    Assignments  Transactions   Securities  Securities  Securities     Notes     Rights
                                    -----------  ------------  -----------  ----------  ----------  ----------  --------
U.S. EQUITY FUNDS
U.S. Core Fund                                                                                                      X
Tobacco-Free Core Fund                                                                                              X
Value Fund                                                                                                          X
Intrinsic Value Fund                                                                                                X
Growth Fund                                                                                                         X
Real Estate Fund                                                    X          X             X                      X

INTERNATIONAL EQUITY FUNDS
International Disciplined
   Equity Fund                                         X                                                            X
International Intrinsic Value Fund                     X                                                            X
International Growth Fund                              X                                                            X
Currency Hedged International
   Equity Fund                                         X                                                            X
Foreign Fund                                           X            X                                               X
Emerging Countries Fund                                X                                     X          X           X

FIXED INCOME FUNDS
Domestic Bond Fund                       X                          X          X             X          X           X
Core Plus Bond Fund                      X             X            X          X             X          X           X
International Bond Fund                  X             X            X          X             X          X           X
Currency Hedged International
   Bond Fund                             X             X            X          X             X          X           X
Global Bond Fund                         X             X            X          X             X          X           X
Emerging Country Debt Fund               X             X            X          X             X          X           X
Emerging Country Debt Share Fund         X             X            X          X             X          X           X
Short-Duration Investment Fund                                      X                        X                      X
Inflation Indexed Bond Fund              X             X            X          X             X                      X

(4) For more information, see, among other sections, "Description of Principal Risks -- Market Risk--Fixed Income Securities" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS


The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Summaries of Fund Objectives, Principal Investment Strategies, and Principal Risks" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus, will indirectly be exposed to the investment practices of the Funds in which they invest, and will therefore be subject to all risks associated with the practices of the underlying Funds.


PORTFOLIO TURNOVER





Based on Grantham, Mayo, Van Otterloo & Co. LLC's ("GMO" or the "Manager") assessment of market conditions, the Manager may trade each Fund's investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that are taxable when distributed to shareholders of the relevant Fund unless those shareholders are themselves exempt. If portfolio turnover results in the recognition of short-term capital gains, those gains are typically taxed to shareholders at ordinary income tax rates. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.



The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.


DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS


As set forth in "Investment Restrictions" below, Funds that are "diversified" funds are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). At least 75% of the value of a "diversified" Fund's total assets must be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.



As stated in the Prospectus, Funds that are "non-diversified" funds under the 1940 Act, and are not required to satisfy the "diversified" requirements stated above. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to a Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.



RISKS OF FOREIGN INVESTMENTS



GENERAL. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and other related fees also are generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.



EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities.



In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition. Custodial services may be more expensive and other investment-related costs may be higher in emerging markets than in many developed foreign markets, which could reduce a Fund's income from investments in securities or debt instruments of emerging markets issuers. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging markets countries.



INVESTMENTS IN ASIA. In addition to the risks of foreign investments and emerging markets investments described above, investments by all of the Trust's International Equity Funds and Fixed Income Funds that invest in non-U.S. investments ("International Funds") including, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Emerging Country Debt Share Fund, in Asia are subject to additional risks. Asian countries are at varying levels of economic development, ranging from emerging market economies to more developed economies. Markets in the early stages of development typically exhibit a high concentration of market capitalization, have less trading volume, lower liquidity, and more volatility than more developed markets. Some Asian countries depend heavily upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries.



Investments in Asia also are susceptible to social, political, legal, and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investments in securities markets, and investments in securities traded on such markets may only be achieved, if at all, indirectly (e.g., American Depository Receipts, Global Depository Receipts, derivatives, etc.).






The region periodically experiences increases in market volatility and declines in foreign currency exchange rates. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuation in currency exchange rates can also affect a country's ability to service its debt.



Investment in any Asian country is subject to unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian countries' economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country can spread to other Asian countries.



INVESTMENTS IN AFRICA. In addition to the risks of foreign investments and emerging markets investments described above, investments by the Trust's International Funds in Africa are subject to additional risks. Like Asian countries, African countries are at varying levels of economic development, ranging from emerging market economies to more developed economies. Markets in the early stages of development typically exhibit a high concentration of market capitalization, have less trading volume, lower liquidity, and more volatility than more developed markets. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Economies of certain African countries may be affected by severe climate changes, particularly drought.

Investments in Africa also are susceptible to social, political, legal, and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of financial markets and less financial information is available than is typical of other emerging markets. Some African countries have investment and repatriation restrictions that reduce the liquidity of a Fund's investments in the securities of African issuers and could increase the volatility of those investments.



Investment in any African country is subject to unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.



The foregoing risks are particularly pronounced for the GMO Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.



DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Foreign Fund, Emerging Countries Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Global Bond Fund, International Bond Fund, International Intrinsic Value Fund, and Emerging Country Debt Fund may invest directly in the securities of Russian issuers. Investment in those securities presents many of the same risks as investing in the securities of emerging markets issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets custodied within Russia, however, may be particularly pronounced.



A Fund investing in the securities of a private Russian company is subject to unique investment risk because the evidence provided to the Fund of its investment, a "share extract," is not legally determinative of ownership of the company. A Russian company's share registrar maintains the official record of ownership of the company's shares. Russian companies control their share registrars, and investors have few legal rights against registrars.


SECURITIES LENDING


All of the Funds may make secured loans of their portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except that each of International Intrinsic Value Fund and Currency Hedged International Equity Fund may make loans of portfolio securities amounting to not more than 25% of its respective total assets. Securities loans will be made to broker-dealers that are believed by the Manager to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value of at least equal at all times to the market value of the loaned securities. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and will pay a fee to the borrower that is expected to be only a portion of the earnings on the collateral. As with other extensions of credit, the Fund bears the risk that there may be a delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of the investments made with collateral may decline. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund retains the right to call loans at any time on reasonable notice, and it will do so if holders of a loaned security are asked to vote upon or consent to matters materially affecting an investment in the securities. However, the Fund bears the risk that there may be a delay in the return of the security, impairing the Fund's ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund's return on its securities lending. The Fund also pays various fees in connection with securities loans, including shipping fees and custodian fees.



A Fund's securities loans may or may not be structured to preserve qualified dividend income treatment on dividends paid on the loaned securities. A Fund may receive substitute payments under its loans (instead of dividends on the loaned securities) that are not eligible for treatment as qualified dividend income or the long-term capital gain tax rates applicable to qualified dividend income. See "Taxes" below for further discussion of qualified dividend income.


DEPOSITORY RECEIPTS


Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


CONVERTIBLE SECURITIES


A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock, and tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS


Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. Preferred stocks may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or the right to participate in any distribution of the issuer or (2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.


WARRANTS AND RIGHTS


A Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise of the warrant or right, a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will typically use warrants and rights in a manner similar to its use of options on securities as described in "Options and Futures" below. Risks associated with a Fund's use of warrants and rights are generally similar to risks associated with a Fund's use of options. Unlike most options, however, warrants and rights are issued in limited amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.



The Emerging Countries Fund may use non-standard warrants, often referred to as low exercise price warrants or low exercise price options ("LEPOs"), to gain indirect exposure to issuers in certain countries, such as India. LEPOs are different from standard warrants in that they may not entitle their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the return on an underlying equity security between the date on which the LEPO was purchased and the date on which the LEPO is sold. LEPOs entail the same risks as other over-the-counter derivative instruments, including that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that there may be a disagreement as to the contractual terms of the instrument, or that the instrument may not perform as expected. (See "Description of Principal Risks--Derivatives Risk" and "--Credit and Counterparty Risk" in the Prospectus and "Uses of Derivatives" below). Additionally, while LEPOs may be listed on an exchange, there is no guaranty that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase the LEPO when the Fund wishes to sell it.



OPTIONS AND FUTURES



Many of the Funds may use options and futures for various purposes. See "Uses of Derivatives" below. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.



OPTIONS. Funds that use options (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.



The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.



WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.



A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.



If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.



A Fund realizes a profit loss from a closing transaction if the cost of the transaction (options premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.



PURCHASING OPTIONS. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option by transaction costs.



RISK FACTORS IN OPTIONS TRANSACTIONS. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.



An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or

(vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).



The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.



An over-the-counter option may be closed out only with the option counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts--Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts" below.



FUTURES. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, and interest rates.



A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.



The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.



In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.



INDEX FUTURES. Some Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.



A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.



Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.



INTEREST RATE FUTURES. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund's investments in U.S. government securities and other fixed income securities.


OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.



A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.



RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.



To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.



A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which the securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.



The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only purchasing a futures contract on the exchange on which the Index Futures are traded.



The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate, and stock price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.



As discussed above, a Fund that purchases or selss a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.



Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.



If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities index underlying the long futures position underperforms the securities index underlying the short futures position.



The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS


Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.



SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap", two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.



INTEREST RATE AND CURRENCY SWAP CONTRACTS. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).



EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. The parties to equity swap contracts agree to exchange returns calculated on the notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security.



If a Fund enters into an equity swap contract (long or short), the Fund's net asset value will fluctuate with changes in the value of the equity index, basket of equity securities, or individual equity security on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities comprising the index, securities comprising the basket, or individual security, as the case may be.



Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. The Fund's return is based changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket however, Fund will realize a loss--even in circumstances when the securities in both the long and short baskets appreciate in value.



INTEREST RATE CAPS, FLOORS, AND COLLARS. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See "Options and Futures--Risk Factors in Options Transactions" and "Options and Futures--Risk Factors in Futures

Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payment from the seller to the extent that the return on a specified index falls between two specified interest rates.


TOTAL RETURN SWAPS. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.


CREDIT DEFAULT SWAPS. Fixed Income Funds that invest a portion of their assets in emerging market debt or domestic corporate debt (in particular, Core Plus Bond Fund, Emerging Country Debt Fund, and Emerging Country Debt Share Fund (through its investment in Emerging Country Debt Fund)) may use credit default swaps to limit or reduce risk exposure of the Funds to defaults of corporate and sovereign issuers (i.e., to reduce risk where the Funds own or have exposure to such issuers). These instruments also may be used to create direct or synthetic short or long exposure to sovereign debt securities or foreign or domestic corporate debt securities to which the Funds are not otherwise exposed. The Funds, however, are not obligated to engage in any of these practices.



In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by a third party on its obligations. For example, a Fund may pay the premium referenced above and, in return, have the right to put specified bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The Funds also may use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the bonds or loans upon the issuer's default (or similar events).



RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.



The Manager monitors the creditworthiness of OTC derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by Standard & Poor's (or by Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") or if the counterparty has comparable credit rating, as determined by the Manager) at the time of entering into such transactions. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's or Fitch. The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital.


ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

FOREIGN CURRENCY TRANSACTIONS


Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.



Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.



Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.


REPURCHASE AGREEMENTS


A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and
(iii) inability to enforce rights and the expenses involved in attempted enforcement.



DEBT AND OTHER FIXED INCOME SECURITIES



Debt and other fixed income securities include fixed income and floating rate securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to herein as "fixed income securities." See also "Adjustable Rate Securities" below.



Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. A Fund that invests primarily in fixed income securities with floating interest rates and related interest rate derivatives may be less sensitive to interest rate changes. However, fixed income securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on some floating rate securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in a Fund's net asset value. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency, and other laws, such as the Federal Bankruptcy Reform

Act of 1978, which affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.



Because interest rates vary, the future income of a Fund that invests in fixed income securities cannot be predicted. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.


CASH AND OTHER HIGH QUALITY INVESTMENTS


Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States Government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities. The Short-Duration Investment Fund may invest a substantial portion of its assets in high quality money market instruments, but it is not subject to the quality, maturity, and other requirements of money market funds.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES


U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.



Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

Like other fixed income securities, U.S. government securities and foreign government Securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund which holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.



In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.


REAL ESTATE INVESTMENT TRUSTS ("REITS")


REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.



MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, AND COLLATERALIZED DEBT OBLIGATIONS



MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be issued by the U.S. government, its agencies, or instrumentalities (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans will result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, which tends to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.



Mortgage-backed securities are subject to varying degrees of credit risk, depending upon whether the issuers of the securities are corporations or the U.S. government, its agencies, or instrumentalities. Mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.



Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.



ASSET-BACKED SECURITIES. Asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Asset-backed securities include securities backed by pools of automobile loans, residential and commercial mortgages, educational loans, home equity loans, credit card receivables, and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of those bonds and loans. The underlying pools of assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may largely depend on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with investments in asset-backed securities depends on many factors, including the deal structure (i.e., determinations as to the required amount of underlying assets or other support needed to produce cash flows necessary to service interest and principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Therefore, asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment, and such default exceeds the securities' credit support. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.


Asset-backed securities involve prepayment risks similar to those of mortgage-backed securities described above. (See "Mortgage-Backed Securities" immediately above.)


Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.



The value of asset-backed securities can depend on the ability of their servicers to properly and adequately service the underlying collateral and is, therefore, subject to risks associated with the negligence or defalcation of their servicers. In certain circumstances, the mishandling of documentation related to the underlying collateral by a servicer or originator of the underlying collateral also may affect the rights of the security holders in and to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral). In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.



COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest and/or principal on the underlying collateral. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on the underlying mortgages, the classes or series of a CMO with the earliest maturities generally will be retired prior to their stated maturity. The early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.



CMOs include securities representing an interest in excess cash flow and/or the value of collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent income from underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations on all other outstanding CMOs.



CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO/PO Strips and Residuals are subject to the risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will be extremely sensitive to changes in index upon which the rate adjustments are based.



COLLATERALIZED DEBT OBLIGATIONS ("CDOS"). A Fund may invest in CDOs, which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a pool of high risk, below investment-grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.



For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual or "equity" tranche which bears some or all of the risk of default by the bonds or loans in the trust, and therefore protects the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, senior CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of equity tranches, market anticipation of defaults, fraud on behalf of the issuer, and aversion to CBO or CLO securities as a class.



The risks of an investment in a CDO depend largely on the type of underlying collateral securities and the class or tranche in which a Fund invests. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid, unless an active dealer market for a particular CDO enables it to be purchased and sole in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the Prospectuses (e.g., interest rate risk and default risk). Additional risks of CDOs include:
(i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the quality of the collateral may decline in value or default, and (iii) a Fund may invest a subordinate tranche of a CDO. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.


ADJUSTABLE RATE SECURITIES


Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, adjustable rate securities still are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


BELOW INVESTMENT GRADE SECURITIES


Some Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB- by Standard & Poor's or below Baa3 by Moody's or determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Below Investment Grade Securities") (commonly referred to as "junk bonds"). Below Investment Grade Securities offer the potential for higher investment returns, but are subject to greater credit and market risk than higher quality fixed income securities. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund investing in Below Investment Grade Securities may be more dependent on the Manager's own credit analysis than is the case with investments in higher quality bonds. The market for Below Investment Grade Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, changing public perceptions of this market, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the secondary market may be less liquid for Below Investment Grade Securities. Reduced liquidity may affect the values of Below Investment Grade Securities, may make their valuation and sale more difficult, and may result in greater volatility. Because Below Investment Grade Securities are difficult to value, particularly during erratic markets, the values realized upon their sale may differ from the values at which they are carried by the relevant Fund. Some Below Investment Grade Securities in which a Fund may invest may be in poor standing or in default.



Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See Appendix B-"Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.


BRADY BONDS


Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan for certain emerging markets introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.


The valuation of a Brady Bond typically depends on an evaluation of: any collateralized repayments of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of prior defaults by the issuers of Brady Bonds on commercial bank loans made to them by public and private entities, investments in Brady Bonds may be viewed as speculative.


EURO BONDS


Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e. U.S. dollars held in banks outside of the United States), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See "Debt and Other Fixed Income Securities" above.


ZERO COUPON SECURITIES


A Fund investing in "zero coupon" fixed income accrues interest income at a fixed rate based on the initial purchase price and the length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips.


INDEXED SECURITIES


Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold, therefore the price of gold-indexed securities tends to rise and fall with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.



The performance of indexed securities depends to a great extent on the performance of the security, security index, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. Indexed securities also are subject to the credit risks of the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and U.S. government agencies.



Indexed securities in which a Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term interest rates increase and increase as short-term interest rates decline. Inverse floating obligations have the effect of investment leverage, since they will generally increase or decrease in value in response to changes in interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in value in response to such changes. As a result, the market values of inverse floating obligations generally will be more volatile than the market values of fixed-rate securities.



Some Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on inflation indexed bonds is fixed at issuance, but may be paid on an increasing or decreasing principal value as a result of inflation rate adjustments. Repayment of an inflation indexed bond's original principal value upon maturity (as adjusted for inflation) is guaranteed in the case of some bonds (e.g.,U.S. Treasury inflation indexed bonds), even during a period of deflation. The current market value of an inflation indexed bond is not guaranteed, however, and will fluctuate. Some Funds may invest in inflation indexed bonds which do not guarantee repayment of the bond's original principal value upon maturity. As a result, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.



Although inflation indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, if interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in inflation indexed securities will not be protected to the extent that the increase is not reflected in the bond's inflation measure.



The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.



Coupon payments received by a Fund from inflation indexed bonds will be included in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.



A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. As a result, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.


STRUCTURED NOTES


Similar to indexed securities described above, structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the value of a specific asset, reference rate, or index (the "reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of a structured note may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.



Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES


Some Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to maintain on its custodian's books and records cash, U.S. government securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on the securities that the Fund has committed to purchase until after delivery. A Fund may take delivery of the securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell the securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).


LOANS, LOAN PARTICIPATIONS, AND ASSIGNMENTS


Some Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Investments in direct debt instruments are subject to a Fund's policies regarding the quality of debt investments generally. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.



Purchasers of loans and other forms of direct indebtedness, including promissory notes, depend primarily upon the borrower for payment of principal and interest, and changes in the creditworthiness of the borrower may affect the borrower's ability to pay principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency. Loans that are fully secured offer a Fund more protections than unsecured loans in the event of non-payment of scheduled interest or principal. However, no assurance can be given that the liquidation of collateral from a secured loan will satisfy the borrower's obligation or that the collateral can be liquidated. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in emerging country sovereign debt also involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.

When investing in a loan participation, a Fund typically purchases a portion of a lender's or participant's interest in a loan, but has no direct contractual relationship with the borrower. The Fund must rely on the seller of the participation interest party not only for the enforcement of the Fund's rights against the borrower, but also for the receipt and processing of principal, interest, or other payments due under the loan. The Fund may be subject to delays, expenses, and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the Fund may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the Fund may be subject to the credit risk of the seller in addition to the credit risk of the borrower. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.



Investments in loans through direct assignment of a lender's interests may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under certain legal theories of lender liability, the Fund potentially may be held liable as a co-lender.



A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce the lenders' rights against the borrower.



Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


Some Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.


Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund that makes enters into reverse repurchase agreements and dollar roll agreements will maintain on its custodian's books and records cash, U.S. government securities, or other liquid assets equal in value to its obligations under those agreements. If a buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction on borrowings.


ILLIQUID SECURITIES


Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A under the Securities Act of 1933 (safe harbour rules for securities acquired under Section 4(2) private placements)), repurchase agreements, and securities that are not readily marketable. If the Trustees determine that a restricted security eligible for resale under Rules 144 or 144A, a repurchase agreement, or a security previously identified as not being readily marketable, is in fact liquid, it will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.


As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.



PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because relatively few potential purchasers for such securities may exist, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.



While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or are "not readily marketable." Restricted securities cannot be sold without being registered under the Securities Act of 1933 or pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting such registration. A Fund selling its securities in a registered offering may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.



At times, the inability to sell securities acquired through private placements and restricted investments in the public market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Some ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.



Certain Funds may invest without limitation in Short-Duration Collateral Fund, World Opportunity Overlay Fund and/or GMO Emerging Country Debt Fund. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but are instead made in reliance on an SEC exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the operating fees and expenses of the GMO Short-Duration Collateral Fund, GMO World Opportunity Overlay Fund, and/or GMO Emerging Country Debt Fund, but will indirectly bear a proportionate share of these Funds' operating fees and expenses.








                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN FUNDS. U.S. Equity, International Equity, and Fixed Income Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each U.S. Equity and International Equity Fund, although derivative positions may comprise a significant portion of the total assets. In Fixed Income Funds, bond futures, currency options, forwards, swaps, and other derivatives are the primary means of obtaining market exposure.


COUNTERPARTY CREDITWORTHINESS. The Manager monitors the creditworthiness of over-the-counter derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that have short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's (but do not have long-term debt ratings). (See Appendix B-"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term ratings.) In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by a particular Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that each Fund has to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce a Fund's exposure to such counterparty.

                       USE OF DERIVATIVES BY EQUITY FUNDS

U.S. EQUITY FUNDS. Funds in this group include: U.S. Core Fund, Tobacco-Free Core Fund, Value Fund, Intrinsic Value Fund, Growth Fund, U.S. Sector Fund and Real Estate Fund.

Types of Derivatives Used by the U.S. Equity Funds

-    Options, futures contracts, and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the U.S. Equity Funds

Hedging

Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.


Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.


No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors, and equities.





Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks.

Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.


INTERNATIONAL EQUITY FUNDS. Funds in this group include: International Disciplined Equity Fund, International Intrinsic Value Fund, International Growth Fund, Currency Hedged International Equity Fund, Emerging Countries Fund, and Foreign Fund.

Types of Derivatives Used by the International Equity Funds (other than foreign currency derivative transactions)

-    Options, futures contracts, and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities (excluding Foreign Fund)

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities (excluding Foreign Fund)

- Contracts for differences, i.e., equity swaps that contain both long and short equity components (excluding Foreign Fund)

-    Only Emerging Countries Fund may use structured or indexed notes

-    Warrants and rights (including LEPOs, with respect to Emerging Countries
     Fund)

Uses of Derivatives by the International Equity Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.


Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.


No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.





Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.


For example, if a Fund holds a large proportion of stocks of a particular market and the Manager believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.


Foreign Currency Derivative Transactions Employed by the International Equity Funds

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts (excluding Foreign Fund)

Uses of Foreign Currency Derivative Transactions by the International Equity
Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.


Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.


The International Intrinsic Value Fund typically will hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar. The Currency Hedged International Equity Fund will maintain short currency positions with respect to at least 70% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund. In addition, the Currency Hedged International Equity Fund may hedge currency based on the benchmark weightings of the underlying Funds (rather than the underlying Funds' investments), and thus will sometimes have a net short position with respect to certain foreign currencies.


Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.


A Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, a Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


                    USE OF DERIVATIVES BY FIXED INCOME FUNDS

Funds in this group include: Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Short-Duration Investment Fund, GMO Emerging Country Debt Fund, and Inflation Indexed Bond Fund.

Types of Derivatives Used by the Fixed Income Funds (other than foreign currency derivative transactions)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-    Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps, and contracts for differences

- Structured notes (excluding Short- Duration Investment Fund and Inflation Indexed Bond Fund)

Uses of Derivatives by the Fixed Income Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: A Fund may use bond futures, related options, bond options, and swap contracts to hedge against a market or credit risk already generally present in the Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment


A Fund is not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of its derivative positions. As a result, a Fund may be leveraged in terms of aggregate exposure of its assets. The Manager seeks to manage the effective market exposure of each Fund by controlling the projected tracking error relative to each Fund's benchmark.


A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, and Core Plus Bond Fund each take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.

Risk Management


A Fund may use options, futures, and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, a Fund uses these transactions as a precursor to actual sales and purchases.


Other Uses

A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

Credit default swaps are used to protect Funds (primarily GMO Emerging Country Debt Fund, other Fixed Income Funds that invest a portion of their assets in emerging market debt, and Core Plus Bond Fund) against events of default by corporate and sovereign issuers of debt, or to create direct or synthetic short or long exposure to sovereign and domestic or foreign corporate debt securities to which such Funds are not otherwise exposed. With credit default swaps, Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Foreign Currency Derivative Transactions Used by the Fixed Income Funds

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Fixed Income Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of Currency Hedged International Bond Fund).


Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through the use of currency forwards or futures.


Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to certain limitations, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.


                                 TRACKING ERROR



The Manager may consider a Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.


Under current pronouncements of the SEC staff, the above types of transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.


(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds, except for the International Disciplined Equity Fund and International Growth Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3 % of a Fund's total assets in the case of each Fund (except the International Intrinsic Value and Currency Hedged International Equity Funds), and with respect to not more than 25% of total assets in the case of each of the International Intrinsic Value and Currency Hedged International Equity Funds.





(7) Concentrate more than 25% of the value of its total assets in any one industry, except that the Real Estate Fund will invest more than 25% of its assets in real estate-related securities.



(8) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Duration Investment Fund) may purchase and sell financial futures contracts and options thereon.



(9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.



(10) With respect to the Tobacco-Free Core Fund only, invest in (i) securities which at the time of such investment are not readily marketable, (ii) securities the disposition of which is restricted under federal securities laws, and (iii) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (i), (ii) and (iii) above.



(11) With respect to each of the U.S. Core Fund, Tobacco-Free Core Fund, International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund, cause less than 75% of the value of the Fund's total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.


Non-Fundamental Restrictions:

The following actions are contrary to the present policy of all the Funds, which may be changed by the Trustees without shareholder approval:

(1) Buy or sell oil, gas or other mineral leases, rights, or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 under the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term "investments" to include both direct investments and indirect investments (e.g., investments in an underlying Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investments or indirect investments.

(6) With respect to the Short-Duration Investment Fund only, to invest more than 25% of the value of its total assets in obligations issued by banks.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, each of the following Funds has also agreed as follows:

     1) Domestic Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) investments tied economically to the United States.

     2) Emerging Country Debt Share Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging country issuers and (ii) debt investments.

     3) Inflation Indexed Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and
          (ii) inflation indexed investments.

When used in connection with a Fund's Name Policy, the Manager uses the terms "investments," "assets," and "tied economically" as defined in the Prospectus.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund of the Trust will be determined as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading "Distributions." Each Fund maintains a policy in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options, and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;


(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and



(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.



In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).



If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).


TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in a Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.


For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or
(4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.



In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.



If a Fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as "qualified dividend income," then the Fund may, in turn, designate a portion of its distributions as "qualified dividend income" as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.


Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.


Depending on a Fund's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.



Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.


If a Fund invests in shares of underlying funds, its distributable income and gains will normally consist, in part, of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.


For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."


Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Certain Funds may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

BACKUP WITHHOLDING

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS


Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends").



The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund's qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.



If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.



Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the 2004 Act.


FOREIGN TAXES

A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease a Fund's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in a Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.


Under current law, the Funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a Fund may only elect to pass through to its shareholders foreign income taxes it pays provided that it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.


TAX IMPLICATIONS OF CERTAIN INVESTMENTS

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.



A Fund's investments in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, if a Fund is in a position to treat such a passive foreign investment company as a "qualified electing fund," the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. A Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in

PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


The investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.


LOSS OF REGULATED INVESTMENT COMPANY STATUS


A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


TAX SHELTER REPORTING REGULATIONS

If a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

                             PERFORMANCE OBJECTIVES

With regard to certain Funds, the Manager has publicly stated that it seeks to achieve the stated performance objectives listed in the table below; there can be no assurances that the Manager will achieve these (or any other) stated objectives with respect to the Funds.

              FUND                             PERFORMANCE OBJECTIVE
              ----                             ---------------------
U.S. Core Fund                     The Fund seeks to outperform its benchmark by
                                   2% per year over a complete market cycle.

Intrinsic Value Fund               The Fund seeks to outperform its benchmark by
                                   2% per year over a complete market cycle.

Growth Fund                        The Fund seeks to outperform its benchmark by
                                   2% per year over a complete market cycle.

Real Estate Fund                   The Fund seeks to outperform its benchmark by
                                   1.5% per year, net of fees.

International Disciplined Equity   The Fund seeks to outperform its benchmark by
Fund                               2-3% per year, net of fees.

International Intrinsic Value      The Fund seeks to outperform its benchmark by
Fund                               3% per year, net of fees.

International Growth Fund          The Fund seeks to outperform its benchmark by
                                   +3% per year, net of fees.

Currency Hedged International      The Fund seeks to outperform its benchmark by
Equity Fund                        2-3% per year, net of fees.

Foreign Fund                       The Fund seeks to outperform its benchmark by
                                   3% per year, net of fees, over a cycle.

Emerging Countries Fund            The Fund seeks to outperform its benchmark by
                                   3% annually over a five year period

Domestic Bond Fund                 The Fund seeks to outperform its benchmark by
                                   0.25% per year, net of fees.

Core Plus Bond Fund                The Fund seeks to outperform its benchmark.

International Bond Fund            The Fund seeks to outperform its benchmark.

Currency Hedged International      The Fund seeks to outperform its benchmark.
Bond Fund

Global Bond Fund                   The Fund seeks to outperform its benchmark.

Short-Duration Investment Fund     The Fund seeks to outperform its benchmark.

                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee's and officer's date of birth ("DOB") is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of the shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust's governing documents. Each of the Trustees of the Trust is not an "interested person" of the Trust, as such term is used in the 1940 Act. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.



                                                                                NUMBER OF
                                                                               PORTFOLIOS
NAME, DATE OF BIRTH, AND                                   PRINCIPAL             IN FUND
    POSITION(S) HELD             LENGTH OF               OCCUPATION(S)           COMPLEX              OTHER
     WITH THE TRUST             TIME SERVED           DURING PAST 5 YEARS       OVERSEEN        DIRECTORSHIPS HELD
------------------------   ---------------------   -------------------------   -----------   -----------------------
Donald W. Glazer, Esq.     Chairman of the Board   Consultant--Business and        44                 None
Chairman of the Board      of Trustees since       Law(1); Vice Chair (since
of Trustees                March 2005; Lead        2002) and Secretary,
DOB: 07/26/1944            Independent Trustee     Provant, Inc.; Author of
                           (September 2004-March   Legal Treatises.
                           2005); Trustee since
                           December 2000

Jay O. Light               Since May 1996          Professor of Business           44          Director of Harvard
Trustee                                            Administration and                          Management Company,
DOB: 10/03/1941                                    Senior Associate Dean,                     Inc. and Verde, Inc.;
                                                   Harvard University.                        Director of Partners

                                                                                             HealthCare System, Inc.
                                                                                                and Chair of its
                                                                                              Investment Committee.

W. Nicholas Thorndike      Since March 2005        Director or trustee of          44          Director of Courier
DOB: 03/28/1933                                    various corporations and                    Corporation (a book
                                                   charitable                                     publisher and
                                                   organizations, including                   manufacturer); Member



----------
(1) As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar year ended December 31, 2003, these entities paid $469,752.50 in legal fees and disbursements to Goodwin. For the calendar year ended December 31, 2004, billings for such legal fees and disbursements were estimated to be approximately $373,499.47.

                                                   Courier Corporation (a                        of the Investment
                                                   book publisher and                          Committee of Partners
                                                   manufacturer) (July                        HealthCare System, Inc.
                                                   1989-present); Putnam
                                                   Funds (December 1992-
                                                   June 2004); and
                                                   Providence Journal (a
                                                   newspaper publisher)
                                                   (December 1986- December
                                                   2003).


OFFICERS


                           POSITION(S) HELD         LENGTH OF             PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH      WITH THE TRUST         TIME SERVED              DURING PAST 5 YEARS
----------------------   -------------------   -------------------   --------------------------------
Scott Eston              President and Chief   President and Chief   Chief Financial Officer, Chief
DOB: 01/20/1956          Executive Officer     Executive Officer     Operating Officer (2000-present)
                                               since October 2002;   and Member, Grantham, Mayo, Van
                                               Vice President from   Otterloo & Co. LLC.
                                               August 1998 -
                                               October 2002.

Susan Randall Harbert    Chief Financial       Chief Financial       Member, Grantham, Mayo, Van
DOB: 04/25/1957          Officer and           Officer since         Otterloo & Co. LLC.
                         Treasurer             February 2000;
                                               Treasurer since
                                               February 1998.

Brent C. Arvidson        Assistant Treasurer   Since August 1998.    Senior Fund Administrator,
DOB: 06/26/1969                                                      Grantham, Mayo, Van Otterloo &
                                                                     Co. LLC.

Sheppard N. Burnett      Assistant Treasurer   Since September       Fund Administration Staff,
DOB: 10/24/1968                                2004.                 Grantham, Mayo, Van Otterloo &
                                                                     Co. LLC (June 2004--present);
                                                                     Vice President, Director of Tax,
                                                                     Columbia Management Group
                                                                     (2002-2004) and Senior Tax
                                                                     Manager (2000-2002) and Tax
                                                                     Manager (1999-2000),
                                                                     PricewaterhouseCoopers LLP.

Michael E. Gillespie     Chief Compliance      Since March 2005      Vice President of Compliance
DOB: 02/18/1958          Officer                                     (June 2004-February 2005) and
                                                                     Director of Domestic Compliance
                                                                     (March 2002-June 2004), Fidelity
                                                                     Investments; Vice President and
                                                                     Senior Counsel, State Street
                                                                     Bank and Trust Company (May
                                                                     1998-March 2002)

David L. Bohan           Vice President,       Since March 2005      Legal Counsel, Grantham, Mayo,
DOB: 06/21/1964          Secretary, and                              Can Otterloo & Co. LLC

                         Clerk                                       (September 2003- present);
                                                                     Attorney, Goodwin Procter LLP
                                                                     (September 1996- September 2003)

Julie L. Perniola        Vice President        Vice President,       Anti-Money Laundering Reporting
DOB: 10/07/1970                                February,             Officer (February 2003 -December
                                               2003-present;         2004) and Chief Compliance
                                               Anti-Money            Officer (April 1995-present),
                                               Laundering            Grantham, Mayo, Van Otterloo &
                                               Compliance Officer,   Co. LLC.
                                               February
                                               2003-December 2004.

Cheryl Wakeham           Vice President and    Since December 2004.  Manager, Client Service
DOB: 10/29/1958          Anti-Money                                  Administration, Grantham, Mayo,
                         Laundering Officer                          Van Otterloo & Co. LLC (February
                                                                     1999--present).



TRUSTEES' RESPONSIBILITIES. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.



Prior to March 24, 2005, the Board of Trustees had two standing committees: the Independent Trustees/Audit Committee and the Pricing Committee. Mr. Glazer and Mr. Light were members of the Independent Trustees/Audit Committee. During the fiscal year ended February 28, 2005, the Independent Trustees/Audit Committee
held [   ] meetings. Mr. Glazer and Mr. Light also were members of the Pricing
Committee, and R. Jeremy Grantham (who served as an interested Trustee until March 2005) was an alternate member of the Pricing Committee. During the fiscal
year ended February 28, 2005, the Pricing Committee held [   ] meetings.






Effective March 24, 2005, the Independent Trustees/Audit Committee was renamed the "Audit Committee," the Pricing Committee was renamed the "Investment/Pricing Committee" and the

Board formed a third standing committee, the "Governance Committee." The Committees assist the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The Audit Committee provides oversight with respect to the accounting and financial reporting policies and practices of the Funds. Mr. Thorndike and Mr. Glazer are members of the Audit Committee, and Mr. Light is an alternate member of the Audit Committee. Mr. Thorndike is the Chairman of the Audit Committee. The Investment/Pricing Committee considers an investment program for each Fund and oversees the valuation of the Funds' securities and other assets, and, to the extent required by the Trust's Pricing Policies, determines the fair value of the Funds' securities or other assets. Mr. Light and Mr. Thorndike are members of the Investment/Pricing Committee, and Mr. Glazer is an alternate member of the Investment/Pricing Committee. The Governance Committee oversees general Fund governance-related matters, including the selection and nomination of candidates to serve as independent trustees of the Trust. Mr. Glazer and Mr. Light are members of the Governance Committee, and Mr. Thorndike is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.


Shareholders wishing to make recommendations for nominees to the Board of Trustees may direct communications to the Board of Trustees as a whole or to specified individual Trustees by submitting such communications to the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A shareholder communication must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.





[DISCLOSURE REGARDING APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS TO COME FOLLOWING JUNE 2, 2005 BOARD MEETING]


Trustee Fund Ownership


The following table sets forth ranges of the current Trustees' direct beneficial share ownership in Funds of the Trust as of December 31, 2004.



                                                           AGGREGATE DOLLAR RANGE OF SHARES
                                                                 DIRECTLY OWNED IN ALL
                                    DOLLAR RANGE OF       FUNDS OF THE TRUST (WHETHER OR NOT
                               SHARES DIRECTLY OWNED IN           OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER    FUNDS OFFERED HEREUNDER           OVERSEEN BY TRUSTEE
----------------------------   ------------------------   ----------------------------------
JAY O. LIGHT                             None                            None

DONALD W. GLAZER                          [ ]                        over $100,000

W. NICHOLAS THORNDIKE                    None                             [ ]



The following table sets forth ranges of the Trustees' indirect beneficial share ownership in Funds of the Trust, as of December 31, 2004, by virtue of their direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other Funds of the Trust and of other private investment companies managed by the Manager that invest in Funds of the Trust.

                                                             AGGREGATE DOLLAR RANGE OF SHARES
                                                                  INDIRECTLY OWNED IN ALL
                                     DOLLAR RANGE OF        FUNDS OF THE TRUST (WHETHER OR NOT
                               SHARES INDIRECTLY OWNED IN           OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER     FUNDS OFFERED HEREUNDER            OVERSEEN BY TRUSTEE
----------------------------   --------------------------   ----------------------------------
DONALD W. GLAZER



Trustee Ownership of Securities Issued by the Manager or Principal Underwriter


None.


Trustee Ownership of Related Companies



The following table sets forth information about securities owned by current non-interested trustees and their family members as of December 31, 2004 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.



                     NAME OF
  NAME OF NON-     OWNER(S) AND
   INTERESTED      RELATIONSHIP                                                   VALUE OF
     TRUSTEE        TO TRUSTEE              COMPANY             TITLE OF CLASS   SECURITIES   % OF CLASS
----------------   ------------   ---------------------------   --------------   ----------   ----------
   Jay O. Light         N/A                   None                    N/A            N/A          N/A

Donald W. Glazer       Self             GMO Tax-Managed             Limited       $420,726     4.20%(2)
                                    Absolute Return Fund, a       partnership
                                       private investment          interest-
                                     company managed by the         Class C
                                          Manager.(1)

                                       GMO Multi-Strategy           Limited       $418,351     0.38%(2)
                                   Fund (Onshore), a private      partnership
                                      investment company           interest-
                                  managed by the Manager.(1)        Class A

                                    GMO Brazil Sustainable          Limited       $      0     1.95%
                                       Forest Fund, LP, a         partnership
                                       private investment          interest
                                       company managed by
                                      Renewable Resources
                                  LLC(3), an affiliate of the
                                            Manager.

                                     GMO Brazil Sustainable         Limited       $      0     2.02%
                                       Forest Fund 2, LP, a       partnership
                                       private investment          interest
                                       company managed by
                                      Renewable Resources
                                  LLC(3), an affiliate of the
                                            Manager.

                      NAME OF
  NAME OF NON-     OWNER(S) AND
   INTERESTED      RELATIONSHIP                                                   VALUE OF
     TRUSTEE        TO TRUSTEE              COMPANY             TITLE OF CLASS   SECURITIES   % OF CLASS
----------------   ------------   ---------------------------   --------------   ----------   ----------
   W. Nicholas          N/A                   None                    N/A            N/A          N/A
    Thorndike


(1) The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.


(2) Mr. Glazer owns less than 1% of the outstanding voting securities of the fund.



(3) The Manager may be deemed to "control" this fund by virtue of its affiliation with and role as managing member of Renewable Resources LLC.



REMUNERATION. The Trust has adopted a compensation policy for its non-interested Trustees. Each non-interested Trustee receives an annual retainer from the Trust for his services. In addition, each non-interested Chairman of the Trust's standing committees and a non-interested Chairman of the Board of Trustees receive an annual fee. Each non-interested Trustee is also paid a fee for each in-person and telephone meeting of the Board of Trustees or any committee thereof attended or participated in, as the case may be, and a fee for consideration of any action proposed to be taken by written consent. The Trust pays no additional compensation to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. All current Trustees of the Trust are non-interested.



Other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series hereunder during the fiscal year ended February 28, 2005:



                                                            NAME OF PERSON, POSITION
                                                    ---------------------------------------
                                                    Jay O. Light,   Donald W. Glazer, Esq.,
           COMPENSATION FROM EACH FUND:                Trustee              Trustee
           ----------------------------             -------------   -----------------------
U.S. Core Fund                                         $                    $
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Real Estate Fund
International Disciplined Equity Fund
International Intrinsic Value Fund
International Growth Fund
Currency Hedged International Equity Fund
Foreign Fund

                                                            NAME OF PERSON, POSITION
                                                    ---------------------------------------
                                                    Jay O. Light,   Donald W. Glazer, Esq.,
                                                       Trustee              Trustee
                                                    -------------   -----------------------
Emerging Countries Fund
Domestic Bond Fund
Core Plus Bond Fund
International Bond Fund
Currency Hedged International Bond Fund
Global Bond Fund
Emerging Country Debt Share Fund
Short-Duration Investment Fund
Inflation Indexed Bond Fund

PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF
                                   FUND EXPENSES:

       ESTIMATED ANNUAL BENEFITS UPON RETIREMENT:

               TOTAL COMPENSATION FROM THE TRUST:      $165,903             $170,683



Mr. Eston and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



[As of June __, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund.]



CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment or asset allocation program, as applicable, for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions-Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund (with the exception of the GMO Emerging Country Debt Fund) with respect to certain Fund expenses incurred through at least the date shown in each Fund's "Fee and expenses" table.


Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period of two years from the date of its execution and continuously thereafter only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.


For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. Pursuant to the relevant Management Contract, the Funds have paid the following amounts as Management Fees to the Manager during the last three fiscal years:



                                              Gross      Reduction         Net
                                           -----------   ---------     ----------
U.S. CORE FUND
Year ended 2/28/05                         $              $            $
Year ended 2/29/04                          10,372,640     871,163      9,501,477
Year ended 2/28/03                           8,520,974     684,970      7,836,004

TOBACCO-FREE CORE FUND
Year ended 2/28/05                         $             $              $
Year ended 2/29/04                           1,879,903     214,709      1,665,194
Year ended 2/28/03                           1,539,653     178,855      1,360,798

VALUE FUND
Year ended 2/28/05                         $             $              $
Year ended 2/29/04                             285,934     122,794        163,140
Year ended 2/28/03                             908,459     138,784        769,675

                                              Gross      Reduction         Net
                                           -----------   ---------     -----------
INTRINSIC VALUE FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             219,631      91,347         128,284
Year ended 2/28/03                             171,478      78,124          93,354

GROWTH FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                           1,423,641     233,487       1,190,154
Year ended 2/28/03                             464,149     129,508         334,641

REAL ESTATE FUND
Year ended 2/28/05                         $             $        (a)  $
Year ended 2/29/04                             970,641     433,696         536,945
Year ended 2/28/03                           1,162,513      92,965       1,069,548

INTERNATIONAL DISCIPLINED EQUITY FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             448,927     305,257         143,670
Year ended 2/28/03                             289,406     280,639           8,767

INTERNATIONAL INTRINSIC VALUE FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                           9,308,755   1,530,203       7,778,552
Year ended 2/28/03                           7,000,434   1,246,654       5,753,780

INTERNATIONAL GROWTH FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                           1,582,249     476,897       1,105,352
Year ended 2/28/03                             813,201     332,051         481,150

CURRENCY HEDGED INTERNATIONAL EQUITY FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             418,011     418,011               0
Year ended 2/28/03                             116,529     116,529               0

FOREIGN FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                          17,489,452   2,412,606      15,076,846
Year ended 2/28/03                           9,153,120   1,353,328       7,799,792

EMERGING COUNTRIES FUND
Year ended 2/28/05                         $             $             $

                                               Gross     Reduction         Net
                                            ----------   ---------     ----------
Year ended 2/29/04                           1,338,503     119,080      1,219,423
Year ended 2/28/03                             492,799     236,929        255,870

DOMESTIC BOND FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             205,124     121,170         83,954
Year ended 2/28/03                             116,826      60,331         56,495

CORE PLUS BOND FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             946,606     340,343        606,263
Year ended 2/28/03                             757,034     242,839        514,195

INTERNATIONAL BOND FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             424,261     202,835        221,426
Year ended 2/28/03                             336,004     146,545        189,459

CURRENCY HEDGED INTERNATIONAL BOND FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             113,941     111,586          2,355
Year ended 2/28/03                              36,221      36,221              0

GLOBAL BOND FUND
Year ended 2/28/05                         $             $   $
Year ended 2/29/04                             282,993     184,288         98,705
Year ended 2/28/03                             525,898     212,177        313,721

EMERGING COUNTRY DEBT SHARE FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                                   0           0              0
Year ended 2/28/03                                   0           0              0

SHORT-DURATION INVESTMENT FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                              23,424      23,424              0
Year ended 2/28/03                              27,078      27,078              0

INFLATION INDEXED BOND FUND
Year ended 2/28/05                         $             $             $
Year ended 2/29/04                             354,147     225,747        128,400
Year ended 2/28/03                             241,490     135,718        105,772

(a) The Manager has temporarily agreed to waive 0.21% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.33% of the Fund's average daily net assets. The Manager may terminate this waiver at any time upon notice to shareholders.

In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.


PORTFOLIO MANAGEMENT



Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no on person is primarily responsible for day-to-day management of any Fund.



The following table sets forth additional information as of February 28, 2005 about the senior members of the divisions responsible for coordinating the relevant Funds' overall portfolio management.

                     OTHER REGISTERED INVESTMENT COMPANIES
                       MANAGED (INCLUDING OTHER NON-GMO       OTHER POOLED INVESTMENT VEHICLES       SEPARATE ACCOUNTS MANAGED
  SENIOR MEMBER     MUTUAL FUND SUBADVISORY RELATIONSHIPS)        MANAGED (WORLD-WIDE)                      (WORLD-WIDE)
-----------------   --------------------------------------   ---------------------------------   ---------------------------------
                       Number of accounts   Total assets     Number of accounts   Total assets   Number of accounts   Total assets
                       ------------------   ------------     ------------------   ------------   ------------------   ------------
Edmond Choi
Thomas Cooper
Arjun Divecha
Thomas Hancock
William Nemerever
Robert Soucy*
Ann Spruill
Sam Wilderman



                    OTHER REGISTERED INVESTMENT COMPANIES
                      MANAGED FOR WHICH GMO RECEIVES A       OTHER POOLED INVESTMENT VEHICLES
                    PERFORMANCE-BASED FEE (INCLUDING OTHER    MANAGED (WORLD-WIDE) FOR WHICH     SEPARATE ACCOUNTS MANAGED (WORLD-
                      NON-GMO MUTUAL FUND SUBADVISORY        GMO RECEIVES A PERFORMANCE-BASED      WIDE) FOR WHICH GMO RECEIVES A
                                 RELATIONSHIPS)                            FEE                          PERFORMANCE-BASED FEE
                    --------------------------------------   ---------------------------------   ---------------------------------
                       Number of accounts   Total assets     Number of accounts   Total assets   Number of accounts   Total assets
                       ------------------   ------------     ------------------   ------------   ------------------   ------------
Edmond Choi
Thomas Cooper
Arjun Divecha
Thomas Hancock
William Nemerever
Robert Soucy*
Ann Spruill
Sam Wilderman



* Mr. Soucy will retire as of December 31, 2005.

Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the presence of conflicts between the Funds and other similar accounts managed by GMO's investment divisions. First, all investment professionals are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Second, where similar accounts are traded in a common trading environment, performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts. Third, GMO's investment divisions and GMO's Investment Analysis team periodically examine performance dispersion amoung accounts employing the same investment strategy but with different fee structures to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows. Fourth, the fact that the inverment programs of most of the Funds and other similar accounts are determined based on quantitative models imposes discipline and constraint on the GMO investment divisions.



Senior members of each division are members (partners) of GMO. The compensation of senior members consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. The base salary is decided by GMO's Compensation Committee, taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is agreed upon by GMO's Compensation Committee taking into account the individual's contribution to GMO and its mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person's compensation is based on his or her individual performance, GMO does not have a typical percentage split among base, bonus and other compensation. GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.



PORTFOLIO MANAGER FUND OWNERSHIP. The following table sets forth the dollar range of each senior member's beneficial share ownership as of February 28, 2005 in the Fund or Funds which the senior member manages:



NAME OF SENIOR MEMBER   DOLLAR RANGE OF EQUITY SECURITIES IN FUND
---------------------   -----------------------------------------
     Edmond Choi        Value Fund
                        Real Estate Fund

                        Domestic Bond Fund
                        Core Plus Bond Fund
                        International Bond Fund
                        Currency Hedged International Bond Fund

    Thomas Cooper       Global Bond Fund
                        Emerging Country Debt Share Fund
                        Short-Duration Investment Fund
                        Inflation-Indexed Bond Fund

NAME OF SENIOR MEMBER   DOLLAR RANGE OF EQUITY SECURITIES IN FUND
---------------------   -----------------------------------------
    Arjun Divecha       Emerging Countries Fund

   Thomas Hancock       International Disciplined Equity Fund
                        International Intrinsic Value Fund
                        International Growth Fund
                        Currency Hedged International Equity Fund

  William Nemerever     Domestic Bond Fund
                        Core Plus Bond Fund
                        International Bond Fund
                        Currency Hedged International Bond Fund
                        Global Bond Fund
                        Emerging Country Debt Share Fund
                        Short-Duration Investment Fund
                        Inflation-Indexed Bond Fund

    Robert Soucy*       U.S. Core Fund
                        Tobacco-Free Core Fund
                        Intrinsic Value Fund
                        Growth Fund

     Ann Spruill        Foreign Fund

   Sam Wilderman        U.S. Core Fund
                        Tobacco-Free Core Fund
                        Intrinsic Value Fund
                        Growth Fund



* Mr. Soucy will retire as of December 31, 2005.


Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Administrative Arrangements. GMO serves as the Trust's administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.

The Trust, on behalf of the Class M Shares of certain Funds, entered into an Administration Agreement with GMO on August 17, 2000. Pursuant to the terms of this Administration Agreement, Class M Shares of the below Funds paid GMO the following amounts with respect to the last three fiscal years:

                                  March 1, 2002       March 1, 2003       March 1, 2004
                                     Through             Through             Through
                                February 28, 2003   February 29, 2004   February 28, 2005
                                -----------------   -----------------   -----------------
U.S. Core Fund                      $82,577(a)           $189,682
Value Fund                          $ 9,656              $ 17,215
Growth Fund                         $13,095(b)           $165,305
International Intrinsic Value
   Fund                                  --              $  5,133(c)
Foreign Fund                        $ 2,481              $ 16,299
Emerging Countries Fund             $   500(d)           $ 59,812


(a) Reflects fees paid from April 15, 2002 (commencement of offering of Class M Shares) through February 28, 2003.


(b) Reflects fees paid from September 11, 2002 (commencement of offering of Class M Shares) through February 28, 2003.



(c) Reflects fees paid from October 2, 2003 (commencement of offering of Class M Shares) through February 29, 2004.



(d) Reflects fees paid from July 9, 2002 (commencement of offering of Class M Shares) through February 28, 2003.


Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

Distributor. Funds Distributor, Inc. ("FDI"), 100 Summer Street, 15th Floor, Boston, Massachusetts 02110, serves as the Trust's distributor on behalf of the Funds.

Counsel. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

                            DISTRIBUTION (12B-1) PLAN

The Trust has adopted a Rule 12b-1 distribution and service plan (the "Plan"). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.


The Trust will pay to the principal distributor of the Trust's shares (the "Distributor") fees for services rendered and expenses borne by the Distributor that are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M Shares. The Trustees currently limit payments on Class M Shares to 0.25% of each Fund's average daily net assets attributable to its Class M Shares. Such fees shall be accrued daily and paid monthly or at such other intervals as the Trustees shall determine.

The Trust, on behalf of the below Funds, paid the Distributor the following amounts with respect to the last three fiscal years:


                                       March 1, 2002       March 1, 2003       March 1, 2004
                                          Through             Through             Through
                                     February 28, 2003   February 29, 2004   February 28, 2005
                                     -----------------   -----------------   -----------------
U.S. Core Fund                          $103,221(a)         $237,102
Value Fund                              $ 12,070            $ 21,519
Growth Fund                             $ 16,368(b)         $206,631
International Intrinsic Value Fund            --            $  6,417(c)
Foreign Fund                            $  3,101            $ 20,373
Emerging Countries Fund                 $    625(d)         $ 74,765


(a) Reflects fees paid from April 15, 2002 (commencement of offering of Class M Shares) through February 28, 2003.





(b) Reflects fees paid from September 11, 2002 (commencement of offering of Class M Shares) through February 28, 2003.



(c) Reflects fees paid from October 2, 2003 (commencement of offering of Class M Shares) through February 29, 2004.






(d) Reflects fees paid from July 9, 2002 (commencement of offering of Class M Shares) through February 28, 2003.



The fees may be spent by the Distributor for services that are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance, or reporting to recordholders of Class M Shares). The Distributor's expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks, and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders' needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations.


Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that the fund may bear for distribution pursuant to the Plan.

The Plan may be terminated at any time with respect to the Class M Shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.

Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. In addition, two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust's pricing policies.

Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Funds with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager receives such services from brokers who handle a substantial portion of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities, and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.


The Trust paid, on behalf of the Funds, the following amounts in brokerage commissions during the three most recent fiscal years:



                                          March 1, 2002       March 1, 2003       March 1, 2004
                                             Through             Through             Through
                                        February 28, 2003   February 29, 2004   February 28, 2005
                                        -----------------   -----------------   -----------------
U.S. Core Fund                              $3,255,442          $3,493,333
Tobacco-Free Core Fund                         550,052             610,719
Value Fund                                     897,675             339,776
Intrinsic Value Fund                           113,315              94,018
Growth Fund                                    327,997             869,998
Real Estate Fund                               633,643             277,988
International Disciplined Equity Fund           71,059             138,515
International Intrinsic Value Fund           1,000,300           1,856,801
International Growth Fund                      239,686           1,038,640
Currency Hedged International
   Equity Fund                                      --                  --
Foreign Fund                                 2,252,735           4,436,841
Emerging Countries Fund                        442,295             660,734
Domestic Bond Fund                               9,712              51,997
Core Plus Bond Fund                             24,991             156,016
International Bond Fund                          7,427              50,019
Currency Hedged International                      567
   Bond Fund                                                        14,628
Global Bond Fund                                19,362              59,094
Emerging Country Debt Share Fund                    --                  --
Short-Duration Investment Fund
Inflation Indexed Bond Fund









Differences in the amount of brokerage commissions paid by the Trust, on behalf of a Fund, during a Fund's three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions, (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions, or (iii) rebalancing portfolios to reflect the results of the Manager's portfolio management models. Changes in the amount of brokerage commissions paid by the Trust, on behalf of a Fund, do not reflect material changes in the Fund's investment objective or strategies.

                      PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust's proxy voting policy and the Manager's proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.

The Manager's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.


                        DISCLOSURE OF PORTFOLIO HOLDINGS.



The policy of each Fund of the Trust is to protect the confidentiality of each Fund's portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy.



Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over such policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds' portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies, and therefore potentially substantially similar portfolio holdings, as certain Funds.



Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund's portfolio holdings.



GMO may disclose a Fund's portfolio holdings (together with any other information from which the Fund's portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the "Portfolio Holdings Information") to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents ("Permitted Recipients") by means of the GMO website. The Funds' prospectus describes, to the extent applicable, the type of information that is disclosed on GMO's website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure. GMO also may make Portfolio Holdings Information available to Permitted Recipients by email or by any other means in such scope and form and with such frequency as GMO may reasonably determine no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund's prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund's website where the information will be made available) or on the same day as a publicly available, routine filing with the Securities and Exchange Commission ("SEC") that includes the Portfolio Holdings Information.



In order to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.



In certain cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. Such disclosure may only be made if senior management of GMO determines that such disclosure is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund's shareholders. GMO will seek to monitor a recipient's use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.



The restrictions and obligations described above do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO's affiliates, the Funds' custodians and auditors, the Funds' pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund's behalf, and persons assisting the Funds in the voting of proxies. In addition, no provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holding Information as may be required by applicable law, rules or regulations.



Senior management of GMO may authorize any exceptions to these procedures. Exceptions shall be disclosed to the Chief Compliance Officer of the Trust.



If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interests of a Fund's shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO shall inform the Trust's Chief Compliance Officer of the potential conflict, and the Trust's Chief Compliance Officer shall decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances, and shall report his decision to the Board of Trustees.



GMO will regularly report the following information to the Board of Trustees:



     - Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;



     - The nature and scope of disclosure of Portfolio Holdings Information to third parties;



     -    Exceptions to these procedures authorized by senior management of GMO;
          and



     - Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

ONGOING ARRANGEMENTS TO MAKE PORTFOLIO HOLDINGS AVAILABLE. Portfolio Holdings Information is disclosed on an on-going basis (generally, daily, except with respect to PricewaterhouseCoopers LLP, which receives holdings as needed in connection with the services it provides to the Funds) to the following entities who provide on-going services to the Funds in connection with their day-to-day operations and management:



         NAME OF RECIPIENT                      FUNDS                PURPOSE OF DISCLOSURE
         -----------------                      -----                ---------------------
Investors Bank & Trust Company       U.S. Equity Funds and        Custodial and securities
                                     Fixed Income Funds           lending services

                                     All Funds                    Compliance testing

Brown Brothers Harriman & Co.        International Equity Funds   Custodial services and
                                                                  compliance testing

Boston Global Advisors               International Equity Funds   Securities lending services

PricewaterhouseCoopers LLP           All Funds                    Independent registered
                                                                  public accounting firm

Institutional Shareholder Services   All Funds                    Corporate actions services

Interactive Data                     International Equity Funds   Fair value pricing

FactSet                              All Funds                    Data service provider



Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:



         NAME OF RECIPIENT                      FUNDS                PURPOSE OF DISCLOSURE
         -----------------                      -----                ---------------------
Epstein & Associates, Inc.           All Funds                    Software provider for Code
                                                                  of Ethics monitoring system

Financial Models Company Inc.        All Funds                    Recordkeeping system

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985, as amended and restated June 23, 2000, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.


Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of forty-four series: U.S. Core Fund; Tobacco-Free Core Fund; U.S. Quality Equity Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Emerging Markets Quality Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; International Core Plus Allocation Fund; Global Growth Fund; World Opportunity Overlay Fund; and Alternative Asset Opportunity Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but the Trustees have no present intention to make such charges.


The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


On June __, 2005, the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:



[TO COME AFTER JUNE 1, 2005.]





As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.


[As of June __, 2005, greater than 10% of the following Funds' shares were held by accounts for which the Manager has investment discretion: U.S Core Fund, Value Fund, Intrinsic Value Fund, International Disciplined Equity Fund, International Bond Fund, and Short-Duration Investment Fund. As of June __, 2005, a significant portion of the following Funds' shares were held by accounts for which the Manager has investment discretion: International Intrinsic Value Fund, and Inflation Indexed Bond Fund. As of June __, 2005, substantially all of the following Funds' shares were held by accounts for which the Manager has investment discretion: Real Estate Fund, International Growth Fund, Currency Hedged International Equity Fund, Domestic Bond Fund, Currency Hedged International Bond Fund, and Core Plus Bond Fund.]


                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote by individual Fund (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of the affected Funds are entitled to vote thereon. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                       SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES





[TO COME AFTER JUNE 1, 2005.]

                                  OTHER MATTERS





                                [TO BE UPDATED.]


                              FINANCIAL STATEMENTS


The Trust's audited financial statements for the fiscal year ended February 28, 2005 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to funds that do not offer Class M Shares) hereby incorporated in this Statement of Additional Information by reference.

Appendix A

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS


Following are computations of the total offering price per share for Class M shares of each Fund of the Trust offering Class M shares of beneficial interest as of February 29, 2004, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2005.



U.S. Core Fund
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $
   Offering Price                                                 $
Value Fund
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $
   Offering Price                                                 $
Growth Fund
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $
   Offering Price                                                 $
International Intrinsic Value Fund
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $
   Offering Price                                                 $
Foreign Fund
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $
   Offering Price                                                 $
Emerging Countries Fund
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $
   Offering Price                                                 $

Appendix B

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic

Appendix B

conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:


Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa - Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.


A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


Baa - Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

Appendix C

                                    GMO TRUST
                               PROXY VOTING POLICY

I.   STATEMENT OF POLICY

GMO Trust (the "Fund") delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the "Adviser").

Therefore, the Board of Trustees (the "Board") of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") on behalf of the Fund when exercising voting authority on behalf of the Fund.

II.  STANDARD

The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.

III. REVIEW OF PROXY VOTING PROCEDURES

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified EXCEPT in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.  DISCLOSURE

The following disclosure shall be provided:

     A. The Adviser shall make available its proxy voting records, for inclusion in the Fund's Form N-PX.

     B. The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund's annual filing on Form N-CSR or the statement of additional information.

     C. The Adviser shall cause the Fund's shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund's web site (if the Fund so chooses) and (ii) information is available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund's web site.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.  PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

     (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

     (2)  ensure that proxies are voted and submitted in a timely manner;

     (3)  handle other administrative functions of proxy voting;

     (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (5)  maintain records of votes cast; and

     (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time.

Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III. PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

     1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

     2.   Overseeing the proxy voting process; and

     3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.  CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either

(a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

     1. GMO has a business relationship or potential relationship with the issuer;

     2. GMO has a business relationship with the proponent of the proxy proposal; or

     3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.   RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

     (1) a copy of these policies and procedures which shall be made available to clients, upon request;

     (2)  a record of each vote cast (which ISS maintains on GMO's behalf); and

     (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.  REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective: August 6, 2003

                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.   AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                   CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING
                                   GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     - there are clear concerns about the past performance of the company or the board; or

     -    the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

GMO TRUST

                                                                      Prospectus


                                                                   June 30, 2005


-    GMO EMERGING MARKETS QUALITY FUND

                                   ----------
                                   - INFORMATION ABOUT OTHER FUNDS OFFERED BY GMO TRUST IS CONTAINED IN SEPARATE PROSPECTUSES.

                                   -    SHARES OF THE FUND DESCRIBED IN THIS
                                        PROSPECTUS MAY NOT BE AVAILABLE FOR
                                        PURCHASE IN ALL STATES. THIS PROSPECTUS
                                        DOES NOT OFFER SHARES IN ANY STATE WHERE
                                        THEY MAY NOT LAWFULLY BE OFFERED.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                         Page
                                                                      ----------
SUMMARY OF FUND OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
   AND PRINCIPAL RISKS.............................................        1

SUMMARY OF FUND PERFORMANCE AND FEES AND EXPENSES..................        3

DESCRIPTION OF PRINCIPAL RISKS.....................................        5

MANAGEMENT OF THE FUND.............................................        8

DETERMINATION OF NET ASSET VALUE...................................        9

DISCLOSURE OF PORTFOLIO HOLDINGS...................................       10

HOW TO PURCHASE SHARES.............................................       10

HOW TO REDEEM SHARES...............................................       13

PURCHASE PREMIUMS AND REDEMPTION FEES..............................       14

MULTIPLE CLASSES...................................................       15

DISTRIBUTIONS AND TAXES............................................       16

FINANCIAL HIGHLIGHTS...............................................       19

ADDITIONAL INFORMATION.............................................   back cover

SHAREHOLDER INQUIRIES..............................................   back cover

DISTRIBUTOR........................................................   back cover

GMO EMERGING MARKETS QUALITY FUND

Fund Inception Date: 2/18/98

                  Fund Codes
--------------------------------------------
            Ticker     Symbol       Cusip
            ------   ---------   -----------
Class III   GMASX    EmergQlty   362008 75 7


     This section contains a summary description of the Fund, which sets forth the Fund's investment objective and describes the Fund's principal investment strategies and principal risks. This summary is not designed to be all-inclusive, and the Fund may make investments, employ strategies, and be exposed to risks that are not described in this summary. More information about the Fund's investments and strategies is set forth in the Fund's Statement of Additional Information ("SAI"). See the back cover of this Prospectus for information about how to receive the SAI. The Fund's Board of Trustees (the "Trustees") may change the Fund's investment objective and strategies without shareholder approval unless the objective or strategy is identified in this Prospectus or in the SAI as "fundamental." The Fund's investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") (see "Management of the Fund" for a description of the Manager).


INVESTMENT OBJECTIVE

     Broad exposure to the higher quality companies in the benchmark.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe.

     The Manager uses proprietary quality models to evaluate an issuer's quality score based on several factors, which may include, but are not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity). The Manager typically selects issuers from among the top third of the companies ranked by quality scores in each country in the benchmark. The Manager will screen out companies it believes are of the poorest quality. The Fund's allocation to emerging market countries may be over- or underweight with respect to the benchmark.

     The factors considered by the Manager and the models used may change over time. The Fund's portfolio is constructed so as typically to have more liquidity than the portfolio of the GMO Emerging Markets Fund (another series of GMO Trust, which is offered through a separate prospectus), and the Fund invests in stocks that the Manager believes to be of higher quality than the average stock in the benchmark. The Fund typically will be less "actively" managed than, for example, GMO Emerging Markets Fund. The Manager seeks to manage the Fund with low portfolio turnover and low tracking error relative to the benchmark.


     Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings made for investment purposes in investments tied economically to emerging markets. The Fund will not change this policy without providing its shareholders with at least 60 days' prior written notice. The Manager defines "emerging markets" as those countries in Asia, Latin America, the Middle East, Africa, and Europe that are not included in the MSCI EAFE Index, a developed markets index. For purposes of this Prospectus, an investment is "tied economically" to emerging markets if: (i) it is an investment in an issuer that is organized under the laws of an emerging market country or in an issuer that maintains its principal place of business in an emerging market country; (ii) it is traded principally in an emerging market country; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in emerging market countries, or has at least 50% of its assets in emerging market countries. When used in this Prospectus, the term "investments" includes both direct investments and indirect investments (e.g., derivatives and synthetic instruments with economic characteristics similar to the underlying assets). The Fund may achieve exposure to emerging markets through direct investments or indirect investments.

     The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, warrants, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.

     The Manager is not obligated to and generally will not consider tax consequences when seeking to achieve the Fund's investment objective (e.g., the Fund may engage in transactions that are not tax efficient for shareholders subject to U.S. federal income tax).

BENCHMARK


     The Fund's benchmark is the S&P/IFCI (Investable) Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization weighted index of the performance of securities traded on stock exchanges of 22 different emerging countries, calculated on a total return basis.


PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see "Description of Principal Risks."


     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     - Foreign Investment Risk - The value of foreign securities may change more rapidly and to a greater extent than U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.



     - Liquidity Risk - The Fund's ability to sell securities may be adversely affected by a limited market or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.


     - Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.


     Other principal risks of an investment in the Fund include Market Risk - Value Securities (risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), and Management Risk (risk that the strategies and techniques of the Manager will fail to produce the desired results).

PERFORMANCE

     The performance information presented was achieved prior to material changes to the Fund's principal investment strategies. Prior to September 23, 2004, the Fund invested primarily in securities of issuers in the Asia region. Effective September 23, 2004, the Fund's investment strategy is that described above. The past performance presented (before and after taxes) will not be indicative of future performance.


     The bar chart and table below provide some indication of the risks of investing in the Fund prior to the change in investment strategies on September 23, 2004 by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. The return information presented in the bar chart and table is only for the Fund's Class III shares. The Fund began offering a new class of shares, Class VI, on September 23, 2004. Class VI shares are invested in the same portfolio of securities as Class III shares. Annual returns differ only to the extent Class VI shares do not have the same expenses as Class III shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes.


                      ANNUAL TOTAL RETURN / Class III Shares
                            Years Ending December 31

                              (PERFORMANCE GRAPH)

1999    67.50%
2000   -40.86%
2001    -3.30%
2002     8.53%
2003    82.52%

                      Highest Quarter: 59.86% (2Q1999)
                      Lowest Quarter: -19.86% (3Q1999)
                      Year-to-Date (as of 6/30/04): -6.28%

                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2004



                                                1 YEAR   5 YEARS   10 YEARS   INCEPT.
                                                ------   -------   --------   -------
CLASS III                                                                     2/18/98
RETURN BEFORE TAXES                             11.51%    4.78%       N/A        9.00%
RETURN AFTER TAXES ON DISTRIBUTION                   %        %       N/A            %
RETURN AFTER TAXES ON DISTRIBUTION AND
   SALE OF FUND SHARES                               %        %       N/A            %
S&P/IFCI (INVESTABLE) COMPOSITE INDEX(a)        28.11%    6.08%       N/A        8.76%
S&P/IFC (INVESTABLE) COMPOSITE BLEND INDEX(b)   25.91%    5.23%       N/A       11.35%


(a)  Fund's benchmark.





(b) The S&P/IFC (Investable) Composite Blend Index is a composite benchmark computed by the Manager and comprised of the MSCI EM Asia Index from 2/18/98 to 9/23/04, and the S&P/IFC (Investable) Composite Index from 9/23/04 to present, each of which was the Fund's benchmark during the period indicated.

FEES AND EXPENSES

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees that are paid directly from your investment)    CLASS III     CLASS VI
---------------------------------------------------   ---------     --------
Cash purchase premium (as a percentage of
   amount invested)                                   0.50%(1)      0.50%(1)
Redemption fee (as a percentage of amount redeemed)   0.50%(1),(2)  0.50%(1),(2)


ANNUAL FUND OPERATING EXPENSES
(expenses that are paid from Fund assets as a
percentage of average daily net assets)              CLASS III     CLASS VI
--------------------------------------------------   ---------     --------
Management fee                                       0.40%(3)       0.40%(3)
Shareholder service fee                              0.15%         0.055%
Other expenses                                         __%(3)         __(3)
Total annual operating expenses                        __%(3)         __%(3)
Expense reimbursement                                  __%(3),(4)     __%(3),(4)
Net annual expenses                                    __%(3)         __%(3)


(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium and redemption fee.

(2) Shares acquired prior to March 27, 2002 will be subject to a redemption fee of 0.40%.

(3) Effective September 23, 2004, the Fund's operating policies were changed. As a result, effective September 23, 2004, the Fund's management fee was reduced from 0.81% to 0.40% of the Fund's average daily net assets, and the Fund's operating expenses have been restated and are estimates for the remainder of the current fiscal year.


(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 8 of this Prospectus) exceed 0.40% of the Fund's average daily net assets.


EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                    IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
            --------------------------------------   --------------------------------------
            1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
            -------   -------   -------   --------   -------   -------   -------   --------
Class III     $___      $___      $___      $___       $___      $___      $___      $___
Class VI      $___      $___      $___      $___       $___      $___      $___      $___


*    After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS

     Investing in mutual funds involves risk. The Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Factors that may affect the Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund may change over time. The SAI includes more information about the Fund and its investments. An investment in the Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. By itself, the Fund does not constitute a complete investment program.

     - MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. General market risks associated with investments in equity securities include the following:


     EQUITY SECURITIES. A principal risk of the Fund is that equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They also may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.


     The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


     VALUE SECURITIES RISK. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may never recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.



     - LIQUIDITY RISK. The Fund is exposed to liquidity risk when, due to a limited market or legal restrictions, the Fund is unable to sell particular securities or to close derivative positions at the price at which the Fund values them. Because the Fund's principal investment strategies involve securities of companies with smaller market capitalizations, foreign securities, the use of derivatives, and securities with substantial market and/or credit risk, it will have increased exposure to liquidity risk. These securities are more likely to be fair valued (see "Determination of Net Asset Value"). Liquidity risk also may exist when the Fund has an obligation to purchase particular securities (e.g., as a result of closing a short position).



     - DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The Fund can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets, and currencies without the Fund's actually having to sell current investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments that may be utilized by the Fund, refer to the Fund's SAI.



     The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contact will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. To the extent a Fund contracts with a limited number of counterparties, the Fund's risk exposure may be relatively concentrated and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.



     Derivatives also are subject to a number of risks described elsewhere in this section, including market and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.



     Suitable derivative transactions may not be available in all circumstances. In addition, the Manager may determine not to use derivatives to hedge or otherwise reduce risk exposure.



     - FOREIGN INVESTMENT RISK. The Fund invests in securities traded principally in securities markets outside the United States and is subject to additional and more varied risks, as the value of its assets may change more rapidly and to a greater degree than if it invested only in U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs, and foreign securities held by the Fund may expose it to foreign taxes on dividends and interest payable on such securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of a nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in a foreign security. These risks are particularly pronounced for the Fund because it invests a significant portion of its assets in foreign securities.



     In addition, because the Fund invests a significant portion of its assets in the securities of issuers based in countries with "emerging market" economies, it is subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments. Currency risk includes both the risk that currencies in which the Fund's investments are traded or currencies in which the Fund has taken an active investment position will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly for a number of reasons, including supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and currency controls or political developments in the U.S. or abroad.



     The Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns, wants to own, or is exposed to through its investments. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The Fund also may take active currency positions and may hedge the currency exposure of its securities. This may result in the Fund's currency exposure being substantially different than that of the securities it holds.



     Because the Fund has foreign currency holdings and/or invests or trades in securities denominated in foreign currencies or related derivative instruments, it may be adversely affected by changes in foreign currency exchange rates. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under "Leveraging Risk."






     - LEVERAGING RISK. The Fund's use of derivatives may cause the Fund's portfolio to be leveraged. Leverage may disproportionately increase the Fund's portfolio losses when the Fund's investments are adversely affected by changes in interest rates, stock prices, or currency rates. Also, the Fund's portfolio may be leveraged if the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions.



     The net long exposure of the Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) typically will not exceed 100% of the Fund's net assets. However, the Fund occasionally may experience a large redemption that results in overnight net long exposure in excess of 100% of the Fund's net assets. The Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Fund also may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.



     - CREDIT AND COUNTERPARTY RISK. This is the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make settlement payments or otherwise to honor its obligations. The Fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts, as described in "Derivatives Risk" above) and engages to a significant extent in the lending of its portfolio securities. The Fund is also exposed to credit risk to the extent it engages to a significant extent in the use of repurchase agreements. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. OTC derivatives transactions can only be closed out with the other party to the transaction. While the Manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.



     - NON-DIVERSIFICATION RISK. Investing in securities from a diversified pool of issuers can reduce overall risk while investing in securities of a small number of issuers can increase it. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market, and other risks associated with the Fund's investment strategies or techniques may be more pronounced for the Fund than if the Fund were "diversified."


     - MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Manager may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Fund generally does not attempt to time the market and instead generally stays fully invested in emerging market equities. Notwithstanding its benchmark, the Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark.

                             MANAGEMENT OF THE FUND


     GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the funds of GMO Trust (the "Trust"). GMO is a private company, founded in 1977. As of May 31, 2005, GMO managed on a worldwide basis more than $ billion for institutional investors such as pension plans, endowments, foundations, and the funds of the Trust (the "GMO Funds").


     Subject to the approval of the Trust's Board of Trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund. In addition to its management services to the Fund, the Manager administers the Fund's business affairs.


     With respect to all classes of shares of the Fund, the Manager provides direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance to correct and maintain client-related information. The Class III and VI shares of the Fund each pay the Manager a shareholder service fee in exchange for the Manager providing these services.



     The Manager receives a management fee from the Fund as compensation for management services rendered to the Fund. For the fiscal year ended February 28, 2005, the Manager received as compensation for services rendered in such year ____% (after applicable waivers or reimbursements) of the Fund's average daily net assets. Effective September 23, 2004, the management fee rate was reduced from 0.81% to 0.40% of the Fund's average daily net assets as a result of changes in the Fund's operating policies.



     Day-to-day management of the Fund is the responsibility of GMO's Emerging Markets Division comprised of investment professionals associated with the Manager. The Division's members works collaboratively to manage the Fund's portfolio, and no one person is primarily responsible for day-to-day management of the Fund.



     Arjun Divecha is the senior member of the Emerging Markets division. Mr. Divecha allocates responsibility for portions of the Fund's portfolio to members of the Division, oversees the implementation of trades, reviews the overall composition of the portfolio, including to ensure compliance with its stated investment objective and strategies, and monitors cash flows.



     Mr. Divecha has served as senior member and director of the Emerging Market Division since 1993.



     The SAI contains other information about how GMO determines the compensation of Mr. Divecha, other accounts he manages, and his ownership of Funds he manages.


CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Fund's custodian.

TRANSFER AGENT

     Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's transfer agent.

EXPENSE REIMBURSEMENT


     As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least June 30, 2006. The following expenses are specifically excluded from the Manager's reimbursement obligation: Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and custodial fees.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. The Fund will not determine its NAV on any day when the NYSE is closed for business. The Fund also may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell a security is received by the Fund. The Fund's net asset value is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The value of the Fund's investments is generally determined as follows:

Exchange listed securities

     -    Last sale price or

     -    Official closing price or

     - Most recent bid price (if no reported sale or official closing price) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and their intended disposition

     (Also, see discussion in "Fair Value Pricing" below regarding foreign equity securities.)

Unlisted securities (if market quotations are readily available)

     -    Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (except for options written by the Fund) (includes bonds, loans, structured notes)

     -    Closing bid supplied by a primary pricing source chosen by the Manager

Options written by the Fund

     -    Most recent ask price

"Fair Value" Pricing


     For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances render an existing methodology or procedure unreliable, the Fund's investments will be valued at "fair value," as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.


     With respect to the Fund's use of "fair value" pricing, investors should note the following:

          - In certain cases, a significant percentage of Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time that the Fund's net asset value is calculated, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.

          - Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures that, among other things, generally require that the Fund's foreign equity securities be valued using fair value prices based on modeling tools by third party vendors to the extent that those fair value prices are available.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold. In addition, because the Fund may hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE is closed, the net asset value of the Fund's shares may be significantly affected on days when investors cannot redeem their shares in the Fund.


                        DISCLOSURE OF PORTFOLIO HOLDINGS



     The Fund has established a policy with respect to the disclosure of the Fund's portfolio holdings. A description of this policy is provided in the Statement of Additional Information. Information regarding the Fund's portfolio holdings as of each month's end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO ("potential shareholders"), and their consultants or agents through a secured link on GMO's website approximately five days after months end.



     To access this information on GMO's website
(http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates. Beneficial owners of shares of the Trust who have invested in the Trust through a broker or agent should contact that broker or agent for information on how to obtain access to a Fund's portfolio holdings on the website.



     The Fund or GMO may suspend the posting of the portfolio holdings or modify the disclosure policy without notice to shareholders. Once posted, the Fund's portfolio holdings will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date of those holdings.


                             HOW TO PURCHASE SHARES


     You may purchase the Fund's shares from the Trust on any day when the NYSE is open for business. In addition, certain brokers and agents may be authorized to accept purchase and redemption orders on the Fund's behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO.

     PURCHASE POLICIES. An investor must submit a purchase request in good order to avoid having it rejected by the Trust or its agent. A purchase request is in good order if it includes:


               -    The name of the Fund being purchased;



               -    The dollar amount of shares to be purchased;



               - The date on which purchase is to be made (subject to receipt prior to the close of regular trading on that date);


               - The investor's name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity;


               - The signature of an authorized signatory as identified in the GMO Trust Application; and





               -    Payment in full (by check, wire, or securities).

                    - If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved for later payment.


     If the purchase request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price is the net asset value per share determined on that day (plus any applicable purchase premium) for the Fund shares to be purchased. If the purchase request is received after the close of regular trading on the NYSE, the purchase price is the net asset value per share determined on the next business day (plus any applicable purchase premium) for the Fund shares to be purchased unless the investor has instructed GMO Shareholder Services in writing to defer the purchase to another day. See "Purchase Premiums and Redemption Fees" for a discussion of the purchase premium charged by the Fund, including circumstances under which the purchase premium may be waived.


     The Trust and its agent reserve the right to reject any order. In addition, the Fund may temporarily or permanently close to some or all new subscriptions and/or additional investments from existing shareholders.


     Minimum investment amounts (by class) are set forth in the table on page 15 of this Prospectus. There is no minimum additional investment required to purchase additional shares of the Fund. The Trust may waive initial minimums for certain accounts.


     Funds advised or subadvised by GMO ("Top Funds") may purchase shares of the Fund after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Top Funds of shares of the Fund are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                    GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                            Facsimile: (617) 439-4192
                         Attention: Shareholder Services

     Call the Trust at (617) 346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust. Purchase requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent.

     Funding Your Investment. You may purchase shares:

          -    with cash (via wire transfer or check)

               - BY WIRE. Instruct your bank to wire the amount of your investment to:

              Investors Bank & Trust Company, Boston, Massachusetts
                                ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

               - BY CHECK. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

    By U.S. Postal Service:                           By Overnight Courier:
Investors Bank & Trust Company                   Investors Bank & Trust Company
   GMO Transfer Agent MFD 23                        GMO Transfer Agent MFD 23
         P.O. Box 642                           200 Clarendon Street, 16th Floor
     Boston, MA 02117-0642                              Boston, MA 02116

     -    by exchange (from another Fund of the Trust)


          -    written instruction should be sent to GMO Shareholder Services at
               (617) 439-4192 (facsimile)


     -    in exchange for securities acceptable to the Manager

          - securities must be approved by the Manager prior to transfer to the Fund

          - securities will be valued as set forth under "Determination of Net Asset Value"

     -    by a combination of cash and securities


     The Fund will not honor requests for purchases or exchanges by shareholders who are identified as engaging in frequent trading strategies, including market timing. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time that may be disruptive to the efficient management of the Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise are considered to be harmful to the Fund and its shareholders, as reasonably determined by the Manager.



     The Trustees have approved policies and procedures reasonably designed to detect and prevent frequent trading activity that is harmful to the Fund and its shareholders. There is no assurance that the Fund will be effective in identifying or preventing frequent trading activity in all instances, and the Fund does not automatically redeem shares that are the subject of a rejected exchange request.



     In addition to policies and procedures with respect to frequent transactions, the Trustees have adopted pricing policies that generally provide for the fair valuation of foreign equity securities on a daily basis, as described in "Determination of Net Asset Value" on page 9. The fair value pricing of foreign equity securities reduces the risk that frequent trading strategies could be used to take advantage of arbitrage opportunities resulting from the markets of certain foreign equity securities closing earlier than the time at which the Fund determines its NAV.



     The Fund may be distributed through financial intermediaries who submit net purchase and redemption orders to the Fund through omnibus accounts. These omnibus accounts will engage in frequent transactions due to the volume of underlying shareholder activity that each intermediary aggregates on a daily basis. Because the transactions transmitted through omnibus accounts will only represent net transactions through a particular intermediary, the Fund's ability to monitor for and prevent frequent trading strategies is limited and dependent upon the cooperation of the intermediary in enforcing the Fund's policies. The Fund reserves the right to terminate a particular shareholder's investment privileges or the sale of Fund shares through a particular intermediary at any time.

                              HOW TO REDEEM SHARES

     You may redeem the Fund's shares on any day when the NYSE is open for business. Redemption requests should be submitted to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be processed through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.

     REDEMPTION POLICIES. An investor must submit a redemption request in good order to avoid having it rejected by the Trust or its agent. A redemption request is in good order if it includes:





               -    The name of the Fund being redeemed;



               - The number of shares or the dollar amount of shares to be redeemed;



               - The date on which redemption is to be made (subject to receipt prior to the close of regular trading on that date);



               - The investor's name and/or the account number set forth with sufficient clarity to avoid ambiguity;



               - The signature of an authorized signatory as identified in the GMO Trust Application; and



               - Wire instructions or registration address that match the wire instructions or registration address on file at GMO.



     If the redemption request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). If the redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day (less any applicable redemption fee) unless the investor has instructed GMO Shareholder Services in writing to defer the redemption to another day. The Fund's redemption fee applies to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See "Purchase Premiums and Redemption Fees" for a discussion of the redemption fee charged by the Fund, including circumstances under which the fee may be waived.



     The Trust may take up to seven days to remit proceeds. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash.

     If a redemption is made in cash:


     - payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed



          - designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

     - upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)





     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value"

     - securities distributed by the Fund will be selected by the Manager in light of the Fund's objective and generally will not represent a pro rata distribution of each security held in the Fund's portfolio

     - you may incur brokerage, taxes and other charges on the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed in writing by an authorized person




     The Fund may suspend the right of redemption and may postpone payment for more than seven days:

     -    if the NYSE is closed on days other than weekends or holidays

     -    during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the SEC for the protection of investors.


     Pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem Fund shares held by a shareholder unilaterally at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or a class held by the shareholder exceed a percentage of the outstanding shares of the Fund or a class determined from time to time by the Trustees. The Trustees currently have not determined a minimum amount or a maximum percentage for any of the Funds or classes.


     Top Funds may redeem shares of the Fund after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Fund is executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares - Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617)346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                      PURCHASE PREMIUMS AND REDEMPTION FEES

     The Fund charges a purchase premium and redemption fee to shareholders purchasing or redeeming shares. Please refer to the "Fees and expenses" table for details regarding the purchase premium and redemption fee charged by the Fund.

     The purchase premium and redemption fee are paid to and retained by the Fund to help offset portfolio transaction costs caused by shareholder activity by allocating an estimate of such costs to the shareholder generating the activity. The purchase premium applies only to cash transactions. In-kind purchase and redemption transactions are not subject to the purchase premium and redemption fee except to the extent those transactions include a cash component. The redemption fee applies to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

     WAIVER OF PURCHASE PREMIUMS/REDEMPTION FEES


     If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. The Manager also may waive the purchase premium or redemption fee, as applicable, in extraordinary circumstances if the Fund will not incur transaction costs. Waivers are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms.


                                MULTIPLE CLASSES


     The Fund offers multiple classes of shares. The sole economic difference between the Class III and Class VI shares of the Fund is the level of Shareholder Service Fee that these classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee generally is lower for classes that require greater total assets under GMO's management.


MINIMUM INVESTMENT CRITERIA FOR CLASS III ELIGIBILITY

                                                                                        SHAREHOLDER SERVICE FEE
                   MINIMUM TOTAL FUND INVESTMENT   MINIMUM TOTAL INVESTMENT(1)   (AS A % OF AVERAGE DAILY NET ASSETS)
                   -----------------------------   ---------------------------   ------------------------------------
Class III Shares                N/A                         $5 million                           0.15%

MINIMUM INVESTMENT CRITERIA FOR CLASS VI ELIGIBILITY

                                                   MINIMUM TOTAL INVESTMENT PLUS          SHAREHOLDER SERVICE FEE
                   MINIMUM TOTAL FUND INVESTMENT      MINIMUM FUND INVESTMENT      (AS A % OF AVERAGE DAILY NET ASSETS)
                   -----------------------------   -----------------------------   ------------------------------------
Class VI Shares            $300 million            $750 million plus $35 million                  0.055%
                                                              in Fund

(1) The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.


     Eligibility to purchase different classes of the Fund shares depends on the client's meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in the Fund, or
(ii) the minimum "Total Investment" set forth in the above table, calculated as described below; provided that clients who qualify for Class VI Shares of the Fund as a result of satisfying the minimum Total Investment requirements for the class must also make a minimum investment in the Fund, as set forth in the above table.


DETERMINATION OF TOTAL INVESTMENT

     A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date").


     For the Fund, GMO may permit a client to undertake in writing to meet the applicable Total Fund Investment or Total Investment over a period not to exceed 12 months. If the client's goal is not met by the time specified in the letter (Commitment Date), the client will be converted on the next Determination Date to the class of shares for which the client satisfied all minimum investment requirements as of the Commitment Date.


     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million.

     You should note:

     - No minimum additional investment is required to purchase additional shares of the Fund for any class of shares.



     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility. See the SAI for a discussion of factors the Manager considers relevant when making aggregation determinations.


     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

     - The Trust may waive eligibility requirements for certain accounts or special situations (e.g., certain Asset Allocation Funds generally invest in the least expensive class then being offered by other GMO Funds).

     - All investments by defined contribution plans through an intermediary are invested in Class III Shares.

CONVERSIONS BETWEEN CLASSES

     Each client's Total Fund Investment and Total Investment are determined by GMO on each Determination Date. Based on this determination, and subject to the following, each client's shares of the Fund identified for conversion will be converted to the class of shares of the Fund with the lowest Shareholder Service Fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). With respect to the Fund:

     - To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower Shareholder Service Fee than the class held by the client on the Determination Date, the client's shares identified for conversion will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.


     - To the extent a client no longer satisfies all minimum investment requirements for the class of shares held by the client on the last Determination Date of a calendar year, the Trust will convert the client's shares to the class that is then being offered bearing the lowest Shareholder Service Fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher Shareholder Service Fee than the class held by the client). To the extent the client no longer satisfies all minimum investment requirements for any class of the Fund as of the last Determination Date of a calendar year, the Trust will convert the client's shares to the class of the Fund then being offered bearing the highest Shareholder Service Fee. Notwithstanding the foregoing, a client's shares will not be converted to a class of shares bearing a higher Shareholder Service Fee without at least 15 calendar days' prior notice by the Trust so that the client has a reasonable opportunity, by making an additional investment, to remain eligible for the client's current class of shares. If the client is not able to make an additional investment in the Fund solely because the Fund is closed to new investments or is capacity constrained, the client will remain in the class of shares then held by the client. Any conversion of a client's shares to a class of shares bearing a higher Shareholder Service Fee will occur within 60 calendar days following the last Determination Date of a calendar year.



     The Trust has been advised by counsel that, for tax purposes, the conversion of a client's investment from one class of shares of the Fund to another class of shares of the Fund should not result in the recognition of gain or loss in the Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.


                             DISTRIBUTIONS AND TAXES

     The policy of the Fund is to declare and pay distributions of its net income semi-annually. The Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), at least annually. The Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the purchase order form, by writing to the Trust, or by notifying their broker or agent.

It is important for you to note:


     - For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less are taxable to shareholders as ordinary income.



     - For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by the Fund as derived from "qualified dividend income" will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.



     - Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. Shareholders should consult their tax advisers to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.


     - Distributions by the Fund are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly such income or gains were included in the price the shareholder paid for the Fund's shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from a shareholder's sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as capital gain.

     - The Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains, which will decrease the Fund's yields. The foreign withholding tax rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - The Fund's investments in foreign securities, foreign currencies, and assets "marked to the market" for federal income tax purposes may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - The Fund's use of derivatives and securities lending may increase the amount of taxes payable by the Fund's shareholders.


     The above is a general summary of the principal federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisers about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). Please see the SAI for additional information regarding the tax aspects of investing in the Fund.



     For information on how you may be affected by the American Jobs Creation Act of 2004, including new rules for Fund distributions of gain attributable to "U.S. real property interests," see the SAI.

                              FINANCIAL HIGHLIGHTS

                (For a Share outstanding throughout each period)

The financial highlight table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial performance information presented in the table was achieved prior to material changes to the Fund's principal investment strategies on September 23, 2004. Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is incorporated by reference in the SAI and available upon request. Information is presented for the Fund and each class of shares of the Fund which had investment operations during the reporting periods and is currently being offered.

EMERGING MARKETS QUALITY FUND*


                                                                                    CLASS III SHARES
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                                  ----------------------------------------------------
                                                                  2005     2004       2003         2002         2001
                                                                  ----   --------   --------     --------     --------
Net asset value, beginning of period ..........................          $   7.25   $   8.09     $   7.87     $  12.35
Income (loss) from investment operations:
   Net investment income ......................................              0.23       0.06         0.07         0.09
   Net realized and unrealized gain (loss) ....................              6.35      (0.85)        0.26        (3.32)
                                                                         --------   --------     --------     --------
      Total from investment operations ........................              6.58      (0.79)        0.33        (3.23)
                                                                         --------   --------     --------     --------
Less distributions to shareholders from:
   Net investment income ......................................             (0.06)     (0.05)       (0.11)       (0.01)
   Net realized gains .........................................                --         --           --        (1.24)
                                                                         --------   --------     --------     --------
      Total Distributions .....................................             (0.06)     (0.05)       (0.11)       (1.25)
                                                                         --------   --------     --------     --------
Net asset value, end of period ................................          $  13.77   $   7.25     $   8.09     $   7.87
                                                                         ========   ========     ========     ========
Total Return (a) ..............................................             91.04%     (9.82)%       4.41%      (27.45)%
Ratios/Supplemental Data:
   Net assets, end of period (000's) ..........................          $141,614   $105,354     $117,878     $113,927
   Net expenses to average daily net assets ...................              1.25%      1.35%        1.28%        1.30%
   Net investment income to average daily net assets ..........              1.76%      0.80%        1.01%        1.22%
   Portfolio turnover rate ....................................                39%        72%          68%          84%
   Fees and expenses reimbursed by the Manager to
      average daily net assets ................................              0.07%      0.06%        0.09%        0.07%
   Purchase and redemption fees consist of the following per
      share amounts ...........................................          $   0.02   $   0.00(b)  $   0.00(b)  $   0.03


(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes subscription and redemption fees.





(b)  Purchase and redemption fees were less than $0.01 per share.


* Effective September 23, 2004 the "GMO Asia Fund" was renamed the "GMO Emerging Markets Quality Fund," and material changes were made to the Fund's principal investment strategies.

                                    GMO TRUST

                             ADDITIONAL INFORMATION


     The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's SAI are available free of charge at http://www.gmo.com or by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.


     Investors can review and copy the Prospectus, SAI, and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.





     Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110.


                              SHAREHOLDER INQUIRIES

                       Shareholders may request additional
                    information from and direct inquiries to:
                             Shareholder Services at
                     Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                                Boston, MA 02110
                          1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                   SHS@GMO.com
                           website: http://www.gmo.com

                                   DISTRIBUTOR

                             Funds Distributor, Inc.
                          100 Summer Street, 15th Floor
                           Boston, Massachusetts 02110

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

                        GMO EMERGING MARKETS QUALITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2005



This Statement of Additional Information is not a prospectus. It relates to the Prospectus of the GMO Emerging Markets Quality Fund (the "Fund") dated June 30, 2005, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual report to shareholders of the Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling GMO Trust (the "Trust") collect at
(617) 346-7646.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVE AND POLICIES........................................     1
FUND INVESTMENTS.........................................................     1
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS...............................     2
USES OF DERIVATIVES......................................................    24
TRACKING ERROR...........................................................    28
INVESTMENT RESTRICTIONS..................................................    28
DETERMINATION OF NET ASSET VALUE.........................................    31
DISTRIBUTIONS............................................................    31
TAXES....................................................................    31
MANAGEMENT OF THE TRUST..................................................    41
INVESTMENT ADVISORY AND OTHER SERVICES...................................    47
PORTFOLIO TRANSACTIONS...................................................    53
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    53
PROXY VOTING POLICIES AND PROCEDURES.....................................    54
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.........................    57
MULTIPLE CLASSES.........................................................    57
VOTING RIGHTS............................................................    59
SHAREHOLDER AND TRUSTEE LIABILITY........................................    59
BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES.....................    60
FINANCIAL STATEMENTS.....................................................    60
APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS
APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
APPENDIX C -- PROXY VOTING POLICIES AND PROCEDURES

The GMO Emerging Markets Quality Fund ( the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.

Throughout this Statement of Additional Information, it is noted that the Fund will typically make "investments" in a particular type of security or other asset. Investors should understand that when used in this Statement of Additional Information, the word "investments" includes both direct and indirect investments by the Fund. An example of an indirect investment is gaining exposure to the relevant asset type through investments in another Series of the Trust.

                        INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                                FUND INVESTMENTS


The following list indicates the types of investments which the Fund is generally permitted (but not required) to make. The Fund may, however, make other types of investments provided the investments are consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:


     -    Domestic Equity Securities

     -    Convertible Securities

     -    Securities of Foreign Issuers

     -    Securities of Emerging Market Issuers or Countries

     -    Depository Receipts

     -    Futures and Options

     -    Swap Contracts

     -    Investment Companies

     -    Government Bonds (Long, Medium, Short)

     -    Foreign Currency Transactions

     -    Preferred Stock

     -    Securities of Foreign Issuers (Traded on U.S. Exchanges)

     -    Illiquid Securities

     -    Structured Notes


     -    REITS



     -    Repurchase Agreements



     -    Cash and Other High Quality Investments



     -    Corporate Bonds (Long, Medium, Short)



     -    Warrants and Rights



     -    Indexed Securities



     -    Shares of Other GMO Trust Funds

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS


The following is a description of investment practices in which the Fund may engage and the risks associated with their use. Please refer to "Summary of Fund Objective, Principal Investment Strategies, and Principal Risks" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which the Fund may engage.


PORTFOLIO TURNOVER





Based on the Manager's assessment of market conditions, the Manager may trade the Fund's investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may involve realization of capital gains that are taxable when distributed to shareholders of the Fund unless those shareholders are themselves exempt. If portfolio turnover results in the recognition of short-term capital gains, those gains are typically taxed to shareholders at ordinary income tax rates. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.



The historical portfolio turnover rate is shown under the heading "Financial Highlights" in the Prospectus.


NON-DIVERSIFIED PORTFOLIO


As stated in the Prospectus, the Fund is a "non-diversified" fund under the Investment Company Act of 1940, as amended (the "1940 Act") and, as such, is not required to satisfy the "diversified" requirements under the 1940 Act. At least 75% of the value of a "diversified" fund's total assets must be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purpose of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. As a non-diversified fund, the Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to the Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund. The Fund must, however, meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.



RISKS OF FOREIGN INVESTMENTS



GENERAL. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and other related fees also are generally higher than in the United States. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.



EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.



Custodial services may be more expensive and other investment-related costs may be higher in emerging markets than in many developed foreign markets, which could reduce the Fund's income from investments in securities or debt instruments of emerging market issuers. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging markets countries.

INVESTMENTS IN ASIA. In addition to the risks of foreign investments and emerging markets investments described above, investments by the Fund in Asia are subject to additional risks. Asian countries are at varying levels of economic development, ranging from emerging market economies to more developed economies. Markets in the early stages of development typically exhibit a high concentration of market capitalization, have less trading volume, lower liquidity, and more volatility than more developed markets. Some Asian countries depend heavily upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries.



Investments in Asia also are susceptible to social, political, legal, and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investments in securities markets, and investments in securities traded on such markets may only be achieved, it at all, indirectly (e.g., American Depository Receipts, Global Depository Receipts, derivatives, etc.).






The region periodically experiences increases in market volatility and declines in foreign currency exchange rates. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuation in currency exchange rates can also affect a country's ability to service its debt.



Investment in any Asian country is subject to unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian countries' economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country can spread to other Asian countries.



INVESTMENTS IN AFRICA. In addition to the risks of foreign investments and emerging markets investments described above, investments by the Fund in Africa are subject to additional risks. Like Asian countries, African countries are at varying levels of economic development, ranging from emerging market economies to more developed economies. Markets in the early stages of development typically exhibit a high concentration of market capitalization, and have less trading volume, lower liquidity, and more volatility than more developed markets. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Economies of certain African countries may be affected by severe climate changes, particularly drought.



Investments in Africa are also susceptible to social, political, legal, and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of financial markets and less financial information is available than is typical of other emerging markets. Some African countries have investment and repatriation restrictions that reduce the liquidity of the Fund's investments in the securities of African issuers and could increase the volatility of those investments.



Investments in any African country is subject to unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.



INVESTMENTS IN LATIN AMERICA. In addition to the risks of foreign investments and emerging markets investments described above, investments by the Fund in Latin America are subject to additional risks. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.



Investments in Latin America are susceptible to social, political, legal, and operational risks affecting issuers in Latin America countries. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.


Economies of Latin American countries may be affected by currency devaluation and exposed to currency speculators, particularly if the economic or political conditions worsen. In addition, Latin American countries are still facing significant debt and may have fiscal deficits. Interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. If governments are forced to reschedule or freeze their debt repayment, there could be a negative effect on the stock market.

The economies of some Latin American countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Events affecting these commodities or industries may have an effect on the economy of the country as a whole.

Economies of Latin American countries also may be affected by severe climate changes, particularly earthquakes and floods.


INVESTMENTS IN THE MIDDLE EAST. In addition to the risks of foreign investments and emerging markets investments described above, investments by the Fund in the Middle East involve additional risks. The region encompasses countries at varying levels of economic development. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.

Investments in the Middle East are susceptible to social, political, legal, and operational risks affecting issuers in the Middle East. In particular, the on-going conflicts in Iraq, Israel, the West Bank and Gaza may affect investments in the Middle East.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. The Fund may invest directly in the securities of Russian issuers. Investment in those securities presents many of the same risks as investing in the securities of emerging markets issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets custodied within Russia, however, may be particularly pronounced.



A Fund investing in the securities of a private Russian company is subject to unique investment risks because the evidence provided to the Fund of its investment, a "share extract," is not legally determinative of ownership of the company. A Russian company's share registrar maintains the official record of ownership of the company's shares. Russian companies control their share registrars, and investors have few legal rights against registrars.


SECURITIES LENDING


The Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets. Securities loans will be made to broker-dealers that are believed by the Manager to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal at all times to the market value of the securities. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and will pay a fee to the borrower that is expected to be only a portion of the earnings on the collateral. As with other extensions of credit, the Fund bears the risk that there may be a delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral will decline. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund retains the right to call loans at any time on reasonable notice, and it will do so if holders of a loaned security are asked to vote upon or consent to matters materially affecting an investment in those securities. However, the Fund bears the risk that there may be a delay in the return of the security, impairing the Fund's ability to vote on such matters. The Manager has retained lending agents on behalf of the Fund that are compensated based on a percentage of the Fund's return on its securities lending. The Fund also pays various fees in connection with securities loans, including shipping fees and custodian fees.



The Fund's securities loans may or may not be structured to preserve qualified dividend income treatment on dividends paid on the loaned securities. The Fund may receive substitute payments under its loans (instead of dividends on the loaned securities) that are not eligible for treatment as qualified dividend income or the long-term capital gain tax rates applicable to qualified dividend income. See "Taxes" below for further discussion of qualified dividend income.

DEPOSITORY RECEIPTS


The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


CONVERTIBLE SECURITIES


A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock, and tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.


PREFERRED STOCKS


Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. Preferred stocks may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or (2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.


WARRANTS AND RIGHTS


The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise of the warrant or right, a security of the issuer based on the conversion value of the security at the time of exercise. The Fund will typically use warrants and rights in a manner similar to its use of options on securities as described in "Options and Futures" below. Risks associated with the Fund's use of warrants and rights are generally similar to risks associated with the Fund's use of options. Unlike most options, however, warrants and rights are issued in limited amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.



The Fund may use non-standard warrants, often referred to as low exercise price warrants or low exercise price options ("LEPOs"), to gain indirect exposure to issuers in certain countries, such as India. LEPOs are different from standard warrants in that they do not entitle their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the return on an underlying equity security between the date on which the LEPO was purchased and the date on which the LEPO is sold. LEPOs entail the same risks as other over-the-counter derivative instruments, including that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that there may be a disagreement as to the contractual terms of the instrument, or that the instrument may not perform as expected. (See "Description of Principal Risks--Derivatives Risk" and "--Credit and Counterparty Risk" in the Prospectus and "Uses of Derivatives" below). Additionally, while LEPOs may be listed on an exchange, there is no guaranty that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase the LEPO when the Fund wishes to sell it.



OPTIONS AND FUTURES



The Fund may use options and futures for various purposes. See "Uses of Derivatives" below. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect the Fund's performance.


OPTIONS. The Fund (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.


The extent to which the Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

WRITING OPTIONS. The Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by the Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by the Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.



The Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.



If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, the Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, the Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If the Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.



The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction cost) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

PURCHASING OPTIONS. In order for a call option purchased by the Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by the Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. The Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.






RISK FACTORS IN OPTIONS TRANSACTIONS. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.



An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, the Fund might not be able to effect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).



The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other clients of the Manager may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.



An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts -- Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts" below.



FUTURES. The Fund may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices and interest rates.



A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.



The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.



In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


INDEX FUTURES. The Fund may purchase futures contracts on various securities indexes ("Index Futures"). The Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.


The Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases foreign stock Index Futures.



Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.



OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Fund's use of options on currency futures.


The Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.



RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the investment underlying the futures contract, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.



To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.



The Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which the securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.



The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.



The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.



As discussed above, when purchasing or selling a futures contract, the Fund is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.



Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, the Fund normally will have contractual remedies against such counterparty but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, the Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.



If the Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities index underlying the long futures position underperforms the securities index underlying the short futures position.



The Fund's ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS


The Fund may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.



SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap", two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.



INTEREST RATE AND CURRENCY SWAP CONTRACTS. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).



EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. The parties to equity swap contracts agree to exchange returns calculated on the notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security.



If the Fund enters into an equity swap contract (long or short), the Fund's net asset value will fluctuate with changes in the value of the equity index, basket of equity securities, or individual equity security on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities comprising the index, securities comprising the basket, or individual security, as the case may be.



Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. The Fund's return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss -- even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS, AND COLLARS. The Fund may use interest rate caps, floors, and collars for the same or similar purposes as it uses interest rate futures contracts and related options and, as a result, it will be subject to similar risks. See "Options and Futures -- Risk Factors in Options Transactions" and "Options and Futures - Risk Factors in Futures Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.


TOTAL RETURN SWAPS. The Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.


RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. The Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.



The Manager monitors the creditworthiness of OTC derivatives counterparties. Typically, the Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by Standard & Poor's (or by Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") or if the counterparty has comparable credit rating, as determined by the Manager) at the time of entering into such transactions. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's or Fitch. The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital.


ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. The Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

FOREIGN CURRENCY TRANSACTIONS


Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.



The Fund may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. The Fund may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark. The Fund also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.



Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and
(iii) inability to enforce rights and the expenses involved in attempted enforcement.



DEBT AND OTHER FIXED INCOME SECURITIES



Debt and other fixed income securities include fixed income and floating rate securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to herein as "fixed income securities."



Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency, and other laws, such as the Federal Bankruptcy Reform Act of 1978, which affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.



Because interest rates vary, the future income of the Fund cannot be predicted. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.


CASH AND OTHER HIGH QUALITY INVESTMENTS


The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States Government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. The Fund seeks to minimize credit risk by investing only in high quality money market securities.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES


U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of the Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.



Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.



Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, when the Fund holds U.S. government securities or foreign government securities, the value of an investment in the Fund may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.



In addition to investing directly in U.S. government securities and foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")


REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which the Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to the Fund's investment in REITs.


INDEXED SECURITIES


Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold, therefore the price of gold-indexed securities tends to rise and fall with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.



The performance of indexed securities depends to a great extent on the performance of the security, security index, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. Indexed securities also are subject to the credit risks of the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and U.S. government agencies.



Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term interest rates increase and increase as short-term interest rates decline. Inverse floating obligations have the effect of investment leverage, since they will generally increase or decrease in value in response to changes in interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in value in response to such changes. As a result, the market values of inverse floating obligations generally will be more volatile than the market values of fixed rate securities.



The Fund may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on inflation indexed bonds is fixed at issuance, but may be paid on an increasing or decreasing principal value as a result of the inflation rate adjustments. Repayment of an inflation indexed bond's original principal value upon maturity (as adjusted for inflation) is guaranteed in the case of some bonds (e.g., U.S. Treasury inflation indexed bonds), even during a period of deflation. The current market value of an inflation indexed bond is not guaranteed, however, and will fluctuate. The Fund may invest in inflation indexed bonds which do not guarantee repayment of the bonds' original principal value upon maturity. As a result, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.



Although inflation indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, if interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in inflation indexed securities will not be protected to the extent that the increase is not reflected in the bond's inflation measure.



The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index, calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.



Coupon payments received by the Fund from inflation indexed bonds will be included in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.



The Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. As a result, the Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.


STRUCTURED NOTES


Similar to indexed securities described above, structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured note may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.



Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.


ILLIQUID SECURITIES


The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A under the Securities Act of 1933 (safe harbor rules for securities acquired under Section 4(2) private placements)), repurchase agreements, and securities that are not readily marketable. If the Trustees determine that a restricted security eligible for resale under Rules 144 or 144A, a repurchase agreement, or a security previously identified as not being readily marketable, is in fact liquid, it will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.


As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.



PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because relatively few potential purchasers for such securities may exist, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.



While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or are "not readily marketable." Restricted securities cannot be sold without being registered under the Securities Act of 1933 or pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting such registration. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.



At times, the inability to sell securities acquired through private placements and restricted investments in the public market can make it more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, the Fund may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Certain ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Fund, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.







                              USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Fund uses derivatives. The information below is designed to supplement the information included in the Prospectus.

FUNCTION OF DERIVATIVES IN THE FUND. The Fund uses financial derivatives to implement investment decisions. The types of derivatives employed may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. To a significant extent, specific market conditions influence the choice of derivative strategies for the Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in the Fund, although derivative positions may comprise a significant portion of the total assets.

COUNTERPARTY CREDITWORTHINESS. The Manager monitors the creditworthiness of over-the-counter derivatives counterparties. Typically, the Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that have short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's (but do not have long-term debt ratings). (See Appendix B--"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term ratings.) In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by the Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Fund has to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce the Fund's exposure to such counterparty.


                         USE OF DERIVATIVES BY THE FUND

Types of Derivatives Used by the Fund (other than foreign currency derivative transactions)

-    Options, futures contracts, and related options on securities indexes

- Long equity swap contracts in which the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities

- Short equity swap contracts in which the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components


-    Structured or Indexed Notes


-    Warrants and Rights

Uses of Derivatives by Fund (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: The Fund may use short equity futures, related options and short equity swap contracts to hedge against an equity risk already generally present in the Fund.


Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.


No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


The Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.





Risk Management - Synthetic Sales and Purchases

The Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.


For example, if the Fund holds a large proportion of stocks of a particular market and the Manager believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.


Foreign Currency Derivative Transactions Employed by the Fund

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Fund

Hedging

Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. The Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.


Anticipatory Hedging: When the Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.


Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.


The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. The Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



                                 TRACKING ERROR



The Manager may consider the Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if the Fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%.


                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

(1) Borrow money except under the following circumstances: (i) the Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) the Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) the Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.


Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.


(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund's total assets.





(7) Concentrate more than 25% of the value of its total assets in any one industry.



(8) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.



(9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.


Non-Fundamental Restrictions:

The following actions are contrary to the present policy of the Fund, which may be changed by the Trustees without shareholder approval:

(1) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) Change the Fund's Name Policy as set forth in the Fund's "Principal investment strategies" in the Prospectus without providing the Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of the Name Policy, the Fund considers the term "investments" to include both direct investments and indirect investments (e.g., investments in an underlying Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and the Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investments or indirect investments.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to the Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of the Fund may be changed by the Trust's Trustees without the approval of shareholders.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund of the Trust will be determined as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of the Fund under the heading "Distributions." The Fund maintains a policy in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by the Fund, net gains from certain closing purchase and sale transactions with respect to such options, and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). The Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF THE FUND

The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;


(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and



(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.



In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).



If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).


TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.


For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for 12 months or less will be taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.



In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.



If the Fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as "qualified dividend income," then the Fund may, in turn, designate a portion of its distributions as "qualified dividend income" as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.


Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.


Depending on the Fund's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where the Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.



Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


A distribution paid to shareholders by the Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If the Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.


If the Fund invests in shares of underlying funds, its distributable income and gains will normally consist, in part, of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.



For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to the Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by the Fund from REITs will not qualify for the corporate dividends-received deduction. The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."


Under current law, the Fund serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or
(2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans.

BACKUP WITHHOLDING

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS


Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by the Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.



Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends").



The fact that the Fund may achieve its investment objective by investing in underlying funds will generally not adversely affect the Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund's qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.



If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in the Fund should consult their tax advisors with respect to the potential application of the 2004 Act.


FOREIGN TAXES

The Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease the Fund's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in the Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.


If, at the end of the fiscal year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of the Fund whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the Fund, and may be disadvantaged as a result of the election described in this paragraph.

Under current law, the Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, the Fund may only elect to pass through to its shareholders foreign income taxes it pays provided that it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.


TAX IMPLICATIONS OF CERTAIN INVESTMENTS


Certain of the Fund's investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.



The Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.



The Fund's investments in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, if a Fund is in a position to treat such a passive foreign investment company as a "qualified electing fund," the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. The Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS


The Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


TAX SHELTER REPORTING REGULATIONS

If a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee's and officer's date of birth ("DOB") is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust's governing documents. Each of the Trustees of the Trust is not an "interested person" of the Trust, as such term is used in the 1940 Act. Because the Fund does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.



                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
NAME, DATE OF BIRTH, AND                                                                     IN             OTHER
    POSITION(S) HELD                  LENGTH OF               PRINCIPAL OCCUPATION(S)   FUND COMPLEX    DIRECTORSHIPS
     WITH THE TRUST                  TIME SERVED                DURING PAST 5 YEARS       OVERSEEN           HELD
------------------------   -------------------------------   ------------------------   ------------   ---------------
Donald W. Glazer, Esq.     Chairman of the Board of          Consultant--Business and        44        None
Chairman of the Board of   Trustees since March 2005; Lead   Law(1); Vice Chair
Trustees                   Independent Trustee (September    (since 2002) and
DOB: 07/26/1944            2004 - March 2005); Trustee       Secretary, Provant,
                           since December 2000               Inc.; Author of Legal
                                                             Treatises.

Jay O. Light               Since May 1996                    Professor of Business           44        Director of
Trustee                                                      Administration and                        Harvard
DOB: 10/03/1941                                              Senior Associate Dean,                    Management
                                                             Harvard University.                       Company, Inc.
                                                                                                       and Verde,
                                                                                                       Inc.; Director
                                                                                                       of Partners
                                                                                                       HealthCare
                                                                                                       System, Inc.
                                                                                                       and Chair of
                                                                                                       its Investment
                                                                                                       Committee.



----------



(1) As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2003, these entities paid $469,752.50 in legal fees and disbursements to Goodwin. For the calendar year ended December 31, 2004, billings for such legal fees and disbursements were estimated to be approximately $372,499.47.

W. Nicholas Thorndike      Since March 2005                  Director or trustee of          44        Director of
DOB: 03/28/1933                                              various corporations                      Courier
                                                             and charitable                            Corporation (a
                                                             organizations,                            book publisher
                                                             including Courier                         and
                                                             Corporation (a book                       manufacturer);
                                                             publisher and                             Member of the
                                                             manufacturer) (July                       Investment
                                                             1989- present); Putnam                    Committee of
                                                             Funds (December 1992-                     Partners
                                                             June 2004); and                           HealthCare
                                                             Providence Journal (a                     System, Inc.
                                                             newspaper publisher)
                                                             (December 1986-
                                                             December 2003).


OFFICERS


                           POSITION(S) HELD           LENGTH               PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH      WITH THE TRUST        OF TIME SERVED             DURING PAST 5 YEARS
----------------------   -------------------   --------------------   --------------------------------
Scott Eston              President and Chief   President and Chief    Chief Financial Officer, Chief
DOB: 01/20/1956          Executive Officer     Executive Officer      Operating Officer (2000-present)
                                               since October 2002;    and Member, Grantham, Mayo, Van
                                               Vice President from    Otterloo & Co. LLC.
                                               August 1998 -
                                               October 2002.

Susan Randall Harbert    Chief Financial       Chief Financial        Member, Grantham, Mayo, Van
DOB: 04/25/1957          Officer and           Officer since          Otterloo & Co. LLC.
                         Treasurer             February 2000;
                                               Treasurer since
                                               February 1998.

Brent C. Arvidson        Assistant Treasurer   Since August 1998.     Senior Fund Administrator,
DOB: 06/26/1969                                                       Grantham, Mayo, Van Otterloo &
                                                                      Co. LLC.

Sheppard N. Burnett      Assistant Treasurer   Since September        Fund Administration Staff,
DOB: 10/24/1968                                2004.                  Grantham, Mayo, Van Otterloo &
                                                                      Co. LLC (June 2004--present);
                                                                      Vice President, Director of Tax,
                                                                      Columbia Management Group
                                                                      (2002-2004) and Senior Tax
                                                                      Manager (2000-2002) and Tax
                                                                      Manager (1999-2000),
                                                                      PricewaterhouseCoopers LLP.

Michael E. Gillespie     Chief Compliance      Since March 2005.      Vice President of Compliance
DOB: 02/18/1958          Officer                                      (June 2004- February 2005)
                                                                      and Director of Domestic
                                                                      Compliance (March 2002- June

                                                                      2004), Fidelity Investments;
                                                                      Vice President and Senior
                                                                      Counsel, State Street Bank and
                                                                      Trust Company (May 1998- March
                                                                      2002).

David L. Bohan           Vice President,       Since March 2005.      Legal Counsel, Grantham, Mayo,
DOB: 06/21/1964          Secretary, and                               Van Otterloo & Co. LLC
                         Clerk                                        (September 2003- present);
                                                                      Attorney, Goodwin Procter LLP
                                                                      (September 1996- September 2003).

Julie L. Perniola        Vice President        Vice President,        Anti-Money Laundering Reporting
DOB: 10/07/1970                                February,              Officer (February 2003- December
                                               2003-present;          2004) and Chief Compliance
                                               Anti-Money             Officer (April 1995-present),
                                               Laundering             Grantham, Mayo, Van Otterloo &
                                               Compliance Officer,    Co. LLC.
                                               February
                                               2003-December 2004.

Cheryl Wakeham           Vice President and    Since December 2004.   Manager, Client Service
DOB: 10/29/1958          Anti-Money                                   Administration, Grantham, Mayo,
                         Laundering Officer                           Van Otterloo & Co. LLC (February
                                                                      1999--present).



TRUSTEES' RESPONSIBILITIES. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any custodian or underwriter.

Prior to March 24, 2005, the Board of Trustees had two standing committees: the Independent Trustees/Audit Committee and the Pricing Committee. Mr. Glazer and Mr. Light were members of the Independent Trustees/Audit Committee. During the fiscal year ended February 28, 2005, the Independent Trustees/Audit Committee held [ ] meetings. Mr. Glazer and Mr. Light also were members of the Pricing Committee, and R. Jeremy Grantham (who served as an interested Trustee until March 2005) was an alternate member of the Pricing Committee. During the fiscal year ended February 28, 2005, the Pricing Committee held [ ] meetings.






Effective March 24, 2005, the Independent Trustees/Audit Committee was renamed the "Audit Committee," the Pricing Committee was renamed the "Investment/Pricing Committee" and the Board formed a third standing committee, the "Governance Committee." The Committees assist the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The Audit Committee provides oversight with respect to the accounting and financial reporting policies and practices of the Funds. Mr. Thorndike and Mr. Glazer are members of the Audit Committee, and Mr. Light is an alternate member of the Audit Committee. Mr. Thorndike is the Chairman of the Audit Committee. The Investment/Pricing Committee considers an investment program for each Fund and oversees the valuation of the Funds' securities and other assets, and, to the extent required by the Trust's Pricing Policies, determines the fair value of the Funds' securities or other assets. Mr. Light and Mr. Thorndike are members of the Investment/Pricing Committee, and Mr. Glazer is an alternate member of the Investment/Pricing Committee. The Governance Committee oversees general Fund governance-related matters, including the selection and nomination of candidates to serve as independent trustees of the Trust. Mr. Glazer and Mr. Light are members of the Governance Committee, and Mr. Thorndike is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.



Shareholders wishing to make recommendations for nominees to the Board of Trustees may direct communications to the Board of Trustees as a whole or to specified individual Trustees by submitting such communications to the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A shareholder communication must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.



[DISCLOSURE REGARDING APPROVALS OF INVESTMENT MANAGEMENT AGREEMENT TO COME FOLLOWING JUNE 2, 2005 BOARD MEETING.]

Trustee Fund Ownership


The following table sets forth ranges of the Trustees' direct beneficial share ownership in the Fund and in all Funds of the Trust as of December 31, 2004.



                                                                 AGGREGATE DOLLAR RANGE OF SHARES
                                                                      DIRECTLY OWNED IN ALL
                                      DOLLAR RANGE OF SHARES       FUNDS OF THE TRUST (WHETHER
                                    DIRECTLY OWNED IN THE FUND      OR NOT OFFERED HEREUNDER)
   NAME/FUNDS OFFERED HEREUNDER          OFFERED HEREUNDER             OVERSEEN BY TRUSTEE
   ----------------------------     --------------------------   --------------------------------
JAY O. LIGHT                                   None                            None

DONALD W. GLAZER                              [    ]                       Over $100,000
GMO Emerging Markets Quality Fund

W. NICHOLAS THORNDIKE                          None                           [    ]



The following table sets forth ranges of the Trustees' indirect beneficial share ownership in Funds of the Trust, as of December 31, 2004, by virtue of their direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other Funds of the Trust and of other private investment companies managed by the Manager that invest in Funds of the Trust.



                                                              AGGREGATE DOLLAR RANGE OF SHARES
                                                                  INDIRECTLY OWNED IN ALL
                                  DOLLAR RANGE OF SHARES        FUNDS OF THE TRUST (WHETHER
                               INDIRECTLY OWNED IN THE FUND      OR NOT OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER         OFFERED HEREUNDER              OVERSEEN BY TRUSTEE
----------------------------   ----------------------------   --------------------------------
DONALD W. GLAZER                              [    ]                          [    ]



Trustee Ownership of Securities Issued by the Manager or Principal Underwriter


None.


Trustee Ownership of Related Companies



The following table sets forth information about securities owned by the Trustees and their family members as of December 31, 2004 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.

                            NAME OF
                          OWNER(S) AND
       NAME OF           RELATIONSHIP TO                              TITLE OF      VALUE OF
NON-INTERESTED TRUSTEE      TRUSTEE                COMPANY             CLASS       SECURITIES   % OF CLASS
----------------------   ---------------   ----------------------   -----------    ----------   ----------
Jay O. Light                   N/A                  None                 N/A          N/A         N/A

Donald W. Glazer               Self           GMO Tax-Managed         Limited       $420,726     4.20%(2)
                                            Absolute Return Fund,   partnership
                                            a private investment    interest -
                                             company managed by      Class C
                                               the Manager.(1)

                                             GMO Multi-Strategy       Limited       $418,351     0.38%(2)
                                             Fund (Onshore), a      partnership
                                             private investment     interest -
                                             company managed by       Class A
                                              the Manager.(1)

                                                GMO Brazil            Limited       $      0     1.95%
                                             Sustainable Forest     partnership
                                             Fund, LP, a private      interest
                                             investment company
                                            managed by Renewable
                                           Resources LLC(3), and
                                             affiliate of the
                                                 Manager.

                                                GMO Brazil            Limited       $      0     2.02%
                                             Sustainable Forest     partnership
                                           Fund(2), LP, a private     interest
                                             investment company
                                            managed by Renewable
                                           Resources LLC(3), and
                                              affiliate of the
                                                  Manager.

W. Nicholas Thorndike         N/A                   None                 N/A           N/A        N/A


(1) The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.





(2) Mr. Glazer owns less than 1% of the outstanding voting securities of the fund.



(3) The Manager may be deemed to "control" this fund by virtue of its affiliations with and role as a managing member of Renewable Resources LLC.



REMUNERATION. The Trust has adopted a compensation policy for its non-interested Trustees. Each non-interested Trustee receives an annual retainer from the Trust for his services. In addition, each non-interested Chairman of the Trust's standing committees and a non-interested Chairman of the Board of Trustees receive an annual fee. Each non-interested Trustee is also paid a fee for each in-person and telephone meeting of the

Board of Trustees or any committee thereof attended or participated in, as the case may be, and a fee for consideration of any action proposed to be taken by written consent. The Trust pays no additional compensation to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance All current Trustees of the Trust are non-interested Trustees.



     Other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Fund, the Trust, or any other series hereunder during the fiscal year ended February 28, 2005:



                             AGGREGATE       PENSION OR RETIREMENT    ESTIMATED ANNUAL
                            COMPENSATION   BENEFITS ACCRUED AS PART    BENEFITS UPON     TOTAL COMPENSATION
NAME OF PERSON, POSITION   FROM THE FUND       OF FUND EXPENSES          RETIREMENT        FROM THE TRUST
------------------------   -------------   ------------------------   ----------------   ------------------
Jay O. Light, Trustee          $[   ]                 N/A                    N/A              $165,903
Donald W. Glazer, Esq.,
   Trustee                     $[   ]                 N/A                    N/A              $170,683



Mr. Eston and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



[As of June __, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund.]



CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading "Management of the Fund," under a separate Management Contract (the "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses incurred through at least June 30, 2006.


The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period of two years from the date of its execution and continuously thereafter only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.


The Management Fee for the Fund is calculated based on a fixed percentage of the Fund's average daily net assets. Pursuant to the Management Contract, the Fund has paid the following amounts as Management Fees to the Manager during the last three fiscal years:



 EMERGING MARKETS
  QUALITY FUND          Gross     Reduction       Net
 ----------------    ----------   ---------   ----------
Year ended 2/28/05   $             $          $
Year ended 2/29/04    1,107,505     90,320     1,017,185
Year ended 2/28/03      924,981     72,393       852,588

In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.


PORTFOLIO MANAGEMENT



Day-to-day management of the Fund is the responsibility of GMO's Emerging Markets Division. The Division's members work collaboratively to manage the Fund's portfolio, and no one person is primarily responsible for day-to-day management of the Fund.



The following table sets forth additional information about Mr. Arjun Divecha, the senior member of the Emerging Markets Division responsible for coordinating the Fund's overall portfolio management. The information provided is as of the date of the Trust's most recently completed fiscal year.

                   OTHER REGISTERED INVESTMENT COMPANIES
   PORTFOLIO         MANAGED (INCLUDING OTHER NON-GMO       OTHER POOLED INVESTMENT VEHICLES       SEPARATE ACCOUNTS MANAGED
MANAGEMENT TEAM   MUTUAL FUND SUBADVISORY RELATIONSHIPS)          MANAGED (WORLD-WIDE)                    (WORLD-WIDE)
---------------   --------------------------------------   ---------------------------------   ---------------------------------
                     Number of accounts   Total assets     Number of accounts   Total assets   Number of accounts   Total assets
                     ------------------   ------------     ------------------   ------------   ------------------   ------------
Arjun Divecha



                  OTHER REGISTERED INVESTMENT COMPANIES
                     MANAGED FOR WHICH GMO RECEIVES A      OTHER POOLED INVESTMENT VEHICLES
                  PERFORMANCE-BASED FEE (INCLUDING OTHER    MANAGED (WORLD-WIDE) FOR WHICH     SEPARATE ACCOUNTS MANAGED (WORLD-
                    NON-GMO MUTUAL FUND SUBADVISORY        GMO RECEIVES A PERFORMANCE-BASED      WIDE) FOR WHICH GMO RECEIVES A
                              RELATIONSHIPS)                              FEE                        PERFORMANCE-BASED FEE
                  --------------------------------------   ---------------------------------   ---------------------------------
                     Number of accounts   Total assets     Number of accounts   Total assets   Number of accounts   Total assets
                     ------------------   ------------     ------------------   ------------   ------------------   ------------
Arjun Divecha

Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the presence of conflicts between the Fund and other similar accounts managed by the portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.



The senior member of the Fund's portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary, taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his or her individual performance, GMO does not have a typical percentage split among base, bonus and other compensation. Partnership interests are the primary incentive for senior level persons to continue employment with GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.



PORTFOLIO MANAGER FUND OWNERSHIP. The following table sets forth the dollar range of each senior member's beneficial share ownership as of February 28, 2005 in the Fund or Funds which the senior member manages:



NAME OF SENIOR MEMBER   DOLLAR RANGE OF EQUITY SECURITIES IN FUND
---------------------   -----------------------------------------
Arjun Divecha

Custodial Arrangements. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust's custodian on behalf of the Fund. As such, BBH holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, BBH receives and delivers the Fund's cash and securities in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Funds of the Trust, GMO provides direct client service, maintenance, and reporting to shareholders of the Fund. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.



The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, the Fund paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:



                                  March 1, 2002       March 1, 2003       March 1, 2004
                                     Through             Through             Through
                                February 28, 2003   February 29, 2004   February 28, 2005
                                -----------------   -----------------   -----------------
Emerging Markets Quality Fund        $171,293            $205,094


Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of the Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

Distributor. Funds Distributor, Inc. ("FDI"), 100 Summer Street, 15th Floor, Boston, Massachusetts 02110, serves as the Trust's distributor on behalf of the Fund. GMO pays all distribution-related expenses of the Fund (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).

Counsel. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. In addition, two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust's pricing policies.

Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager receives such services from brokers who handle a substantial portion of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities, and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.


The Trust paid, on behalf of the Fund, the following amounts in brokerage commissions during the three most recent fiscal years:

                                  March 1, 2002       March 1, 2003       March 1, 2004
                                     Through             Through             Through
                                February 28, 2003   February 29, 2004   February 28, 2005
                                -----------------   -----------------   -----------------
Emerging Markets Quality Fund        $384,701            $358,718



Differences in the amount of brokerage commissions paid by the Trust, on behalf of the Fund, during the Fund's three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions (ii) management of cash flows into and out of the Fund as a result of shareholder purchases and redemptions, or (iii) rebalancing portfolios to reflect the results of the Manager's portfolio management models. Changes in the amount of brokerage commissions paid by the Trust, on behalf of the Fund, do not reflect material changes in the Fund's investment objective or strategies.


                      PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Fund. The Trust's proxy voting policy and the Manager's proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.

The Manager's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.gmo.com and on the Securities and Exchange Commission's website at www.sec.gov.


                        DISCLOSURE OF PORTFOLIO HOLDINGS.



The policy of the Fund is to protect the confidentiality of the Fund's portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy.



Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over such policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies, and therefore potentially substantially similar portfolio holdings, as the Fund.



Neither GMO nor the Fund will receive any compensation or other consideration in connection with its disclosure of the Fund's portfolio holdings.

GMO may disclose the Fund's portfolio holdings (together with any other information from which the Fund's portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the "Portfolio Holdings Information") to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents ("Permitted Recipients") by means of the GMO website. The Fund's prospectus describes, to the extent applicable, the type of information that is disclosed on GMO's website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure. GMO also may make Portfolio Holdings Information available to Permitted Recipients by email or by any other means in such scope and form and with such frequency as GMO may reasonably determine no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund's prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund's website where the information will be made available) or on the same day as a publicly available, routine filing with the Securities and Exchange Commission ("SEC") that includes the Portfolio Holdings Information.



In order to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund.



In certain cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. Such disclosure may only be made if senior management of GMO determines that such disclosure is in the best interests of the shareholders of the Fund. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund's shareholders. GMO will seek to monitor a recipient's use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.



The restrictions and obligations described above do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Fund in connection with their day-to-day operations and management, including GMO, GMO's affiliates, the Fund's custodian and auditor, the Fund's pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on the Fund's behalf, and persons assisting the Fund in the voting of proxies. In addition, no provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holding Information as may be required by applicable law, rules or regulations.



Senior management of GMO may authorize any exceptions to these procedures. Exceptions shall be disclosed to the Chief Compliance Officer of the Trust.



If senior management of GMO identifies a potential conflict with respect to the disclosure of

Portfolio Holdings Information between the interests of the Fund's shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO shall inform the Trust's Chief Compliance Officer of the potential conflict, and the Trust's Chief Compliance Officer shall decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances, and shall report his decision to the Board of Trustees.



GMO will regularly report the following information to the Board of Trustees:



     - Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;



     - The nature and scope of disclosure of Portfolio Holdings Information to third parties;



     -    Exceptions to these procedures authorized by senior management of GMO;
          and



     - Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.



ONGOING ARRANGEMENTS TO MAKE PORTFOLIO HOLDINGS AVAILABLE. Portfolio Holdings Information is disclosed on an on-going basis (generally, daily, except with respect to PricewaterhouseCoopers LLP, which receives holdings as needed in connection with the services it provides to the Fund) to the following entities who provide on-going services to the Fund in connection with their day-to-day operations and management:



         NAME OF RECIPIENT                     PURPOSE OF DISCLOSURE
----------------------------------   -----------------------------------------
Investors Bank & Trust Company       Compliance testing

Brown Brothers Harriman & Co.        Custodial services and compliance testing

Boston Global Advisors               Securities lending services

PricewaterhouseCoopers LLP           Independent registered public accounting
                                     firm

Institutional Shareholder Services   Corporate actions services

Interactive Data                     Fair value pricing

FactSet                              Data service provider



Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

      NAME OF RECIPIENT                      PURPOSE OF DISCLOSURE
-----------------------------   -----------------------------------------------
Epstein & Associates, Inc.      Software provider for Code of Ethics monitoring
                                system

Financial Models Company Inc.   Recordkeeping system


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985, as amended and restated June 23, 2000, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for the Fund ends on the last day of February.


Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of forty-four series: U.S. Core Fund; Tobacco-Free Core Fund; U.S. Quality Equity Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Emerging Markets Quality Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; International Core Plus Allocation Fund; Global Growth Fund; World Opportunity Overlay Fund; and Alternative Asset Opportunity Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but the Trustees have no present intention to make such charges.


The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


On June __, 2005 the following shareholders held greater than 25% of the outstanding shares of the Fund:









[TO COME AFTER JUNE 1, 2005.]


As a result, such shareholders may be deemed to "control" the Fund as such term is defined in the 1940 Act.


[As of June __, 2005, less than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.]



                                MULTIPLE CLASSES



The Manager makes all decisions relating to aggregation of accounts for purposes of determining eligibility for the various classes of shares offered by the Fund. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, the Manager considers several factors about its clients including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts are for the same institution regardless of legal entity; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and the relationship can be serviced from a single geographic location.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote by individual Fund (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of the affected Funds are entitled to vote thereon. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the

Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES








[TO COME AFTER JUNE 1, 2005.]


                              FINANCIAL STATEMENTS


The Fund's audited financial statements for the fiscal year ended February 28, 2005 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference.

Appendix A

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS


Following is a computation of the total offering price per share of the Fund. The computation is based upon the net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2005.



Emerging Markets Quality Fund-Class III
   Net Assets at Value (Equivalent to $[   ] per share based on
      [   ] shares of beneficial interest outstanding)            $[   ]

Appendix B


                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Appendix B


BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:


Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.


A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be

Appendix B


characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

Appendix C


                                    GMO TRUST
                               PROXY VOTING POLICY

I.   STATEMENT OF POLICY

GMO Trust (the "Fund") delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the "Adviser").

Therefore, the Board of Trustees (the "Board") of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") on behalf of the Fund when exercising voting authority on behalf of the Fund.

II.  STANDARD

The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.

III. REVIEW OF PROXY VOTING PROCEDURES

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified EXCEPT in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.  DISCLOSURE

The following disclosure shall be provided:

     A. The Adviser shall make available its proxy voting records, for inclusion in the Fund's Form N-PX.

     B. The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund's annual filing on Form N-CSR or the statement of additional information.

     C. The Adviser shall cause the Fund's shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund's web site (if the Fund so chooses) and (ii) information is

Appendix C


          available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund's web site.

Appendix C

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.  PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

     (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

     (2)  ensure that proxies are voted and submitted in a timely manner;

     (3)  handle other administrative functions of proxy voting;

     (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (5)  maintain records of votes cast; and

     (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the

Appendix C


applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III. PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

     1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

     2.   Overseeing the proxy voting process; and

     3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.  CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either

Appendix C


(a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

     1. GMO has a business relationship or potential relationship with the issuer;

     2. GMO has a business relationship with the proponent of the proxy proposal; or

     3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.   RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

     (1) a copy of these policies and procedures which shall be made available to clients, upon request;

     (2)  a record of each vote cast (which ISS maintains on GMO's behalf); and

     (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.  REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Appendix C


Effective: August 6, 2003

Appendix C

Appendix C


                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.   AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Appendix C


Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

Appendix C


VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Appendix C


DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

Appendix C


     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Appendix C


              CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING GUIDELINES

     Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appendix C


ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     - there are clear concerns about the past performance of the company or the board; or

     -    the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are

Appendix C


excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Appendix C


Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Appendix C


Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Appendix C


REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23. Exhibits

     (a)  1.   Amended and Restated Agreement and Declaration of Trust;(1) and

          2. Amendment No. 20 to Amended and Restated Agreement and Declaration of Trust - Exhibit 1.

     (b)  Amended and Restated By-laws of the Trust.(1)

     (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

     (d) Forms of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO International Disciplined Equity Fund, GMO International Growth Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Emerging Markets Quality Fund (formerly "GMO Asia Fund"), GMO Alpha Only Fund (formerly "GMO Global Hedged Equity Fund"), GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund (formerly "GMO Short-Term Income Fund"), GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"), GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund (formerly "GMO World Equity Allocation Fund" and "GMO World Balanced Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Special Purpose Holding Fund (formerly "GMO Alpha LIBOR Fund"), GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Taiwan Fund, GMO Short-Duration Collateral

----------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

          Fund, GMO Benchmark-Free Allocation Fund, GMO Global Growth Fund, GMO World Opportunity Overlay Fund, GMO Global Equity Allocation Fund, GMO U.S. Equity Allocation Fund, GMO Strategic Balanced Allocation Fund, GMO World Opportunities Equity Allocation Fund, and GMO Alternative Asset Opportunity Fund, and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO");(1) and


     (e) Distribution Agreement between the Trust on behalf of each of GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Emerging Markets Quality Fund (formerly "GMO Asia Fund"), GMO Alpha Only Fund (formerly "GMO Global Hedged Equity Fund"), GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund (formerly "Short-Term Income Fund"), GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"), GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund (formerly, "GMO World Equity Allocation Fund" and "GMO World Balanced Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Benchmark-Free Allocation Fund, GMO Global Equity Allocation Fund, GMO U.S. Equity Allocation Fund, GMO Global Growth Fund, GMO Strategic Balanced Allocation Fund, and GMO World Opportunities Equity Allocation Fund, and Funds Distributor, Inc.(1)


     (f)  None.

     (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of certain Funds, GMO and Investors Bank & Trust Company ("IBT");(1)

----------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

          2. Form of Custodian Agreement (the "BBH Custodian Agreement") between the Trust, on behalf of certain Funds, and Brown Brothers Harriman & Co. ("BBH");(1)

          3. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

          4. Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT, dated May 30, 2003;(1)

          5. Forms of Letter Agreements with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

          6. Letter Agreement with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH, dated June 4, 2003;(1)

          7. Form of Accounting Agency Agreement (the "Accounting Agency Agreement") between the Trust, on behalf of certain Funds, and BBH;(1)

          8. Form of Letter Agreement with respect to the Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

          9. Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1)

          10. Form of Letter Agreement with respect to the 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1)

          11. Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds of the Trust;(1) and

          12. Form of Letter Agreement with respect to the Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds.(1)

     (h) 1. Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

          2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

          3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;* and

----------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*    To be filed by amendment.

          4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.*

     (i)  Form of Opinion and Consent of Ropes & Gray.(1)

     (j)  Consent of PricewaterhouseCoopers LLP.*

     (k)  Financial Statements - Not applicable.

     (l)  None.

     (m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M);(1)

          2. Form of Amended and Restated Administration Agreement;(1)

          3. Form of Service Agreement between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds;(1)

          4. Form of Services Agreement between the Fidelity Brokerage Services LLC and National Financial Services LLC (together "Fidelity"), and the Trust, on behalf of certain Funds;(1)

          5. Form of Shareholder Service Agreement between Deutsche Bank Trust Company Americas and the Trust, on behalf of certain Funds;(1)

          6. Form of Shareholder Service Agreement between GE Financial Trust Company and the Trust, on behalf of certain Funds;(1)

          7. Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds;(1)

          8. Form of First Amendment to the Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds;(1)

          9. Form of Shareholder Services Agreement between Citistreet LLC and the Trust, on behalf of certain Funds, as amended;(1) and

          10. Form of Shareholder Service Agreement between NYLIM Service Company LLC, NYLIFE Distributors LLC, and the Trust, on behalf of certain Funds.(1)

----------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*    To be filed by amendment.

     (n) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated _____, 2005.*

     (o)  Reserved.

     (p) Code of Ethics adopted by the Trust, GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd, GMO Woolley Ltd., and Renewable Resources LLC.(1)

Item 24. Persons Controlled by or Under Common Control with Registrant

     None.

Item 25. Indemnification

     See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26. Business and Other Connections of Investment Adviser

          A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the "Investment Adviser"), is set forth under the captions "Management of the Funds" in the prospectus and "Investment Advisory and Other Services" in the statement of additional information, each forming part of this Registration Statement.

          Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption "Management of the Trust" in the Registrant's statement of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

----------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*    To be filed by amendment.

       NAME            POSITION WITH INVESTMENT ADVISER              OTHER CONNECTIONS
       ----            --------------------------------              -----------------
Forrest Berkley      Member                                Member of Board of Directors and
                                                           Member of Investment Committee,
                                                           Maine Community Foundation, 245 Main
                                                           Street, Ellsworth, ME 04605

Paul J. Bostock      Member                                Director, Inquire UK, Baldocks Barn
                                                           Chiddingstone Causway, Tonbridge,
                                                           Kent TN11 8JX

Arjun Divecha        Member and Member of the Board of     Director, Frog Hollow Fresh LLC,
                     Directors                             P.O. Box 872, Brentwood, CA 94513

Robert P. Goodrow    Member                                Trustee, The Batterymarch Trust, c/o
                                                           GMO LLC, 40 Rowes Wharf, Boston, MA
                                                           02110

R. Jeremy Grantham   Founding Member and Chairman of the   MSPCC Investment Committee, 555
                     Board of Directors                    Amory Street, Jamaica Plain, MA 02130

Jon Hagler           Member of the Board of Directors      Overseer, WGBH Boston, 125 Western
                                                           Ave., Boston, MA 02134; Trustee
                                                           Emeritus, Texas A&M Foundation,
                                                           Texas A&M University, College
                                                           Station, TX  77843; Chairman, Vision
                                                           2020 Advisory Council, Texas A&M
                                                           University, College Station, TX
                                                           77843; Convening Chair, One
                                                           Spirit-One Vision Capital Campaign,
                                                           Texas A&M University, College
                                                           Station, TX  77843;

John McKinnon        Member                                Director, J&S McKinnon Pty Ltd., 10
                                                           Dubarda Street, Engadine, Australia,
                                                           NSW 2233; Quant Partners Pty Ltd.,
                                                           Level 7, 2 Bulletin Place, Sydney,
                                                           Australia, NSW 2000; GMO Australia
                                                           Nominees Ltd., Level 7, 2 Bulletin
                                                           Place, Sydney, Australia, NSW 2000;
                                                           Trex Advisors Pty Ltd, Level 7, 2
                                                           Bulletin Place, Sydney NSW 2000

John Rosenblum       Vice Chairman of the Board of         Director; The Chesapeake
                     Directors                             Corporation, 1021 East Cary Street,
                                                           Richmond, VA  23219;

                                                           Thomas Rutherfoord, Inc., One South
                                                           Jefferson Street, SW, Roanoke, VA
                                                           24011; The Providence Journal, a
                                                           division of Belo Corporation, 75
                                                           Providence Street, Providence, RI
                                                           02902; Trustee, Landmark Volunteers,
                                                           P.O. Box 455, Sheffield, MA  01257;
                                                           Jamestown-Yorktown Foundation, Inc.,
                                                           P.O. Box 1607, Williamsburg, VA
                                                           23187-1607; Tredegar National Civil
                                                           War Center Foundation, 200 S. Third
                                                           St., Richmond, VA  23219; Atlantic
                                                           Challenge Foundation, 643 Main St.,
                                                           Rockland, ME  04841; MBA Tech
                                                           Connection, Inc., P.O. Box 5769,
                                                           Charlottesville, VA  22905;
                                                           Charlottesville and University
                                                           Symphony Society, 112 Old Cabell
                                                           Hall, Charlottesville, VA  22903;
                                                           Trustee, Farnsworth Art Museum, 16
                                                           Museum Street, Rockland, Maine  04841

Anthony Ryan         Member                                Trustee of the Woods Hole
                                                           Oceanographic Institution.
                                                           Woods Hole, MA

Eyk Van Otterloo     Founding Member and Member of the     Board Member, Chemonics
                     Board of Directors                    International, 1133 20th Street, NW,
                                                           Suite 600, Washington, D.C. 20036;
                                                           Breevast B.V., J.J. Viottastraat 39,
                                                           1071 JP Amsterdam, The Netherlands;
                                                           Committee; Chairman of the Board,
                                                           OneCoast Network LLC, 408
                                                           Jamesborough Drive, Pittsburgh, PA
                                                           15238

Item 27. Principal Underwriters

Item 27(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following investment companies:

            GMO Trust
            Merrimac Series
            Munder Series Trust
            Munder Series Trust II
            Skyline Funds
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust
            TD Waterhouse Plus Funds, Inc.

     FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI has its main address at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b). Information about Directors and Officers of FDI is as follows:

Director or Officer   Positions and Offices with FDI
-------------------   ------------------------------
William J. Tomko      President

Kevin J. Dell         Secretary and Director

Edward S. Forman      Assistant Secretary

Robert A. Bucher      Financial and Operations Principal

Charles L. Booth      Vice President and
                      Assistant Compliance Officer

Richard F. Froio      Vice President and Chief Compliance Officer

James L. Fox          Director

Steven E. Hoffman     Treasurer

The above FDI directors and officers do not have positions or offices with the Trust.

Item 27(c). Other Compensation received by FDI from the certain Funds of the Trust with respect to the last fiscal year:

                                           Class M Shares
GMO Fund Name*                       Distribution (12b-1) Fees*
-------------                        --------------------------
U.S. Core Fund                               $237,102
Value Fund                                   $ 21,519
Growth Fund                                  $206,631
International Intrinsic Value Fund           $  6,417**
Foreign Fund                                 $ 20,373
Emerging Countries Fund                      $ 74,765

* Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FDI. The Class M Shares distribution (12b-1) fees constitute payments for services rendered and expenses borne by FDI, which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto.

** Reflects fees paid from October 2, 2003 (commencement of offering Class M Shares) through February 29, 2004.

Item 28. Location of Accounts and Records

     The accounts, books, and other documents required to be maintained by
     Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant's investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant's distributor, Funds Distributor, Inc., 100 Summer Street, 15th Floor, Boston, MA 02110; the Registrant's custodian for certain of the Funds, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109; and the Registrant's custodian and transfer agent for certain of the Funds, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services

     Not Applicable.

Item 30. Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 107 under the Securities Act and Post-Effective Amendment No. 134 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of April 2005.

                                        GMO Trust


                                        By: SCOTT E. ESTON*
                                            ------------------------------------
                                            Scott E. Eston
                                            Title: President; Chief Executive
                                            Officer; Principal Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 107 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                                 Title                       Date
----------                                 -----                       ----


SCOTT E. ESTON*             President; Chief Executive Officer;   April 29, 2005
-------------------------   Principal Executive Officer
Scott E. Eston


SUSAN RANDALL HARBERT*      Chief Financial Officer and           April 29, 2005
-------------------------   Treasurer; Principal Financial and
Susan Randall Harbert       Accounting Officer


DONALD W. GLAZER*           Trustee                               April 29, 2005
-------------------------
Donald W. Glazer


JAY O. LIGHT*               Trustee                               April 29, 2005
-------------------------
Jay O. Light


W. NICHOLAS THORNDIKE*      Trustee                               April 29, 2005
-------------------------
W. Nicholas Thorndike


                                        * By: /S/ DAVID BOHAN
                                              ----------------------------------
                                              David Bohan
                                              Attorney-in-Fact

                                POWER OF ATTORNEY

     I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Scott Eston, Susan Randall Harbert and David Bohan, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

     (Seal)

Signature                    Title         Date
---------                    -----         ----


/S/ Jay O. Light            Trustee    April 11, 2005
-------------------------
Jay O. Light

                                POWER OF ATTORNEY

     I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Scott Eston, Susan Randall Harbert and David Bohan, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

     (Seal)

Signature                    Title         Date
---------                    -----         ----


/S/ Donald W. Glazer        Trustee   April 11, 2005
-------------------------
Donald W. Glazer

                                POWER OF ATTORNEY

     I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Susan Randall Harbert and David Bohan, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

     (Seal)

Signature                                  Title                       Date
---------                                  -----                       ----


/S/ Scott E. Eston          President; Chief Executive Officer;   April 14, 2005
-------------------------   Principal Executive Officer
Scott E. Eston

                                POWER OF ATTORNEY

     I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Scott Eston and David Bohan, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

     (Seal)

Signature                                     Title                  Date
---------                                     -----                  ----


/S/ Susan Randall Harbert      Chief Financial Officer and      April 11, 2005
----------------------------   Treasurer; Principal Financial
Susan Randall Harbert          and Accounting Officer

                                POWER OF ATTORNEY

     I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and David Bohan, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

     (Seal)

Signature                       Title         Date
---------                       -----         ----


/S/ W. Nicholas Thorndike      Trustee   March 23, 2005
----------------------------
W. Nicholas Thorndike

                                  EXHIBIT INDEX

                                    GMO TRUST

Exhibit No.   Title of Exhibit
-----------   ----------------
1             Amendment No. 20 to Amended and Restated Agreement and Declaration
              of Trust.